UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 73.5%
Advertising Services — 0.0%
Millennial Media, Inc.†	4,075	$29,625
Aerospace/Defense — 0.1%
Boeing Co.	772	105,370
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	6,125	171,561
B/E Aerospace, Inc.†	857	74,585
United Technologies Corp.	1,204	137,015
		383,161
Agricultural Chemicals — 0.7%
Monsanto Co.	4,316	503,030
Airlines — 0.8%
Alaska Air Group, Inc.	1,325	97,215
Republic Airways Holdings, Inc.†	11,725	125,340
United Continental Holdings, Inc.†	10,890	411,969
		634,524
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,272	91,317
Ralph Lauren Corp.	375	66,214
Vince Holding Corp.†	200	6,134
		163,665
Applications Software — 0.6%
Intuit, Inc.	4,169	318,178
Microsoft Corp.	3,278	122,696
		440,874
Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,195	329,895
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	5,084	78,446
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,656	97,986
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	962	53,785
Dana Holding Corp.	7,925	155,489
Tower International, Inc.†	1,525	32,635
		241,909
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,400	40,368
Banks-Commercial — 1.7%
1st Source Corp.	600	19,164
Bancfirst Corp.	1,325	74,279
BancorpSouth, Inc.	2,800	71,176
Banner Corp.	600	26,892
BBCN Bancorp, Inc.	950	15,760
Cathay General Bancorp	1,075	28,735
Central Pacific Financial Corp.	3,600	72,288
Chemical Financial Corp.	400	12,668
Citizens & Northern Corp.	175	3,610
City Holding Co.	675	31,273
CoBiz Financial, Inc.	875	10,465
CVB Financial Corp.	4,800	81,936
First Commonwealth Financial Corp.	7,700	67,914
First Financial Bancorp	650	11,330
First Interstate Bancsystem, Inc.	575	16,313
First Merchants Corp.	325	7,397
FNB Corp.	1,775	22,400
Guaranty Bancorp	475	6,674
MainSource Financial Group, Inc.	650	11,719
MetroCorp Bancshares, Inc.	500	7,535
OFG Bancorp	3,100	53,754
OmniAmerican Bancorp, Inc.†	375	8,018
PacWest Bancorp	3,787	159,887
Regions Financial Corp.	4,979	49,242
Sierra Bancorp	250	4,023
Simmons First National Corp., Class A	825	30,649
Southwest Bancorp, Inc.†	2,900	46,168
StellarOne Corp.	325	7,823
Suffolk Bancorp†	1,600	33,280
Susquehanna Bancshares, Inc.	1,700	21,828
SVB Financial Group†	300	31,458
TCF Financial Corp.	2,825	45,906
UMB Financial Corp.	375	24,105
Union First Market Bankshares Corp.	4,525	112,265
Webster Financial Corp.	225	7,016
West Bancorporation, Inc.	850	13,447
Westamerica Bancorporation	325	18,349
Wilshire Bancorp, Inc.	1,800	19,674
		1,286,420
Banks-Fiduciary — 0.0%
State Street Corp.	260	19,081
Banks-Super Regional — 1.0%
Capital One Financial Corp.	2,168	166,090
Comerica, Inc.	1,993	94,747
Fifth Third Bancorp	1,023	21,514
PNC Financial Services Group, Inc.	788	61,133
SunTrust Banks, Inc.	1,802	66,332
US Bancorp	4,652	187,941
Wells Fargo & Co.	2,758	125,213
		722,970
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	3,070	126,822
Monster Beverage Corp.†	2,745	186,029
PepsiCo, Inc.	5,594	463,966
		776,817
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	4,538	342,937
Broadcast Services/Program — 0.3%
Digital Generation, Inc.†	10,175	129,731
Nexstar Broadcasting Group, Inc., Class A	1,075	59,910
		189,641
Building & Construction Products-Misc. — 0.2%
Gibraltar Industries, Inc.†	3,500	65,065
Nortek, Inc.†	325	24,245
Trex Co., Inc.†	375	29,824
		119,134
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	525	17,178
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	800	9,624
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	8,757	455,058

Time Warner Cable, Inc.	1,650	223,575
		678,633
Casino Hotels — 0.5%
MGM Resorts International†	14,269	335,607
Wynn Resorts, Ltd.	312	60,593
		396,200
Cellular Telecom — 0.5%
NTELOS Holdings Corp.	125	2,529
T-Mobile US, Inc.†	11,106	373,606
		376,135
Chemicals-Diversified — 0.9%
Celanese Corp., Series A	662	36,615
Dow Chemical Co.	1,332	59,141
E.I. du Pont de Nemours & Co.	277	17,997
LyondellBasell Industries NV, Class A	5,266	422,754
PPG Industries, Inc.	658	124,796
		661,303
Chemicals-Specialty — 0.4%
Minerals Technologies, Inc.	3,550	213,249
OM Group, Inc.†	1,425	51,884
		265,133
Coal — 0.1%
Alpha Natural Resources, Inc.†	6,025	43,019
Westmoreland Coal Co.†	125	2,411
		45,430
Commercial Services — 0.1%
Intersections, Inc.	1,800	14,022
Providence Service Corp.†	950	24,434
		38,456
Commercial Services-Finance — 0.7%
EVERTEC, Inc.	375	9,247
Heartland Payment Systems, Inc.	825	41,118
MasterCard, Inc., Class A	461	385,147
Vantiv, Inc., Class A†	2,975	97,015
Xoom Corp.†	175	4,790
		537,317
Computer Aided Design — 0.5%
ANSYS, Inc.†	2,652	231,254
Aspen Technology, Inc.†	2,825	118,085
		349,339
Computer Services — 0.5%
CACI International, Inc., Class A†	1,350	98,847
International Business Machines Corp.	417	78,217
Manhattan Associates, Inc.†	1,775	208,527
Unisys Corp.†	600	20,142
		405,733
Computer Software — 0.0%
Avid Technology, Inc.†	3,750	30,562
Computers — 2.2%
Apple, Inc.	2,942	1,650,786
Hewlett-Packard Co.	1,087	30,414
		1,681,200
Computers-Integrated Systems — 0.5%
NCR Corp.†	3,791	129,122
Teradata Corp.†	5,182	235,729
		364,851
Computers-Memory Devices — 0.2%
EMC Corp.	4,289	107,868
NetApp, Inc.	921	37,890
Violin Memory, Inc.†	800	3,168
		148,926
Consulting Services — 0.0%
FTI Consulting, Inc.†	600	24,684
Consumer Products-Misc. — 0.6%
CSS Industries, Inc.	850	24,378
Kimberly-Clark Corp.	4,044	422,436
		446,814
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	9,182	409,242
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	8,220	78,912
Rock Tenn Co., Class A	719	75,502
		154,414
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	10,872	708,963
Inter Parfums, Inc.	150	5,372
Procter & Gamble Co.	634	51,614
		765,949
Data Processing/Management — 0.3%
CSG Systems International, Inc.	2,225	65,415
Fair Isaac Corp.	600	37,704
Pegasystems, Inc.	1,950	95,901
		199,020
Decision Support Software — 0.0%
QAD, Inc.	425	7,506
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,800	29,716
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	2,725	23,326
Distribution/Wholesale — 0.7%
Fastenal Co.	4,652	221,017
Owens & Minor, Inc.	1,900	69,464
United Stationers, Inc.	4,050	185,854
WW Grainger, Inc.	116	29,629
		505,964
Diversified Banking Institutions — 1.1%
Bank of America Corp.	3,742	58,263
Citigroup, Inc.	3,051	158,987
Goldman Sachs Group, Inc.	1,049	185,946
JPMorgan Chase & Co.	6,233	364,506
Morgan Stanley	2,928	91,822
		859,524

Diversified Manufacturing Operations — 1.7%
Colfax Corp.†	3,283	209,094
Danaher Corp.	5,424	418,733
Dover Corp.	3,138	302,943
Eaton Corp. PLC	1,255	95,531
General Electric Co.	5,010	140,430
Leggett & Platt, Inc.	1,125	34,807
Park-Ohio Holdings Corp.†	325	17,030
Standex International Corp.	1,000	62,880
Tredegar Corp.	1,325	38,173
		1,319,621
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	2,950	17,376
Nektar Therapeutics†	3,250	36,887
		54,263
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	1,054	420,324
Chegg, Inc.†	800	6,808
eBay, Inc.†	7,020	385,328
zulily, Inc., Class A†	200	8,286
		820,746
E-Commerce/Services — 0.4%
priceline.com, Inc.†	282	327,797
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	1,800	15,642
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,852	129,973
Electric-Integrated — 0.5%
Dominion Resources, Inc.	345	22,318
Duke Energy Corp.	383	26,431
El Paso Electric Co.	1,325	46,521
NextEra Energy, Inc.	326	27,912
NorthWestern Corp.	2,775	120,213
PG&E Corp.	657	26,464
PNM Resources, Inc.	1,075	25,929
Portland General Electric Co.	2,650	80,030
UNS Energy Corp.	600	35,910
		411,728
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	3,990	156,488
Electronic Components-Misc. — 1.0%
Benchmark Electronics, Inc.†	4,950	114,246
Stoneridge, Inc.†	11,000	140,250
TE Connectivity, Ltd.	8,680	478,355
Vishay Intertechnology, Inc.†	1,350	17,901
		750,752
Electronic Components-Semiconductors — 1.0%
DSP Group, Inc.†	1,125	10,924
First Solar, Inc.†	925	50,542
Intel Corp.	2,542	65,990
LSI Corp.	2,500	27,550
Micron Technology, Inc.†	3,454	75,159
ON Semiconductor Corp.†	14,531	119,735
PLX Technology, Inc.†	17,375	114,328
PMC - Sierra, Inc.†	4,350	27,971
QLogic Corp.†	775	9,168
Texas Instruments, Inc.	1,876	82,375
Xilinx, Inc.	4,605	211,462
		795,204
Electronic Connectors — 0.5%
Amphenol Corp., Class A	3,842	342,630
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	9,842	137,985
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	4,837	154,881
Electronic Security Devices — 0.5%
Taser International, Inc.†	10,225	162,373
Tyco International, Ltd.	6,101	250,385
		412,758
Energy-Alternate Sources — 0.1%
Green Plains Renewable Energy, Inc.	1,575	30,539
REX American Resources Corp.†	1,575	70,418
		100,957
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	2,825	119,893
Fluor Corp.	829	66,561
VSE Corp.	825	39,608
		226,062
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,338	29,115
Enterprise Software/Service — 1.4%
Digital River, Inc.†	3,275	60,588
Informatica Corp.†	5,113	212,189
MedAssets, Inc.†	3,150	62,464
Oracle Corp.	18,610	712,019
Veeva Systems, Inc., Class A†	800	25,680
		1,072,940
Finance-Consumer Loans — 0.5%
Nelnet, Inc., Class A	1,250	52,675
Ocwen Financial Corp.†	2,475	137,239
Portfolio Recovery Associates, Inc.†	850	44,914
Springleaf Holdings, Inc.†	400	10,112
World Acceptance Corp.†	1,150	100,659
		345,599
Finance-Credit Card — 0.8%
American Express Co.	2,212	200,695
Visa, Inc., Class A	1,720	383,009
		583,704
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	4,743	93,153
FBR & Co.†	775	20,444
Greenhill & Co., Inc.	250	14,485
Investment Technology Group, Inc.†	6,800	139,808
LPL Financial Holdings, Inc.	3,281	154,305
TD Ameritrade Holding Corp.	2,075	63,578
		485,773

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	1,350	25,866
Marlin Business Services Corp.	1,400	35,280
		61,146
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	600	15,834
Finance-Other Services — 0.2%
IntercontinentalExchange Group, Inc.	410	92,217
Outerwall Inc†	900	60,543
		152,760
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	325	10,364
Food-Confectionery — 0.7%
Hershey Co.	5,072	493,151
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	975	33,062
Chiquita Brands International, Inc.†	3,525	41,243
Mondelez International, Inc., Class A	3,080	108,724
Pinnacle Foods, Inc.	1,575	43,249
		226,278
Food-Retail — 0.5%
Arden Group, Inc., Class A	164	20,748
SUPERVALU, Inc.†	7,200	52,488
Whole Foods Market, Inc.	5,356	309,737
		382,973
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	2,025	80,392
Gas-Distribution — 0.2%
AGL Resources, Inc.	550	25,977
Laclede Group, Inc.	775	35,293
Piedmont Natural Gas Co., Inc.	800	26,528
Southwest Gas Corp.	600	33,546
		121,344
Home Furnishings — 0.0%
Norcraft Cos., Inc.†	1,200	23,544
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	676	33,435
Marriott International, Inc., Class A	3,097	152,868
Starwood Hotels & Resorts Worldwide, Inc.	1,202	95,499
		281,802
Housewares — 0.0%
Lifetime Brands, Inc.	1,450	22,809
Human Resources — 0.5%
Barrett Business Services, Inc.	1,825	169,251
Cross Country Healthcare, Inc.†	3,250	32,435
Monster Worldwide, Inc.†	22,325	159,177
		360,863
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	950	14,982
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	625	15,631
Instruments-Controls — 0.6%
Honeywell International, Inc.	1,190	108,731
Sensata Technologies Holding NV†	9,056	351,101
Watts Water Technologies, Inc., Class A	75	4,640
		464,472
Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	3,550	93,649
CNO Financial Group, Inc.	4,950	87,565
Lincoln National Corp.	2,309	119,191
Primerica, Inc.	650	27,892
Prudential Financial, Inc.	1,505	138,791
		467,088
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	4,140	149,992
Insurance-Property/Casualty — 0.2%
Chubb Corp.	394	38,072
Global Indemnity PLC†	275	6,957
Navigators Group, Inc.†	550	34,738
ProAssurance Corp.	1,000	48,480
Stewart Information Services Corp.	150	4,841
		133,088
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	300	12,393
Platinum Underwriters Holdings, Ltd.	1,175	72,004
		84,397
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	5,175	40,986
IntraLinks Holdings, Inc.†	4,950	59,944
		100,930
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	3,292	87,567
Twitter, Inc.†	723	46,019
		133,586
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	1,800	71,100
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	850	19,108
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	5,534	65,965
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc. Class A	200	13,038
Federated Investors, Inc., Class B	375	10,800
Invesco, Ltd.	1,635	59,514
T. Rowe Price Group, Inc.	1,620	135,707
		219,059
Lasers-System/Components — 0.2%
Coherent, Inc.†	1,250	92,987
Newport Corp.†	1,850	33,430
		126,417

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	800	87,456
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	600	37,338
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	494	44,860
Hyster-Yale Materials Handling, Inc.	275	25,619
		70,479
Machinery-Farming — 0.0%
Alamo Group, Inc.	375	22,759
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	1,000	49,090
Kadant, Inc.	1,600	64,832
Roper Industries, Inc.	1,658	229,931
		343,853
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	200	12,438
Medical Information Systems — 0.2%
athenahealth, Inc.†	976	131,272
Medical Instruments — 0.4%
CONMED Corp.	2,475	105,187
NuVasive, Inc.†	1,100	35,563
SurModics, Inc.†	6,100	148,779
		289,529
Medical Laser Systems — 0.0%
PhotoMedex, Inc.†	1,500	19,425
Medical Products — 0.3%
Covidien PLC	1,419	96,634
Cyberonics, Inc.†	325	21,291
Greatbatch, Inc.†	1,600	70,784
Invacare Corp.	2,725	63,247
		251,956
Medical-Biomedical/Gene — 2.8%
Aegerion Pharmaceuticals, Inc.†	1,425	101,118
Alexion Pharmaceuticals, Inc.†	2,345	312,026
Alnylam Pharmaceuticals, Inc.†	2,100	135,093
Celgene Corp.†	2,820	476,467
Foundation Medicine, Inc.†	275	6,551
Gilead Sciences, Inc.†	7,941	596,766
Karyopharm Therapeutics, Inc.†	300	6,876
MacroGenics, Inc.†	1,400	38,402
Merrimack Pharmaceuticals, Inc.†	3,225	17,221
NPS Pharmaceuticals, Inc.†	11,680	354,605
Trius Therapeutics, Inc. CVR†(1)(2)	3,700	0
Vertex Pharmaceuticals, Inc.†	734	54,536
		2,099,661
Medical-Drugs — 3.0%
Abbott Laboratories	6,543	250,793
Allergan, Inc.	1,785	198,278
Bristol-Myers Squibb Co.	3,008	159,875
ChemoCentryx, Inc.†	2,225	12,883
Chimerix, Inc.†	1,350	20,399
Eli Lilly & Co.	1,626	82,926
Endo Health Solutions, Inc.†	2,700	182,142
Jazz Pharmaceuticals PLC†	2,356	298,175
Johnson & Johnson	551	50,466
Medivation, Inc.†	4,620	294,848
Merck & Co., Inc.	404	20,220
Orexigen Therapeutics, Inc.†	4,950	27,869
Pacira Pharmaceuticals, Inc.†	1,025	58,927
Pfizer, Inc.	5,663	173,458
Prestige Brands Holdings, Inc.†	1,725	61,755
Repros Therapeutics, Inc.†	1,100	20,130
Sciclone Pharmaceuticals, Inc.†	4,300	21,672
Zoetis, Inc.	9,714	317,551
		2,252,367
Medical-HMO — 0.6%
Aetna, Inc.	3,646	250,079
Centene Corp.†	1,275	75,161
Magellan Health Services, Inc.†	150	8,986
UnitedHealth Group, Inc.	1,222	92,017
		426,243
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	1,169	55,773
Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	3,150	70,718
Amedisys, Inc.†	1,800	26,334
Gentiva Health Services, Inc.†	3,225	40,022
LHC Group, Inc.†	1,000	24,040
		161,114
Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	200	3,890
Mueller Industries, Inc.	1,075	67,736
Precision Castparts Corp.	1,579	425,224
Worthington Industries, Inc.	2,925	123,084
		619,934
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,902	71,781
Multimedia — 1.5%
Time Warner, Inc.	932	64,979
Twenty-First Century Fox, Inc., Class A	15,026	528,615
Walt Disney Co.	6,793	518,985
		1,112,579
Networking Products — 0.2%
Cisco Systems, Inc.	5,983	134,318
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	525	8,327
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	1,700	11,424
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	1,462	122,925
Parker Drilling Co.†	225	1,829
		124,754
Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	2,512	199,252
Cabot Oil & Gas Corp.	137	5,310
Clayton Williams Energy, Inc.†	200	16,390

Cobalt International Energy, Inc.†	4,341	71,409
Contango Oil & Gas Co.†	225	10,634
EOG Resources, Inc.	2,101	352,632
EPL Oil & Gas, Inc.†	4,025	114,712
EQT Corp.	392	35,194
Equal Energy, Ltd.	2,025	10,813
Isramco, Inc.†	25	3,176
Noble Energy, Inc.	2,891	196,906
Occidental Petroleum Corp.	1,387	131,904
PetroQuest Energy, Inc.†	2,075	8,964
Pioneer Natural Resources Co.	480	88,354
Range Resources Corp.	327	27,569
Stone Energy Corp.†	1,325	45,832
Vaalco Energy, Inc.†	1,125	7,751
W&T Offshore, Inc.	4,250	68,000
		1,394,802
Oil Companies-Integrated — 0.7%
Chevron Corp.	846	105,674
Exxon Mobil Corp.	1,534	155,241
Hess Corp.	1,271	105,493
Phillips 66	2,120	163,515
		529,923
Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	2,254	179,261
Oil Refining & Marketing — 0.5%
Delek US Holdings, Inc.	2,525	86,885
Marathon Petroleum Corp.	469	43,021
Valero Energy Corp.	4,216	212,487
Western Refining, Inc.	875	37,109
		379,502
Oil-Field Services — 0.8%
Core Laboratories NV	570	108,841
Exterran Holdings, Inc.†	3,275	112,005
Halliburton Co.	1,530	77,647
Helix Energy Solutions Group, Inc.†	2,575	59,689
Schlumberger, Ltd.	1,318	118,765
SEACOR Holdings, Inc.†	1,425	129,960
		606,907
Paper & Related Products — 0.2%
Domtar Corp.	300	28,302
P.H. Glatfelter Co.	1,875	51,825
Resolute Forest Products, Inc.†	2,400	38,448
Xerium Technologies, Inc.†	3,475	57,303
		175,878
Pharmacy Services — 1.1%
Express Scripts Holding Co.†	9,357	657,236
Omnicare, Inc.	3,449	208,181
		865,417
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	650	21,658
Poultry — 0.1%
Sanderson Farms, Inc.	550	39,781
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,025	46,292
SunPower Corp.†	1,950	58,129
		104,421
Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	11,575	95,146
Consolidated Graphics, Inc.†	500	33,720
Deluxe Corp.	1,425	74,371
Quad/Graphics, Inc.	3,025	82,371
		285,608
Publishing-Books — 0.1%
Courier Corp.	2,500	45,225
Radio — 0.0%
Entercom Communications Corp., Class A†	1,425	14,977
Real Estate Investment Trusts — 2.1%
American Assets Trust, Inc.	900	28,287
American Tower Corp.	3,974	317,205
Anworth Mtg. Asset Corp.	4,850	20,418
Ashford Hospitality Prime, Inc.	100	1,820
Ashford Hospitality Trust, Inc.	500	4,140
Associated Estates Realty Corp.	225	3,611
BioMed Realty Trust, Inc.	600	10,872
Capstead Mortgage Corp.	5,675	68,554
CBL & Associates Properties, Inc.	1,350	24,246
CoreSite Realty Corp.	3,975	127,955
Cousins Properties, Inc.	325	3,348
CYS Investments, Inc.	4,975	36,865
DCT Industrial Trust, Inc.	2,650	18,894
DiamondRock Hospitality Co.	1,425	16,459
EastGroup Properties, Inc.	725	41,999
EPR Properties	825	40,557
Equity Lifestyle Properties, Inc.	425	15,398
FelCor Lodging Trust, Inc.	650	5,304
First Industrial Realty Trust, Inc.	475	8,289
Franklin Street Properties Corp.	1,200	14,340
Home Properties, Inc.	700	37,534
Hospitality Properties Trust	1,325	35,815
Host Hotels & Resorts, Inc.	2,299	44,693
Lexington Realty Trust	5,084	51,908
LTC Properties, Inc.	2,100	74,319
National Retail Properties, Inc.	475	14,407
Pennsylvania Real Estate Investment Trust	1,375	26,097
Post Properties, Inc.	675	30,530
Potlatch Corp.	2,475	103,306
PS Business Parks, Inc.	175	13,374
RAIT Financial Trust	3,150	28,255
Ramco-Gershenson Properties Trust	2,450	38,563
Redwood Trust, Inc.	3,075	59,563
Saul Centers, Inc.	575	27,445
Simon Property Group, Inc.	720	109,555
Strategic Hotels & Resorts, Inc.†	1,625	15,356
Taubman Centers, Inc.	375	23,970
Ventas, Inc.	1,280	73,318
		1,616,569
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,404	143,756

RE/MAX Holdings, Inc., Class A†	1,100	35,277
		179,033
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	975	40,687
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	3,875	57,195
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	225	7,502
Research & Development — 0.0%
PAREXEL International Corp.†	350	15,813
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	2,017	74,266
Retail-Apparel/Shoe — 0.9%
ANN, Inc.†	1,125	41,130
Brown Shoe Co., Inc.	1,950	54,873
Burlington Stores, Inc.†	600	19,200
Children’s Place Retail Stores, Inc.†	2,675	152,395
Express, Inc.†	600	11,202
L Brands, Inc.	4,783	295,828
PVH Corp.	492	66,922
Stein Mart, Inc.	1,300	17,485
		659,035
Retail-Appliances — 0.1%
Conn’s, Inc.†	525	41,365
hhgregg, Inc.†	2,924	40,848
		82,213
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	688	328,823
Retail-Building Products — 0.3%
Home Depot, Inc.	501	41,252
Lowe’s Cos., Inc.	4,367	216,385
		257,637
Retail-Discount — 0.7%
Costco Wholesale Corp.	4,172	496,510
Wal-Mart Stores, Inc.	869	68,381
		564,891
Retail-Drug Store — 0.4%
CVS Caremark Corp.	1,695	121,311
Rite Aid Corp.†	39,200	198,352
		319,663
Retail-Gardening Products — 0.3%
Tractor Supply Co.	2,573	199,613
Retail-Hair Salons — 0.0%
Regis Corp.	975	14,147
Retail-Hypermarkets — 0.0%
Roundy’s, Inc.	1,700	16,762
Retail-Jewelry — 0.2%
Tiffany & Co.	1,813	168,210
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	2,431	141,679
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	4,770	303,992
Retail-Misc./Diversified — 0.0%
Container Store Group, Inc.†	200	9,322
Retail-Music Store — 0.0%
Trans World Entertainment Corp.†	1,100	4,862
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	4,215	22,297
Retail-Pet Food & Supplies — 0.4%
PetMed Express, Inc.	6,825	113,500
PetSmart, Inc.	2,810	204,427
		317,927
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	1,325	21,571
Dillard’s, Inc., Class A	1,350	131,233
Kohl’s Corp.	1,253	71,108
Macy’s, Inc.	2,044	109,150
		333,062
Retail-Restaurants — 0.9%
Biglari Holdings, Inc.†	275	139,326
CEC Entertainment, Inc.	550	24,354
Dunkin’ Brands Group, Inc.	1,860	89,652
Jack in the Box, Inc.†	175	8,754
Red Robin Gourmet Burgers, Inc.†	850	62,509
Sonic Corp.†	4,950	99,940
Starbucks Corp.	3,554	278,598
		703,133
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,687	98,015
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,500	31,680
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	325	4,495
BankFinancial Corp.	225	2,061
Beneficial Mutual Bancorp, Inc.†	850	9,282
Capitol Federal Financial, Inc.	225	2,725
OceanFirst Financial Corp.	925	15,845
		34,408
Schools — 0.1%
Strayer Education, Inc.†	3,100	106,857
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	425	14,374
Semiconductor Components-Integrated Circuits — 1.0%
Aeroflex Holding Corp.†	2,450	15,925
Atmel Corp.†	30,727	240,592
Micrel, Inc.	900	8,883
QUALCOMM, Inc.	5,970	443,273
TriQuint Semiconductor, Inc.†	6,650	55,461
		764,134
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	1,989	128,211
Photronics, Inc.†	3,950	35,668
Ultra Clean Holdings, Inc.†	4,519	45,326
		209,205

Software Tools — 0.0%
VMware, Inc., Class A†	360	32,296
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	780	59,155
United States Steel Corp.	1,616	47,672
		106,827
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	3,475	25,646
Telecom Services — 0.5%
Amdocs, Ltd.	7,002	288,762
Aviat Networks, Inc.†	1,925	4,351
Fairpoint Communications, Inc.†	1,500	16,965
Inteliquent, Inc.	5,925	67,663
		377,741
Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc.†	9,800	185,416
Comtech Telecommunications Corp.	5,000	157,600
		343,016
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,471	72,285
Television — 0.5%
CBS Corp., Class B	5,169	329,472
Sinclair Broadcast Group, Inc., Class A	500	17,865
		347,337
Textile-Apparel — 0.0%
Unifi, Inc.†	975	26,559
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	400	8,220
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	75	1,796
Cornerstone Therapeutics, Inc.†	1,175	11,151
Neurocrine Biosciences, Inc.†	2,550	23,817
Questcor Pharmaceuticals, Inc.	2,475	134,764
Xencor, Inc.†	3,425	31,304
		202,832
Tobacco — 0.6%
Philip Morris International, Inc.	4,137	360,457
Universal Corp.	2,275	124,215
		484,672
Toys — 0.4%
Mattel, Inc.	6,339	301,610
Transactional Software — 0.4%
ACI Worldwide, Inc.†	925	60,125
Solera Holdings, Inc.	3,510	248,368
VeriFone Systems, Inc.†	675	18,103
		326,596
Transport-Rail — 0.9%
Kansas City Southern	1,249	154,664
Union Pacific Corp.	3,372	566,496
		721,160
Transport-Services — 0.5%
FedEx Corp.	2,882	414,345
Transport-Truck — 0.3%
Arkansas Best Corp.	3,225	108,618
Celadon Group, Inc.	375	7,305
Con-way, Inc.	600	23,826
Heartland Express, Inc.	1,350	26,487
Saia, Inc.†	812	26,025
Swift Transportation Co.†	1,625	36,091
		228,352
Travel Services — 0.0%
Interval Leisure Group, Inc.	975	30,128
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	175	13,773
USANA Health Sciences, Inc.†	675	51,016
		64,789
Web Portals/ISP — 2.2%
Blucora, Inc.†	1,600	46,656
Google, Inc., Class A†	1,369	1,534,252
Yahoo!, Inc.†	3,047	123,221
		1,704,129
Wire & Cable Products — 0.2%
Coleman Cable, Inc.	5,500	144,210
Wireless Equipment — 0.9%
InterDigital, Inc.	3,600	106,164
Motorola Solutions, Inc.	6,104	412,020
RF Micro Devices, Inc.†	2,825	14,577
Telenav, Inc.†	2,150	14,168
Ubiquiti Networks, Inc.†	3,600	165,456
		712,385
Total Common Stocks (cost $43,552,320)		56,272,006

PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	225	4,354
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	300	2,691
Telecom Services — 0.0%
Qwest Corp. 6.13%	425	8,053
Total Preferred Securities (cost $20,881)		15,098

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(3)	$9,000	8,190

Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(3)	5,000	5,575
Wells Fargo Capital X 5.95% due 12/01/2086	3,000	2,945
		8,520
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 01/15/2014(3)	27,000	19,980
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(3)	22,000	19,745
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	5,000	5,512
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	3,000	2,160
		47,397
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	6,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	7,000	6,519
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	6,000	5,880
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,655
ING US, Inc. FRS 5.65% due 05/15/2053	5,000	4,863
MetLife, Inc. 6.40% due 12/15/2066	9,000	9,247
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	25,000	35,058
		60,823
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	50,050
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	15,000	15,787
Total Preferred Securities/Capital Securities (cost $179,910)		203,167

ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	30,000	30,500
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	27,131	27,430
AmeriCredit Automobile Receivables Trust Series 2010-2, Class C 4.52% due 10/08/2015	9,423	9,496
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19% due 08/17/2015	11,387	11,512
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.74% due 05/10/2045(5)	15,000	16,360
Banc of America Commercial Mtg., Inc. VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	40,000	44,176
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(6)	14,569	14,393
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	91,655
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.48% due 02/25/2036(6)	62,912	53,111
Bear Stearns Commercial Mtg. Securities Trust
Series 2006-PW14, Class A4
5.20% due 12/11/2038(5)	50,000	54,617
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	25,000	27,995
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	4,417	4,357
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,032

CD Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(5)	100,000	106,027
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	35,000	36,282
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	28,000	28,522
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(5)	10,000	11,322
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(6)	44,021	37,347
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	20,000	21,902
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	39,081	43,853
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	49,438	49,381
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(5)	25,000	27,751
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(5)	15,000	14,053
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(5)	50,000	54,370
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	16,681	16,751
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.33% due 01/25/2037(6)	35,355	28,389
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	24,930
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	35	35
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	24,460	22,112
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,466	1,368
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	14,048	15,282
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(6)	67,403	61,411
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	105,000	110,322
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	32,953
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	10,000	9,946
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	70,000	71,920
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(5)	15,000	14,189
GS Mtg. Securities Corp. II VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	111,363
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	116,217	117,382
GS Mtg. Securities Corp. II VRS
Series 2006-GG6, Class A4
5.55% due 04/10/2038(5)	30,000	32,304
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(6)	31,150	29,033
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(6)	12,802	10,590
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(6)	18,906	17,934
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	2,000	2,008
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.70% due 05/25/2035(6)	29,906	26,027
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(5)	14,250	13,777
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(5)	29,620	32,216

LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(5)	35,000	40,006
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(6)	21,693	22,050
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(5)	25,000	27,155
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A2 2.94% due 11/15/2046(5)	25,000	25,388
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	39,733	43,363
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	50,000	55,257
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	23,634	21,222
MortgageIT Trust FRS Series 2005-4, Class A1 0.44% due 10/25/2035(6)	80,766	71,311
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.90% due 08/25/2034	1,754	1,788
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.26% due 02/25/2037	12,753	6,926
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,551
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	24,238	24,644
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.29% due 05/25/2037	37,549	22,873
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.46% due 02/20/2047(6)	51,090	42,829
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	1,110	1,112
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(6)	4,294	4,416
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(5)	20,000	18,642
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	65,000	64,250
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,021
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	20,905
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	62,443	62,540
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	27,511	24,257
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(6)	44,795	45,264
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	15,000	15,343
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	25,000	27,187
Total Asset Backed Securities (cost $2,296,555)		2,349,986

U.S. CORPORATE BONDS & NOTES — 7.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	5,000	4,681
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	50,000	52,062
		56,743
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,000	1,940
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	9,000	8,630
Rockwell Collins, Inc. Senior Notes 3.70% due 12/15/2023	15,000	14,808
		23,438
Aerospace/Defense-Equipment — 0.0%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	2,000	2,070

Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	17,000	17,099
		19,169
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	7,000	6,913
Mosaic Co. Senior Notes 5.45% due 11/15/2033	5,000	5,094
Mosaic Co. Senior Notes 5.63% due 11/15/2043	5,000	5,073
		17,080
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	38,000	39,434
Airlines — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,387	1,485
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	9,345	9,579
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,125
		21,189
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,000	2,170
Darling Escrow Corp. Senior Notes 5.38% due 01/15/2022*	5,000	5,038
		7,208
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	15,000	16,387
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	30,000	30,450
		46,837
Applications Software — 0.0%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018	12,000	11,837
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	15,000	14,063
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,000	2,100
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	16,388
		18,488
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	42,900
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	3,000	2,939
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	6,000	6,221
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	11,000	11,647
Zions Bancorporation
Senior Notes 4.50% due 06/13/2023	8,000	7,798
		71,505
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	7,000	7,054
Banks-Super Regional — 0.2%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	40,000	44,739
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	25,000	27,750
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	36,866
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	1,000	1,066
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	9,455
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	15,000	14,788
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	25,000	25,600
		160,264

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	40,000	40,119
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	16,000	16,080
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	21,938
		38,018
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,825
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	10,000	9,650
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,233
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,287
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	14,250
Toll Brothers Finance Corp. Company Guar. Notes 4.00% due 12/31/2018	20,000	20,350
		39,887
Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	4,000	3,820
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	25,000	23,223
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	17,477
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,514
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	19,213
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	10,000	10,890
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	31,000	32,860
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	5,000	6,149
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	15,000	12,976
		155,122
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,050
Cellular Telecom — 0.1%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	21,200
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	2,000	2,165
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	10,000	10,150
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	10,000	11,150
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	6,025
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,625
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	10,000	10,425
		71,740
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	3,000	3,041
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	2,000	2,270
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,038

Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,325
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	3,000	3,195
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	5,000	5,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,180
		22,750
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	2,000	2,168
Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	10,000	10,304
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	30,890
		41,194
Computers-Integrated Systems — 0.1%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	10,000	9,250
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	25,000	23,937
		33,187
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 2.65% due 06/01/2020	10,000	9,794
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	3,000	3,158
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	12,000	12,240
		15,398
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	15,000	16,275
Containers-Paper/Plastic — 0.0%
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	2,000	2,270
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	15,000	15,713
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	4,000	4,331
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	3,000	2,790
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	15,000	15,066
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	35,000	39,839
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	39,963
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,290
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	25,000	24,576
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	35,000	39,818
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	21,000	22,118
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	18,000	18,501
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	28,818
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	10,000	11,506
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	50,000	64,079
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	14,000	14,217
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	8,000	8,030
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	8,000	8,759
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	5,000	5,561

Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	55,000	58,409
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	26,773
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	19,000	21,138
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	3,000	2,938
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	25,000	23,958
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	60,000	55,920
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,600
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,539
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	46,362
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	36,987
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	10,000	11,803
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	107,847
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	24,009
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	33,000	33,781
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	7,822
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	113,126
		935,153
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	10,000	10,905
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	60,000	65,367
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	35,000	40,275
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	28,709
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	46,000	52,399
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	18,000	22,290
		219,945
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,000	2,135
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	14,014
		16,149
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	14,000	13,696
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	5,000	5,063
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,740
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,875
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,700
		21,315
Electric-Integrated — 0.3%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	4,000	3,867
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	12,657
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	30,000	28,495
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	45,000	45,011
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,008

Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,757
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	8,000	8,693
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,127
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	3,000	3,219
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	4,000	4,033
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	7,000	7,170
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	7,000	7,717
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	18,121
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	7,000	7,828
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	10,000	11,914
		208,617
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	2,000	2,055
Intel Corp. Senior Notes 1.95% due 10/01/2016	12,000	12,336
		14,391
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	14,000	14,643
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,000	2,060
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	38,000	39,330
Finance-Auto Loans — 0.0%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	5,000	5,020
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,997
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,700
		16,717
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	5,000	5,745
SLM Corp. Senior Notes 4.88% due 06/17/2019	12,000	11,957
SLM Corp. Notes 6.00% due 01/25/2017	5,000	5,413
SLM Corp. Senior Notes 6.25% due 01/25/2016	20,000	21,600
SLM Corp. Senior Notes 8.45% due 06/15/2018	25,000	29,125
		73,840
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,974
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,487
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	10,000	1
		13,463
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	4,000	4,155
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	4,000	4,024
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	2,000	2,140

Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,400
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	5,000	6,113
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	9,000	10,755
		16,868
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.30% due 01/15/2021	6,000	5,960
Kroger Co. Senior Notes 3.85% due 08/01/2023	5,000	4,923
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	3,000	2,963
		13,846
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	9,650
Service Corp. International Senior Notes 7.00% due 06/15/2017	10,000	11,200
		20,850
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	29,170
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	8,000	6,809
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,600
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	1,955
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,250
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	15,000	16,369
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	11,921	13,009
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,380
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,662
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,538
		57,163
Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.40% due 02/01/2019	5,000	4,953
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,022
Insurance-Life/Health — 0.0%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	3,000	3,347
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	2,000	1,982
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	6,000	6,012
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	20,000	19,863
		31,204
Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	25,000	25,522
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	25,000	35,827
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,012
		46,839
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	6,000	6,037
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	10,000	11,800

CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	5,000	5,512
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	8,000	8,140
		25,452
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,090
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	4,000	4,185
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	9,744
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,000	2,110
		11,854
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	10,000	12,106
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	25,000	25,254
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,035
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,000	2,140
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	9,000	9,059
Novartis Capital Corp. Company Guar. Notes 2.40% due 09/21/2022	11,000	10,085
		53,573
Medical-Generic Drugs — 0.0%
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	10,000	10,195
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	14,710
		24,905
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	8,000	8,512
Cigna Corp. Senior Notes 6.15% due 11/15/2036	2,000	2,254
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	15,000	14,218
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	29,664
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	10,000	9,921
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	25,000	24,907
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	25,000	24,791
		114,267
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,130
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,481
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	5,000	5,450
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	20,000	21,200
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,000	2,120
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	30,000	31,313
		78,694
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	3,000	2,993
Multimedia — 0.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	68,864
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	25,000	28,741
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	38,744

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	6,000	7,079
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	34,505
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	7,626
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	29,000	24,487
		210,046
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,155
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	12,000	12,351
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	5,000	5,300
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,350
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	28,073
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	5,000	4,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,475
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	13,000	13,179
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	22,000	22,852
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,000	2,240
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,375
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,025
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,000	2,085
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	10,000	10,100
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	3,000	3,083
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	5,000	4,975
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	20,000	21,425
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	5,000	5,193
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,000	2,095
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,100
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,579
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	9,000	9,914
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,345
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,362
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,475
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*	2,000	2,180
		178,280
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	9,000	9,379
Hess Corp. Senior Notes 7.88% due 10/01/2029	3,000	3,823
		13,202

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	7,000	7,978
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	2,000	2,010
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	5,000	5,704
		15,692
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,700
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	10,000	10,675
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	20,000	20,402
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	10,000	9,625
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	14,525
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,000	2,050
		59,977
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	50,725
Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	3,860
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,857
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	20,000	22,613
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	3,000	2,568
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,095
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	24,000	27,562
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	31,430
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	50,000	46,302
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	32,000	32,464
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024	6,000	7,140
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,387
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	14,000	13,545
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	20,000	21,916
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,813
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	45,000	43,898
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,112
		271,562
Printing-Commercial — 0.1%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	15,000	16,050
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	16,000	16,500
		32,550
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	20,000	20,800
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	18,000	18,225
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,500
		44,525

Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	10,000	10,175
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	10,000	10,000
Real Estate Investment Trusts — 0.5%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	40,000	45,049
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,377
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	27,152
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	6,000	5,862
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	17,328
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,508
HCP, Inc. Senior Notes 4.25% due 11/15/2023	15,000	14,673
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	39,226
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	25,000	24,684
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	43,691
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	37,902
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,101
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	4,921
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	15,000	14,584
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	25,000	24,278
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	20,000	20,142
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	14,000	14,075
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	9,562
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	31,474
		399,589
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,345
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	30,000	30,343
		35,688
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	11,834
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,180
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	2,000	2,105
		16,119
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	12,000	11,994
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	25,000	22,638
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	10,000	10,268
		44,900
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	18,000	19,327
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	30,000	29,860
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	6,000	5,519

Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	30,067	34,459
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	4,000	3,995
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,641	4,874
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,595	9,368
		52,696
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	5,000	5,525
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	3,023
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,481
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,450
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,000	2,173
		13,104
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,581
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	16,000	18,392
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	9,000	10,407
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,163
		42,543
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	5,000	4,538
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	3,000	2,541
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	3,545
		10,624
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	22,000	19,150
ADT Corp. Senior Notes 6.25% due 10/15/2021*	41,000	43,050
		62,200
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	2,035
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	5,000	5,400
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,657
		24,057
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,000	2,020
Steel-Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	2,000	2,235
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	25,021
Nucor Corp. Senior Notes 4.00% due 08/01/2023	8,000	7,809
		35,065
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,538
Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,496
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	24,437
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	35,437
		70,370

Telephone-Integrated — 0.4%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	3,950
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	3,000	3,248
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	3,000	3,360
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,305
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	15,000	15,879
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	11,000	11,776
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	45,000	48,316
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	25,000	28,753
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	90,000	105,296
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	30,000	38,317
		261,200
Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	11,000	9,912
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	25,000	31,963
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	10,000	10,625
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	10,000	10,350
		62,850
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	2,000	1,965
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	14,458
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	16,000	15,157
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	9,529
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,220
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,368
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	30,000	31,559
		46,927
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	35,000	34,825
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	645	639
Total U.S. Corporate Bonds & Notes (cost $5,436,065)		5,555,327

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	7,000	6,930
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,000	3,165
Banks-Commercial — 0.2%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	7,000	6,934
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	111,798
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	25,000	27,784
		146,516
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.15% due 06/10/2014	25,000	25,399

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,060
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	3,000	3,000
Diversified Banking Institutions — 0.3%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	15,000	15,314
BNP Paribas SA Senior Notes 2.40% due 12/12/2018	50,000	50,032
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	70,000	77,801
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,432
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	14,000	14,100
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000	7,057
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	30,660
		214,396
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	3,970
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	17,000	16,755
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	11,000	10,744
		31,469
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,000	4,360
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	11,000	10,515
		14,875
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	25,000	24,375
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,142
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,325
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	3,000	3,015
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	45,000	48,206
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	10,000	11,237
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	4,000	4,572
		64,015
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	8,000	9,726
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,425
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,050
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	10,000	12,753
		42,954
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	17,000	17,171
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	9,000	9,314
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	50,000	49,583
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	15,000	14,037
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	35,000	32,565
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	20,988

Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	10,000	9,935
		153,593
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,000	2,970
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,175
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	28,216
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	14,000	15,715
		43,931
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,265
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	5,000	4,544
		17,809
Total Foreign Corporate Bonds & Notes (cost $822,072)		815,114

FOREIGN GOVERNMENT AGENCIES — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	8,000	8,027
Sovereign — 0.3%
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028	3,000	2,220
Bolivarian Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	2,000	1,483
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	1,000	855
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	5,000	4,260
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022	2,000	1,845
Dominican Republic Senior Notes 9.04% due 01/23/2018	2,951	3,187
Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037	6,000	6,870
Federal Republic of Brazil Notes 7.88% due 03/07/2015	2,000	2,154
Federal Republic of Brazil Notes 8.25% due 01/20/2034	3,000	3,832
Federal Republic of Brazil Notes 11.00% due 08/17/2040	2,000	2,270
Government of Belize Senior Notes 5.00% due 02/20/2038(7)	3,000	1,883
Government of Canada Senior Notes 0.88% due 02/14/2017	7,000	7,000
Government of Romania Senior Notes 4.38% due 08/22/2023	8,000	7,720
Government of Romania Senior Notes 6.75% due 02/07/2022	4,000	4,540
Lebanese Republic Notes 4.00% due 12/31/2017	3,200	3,136
Lebanese Republic Senior Notes 5.45% due 11/28/2019	2,000	1,947
Lebanese Republic Senior Bonds 6.10% due 10/04/2022	6,000	5,835
Lebanese Republic Senior Notes 6.38% due 03/09/2020	1,000	1,023
Lebanese Republic Senior Notes 6.75% due 11/29/2027	4,000	3,950
Lebanese Republic Senior Notes 8.25% due 04/12/2021	1,000	1,114
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	1,000	1,000
Republic of Bulgaria Senor Bonds 8.25% due 01/15/2015	7,000	7,526
Republic of Colombia Senior Notes 8.13% due 05/21/2024	4,000	5,140
Republic of Colombia Senior Notes 8.25% due 12/22/2014	4,000	4,260
Republic of Colombia Senior Notes 11.75% due 02/25/2020	2,000	2,870
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	5,000	4,756

Republic of El Salvador Senior Notes 7.65% due 06/15/2035	10,000	9,740
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000	2,022
Republic of Hungary Senior Notes 5.38% due 02/21/2023	8,000	7,900
Republic of Hungary Senior Notes 5.75% due 11/22/2023	2,000	2,010
Republic of Hungary Senior Notes 6.25% due 01/29/2020	3,000	3,236
Republic of Hungary Senior Notes 7.63% due 03/29/2041	4,000	4,375
Republic of Poland Senior Notes 3.00% due 03/17/2023	8,000	7,284
Republic of Poland Senior Notes 3.88% due 07/16/2015	6,000	6,278
Republic of Poland Senior Notes 5.00% due 10/19/2015	2,000	2,148
Republic of Poland Senior Notes 5.00% due 10/19/2015	1,000	1,074
Republic of Poland Senior Notes 5.13% due 04/21/2021	2,000	2,172
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	2,000	2,442
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	7,000	10,474
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	1,000	1,321
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	5,000	7,669
Republic of Turkey Senior Notes 6.88% due 03/17/2036	5,000	4,905
Republic of Turkey Senior Notes 7.00% due 06/05/2020	2,000	2,183
Republic of Turkey Senior Notes 7.25% due 03/05/2038	2,000	2,058
Republic of Turkey Senior Notes 7.38% due 02/05/2025	6,000	6,477
Republic of Turkey Senior Notes 8.00% due 02/14/2034	3,000	3,337
Republic of Turkey Senior Notes 11.88% due 01/15/2030	1,000	1,492
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025	2,000	1,350
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024	4,000	2,816
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023	2,000	1,488
Russian Federation Senior Notes 7.50% due 03/31/2030(7)	17,875	20,828
United Mexican States Senior Bonds 4.75% due 03/08/2044	34,000	30,642
United Mexican States Senior Notes 5.75% due 10/12/2110	4,000	3,700
		244,097
Total Foreign Government Agencies (cost $261,612)		252,124

MUNICIPAL BONDS & NOTES — 0.3%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	5,000	5,175
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	5,000	5,183
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	39,500
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	5,000	5,173
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	10,000	8,653
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	5,000	4,259
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	10,292

State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,138
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,406
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	25,869
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	16,335
University of California Revenue Bonds 5.00% due 05/15/2038	40,000	41,698
University of California Revenue Bonds 4.60% due 05/15/2031	15,000	14,957
Total Municipal Bonds & Notes (cost $200,686)		211,638

U.S. GOVERNMENT AGENCIES — 7.2%
Federal Home Loan Mtg. Corp. — 0.4%
2.50% due 01/01/2028	6,942	6,890
3.00% due 10/01/2042	14,800	14,042
3.00% due 11/01/2042	7,520	7,133
3.00% due 02/01/2043	24,207	22,962
3.00% due 08/01/2043	113,605	107,762
3.50% due 03/01/2042	5,256	5,221
3.50% due 09/01/2043	53,544	53,215
4.00% due 09/01/2040	9,334	9,592
4.50% due 01/01/2039	2,508	2,653
5.00% due 07/01/2021	49,647	52,585
5.50% due 07/01/2034	6,929	7,601
6.00% due 08/01/2036	12,672	13,968
6.50% due 05/01/2029	1,430	1,603
6.50% due 03/01/2036	6,818	7,585
6.50% due 05/01/2036	68	75
6.50% due 11/01/2037	5,654	6,283
7.50% due 08/01/2023	321	354
7.50% due 04/01/2028	1,396	1,620
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(6)	5,520	6,131
Series 1226, Class Z
7.75% due 03/15/2022(6)	592	641
		327,916
Federal National Mtg. Assoc. — 5.7%
2.50% due 02/01/2043	100,009	90,625
3.00% due 01/01/2028	18,868	19,291
3.00% due 12/01/2042	4,769	4,533
3.00% due 05/01/2043	43,965	41,784
3.00% due January 15 TBA	100,000	102,051
3.00% due January 30 TBA	700,000	664,508
3.50% due 09/01/2026	23,784	24,897
3.50% due 08/01/2043	109,664	109,053
3.50% due January 30 TBA	1,100,000	1,092,695
4.00% due 08/01/2026	18,720	19,843
4.00% due 09/01/2040	10,597	10,914
4.00% due 11/01/2040	2,814	2,899
4.00% due 12/01/2040	71,447	73,600
4.00% due 11/01/2041	4,920	5,068
4.00% due 01/01/2042	16,262	16,752
4.00% due January 30 TBA	200,000	205,875
4.50% due 11/01/2022	19,152	20,423
4.50% due 01/01/2039	5,481	5,803
4.50% due 06/01/2039	108,478	114,894
4.50% due 03/01/2042	117,953	125,361
4.50% due January 30 TBA	200,000	211,914
4.83% due 01/01/2015	70,369	70,349
4.85% due 11/01/2015	195,516	205,866
5.00% due 06/01/2019	953	1,020
5.00% due 05/01/2035	2,160	2,343
5.00% due 02/01/2036	8,654	9,392
5.00% due 06/01/2040	79,235	86,212
5.00% due 07/01/2040	19,475	21,193
5.00% due January 30 TBA	400,000	434,406
5.50% due 11/01/2020	5,080	5,551
5.50% due 04/01/2021	98,835	107,986
5.50% due 12/01/2029	3,231	3,561
5.50% due 06/01/2035	204,705	224,707
5.50% due 06/01/2038	18,888	20,835
6.00% due 06/01/2017	3,258	3,437
6.00% due 12/01/2033	12,854	14,431
6.00% due 05/01/2034	885	994
6.00% due 06/01/2040	515	570
6.00% due January 30 TBA	100,000	110,914
6.50% due 08/01/2017	5,988	6,263
6.50% due 09/01/2032	20,671	23,600
6.50% due 04/01/2034	6,931	7,713
6.50% due 10/01/2037	679	754
7.00% due 06/01/2037	17,204	19,340
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	15,301	15,079
		4,359,299
Government National Mtg. Assoc. — 1.1%
4.00% due 09/15/2041	413,780	430,480
4.50% due 06/15/2041	319,154	341,429
6.00% due 11/15/2031	52,170	58,045
7.00% due 05/15/2033	11,811	13,994
8.50% due 11/15/2017	316	334
9.00% due 11/15/2021	182	199
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(6)	256	297
Series 2005-74, Class HC

7.50% due 09/16/2035(6)	3,241	3,782
		848,560
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	5,963
3.50% due 12/15/2042	12,000	9,460
		15,423
Total U.S. Government Agencies (cost $5,532,084)		5,551,198

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 0.9%
0.63% due 02/15/2043 TIPS(9)	152,385	117,170
2.75% due 11/15/2042	18,000	14,231
2.88% due 05/15/2043	30,000	24,314
3.13% due 11/15/2041	110,000	95,012
3.13% due 02/15/2042	5,000	4,311
3.13% due 02/15/2043	33,700	28,856
3.63% due 08/15/2043	100,000	94,438
3.75% due 11/15/2043	9,000	8,699
4.38% due 02/15/2038(8)	135,000	146,939
4.38% due 11/15/2039	145,000	157,574
5.25% due 11/15/2028	8,000	9,631
		701,175
United States Treasury Notes — 4.8%
0.13% due 04/15/2018 TIPS(9)	1,054,868	1,075,883
0.25% due 11/30/2014(8)	45,000	45,040
0.50% due 07/31/2017	2,000	1,958
0.63% due 12/15/2016	30,000	29,878
0.63% due 08/31/2017	31,000	30,419
0.88% due 09/15/2016	510,000	513,028
0.88% due 02/28/2017	70,000	69,995
0.88% due 04/30/2017	145,000	144,570
1.00% due 08/31/2016	80,000	80,750
1.00% due 10/31/2016	20,000	20,152
1.00% due 05/31/2018	4,000	3,913
1.00% due 08/31/2019	4,000	3,783
1.25% due 10/31/2015	13,000	13,215
1.38% due 06/30/2018	3,000	2,977
1.38% due 07/31/2018	87,000	86,218
1.50% due 08/31/2018	205,000	203,959
1.50% due 12/31/2018	230,000	227,412
1.63% due 08/15/2022	22,000	19,987
1.75% due 07/31/2015	170,000	173,964
1.75% due 05/15/2023	14,000	12,619
2.00% due 01/31/2016	390,000	402,797
2.00% due 04/30/2016	395,000	408,640
2.00% due 02/15/2022	21,000	19,929
2.13% due 05/31/2015	7,000	7,186
2.13% due 08/15/2021	17,000	16,469
2.75% due 12/31/2017	9,000	9,512
2.75% due 11/15/2023	80,000	78,262
		3,702,515
Total U.S. Government Treasuries (cost $4,440,778)		4,403,690

WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(1)(2)(4)	1	278
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(1)(2)(4)	1	278
Total Warrants (cost $0)		556

Total Long-Term Investment Securities (cost $62,742,963)		75,629,904

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/2014 (cost $320,000)	$320,000	320,000

REPURCHASE AGREEMENTS — 5.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $217,000 collateralized by $250,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $223,911	217,000	217,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $271,000 collateralized by $310,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $277,649	271,000	271,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $453,000 collateralized by $520,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $465,734	453,000	453,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	740,000	740,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	530,000	530,000
BNP Paribas SA Joint Repurchase Agreement(10)	530,000	530,000
Deutsche Bank AG Joint Repurchase Agreement(10)	610,000	610,000
UBS Securities LLC Joint Repurchase Agreement(10)	450,000	450,000
Total Repurchase Agreements (cost $3,801,000)		3,801,000

TOTAL INVESTMENTS (cost $66,863,963)(11)	104.2%	79,750,904
Liabilities in excess of other assets	(4.2)	(3,233,854)
NET ASSETS	100.0%	$76,517,050

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $1,425,202 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $559 representing 0.0% of net assets.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	03/01/2011	1	$—	$278	$278	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	11/11/2010	1	$—	278	278	0.00
				$556		0.00%

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	See Note 4 for cost of investments on a tax basis.

CVR	— Contingent Value Rights
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
3	Short	10YR Japanese Government Bond	March 2014	$409,659	$408,138	$1,522
2	Short	Long Gilt	March 2014	358,339	352,916	5,423
3	Long	Russell 2000 Mini Index	March 2014	335,136	348,420	13,284
2	Long	U.S. Treasury 2YR Notes	March 2014	440,429	439,625	(804)
3	Long	U.S. Treasury 10YR Notes	March 2014	376,375	369,141	(7,234)
2	Short	U.S. Long Bonds	March 2014	262,468	256,625	5,843
1	Short	U.S. Ultra Bonds	March 2014	138,359	136,250	2,109
						$20,143

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$2,099,661	$—	$0	$2,099,661
Other Industries*	54,172,345	—	—	54,172,345
Preferred Securities	15,098	—	—	15,098
Preferred Securities/Capital Securities	—	203,167	—	203,167
Asset Backed Securities	—	2,349,986	—	2,349,986
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	5,555,327	—	5,555,327
Foreign Corporate Bonds & Notes	—	815,114	—	815,114
Foreign Government Agencies	—	252,124	—	252,124
Municipal Bond & Notes	—	211,638	—	211,638
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	4,359,299	—	4,359,299
Other Government Agencies*	—	1,191,899	—	1,191,899
U.S. Government Treasuries	—	4,403,690	—	4,403,690
Warrants	—	—	556	556
Short-Term Investment Securities:
Time Deposits	—	320,000	—	320,000
Repurchase Agreements	—	3,801,000	—	3,801,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	28,181	—	—	28,181
Total	$56,315,285	$23,463,244	$556	$79,779,085

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$8,038	$—	$—	$8,038

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 58.6%
Advertising Services — 0.0%
Millennial Media, Inc.†	7,375	$53,616
Aerospace/Defense — 0.1%
Boeing Co.	1,461	199,412
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	10,975	307,410
B/E Aerospace, Inc.†	1,546	134,548
United Technologies Corp.	2,195	249,791
		691,749
Agricultural Chemicals — 0.5%
Monsanto Co.	5,867	683,799
Airlines — 0.6%
Alaska Air Group, Inc.	2,400	176,088
Republic Airways Holdings, Inc.†	21,150	226,094
United Continental Holdings, Inc.†	15,399	582,544
		984,726
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,790	128,504
Ralph Lauren Corp.	701	123,776
Vince Holding Corp.†	300	9,201
		261,481
Applications Software — 0.5%
Intuit, Inc.	5,937	453,112
Microsoft Corp.	6,149	230,157
		683,269
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,904	464,291
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	9,394	144,949
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,579	152,599
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	1,778	99,408
Dana Holding Corp.	14,300	280,566
Tower International, Inc.†	2,750	58,850
		438,824
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,325	72,747
Banks-Commercial — 1.5%
1st Source Corp.	1,075	34,336
Bancfirst Corp.	2,400	134,544
BancorpSouth, Inc.	5,025	127,735
Banner Corp.	1,075	48,182
BBCN Bancorp, Inc.	1,700	28,203
Cathay General Bancorp	1,950	52,123
Central Pacific Financial Corp.	6,475	130,018
Chemical Financial Corp.	700	22,169
Citizens & Northern Corp.	400	8,252
City Holding Co.	1,225	56,754
CoBiz Financial, Inc.	1,550	18,538
CVB Financial Corp.	8,650	147,655
First Commonwealth Financial Corp.	13,875	122,377
First Financial Bancorp	1,175	20,480
First Interstate Bancsystem, Inc.	1,050	29,789
First Merchants Corp.	600	13,656
FNB Corp.	3,225	40,700
Guaranty Bancorp	800	11,240
MainSource Financial Group, Inc.	1,150	20,735
MetroCorp Bancshares, Inc.	900	13,563
OFG Bancorp	5,575	96,670
OmniAmerican Bancorp, Inc.†	700	14,966
PacWest Bancorp	5,650	238,543
Regions Financial Corp.	9,716	96,091
Sierra Bancorp	475	7,643
Simmons First National Corp., Class A	1,500	55,725
Southwest Bancorp, Inc.†	4,900	78,008
StellarOne Corp.	600	14,442
Suffolk Bancorp†	2,872	59,738
Susquehanna Bancshares, Inc.	3,050	39,162
SVB Financial Group†	500	52,430
TCF Financial Corp.	5,075	82,469
UMB Financial Corp.	700	44,996
Union First Market Bankshares Corp.	8,150	202,201
Webster Financial Corp.	400	12,472
West Bancorporation, Inc.	1,550	24,521
Westamerica Bancorporation	600	33,876
Wilshire Bancorp, Inc.	3,250	35,523
		2,270,525
Banks-Fiduciary — 0.0%
State Street Corp.	444	32,585
Banks-Super Regional — 0.8%
Capital One Financial Corp.	4,021	308,049
Comerica, Inc.	3,591	170,716
Fifth Third Bancorp	1,843	38,758
PNC Financial Services Group, Inc.	1,416	109,853
SunTrust Banks, Inc.	2,619	96,406
US Bancorp	7,443	300,697
Wells Fargo & Co.	5,094	231,268
		1,255,747
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	5,725	236,500
Monster Beverage Corp.†	3,826	259,288
PepsiCo, Inc.	8,411	697,608
		1,193,396
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	6,373	481,608
Broadcast Services/Program — 0.2%
Digital Generation, Inc.†	18,350	233,962
Nexstar Broadcasting Group, Inc., Class A	1,950	108,674
		342,636
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	6,300	117,117
Nortek, Inc.†	600	44,760
Stock Building Supply Holdings, Inc.†	100	1,822
Trex Co., Inc.†	700	55,671
		219,370
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	925	30,266
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	1,375	16,541
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	12,224	635,220

Time Warner Cable, Inc.	2,382	322,761
		957,981
Casino Hotels — 0.4%
MGM Resorts International†	21,575	507,444
Wynn Resorts, Ltd.	562	109,146
		616,590
Cellular Telecom — 0.4%
NTELOS Holdings Corp.	300	6,069
T-Mobile US, Inc.†	16,018	538,846
		544,915
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	1,196	66,151
Dow Chemical Co.	2,409	106,960
E.I. du Pont de Nemours & Co.	491	31,900
LyondellBasell Industries NV, Class A	7,516	603,384
PPG Industries, Inc.	919	174,298
		982,693
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	6,400	384,448
OM Group, Inc.†	2,550	92,845
		477,293
Coal — 0.1%
Alpha Natural Resources, Inc.†	10,900	77,826
Westmoreland Coal Co.†	300	5,787
		83,613
Commercial Services — 0.1%
Intersections, Inc.	3,275	25,512
Providence Service Corp.†	1,725	44,367
		69,879
Commercial Services-Finance — 0.5%
EVERTEC, Inc.	700	17,262
Heartland Payment Systems, Inc.	1,475	73,514
MasterCard, Inc., Class A	646	539,707
Vantiv, Inc., Class A†	5,384	175,572
Xoom Corp.†	400	10,948
		817,003
Computer Aided Design — 0.4%
ANSYS, Inc.†	3,739	326,041
Aspen Technology, Inc.†	5,100	213,180
		539,221
Computer Services — 0.5%
CACI International, Inc., Class A†	2,425	177,558
International Business Machines Corp.	763	143,116
Manhattan Associates, Inc.†	3,200	375,936
Unisys Corp.†	1,075	36,088
		732,698
Computer Software — 0.0%
Avid Technology, Inc.†	6,775	55,216
Computers — 1.7%
Apple, Inc.	4,423	2,481,789
Hewlett-Packard Co.	1,921	53,750
		2,535,539
Computers-Integrated Systems — 0.4%
NCR Corp.†	7,001	238,454
Teradata Corp.†	7,324	333,169
		571,623
Computers-Memory Devices — 0.2%
EMC Corp.	7,729	194,384
NetApp, Inc.	1,691	69,568
Violin Memory, Inc.†	1,500	5,940
		269,892
Consulting Services — 0.0%
FTI Consulting, Inc.†	1,050	43,197
Consumer Products-Misc. — 0.4%
CSS Industries, Inc.	1,550	44,454
Kimberly-Clark Corp.	5,652	590,408
		634,862
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	13,022	580,391
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	14,825	142,320
Rock Tenn Co., Class A	1,267	133,048
		275,368
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	15,742	1,026,536
Inter Parfums, Inc.	300	10,743
Procter & Gamble Co.	1,124	91,505
		1,128,784
Data Processing/Management — 0.2%
CSG Systems International, Inc.	3,975	116,865
Fair Isaac Corp.	1,075	67,553
Pegasystems, Inc.	3,525	173,359
		357,777
Decision Support Software — 0.0%
QAD, Inc.	800	14,128
Direct Marketing — 0.0%
Harte-Hanks, Inc.	6,875	53,763
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	4,900	41,944
Distribution/Wholesale — 0.5%
Fastenal Co.	6,552	311,285
Owens & Minor, Inc.	3,425	125,218
United Stationers, Inc.	7,275	333,850
WW Grainger, Inc.	212	54,149
		824,502
Diversified Banking Institutions — 1.0%
Bank of America Corp.	6,897	107,386
Citigroup, Inc.	5,624	293,067
Goldman Sachs Group, Inc.	1,941	344,062
JPMorgan Chase & Co.	10,463	611,876
Morgan Stanley	5,264	165,079
		1,521,470

Diversified Manufacturing Operations — 1.3%
Colfax Corp.†	4,575	291,382
Danaher Corp.	7,312	564,486
Dover Corp.	4,449	429,506
Eaton Corp. PLC	2,256	171,727
General Electric Co.	9,006	252,438
Leggett & Platt, Inc.	2,025	62,654
Park-Ohio Holdings Corp.†	575	30,130
Standex International Corp.	1,800	113,184
Tredegar Corp.	2,400	69,144
		1,984,651
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	5,300	31,217
Nektar Therapeutics†	5,850	66,398
		97,615
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	1,554	619,720
Chegg, Inc.†	1,375	11,701
eBay, Inc.†	10,164	557,902
zulily, Inc., Class A†	500	20,715
		1,210,038
E-Commerce/Services — 0.3%
priceline.com, Inc.†	391	454,498
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	3,500	30,415
Electric Products-Misc. — 0.2%
Emerson Electric Co.	3,577	251,034
Electric-Integrated — 0.5%
Dominion Resources, Inc.	632	40,884
Duke Energy Corp.	689	47,548
El Paso Electric Co.	2,400	84,264
NextEra Energy, Inc.	596	51,029
NorthWestern Corp.	4,975	215,517
PG&E Corp.	1,181	47,571
PNM Resources, Inc.	1,950	47,034
Portland General Electric Co.	4,775	144,205
UNS Energy Corp.	1,075	64,339
		742,391
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	4,809	188,609
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	8,925	205,989
Stoneridge, Inc.†	19,825	252,769
TE Connectivity, Ltd.	12,837	707,447
Vishay Intertechnology, Inc.†	2,450	32,487
		1,198,692
Electronic Components-Semiconductors — 0.9%
DSP Group, Inc.†	2,025	19,663
First Solar, Inc.†	1,675	91,522
Intel Corp.	4,696	121,908
LSI Corp.	4,550	50,141
Micron Technology, Inc.†	6,208	135,086
ON Semiconductor Corp.†	20,490	168,838
PLX Technology, Inc.†	31,325	206,118
PMC - Sierra, Inc.†	7,850	50,475
QLogic Corp.†	1,375	16,266
Texas Instruments, Inc.	3,369	147,933
Xilinx, Inc.	7,090	325,573
		1,333,523
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,370	478,897
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	13,878	194,570
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	6,821	218,408
Electronic Security Devices — 0.4%
Taser International, Inc.†	18,525	294,177
Tyco International, Ltd.	8,603	353,067
		647,244
Energy-Alternate Sources — 0.1%
Green Plains Renewable Energy, Inc.	2,850	55,262
REX American Resources Corp.†	2,850	127,423
		182,685
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	5,100	216,444
Fluor Corp.	1,499	120,354
VSE Corp.	1,475	70,815
		407,613
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,300	50,048
Enterprise Software/Service — 1.1%
Digital River, Inc.†	5,875	108,687
Informatica Corp.†	8,769	363,913
MedAssets, Inc.†	5,700	113,031
Oracle Corp.	27,469	1,050,964
Veeva Systems, Inc., Class A†	1,375	44,138
		1,680,733
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	2,225	93,762
Ocwen Financial Corp.†	4,475	248,139
Portfolio Recovery Associates, Inc.†	1,525	80,581
Springleaf Holdings, Inc.†	600	15,168
World Acceptance Corp.†	2,050	179,436
		617,086
Finance-Credit Card — 0.5%
American Express Co.	3,109	282,079
Visa, Inc., Class A	2,379	529,756
		811,835
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	6,680	131,195
FBR & Co.†	1,375	36,272
Greenhill & Co., Inc.	475	27,522
Investment Technology Group, Inc.†	12,250	251,860
LPL Financial Holdings, Inc.	4,627	217,608
TD Ameritrade Holding Corp.	3,754	115,023
		779,480

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	2,450	46,942
Marlin Business Services Corp.	2,525	63,630
		110,572
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	1,075	28,369
Finance-Other Services — 0.2%
IntercontinentalExchange Group, Inc.	579	130,228
Outerwall Inc†	1,625	109,314
		239,542
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	600	19,134
Food-Confectionery — 0.4%
Hershey Co.	6,886	669,526
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	1,775	60,190
Chiquita Brands International, Inc.†	6,600	77,220
Mondelez International, Inc., Class A	5,750	202,975
Pinnacle Foods, Inc.	2,850	78,261
		418,646
Food-Retail — 0.4%
Arden Group, Inc., Class A	300	37,953
SUPERVALU, Inc.†	12,975	94,588
Whole Foods Market, Inc.	7,773	449,512
		582,053
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	3,625	143,913
Gas-Distribution — 0.1%
AGL Resources, Inc.	1,000	47,230
Laclede Group, Inc.	1,375	62,618
Piedmont Natural Gas Co., Inc.	1,450	48,082
Southwest Gas Corp.	1,075	60,103
		218,033
Home Furnishings — 0.0%
Norcraft Cos., Inc.†	2,150	42,183
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,345	66,524
Marriott International, Inc., Class A	4,358	215,111
Starwood Hotels & Resorts Worldwide, Inc.	2,221	176,458
		458,093
Housewares — 0.0%
Lifetime Brands, Inc.	2,625	41,291
Human Resources — 0.4%
Barrett Business Services, Inc.	3,300	306,042
Cross Country Healthcare, Inc.†	5,700	56,886
Monster Worldwide, Inc.†	40,697	290,170
		653,098
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	1,700	26,809
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,100	27,511
Instruments-Controls — 0.5%
Honeywell International, Inc.	2,139	195,440
Sensata Technologies Holding NV†	12,770	495,093
Watts Water Technologies, Inc., Class A	100	6,187
		696,720
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	6,400	168,832
CNO Financial Group, Inc.	8,925	157,883
Lincoln National Corp.	4,162	214,843
Primerica, Inc.	1,175	50,419
Prudential Financial, Inc.	2,202	203,068
		795,045
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	7,648	277,087
Insurance-Property/Casualty — 0.2%
Chubb Corp.	800	77,304
Global Indemnity PLC†	500	12,650
Navigators Group, Inc.†	1,000	63,160
ProAssurance Corp.	1,800	87,264
Stewart Information Services Corp.	250	8,067
		248,445
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	500	20,655
Platinum Underwriters Holdings, Ltd.	2,100	128,688
		149,343
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	9,225	73,062
IntraLinks Holdings, Inc.†	8,825	106,871
		179,933
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	5,986	159,227
Twitter, Inc.†	1,035	65,878
		225,105
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	3,250	128,375
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,550	34,844
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	9,944	118,532
Investment Management/Advisor Services — 0.2%
Artisan Partners Asset Management, Inc. Class A	400	26,076
Federated Investors, Inc., Class B	675	19,440
Invesco, Ltd.	2,988	108,763
T. Rowe Price Group, Inc.	2,283	191,247
		345,526
Lasers-System/Components — 0.2%
Coherent, Inc.†	2,250	167,377
Newport Corp.†	3,350	60,535
		227,912

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,450	158,514
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,075	66,897
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,009	91,627
Hyster-Yale Materials Handling, Inc.	500	46,580
		138,207
Machinery-Farming — 0.0%
Alamo Group, Inc.	700	42,483
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	1,800	88,362
Kadant, Inc.	2,925	118,521
Roper Industries, Inc.	2,353	326,314
		533,197
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	400	24,876
Medical Information Systems — 0.1%
athenahealth, Inc.†	1,300	174,850
Medical Instruments — 0.3%
CONMED Corp.	4,450	189,125
NuVasive, Inc.†	1,975	63,852
SurModics, Inc.†	11,000	268,290
		521,267
Medical Laser Systems — 0.0%
PhotoMedex, Inc.†	2,550	33,023
Medical Products — 0.3%
Covidien PLC	2,537	172,770
Cyberonics, Inc.†	600	39,306
Greatbatch, Inc.†	2,875	127,190
Invacare Corp.	4,925	114,309
		453,575
Medical-Biomedical/Gene — 2.1%
Aegerion Pharmaceuticals, Inc.†	2,675	189,818
Alexion Pharmaceuticals, Inc.†	3,120	415,147
Alnylam Pharmaceuticals, Inc.†	3,825	246,062
Celgene Corp.†	4,006	676,854
Foundation Medicine, Inc.†	500	11,910
Gilead Sciences, Inc.†	11,470	861,970
Karyopharm Therapeutics, Inc.†	500	11,460
MacroGenics, Inc.†	2,550	69,946
Merrimack Pharmaceuticals, Inc.†	5,825	31,106
NPS Pharmaceuticals, Inc.†	17,555	532,970
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Vertex Pharmaceuticals, Inc.†	1,352	100,454
		3,147,697
Medical-Drugs — 2.3%
Abbott Laboratories	8,747	335,273
Allergan, Inc.	2,883	320,244
Bristol-Myers Squibb Co.	5,492	291,900
ChemoCentryx, Inc.†	4,025	23,305
Chimerix, Inc.†	2,450	37,019
Eli Lilly & Co.	2,947	150,297
Endo Health Solutions, Inc.†	3,601	242,923
Jazz Pharmaceuticals PLC†	3,150	398,664
Johnson & Johnson	1,018	93,239
Medivation, Inc.†	6,765	431,742
Merck & Co., Inc.	748	37,437
Orexigen Therapeutics, Inc.†	8,950	50,388
Pacira Pharmaceuticals, Inc.†	1,875	107,794
Pfizer, Inc.	10,576	323,943
Prestige Brands Holdings, Inc.†	3,125	111,875
Repros Therapeutics, Inc.†	1,975	36,143
Sciclone Pharmaceuticals, Inc.†	7,750	39,060
Zoetis, Inc.	12,955	423,499
		3,454,745
Medical-HMO — 0.5%
Aetna, Inc.	5,766	395,490
Centene Corp.†	2,275	134,111
Magellan Health Services, Inc.†	300	17,973
UnitedHealth Group, Inc.	2,212	166,564
		714,138
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	2,113	100,811
Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	5,700	127,965
Amedisys, Inc.†	3,275	47,913
Gentiva Health Services, Inc.†	5,825	72,288
LHC Group, Inc.†	1,775	42,671
		290,837
Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.	300	5,835
Mueller Industries, Inc.	2,000	126,020
Precision Castparts Corp.	2,476	666,787
Worthington Industries, Inc.	5,250	220,920
		1,019,562
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,478	131,260
Multimedia — 1.1%
Time Warner, Inc.	1,583	110,367
Twenty-First Century Fox, Inc., Class A	21,819	767,592
Walt Disney Co.	10,163	776,453
		1,654,412
Networking Products — 0.2%
Cisco Systems, Inc.	10,961	246,074
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	950	15,067
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	3,050	20,496
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,039	171,439
Parker Drilling Co.†	400	3,252
		174,691
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	3,993	316,725
Cabot Oil & Gas Corp.	251	9,729
Clayton Williams Energy, Inc.†	400	32,780

Cobalt International Energy, Inc.†	5,223	85,918
Contango Oil & Gas Co.†	400	18,904
EOG Resources, Inc.	3,299	553,704
EPL Oil & Gas, Inc.†	7,250	206,625
EQT Corp.	674	60,512
Equal Energy, Ltd.	3,650	19,491
Isramco, Inc.†	50	6,352
Noble Energy, Inc.	4,156	283,065
Occidental Petroleum Corp.	2,536	241,174
PetroQuest Energy, Inc.†	3,750	16,200
Pioneer Natural Resources Co.	876	161,245
Range Resources Corp.	590	49,743
Stone Energy Corp.†	2,400	83,016
Vaalco Energy, Inc.†	2,025	13,952
W&T Offshore, Inc.	7,675	122,800
		2,281,935
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,525	190,488
Exxon Mobil Corp.	2,766	279,919
Hess Corp.	2,307	191,481
Phillips 66	2,747	211,876
		873,764
Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	3,258	259,109
Oil Refining & Marketing — 0.4%
Delek US Holdings, Inc.	4,525	155,705
Marathon Petroleum Corp.	854	78,337
Valero Energy Corp.	6,484	326,794
Western Refining, Inc.	1,575	66,796
		627,632
Oil-Field Services — 0.7%
Core Laboratories NV	799	152,569
Exterran Holdings, Inc.†	5,875	200,925
Halliburton Co.	2,723	138,192
Helix Energy Solutions Group, Inc.†	4,650	107,787
Schlumberger, Ltd.	2,418	217,886
SEACOR Holdings, Inc.†	2,550	232,560
		1,049,919
Paper & Related Products — 0.2%
Domtar Corp.	500	47,170
P.H. Glatfelter Co.	3,350	92,594
Resolute Forest Products, Inc.†	4,350	69,687
Xerium Technologies, Inc.†	6,275	103,475
		312,926
Pharmacy Services — 0.9%
Express Scripts Holding Co.†	14,659	1,029,648
Omnicare, Inc.	4,610	278,260
		1,307,908
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,175	39,151
Poultry — 0.1%
Sanderson Farms, Inc.	975	70,522
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,625	82,868
SunPower Corp.†	3,525	105,080
		187,948
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	20,850	171,387
Consolidated Graphics, Inc.†	875	59,010
Deluxe Corp.	2,550	133,085
Quad/Graphics, Inc.	5,450	148,403
		511,885
Publishing-Books — 0.1%
Courier Corp.	4,525	81,857
Radio — 0.0%
Entercom Communications Corp., Class A†	2,550	26,801
Real Estate Investment Trusts — 1.8%
American Assets Trust, Inc.	1,743	54,782
American Tower Corp.	5,681	453,457
Anworth Mtg. Asset Corp.	8,750	36,838
Ashford Hospitality Prime, Inc.	180	3,276
Ashford Hospitality Trust, Inc.	900	7,452
Associated Estates Realty Corp.	400	6,420
BioMed Realty Trust, Inc.	1,075	19,479
Capstead Mortgage Corp.	10,225	123,518
CBL & Associates Properties, Inc.	2,450	44,002
CoreSite Realty Corp.	7,150	230,158
Cousins Properties, Inc.	600	6,180
CYS Investments, Inc.	8,875	65,764
DCT Industrial Trust, Inc.	4,775	34,046
DiamondRock Hospitality Co.	2,550	29,453
EastGroup Properties, Inc.	1,350	78,205
EPR Properties	1,475	72,511
Equity Lifestyle Properties, Inc.	775	28,078
FelCor Lodging Trust, Inc.	1,200	9,792
First Industrial Realty Trust, Inc.	875	15,269
Franklin Street Properties Corp.	2,175	25,991
Gladstone Commercial Corp.	69	1,240
Home Properties, Inc.	1,250	67,025
Hospitality Properties Trust	2,400	64,872
Host Hotels & Resorts, Inc.	4,525	87,966
Lexington Realty Trust	7,123	72,726
LTC Properties, Inc.	3,800	134,482
National Retail Properties, Inc.	825	25,022
Pennsylvania Real Estate Investment Trust	2,475	46,976
Post Properties, Inc.	1,200	54,276
Potlatch Corp.	4,450	185,743
PS Business Parks, Inc.	300	22,926
RAIT Financial Trust	5,675	50,905
Ramco-Gershenson Properties Trust	4,425	69,650
Redwood Trust, Inc.	5,550	107,503
Saul Centers, Inc.	1,025	48,923
Simon Property Group, Inc.	1,009	153,529
Strategic Hotels & Resorts, Inc.†	2,950	27,878
Taubman Centers, Inc.	700	44,744
Ventas, Inc.	1,794	102,760
		2,713,817

Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,980	202,732
RE/MAX Holdings, Inc., Class A†	1,975	63,338
		266,070
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	1,775	74,071
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	7,000	103,320
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	400	13,336
Research & Development — 0.0%
PAREXEL International Corp.†	600	27,108
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	2,842	104,642
Retail-Apparel/Shoe — 0.7%
ANN, Inc.†	2,000	73,120
Brown Shoe Co., Inc.	3,500	98,490
Burlington Stores, Inc.†	1,075	34,400
Children’s Place Retail Stores, Inc.†	4,800	273,456
Express, Inc.†	1,075	20,070
L Brands, Inc.	6,601	408,272
PVH Corp.	932	126,771
Stein Mart, Inc.	1,950	26,227
		1,060,806
Retail-Appliances — 0.1%
Conn’s, Inc.†	975	76,820
hhgregg, Inc.†	4,900	68,453
		145,273
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,049	501,359
Retail-Building Products — 0.3%
Home Depot, Inc.	868	71,471
Lowe’s Cos., Inc.	6,147	304,584
		376,055
Retail-Discount — 0.5%
Costco Wholesale Corp.	5,936	706,443
Wal-Mart Stores, Inc.	1,562	122,914
		829,357
Retail-Drug Store — 0.4%
CVS Caremark Corp.	2,833	202,758
Rite Aid Corp.†	70,800	358,248
		561,006
Retail-Gardening Products — 0.2%
Tractor Supply Co.	3,621	280,917
Retail-Hair Salons — 0.0%
Regis Corp.	1,750	25,393
Retail-Hypermarkets — 0.0%
Roundy’s, Inc.	3,050	30,073
Retail-Jewelry — 0.2%
Tiffany & Co.	2,502	232,136
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	3,422	199,434
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	6,712	427,756
Retail-Misc./Diversified — 0.0%
Container Store Group, Inc.†	300	13,983
Retail-Music Store — 0.0%
Trans World Entertainment Corp.†	1,975	8,730
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	7,800	41,262
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	12,300	204,549
PetSmart, Inc.	3,954	287,653
		492,202
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	2,400	39,072
Dillard’s, Inc., Class A	2,425	235,734
Kohl’s Corp.	2,255	127,971
Macy’s, Inc.	3,726	198,969
		601,746
Retail-Restaurants — 0.7%
Biglari Holdings, Inc.†	475	240,654
CEC Entertainment, Inc.	1,000	44,280
Dunkin’ Brands Group, Inc.	2,567	123,729
Jack in the Box, Inc.†	300	15,006
Red Robin Gourmet Burgers, Inc.†	1,525	112,149
Sonic Corp.†	8,900	179,691
Starbucks Corp.	5,001	392,028
		1,107,537
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,970	172,557
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,700	57,024
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp.	575	7,952
BankFinancial Corp.	400	3,664
Beneficial Mutual Bancorp, Inc.†	1,525	16,653
Capitol Federal Financial, Inc.	400	4,844
OceanFirst Financial Corp.	1,650	28,265
		61,378
Schools — 0.1%
Strayer Education, Inc.†	5,600	193,032
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	775	26,211
Semiconductor Components-Integrated Circuits — 0.8%
Aeroflex Holding Corp.†	4,425	28,763
Atmel Corp.†	43,328	339,258
Micrel, Inc.	1,600	15,792
QUALCOMM, Inc.	9,027	670,255
TriQuint Semiconductor, Inc.†	11,975	99,871
		1,153,939
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	2,805	180,810
Photronics, Inc.†	7,150	64,564

Ultra Clean Holdings, Inc.†	8,119	81,434
		326,808
Software Tools — 0.0%
VMware, Inc., Class A†	648	58,132
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,450	109,968
United States Steel Corp.	2,523	74,429
		184,397
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	6,275	46,310
Telecom Services — 0.4%
Amdocs, Ltd.	10,116	417,184
Aviat Networks, Inc.†	3,500	7,910
Fairpoint Communications, Inc.†	2,700	30,537
Inteliquent, Inc.	10,700	122,194
		577,825
Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	13,898	262,950
Comtech Telecommunications Corp.	9,025	284,468
		547,418
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	2,645	129,975
Television — 0.3%
CBS Corp., Class B	7,420	472,951
Sinclair Broadcast Group, Inc., Class A	875	31,264
		504,215
Textile-Apparel — 0.0%
Unifi, Inc.†	1,775	48,351
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	700	14,385
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	200	4,790
Cornerstone Therapeutics, Inc.†	2,125	20,166
Neurocrine Biosciences, Inc.†	4,625	43,198
Questcor Pharmaceuticals, Inc.	4,500	245,025
Xencor, Inc.†	6,000	54,840
		368,019
Tobacco — 0.5%
Philip Morris International, Inc.	6,025	524,958
Universal Corp.	4,125	225,225
		750,183
Toys — 0.3%
Mattel, Inc.	8,748	416,230
Transactional Software — 0.3%
ACI Worldwide, Inc.†	1,675	108,875
Solera Holdings, Inc.	4,949	350,191
VeriFone Systems, Inc.†	1,200	32,184
		491,250
Transport-Rail — 0.7%
Kansas City Southern	1,761	218,065
Union Pacific Corp.	5,155	866,040
		1,084,105
Transport-Services — 0.4%
FedEx Corp.	4,063	584,138
Transport-Truck — 0.3%
Arkansas Best Corp.	5,825	196,186
Celadon Group, Inc.	700	13,636
Con-way, Inc.	1,075	42,688
Heartland Express, Inc.	2,450	48,069
Saia, Inc.†	1,475	47,274
Swift Transportation Co.†	2,950	65,519
		413,372
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,750	54,075
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	300	23,610
USANA Health Sciences, Inc.†	1,225	92,586
		116,196
Web Portals/ISP — 1.7%
Blucora, Inc.†	2,850	83,106
Google, Inc., Class A†	2,109	2,363,577
Yahoo!, Inc.†	5,366	217,001
		2,663,684
Wire & Cable Products — 0.2%
Coleman Cable, Inc.	9,900	259,578
Wireless Equipment — 0.7%
InterDigital, Inc.	6,500	191,685
Motorola Solutions, Inc.	8,267	558,022
RF Micro Devices, Inc.†	5,100	26,316
Telenav, Inc.†	3,850	25,372
Ubiquiti Networks, Inc.†	6,475	297,591
		1,098,986
Total Common Stocks (cost $70,616,316)		89,457,381
PREFERRED SECURITIES — 0.0%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	375	8,734
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	6,772
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	500	4,485
Telecom Services — 0.0%
Qwest Corp. 6.13%	700	13,265

PREFERRED SECURITIES
Total Preferred Securities (cost $43,343)		33,256
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(3)	$14,000	12,740
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(3)	10,000	11,150
Wells Fargo Capital X 5.95% due 12/01/2086	7,000	6,870
		18,020
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 01/15/2014(3)	41,000	30,340
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	10,000	11,025
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(3)	40,000	35,900
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	5,000	3,600
		80,865
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	11,000	10,244
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	10,000	9,800
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	34,965
ING US, Inc. FRS 5.65% due 05/15/2053	10,000	9,725
MetLife, Inc. 6.40% due 12/15/2066	16,000	16,440
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	100,000	140,233
		201,363
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	178,750
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	27,000	28,417
Total Preferred Securities/Capital Securities (cost $478,705)		540,200
ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	80,000	81,332
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	101,741	102,863
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	30,624	30,862
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	37,009	37,413
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(5)	100,000	102,538
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	167,106
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.74% due 05/10/2045(5)	70,000	76,346
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	135,250	149,372
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(6)	18,135	17,916
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	200,000	183,310
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.48% due 02/25/2036(6)	213,900	180,577

Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	70,000	78,385
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(5)	45,000	50,465
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	18,550	18,300
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,051
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*	250,000	246,590
Cent CLO LP FRS Series 2013-20A, Class A 1.72% due 01/25/2026*(1)	250,000	250,000
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(5)	35,000	39,625
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(6)	121,058	102,705
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	80,000	87,609
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	131,899	148,004
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	138,425	138,268
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(5)	80,000	88,804
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(5)	55,000	51,529
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	105,000	99,837
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(5)	45,000	48,933
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	62,042	62,302
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.33% due 01/25/2037(6)	123,742	99,360
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	24,930
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	631	631
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	100,603	90,944
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	4,860	4,535
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	46,828	50,940
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(5)	100,000	110,313
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(6)	188,728	171,950
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	100,000	100,540
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,959
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44% due 03/10/2039(5)	105,000	115,337
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	15,000	14,919
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(5)	30,000	28,074
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	110,000	101,839
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(5)	45,000	42,567
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(5)	90,000	89,346
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	98,321
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(5)	100,000	108,170
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,000	32,865

GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	387,391	391,272
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(6)	84,797	79,034
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(6)	49,377	40,847
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.75% due 04/25/2036(6)	16,333	13,628
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(6)	63,020	59,780
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	4,000	4,017
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.70% due 05/25/2035(6)	106,332	92,540
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(5)	47,501	45,923
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	55,000	51,429
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	100,000	98,103
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(5)	38,000	38,943
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	45,591	50,224
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(5)	103,669	112,756
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(5)	125,000	142,879
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(6)	70,501	71,663
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(6)	101,069	100,784
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(5)	95,000	103,187
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	144,032	157,189
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(5)	30,000	34,620
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	78,173	70,196
MortgageIT Trust FRS Series 2005-4, Class A1 0.44% due 10/25/2035(6)	254,861	225,026
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.90% due 08/25/2034	1,754	1,788
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.26% due 02/25/2037	48,888	26,549
Santander Drive Auto Receivables Trust,
Series 2011-1, Class C
3.11% due 05/16/2016	115,000	117,111
Santander Drive Auto Receivables Trust,
Series 2010-2, Class C
3.89% due 07/17/2017	53,323	54,216
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A
0.29% due 05/25/2037	123,810	75,417
Sequoia Mtg. Trust FRS
Series 2007-1, Class 2A1
2.46% due 02/20/2047(6)	135,708	113,766
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	3,533	3,538
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(6)	11,450	11,776
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	23,483	23,719
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	55,000	52,488
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	120,000	118,616
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,085
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(5)	58,138	61,979

Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	20,905
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	200,709	201,023
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	85,152	75,081
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(6)	142,177	143,663
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	35,000	35,801
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	120,000	130,496
Total Asset Backed Securities (cost $7,184,339)		7,215,639
U.S. CORPORATE BONDS & NOTES — 11.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	11,000	10,297
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	150,000	156,188
		166,485
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	4,000	3,880
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,383
Rockwell Collins, Inc. Senior Notes 3.70% due 12/15/2023	50,000	49,361
		63,744
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	5,000	5,013
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	4,000	4,140
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	33,000	33,191
		42,344
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	12,000	11,851
Mosaic Co. Senior Notes 5.45% due 11/15/2033	10,000	10,188
Mosaic Co. Senior Notes 5.63% due 11/15/2043	10,000	10,145
		32,184
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	145,000	150,473
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	12,059	12,360
Continental Airlines, Inc.
Pass Through Certs.
Series 2012-2, Class A
4.00% due 04/29/2026	70,000	69,650
United Airlines Pass Through Trust
Pass Through Certs.
Series 2013-1, Class B
5.38% due 02/15/2023	10,000	10,125
		92,135
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	3,000	3,255
Darling Escrow Corp. Senior Notes 5.38% due 01/15/2022*	5,000	5,038
		8,293
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	55,000	60,087
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	105,000	106,575
		166,662
Applications Software — 0.0%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018	23,000	22,687
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	50,000	46,875
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,150

Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	60,087
		63,237
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	140,000	150,150
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	5,878
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	10,000	10,368
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	19,000	20,118
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	12,000	11,697
		198,211
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	12,000	12,092
Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	50,000	46,936
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	139,810
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	111,000
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	115,000	121,131
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,132
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	37,817
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	95,000	93,656
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	97,281
		649,763
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	125,000	125,372
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	26,000	26,130
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	45,000	65,815
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	19,636
		111,581
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	40,000	43,300
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	10,000	10,800
		54,100
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	10,000	9,650
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,310
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,287
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	57,000
Toll Brothers Finance Corp. Company Guar. Notes 4.00% due 12/31/2018	60,000	61,050
		123,337
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	7,000	6,685
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	90,000	83,603
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	115,000	100,492
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,515

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	85,000	81,654
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	30,000	32,669
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	45,000	45,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	63,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,298
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	43,252
		497,768
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,050
Cellular Telecom — 0.2%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	70,000	74,200
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	4,000	4,330
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	40,000	40,600
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	50,000	55,750
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,100
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*	10,000	10,525
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	31,875
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,525
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	35,000	36,487
		288,392
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	4,000	4,055
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	3,000	3,405
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,038
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,325
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	4,000	4,260
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	5,000	5,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,180
		23,815
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp.
Company Guar. Notes
9.50% due 05/15/2015	4,000	4,020
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	3,000	3,251
		7,271
Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	30,000	30,911
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	105,000	108,116
		139,027
Computers-Integrated Systems — 0.1%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	45,000	41,625
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	80,000	76,600
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*	4,000	4,085
		122,310

Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 2.65% due 06/01/2020	19,000	18,608
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	4,210
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	23,000	23,460
		27,670
Containers-Metal/Glass — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	55,000	59,675
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	4,000	4,420
		64,095
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,000	3,195
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,405
		6,600
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	57,000	59,707
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,662
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(7)	2,100	2,184
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	5,000	4,650
Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	55,000	55,243
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	110,000	125,210
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	140,000	160,914
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	110,000	125,597
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,580
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	25,000	25,236
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	75,000	73,747
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	100,505
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	25,000	24,576
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	25,712
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	25,000	28,441
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	63,000	66,354
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	34,000	34,946
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	57,635
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	111,948
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	55,000	63,285
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	102,527
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	26,000	26,402
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	138,000	138,524
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	13,000	14,233
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	15,000	16,682
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	150,000	159,296

Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	53,546
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	31,151
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	4,000	3,917
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	75,000	71,874
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	165,000	153,780
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,401
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	31,618
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	155,000	159,692
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	137,381
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	35,408
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	250,000	269,618
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	65,030
Morgan Stanley Senior Notes 2.13% due 04/25/2018	150,000	148,706
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,922
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	162,000	165,833
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	12,292
Morgan Stanley Notes 6.63% due 04/01/2018	125,000	146,262
		3,105,024
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	19,000	20,718
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	225,000	245,126
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	113,000	130,032
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	86,128
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	121,000	137,833
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	36,000	44,579
		664,416
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,405
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,560
		27,965
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	31,000	30,327
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	8,000	8,100
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,805
AES Corp. Senior Notes 8.00% due 10/15/2017	10,000	11,750
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,500
		73,055
Electric-Integrated — 0.4%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	9,000	8,702
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	26,368
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	30,375
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	23,746
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	200,000	200,049
Edison International Senior Notes 3.75% due 09/15/2017	50,000	52,400

Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	87,680
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	15,212
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,297
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	4,000	4,291
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,487
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	8,000	8,067
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	15,000	15,365
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	13,000	14,331
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	60,405
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	12,301
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	40,000	47,655
		619,731
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	6,165
Intel Corp. Senior Notes 1.95% due 10/01/2016	27,000	27,756
		33,921
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	24,000	25,103
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	4,000	4,120
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	119,000	123,165
Finance-Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	7,000	7,028
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,995
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	125,045
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,700
		148,768
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	9,000	10,342
SLM Corp. Senior Notes 4.88% due 06/17/2019	22,000	21,922
SLM Corp. Notes 5.50% due 01/15/2019	15,000	15,566
SLM Corp. Senior Notes 6.25% due 01/25/2016	71,000	76,680
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,575
SLM Corp. Senior Notes 8.45% due 06/15/2018	95,000	110,675
		245,760
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	47,895
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,125
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	1
		50,022
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	7,000	7,271

Finance-Mortgage Loan/Banker — 0.0%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017	15,000	15,750
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	6,000	6,035
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	3,000	3,210
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,400
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	41,000	50,128
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	15,000	17,925
		68,053
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.30% due 01/15/2021	12,000	11,921
Kroger Co. Senior Notes 3.85% due 08/01/2023	20,000	19,691
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	4,000	3,950
		35,562
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	38,600
Service Corp. International Senior Notes 7.00% due 06/15/2017	20,000	22,400
		61,000
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	87,511
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	14,000	11,917
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,800
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	1,955
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,100
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	16,227	17,708
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	84,000	91,665
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,380
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,662
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	11,075
		136,545
Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.40% due 02/01/2019	10,000	9,907
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,059
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,694
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	3,964
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	10,000	10,020
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	65,000	64,555
		85,233
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	90,000	91,880
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	114,645

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,020
		132,665
Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,200
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	14,000	14,087
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	40,000	47,200
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,050
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	14,000	14,245
		83,495
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,180
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,278
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	13,399
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	4,220
		17,619
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	35,000	34,870
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	30,265
		65,135
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,864
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,035
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,420
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	17,000	17,111
Novartis Capital Corp. Company Guar. Notes 2.40% due 09/21/2022	21,000	19,253
		135,683
Medical-Generic Drugs — 0.0%
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	30,000	30,584
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	23,762
		54,346
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	19,000	20,215
Cigna Corp. Senior Notes 6.15% due 11/15/2036	3,000	3,381
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	47,393
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	5,000	5,112
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	88,993
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	15,000	14,881
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	100,000	99,630
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	74,374
		353,979
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,195
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,162
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,456
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	50,000	54,500

HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	60,000	63,600
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,180
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	105,000	109,594
		277,687
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	6,000	5,985
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	94,917
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	120,512
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	90,000	103,467
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	110,696
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	25,000	29,991
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	9,000	10,619
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	115,018
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	9,805
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	64,000	54,040
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	25,000	21,329
		670,394
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,155
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	22,000	22,644
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	10,000	10,600
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,350
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	5,000	5,531
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	84,220
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	5,000	4,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,475
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	28,000	28,385
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	70,000	72,712
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,360
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,375
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,025
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,170
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	10,000	10,100
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	5,000	5,138
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	15,000	14,925
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	75,000	80,344
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,385

Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,237
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,100
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,869
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	16,523
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	8,000	8,920
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,362
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,475
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*	3,000	3,270
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	5,000	5,225
		409,276
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	15,000	15,632
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,372
		22,004
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	14,000	15,956
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	4,000	4,020
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	8,000	9,126
		29,102
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,600
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	30,000	32,025
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	37,000	37,744
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	15,400
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	22,346
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	4,000	4,100
		115,215
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	172,464
Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	7,000	6,755
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,858
El Paso LLC
Senior Sec. Notes
7.00% due 06/15/2017	70,000	79,145
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	4,000	3,424
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,095
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	45,000	51,679
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	100,000	112,250
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	135,000	125,015
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	139,000	141,017
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024	6,000	7,140
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,387

Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	26,000	25,154
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	70,000	76,705
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	8,000	7,880
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,625
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	130,000	126,815
		778,944
Printing-Commercial — 0.1%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	55,000	58,850
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	41,000	42,281
		101,131
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	70,000	72,800
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	47,000	47,587
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,500
		125,887
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	3,053
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	10,000	10,000
Real Estate Investment Trusts — 0.8%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	125,000	140,778
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,377
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	108,607
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	11,000	10,748
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	51,984
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,508
HCP, Inc. Senior Notes 4.25% due 11/15/2023	55,000	53,801
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,215
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	100,866
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	49,367
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	133,204
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	129,952
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	22,753
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	19,685
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	55,000	53,473
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	72,834
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	55,000	55,391
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	33,000	33,178
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	38,248
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	90,224
		1,208,193
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,975

Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,689
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	90,000	91,030
		101,719
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	29,586
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,270
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	4,000	4,210
		37,066
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	24,000	23,988
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	67,914
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	40,000	41,073
		132,975
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,213
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	110,000	109,487
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	14,000	12,878
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	120,267	137,838
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	8,000	7,990
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,283	9,748
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,416	13,531
		169,107
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,600
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	25,000	27,625
		43,225
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	5,000	5,038
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	10,000	10,962
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	8,000	8,720
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,259
		22,941
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	12,000	12,872
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	25,000	28,737
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	15,000	17,345
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	4,000	4,131
		63,085
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	7,262
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,082
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,203
		18,547

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	38,000	33,077
ADT Corp. Senior Notes 6.25% due 10/15/2021*	146,000	153,300
		186,377
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	2,035
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	30,000	32,400
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	52,680
		85,080
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	5,000	4,975
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	4,040
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	5,000	5,012
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	3,000	3,353
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	100,084
Nucor Corp. Senior Notes 4.00% due 08/01/2023	12,000	11,714
		120,163
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,538
Telecom Services — 0.2%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	20,993
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	85,000	83,085
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	202,498
		306,576
Telephone-Integrated — 0.5%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	3,950
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,413
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,720
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,305
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	85,000	89,978
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,482
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	102,001
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	53,000	60,956
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	331,000	387,256
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	105,000	134,111
		815,172
Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	21,000	18,922
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	80,000	102,282
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	12,000	12,750
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	10,000	10,350
		144,304
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	3,000	2,948

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	33,000	43,375
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	25,000	23,683
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	11,647
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,550
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	51,226
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,029
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	100,000	105,197
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	25,000	25,647
		187,099
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	85,000	84,575
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	4,887
		89,462
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,278

Total U.S. Corporate Bonds & Notes (cost $16,609,488)		16,965,291
FOREIGN CORPORATE BONDS & NOTES — 2.0%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	12,000	11,879
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,220
Banks-Commercial — 0.5%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	12,000	11,887
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	300,000	335,395
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	90,000	100,020
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	225,000	224,549
		671,851
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.15% due 06/10/2014	100,000	101,595
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,060
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	5,000	5,000
Diversified Banking Institutions — 0.5%
BNP Paribas Company Guar. Notes 5.00% due 01/15/2021	25,000	27,425
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	40,000	40,839
BNP Paribas SA Senior Notes 2.40% due 12/12/2018	175,000	175,111
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	170,000	188,947
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	123,015
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	67,502
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	26,000	26,185
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,105

Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	105,000	107,310
		769,439
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	3,970
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	30,000	29,569
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	20,000	19,534
		53,073
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,540
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	17,000	16,250
		22,790
Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	75,000	73,125
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	5,000	4,687
		77,812
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,214
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,325
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	2,000	2,010
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	125,000	133,905
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	15,000	16,856
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	6,857
		157,618
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	12,000	14,589
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	183,250
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000	49,275
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,050
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000	38,258
		289,422
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	32,000	32,321
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000	18,628
Cenovus Energy, Inc.
Senior Notes
5.20% due 09/15/2043	200,000	198,334
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	35,000	32,754
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	70,000	69,467
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	60,000	55,826
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	65,000	59,312
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	19,000	18,876
		485,518
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,960
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	3,000	3,218

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,053
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	191,527
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,175
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	105,809
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	30,000	33,675
		139,484
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	33,163
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	20,000	18,177
		51,340
Total Foreign Corporate Bonds & Notes (cost $3,088,957)		3,066,583
FOREIGN GOVERNMENT AGENCIES — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	12,000	12,041
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	3,000	3,108
Sovereign — 0.3%
Bolivarian Republic of Venezuela Senior Notes 7.00% due 03/31/2038	2,000	1,250
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028	5,000	3,700
Bolivarian Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	4,000	2,966
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	1,000	855
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	10,000	8,520
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022	3,000	2,768
Dominican Republic Senior Notes 9.04% due 01/23/2018	4,918	5,312
Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037	10,000	11,450
Federal Republic of Brazil Notes 7.88% due 03/07/2015	4,000	4,308
Federal Republic of Brazil Notes 8.25% due 01/20/2034	5,000	6,387
Federal Republic of Brazil Notes 11.00% due 08/17/2040	1,000	1,135
Government of Belize Senior Notes 5.00% due 02/20/2038(7)	5,000	3,138
Government of Canada Senior Notes 0.88% due 02/14/2017	12,000	12,000
Government of Romania Senior Notes 4.38% due 08/22/2023	14,000	13,510
Government of Romania Senior Notes 6.75% due 02/07/2022	8,000	9,080
Lebanese Republic Notes 4.00% due 12/31/2017	4,000	3,920
Lebanese Republic Senior Notes 5.45% due 11/28/2019	4,000	3,894
Lebanese Republic Senior Bonds 6.10% due 10/04/2022	11,000	10,697
Lebanese Republic Senior Notes 6.38% due 03/09/2020	3,000	3,068
Lebanese Republic Senior Notes 6.75% due 11/29/2027	7,000	6,912
Lebanese Republic Senior Notes 8.25% due 04/12/2021	1,000	1,114
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	1,000	1,000
Republic of Bulgaria Senor Bonds 8.25% due 01/15/2015	12,000	12,901
Republic of Colombia Senior Notes 8.13% due 05/21/2024	5,000	6,425
Republic of Colombia Senior Notes 8.25% due 12/22/2014	13,000	13,845

Republic of Colombia Senior Notes 11.75% due 02/25/2020	6,000	8,610
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	7,000	6,659
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	10,000	9,740
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000	2,022
Republic of Hungary Senior Notes 5.38% due 02/21/2023	16,000	15,800
Republic of Hungary Senior Notes 5.75% due 11/22/2023	4,000	4,020
Republic of Hungary Senior Notes 6.25% due 01/29/2020	3,000	3,236
Republic of Hungary Senior Notes 7.63% due 03/29/2041	10,000	10,937
Republic of Indonesia Senior Notes 7.25% due 04/20/2015	5,000	5,348
Republic of Poland Senior Notes 3.00% due 03/17/2023	14,000	12,747
Republic of Poland Senior Notes 3.88% due 07/16/2015	11,000	11,509
Republic of Poland Senior Notes 5.00% due 10/19/2015	1,000	1,074
Republic of Poland Senior Notes 5.13% due 04/21/2021	5,000	5,431
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	4,000	4,885
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	11,000	16,459
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	3,000	3,964
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	8,000	12,270
Republic of Turkey Senior Notes 6.88% due 03/17/2036	9,000	8,829
Republic of Turkey Senior Notes 7.00% due 06/05/2020	2,000	2,183
Republic of Turkey Senior Notes 7.25% due 03/05/2038	3,000	3,087
Republic of Turkey Senior Notes 7.38% due 02/05/2025	11,000	11,874
Republic of Turkey Senior Notes 8.00% due 02/14/2034	5,000	5,563
Republic of Turkey Senior Notes 11.88% due 01/15/2030	3,000	4,476
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025	4,000	2,700
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024	7,000	4,928
Russian Federation
Senior Notes
7.50% due 03/31/2030(7)	30,030	34,991
United Mexican States
Senior Bonds
4.75% due 03/08/2044	90,000	81,112
United Mexican States Senior Notes 5.75% due 10/12/2110	6,000	5,550
United Mexican States Senior Notes 6.63% due 03/03/2015	1,000	1,065
		451,224
Total Foreign Government Agencies (cost $488,191)		466,373
MUNICIPAL BONDS & NOTES — 0.4%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	20,000	20,732
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	20,000	20,699
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	65,833
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	20,000	20,692
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	11,249

Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,000	8,519
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	13,099
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	87,412
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	37,844
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	77,608
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	59,894
University of California Revenue Bonds 4.60% due 05/15/2031	75,000	74,786
University of California Revenue Bonds 5.00% due 05/15/2038	100,000	104,245
Total Municipal Bonds & Notes (cost $569,693)		602,612
U.S. GOVERNMENT AGENCIES — 11.7%
Federal Home Loan Mtg. Corp. — 0.6%
2.50% due 01/01/2028	10,413	10,336
3.00% due 08/01/2027	15,889	16,197
3.00% due 10/01/2042	24,050	22,818
3.00% due 11/01/2042	17,848	16,930
3.00% due 02/01/2043	48,414	45,924
3.00% due 08/01/2043	197,550	187,390
3.50% due 03/01/2042	12,013	11,933
3.50% due 08/01/2042	68,691	68,234
3.50% due 09/01/2043	48,676	48,377
4.00% due 03/01/2023	23,495	24,843
4.00% due 05/01/2040	46,393	47,786
4.00% due 10/01/2043	129,655	133,292
4.50% due 01/01/2039	4,299	4,547
5.00% due 05/01/2020	201,189	213,102
5.00% due 05/01/2034	41,013	44,803
5.50% due 07/01/2034	10,394	11,401
5.50% due 05/01/2037	7,488	8,202
6.00% due 08/01/2026	45,733	50,568
6.50% due 05/01/2029	2,859	3,205
6.50% due 03/01/2036	10,908	12,137
6.50% due 05/01/2036	541	602
7.50% due 08/01/2023	321	354
7.50% due 08/01/2025	1,636	1,657
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(6)	11,041	12,261
Series 1226, Class Z
7.75% due 03/15/2022(6)	797	864
		997,763
Federal National Mtg. Assoc. — 8.9%
2.50% due 02/01/2043	100,009	90,625
2.50% due 03/01/2043	200,000	181,231
3.00% due 12/01/2027	23,559	24,086
3.00% due 01/01/2028	28,303	28,936
3.00% due 12/01/2042	8,585	8,159
3.00% due 05/01/2043	78,160	74,282
3.00% due January 15 TBA	600,000	612,305
3.00% due January 30 TBA	2,600,000	2,468,172
3.50% due 09/01/2026	23,784	24,897
3.50% due 10/01/2028	97,784	102,338
3.50% due 08/01/2043	328,474	326,645
3.50% due January 30 TBA	4,200,000	4,172,110
4.00% due 08/01/2026	18,720	19,843
4.00% due 11/01/2040	28,141	28,987
4.00% due 12/01/2040	71,447	73,600
4.00% due 11/01/2041	10,456	10,770
4.00% due 01/01/2042	27,104	27,920
4.00% due 11/01/2043	69,215	71,305
4.00% due January 30 TBA	600,000	617,625
4.50% due 01/01/2039	9,134	9,672
4.50% due 06/01/2039	176,277	186,703
4.50% due 03/01/2042	184,900	196,511
4.50% due January 30 TBA	100,000	105,957
4.83% due 01/01/2015	211,107	211,047
4.85% due 11/01/2015	564,824	594,725
5.00% due 03/01/2018	5,803	6,182
5.00% due 06/01/2019	2,437	2,610
5.00% due 03/01/2020	10,851	11,674
5.00% due 05/01/2035	7,600	8,245
5.00% due 07/01/2040	127,896	139,171
5.00% due January 30 TBA	1,400,000	1,520,422
5.50% due 05/01/2020	33,923	36,068
5.50% due 06/01/2020	82,391	89,958
5.50% due 12/01/2029	6,463	7,122
5.50% due 06/01/2035	394,373	432,909
5.50% due 06/01/2036	157,573	173,604
5.50% due 06/01/2038	32,379	35,717
6.00% due 06/01/2017	4,654	4,909
6.00% due 06/01/2021	108,153	116,479
6.00% due 12/01/2033	20,199	22,676
6.00% due 05/01/2034	15,249	17,127
6.00% due 08/01/2034	3,500	3,925
6.00% due 11/01/2038	6,457	7,146
6.00% due January 30 TBA	500,000	554,570
6.50% due 09/01/2032	31,007	35,400
6.50% due 07/01/2036	6,514	7,239
7.00% due 06/01/2037	49,579	55,735

Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	15,301	15,079
		13,572,418
Government National Mtg. Assoc. — 2.2%
4.00% due 07/15/2041	63,633	66,206
4.00% due 08/15/2041	25,228	26,252
4.00% due 10/15/2041	56,579	58,869
4.00% due January 30 TBA	1,300,000	1,350,832
4.50% due 06/15/2041	1,595,772	1,707,145
6.00% due 11/15/2028	43,955	50,214
7.00% due 07/15/2033	18,727	21,894
8.50% due 11/15/2017	578	612
9.00% due 11/15/2021	269	295
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(6)	1,578	1,828
Series 2005-74, Class HC
7.50% due 09/16/2035(6)	9,922	11,578
		3,295,725
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	9,938
3.50% due 12/15/2042	23,000	18,132
		28,070
Total U.S. Government Agencies (cost $17,840,686)		17,893,976
U.S. GOVERNMENT TREASURIES — 9.7%
United States Treasury Bonds — 1.2%
0.63% due 02/15/2043 TIPS(9)	533,348	410,094
2.75% due 11/15/2042	28,000	22,138
3.13% due 11/15/2041	111,000	95,876
3.13% due 02/15/2043	19,400	16,611
3.75% due 11/15/2043	15,000	14,498
4.38% due 02/15/2038	375,000	408,164
4.38% due 11/15/2039(8)	629,200	683,764
4.75% due 02/15/2041	206,000	237,029
5.25% due 11/15/2028	18,000	21,670
		1,909,844
United States Treasury Notes — 8.5%
0.13% due 04/15/2018 TIPS(9)	3,645,559	3,718,186
0.25% due 11/30/2014(8)	65,000	65,058
0.25% due 07/31/2015	1,860,000	1,859,927
0.38% due 04/15/2015	25,000	25,058
0.38% due 08/31/2015	500,000	500,762
0.63% due 08/15/2016	3,010,000	3,010,704
0.63% due 12/15/2016	65,000	64,736
0.63% due 08/31/2017	163,000	159,944
0.63% due 09/30/2017	21,000	20,564
1.00% due 08/31/2016	100,000	100,938
1.00% due 10/31/2016	50,000	50,379
1.00% due 03/31/2017	73,000	73,160
1.00% due 05/31/2018	6,000	5,869
1.00% due 08/31/2019	9,000	8,511
1.13% due 05/31/2019	10,000	9,600
1.25% due 10/31/2015	27,000	27,447
1.38% due 06/30/2018	5,000	4,962
1.38% due 07/31/2018	604,000	598,574
1.50% due 08/31/2018	663,000	659,633
1.50% due 12/31/2018	375,000	370,781
1.63% due 08/15/2022	53,000	48,151
1.75% due 05/15/2022	18,000	16,644
1.75% due 05/15/2023	192,000	173,055
2.00% due 01/31/2016	735,000	759,117
2.00% due 04/30/2016	490,000	506,920
2.13% due 05/31/2015	12,000	12,319
2.75% due 12/31/2017	15,000	15,853
2.75% due 11/15/2023	80,000	78,263
		12,945,115
Total U.S. Government Treasuries (cost $14,920,900)		14,854,959
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(1)(2)(4)	2	556
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(1)(2)(4)	2	556
Total Warrants
(cost $0)		1,112
Total Long-Term Investment Securities (cost $131,840,618)		151,097,382

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/2014 (cost $544,000)	$544,000	544,000
REPURCHASE AGREEMENTS — 8.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $241,000 collateralized by $275,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $246,302	241,000	241,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $398,000 collateralized by $455,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $407,518	398,000	398,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $734,000 collateralized by $840,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $752,340	734,000	734,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	2,990,000	2,990,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	2,205,000	2,205,000
BNP Paribas SA Joint Repurchase Agreement(10)	2,205,000	2,205,000
Deutsche Bank AG Joint Repurchase Agreement(10)	2,535,000	2,535,000

UBS Securities LLC Joint Repurchase Agreement(10)	1,875,000	1,875,000
Total Repurchase Agreements (cost $13,183,000)		13,183,000
TOTAL INVESTMENTS (cost $145,567,618)(11)	108.0%	164,824,382
Liabilities in excess of other assets	(8.0)	(12,208,201)
NET ASSETS	100.0%	$152,616,181

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $5,911,205 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $1,115 representing 0.0% of net assets.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	03/01/2011	2	$—	$556	$278.00	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	11/11/2010	2	—	556	278.00	0.00
				$1,112		0.00%

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	See Note 4 for cost of investments on a tax basis.
CVR	— Contingent Value Rights
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
11	Short	10YR Japanese Government Bond	March 2014	$1,502,084	$1,496,506	$5,579
7	Short	Long Gilt	March 2014	1,254,980	1,235,206	19,774
5	Long	Russell 2000 Mini Index	March 2014	574,810	580,700	5,890
4	Long	U.S. Treasury 2YR Notes	March 2014	880,857	879,250	(1,608)
6	Long	U.S. Treasury 5YR Notes	March 2014	715,828	715,875	47
4	Long	U.S. Treasury 10YR Notes	March 2014	496,408	492,188	(4,220)
10	Short	U.S. Long Bonds	March 2014	1,312,339	1,283,125	29,214
2	Long	U.S. Ultra Bonds	March 2014	272,938	272,500	(438)
						$54,238

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$3,147,697	$—	$0	$3,147,697
Other Industries*	86,309,684			86,309,684
Preferred Securities	33,256	—	—	33,256
Preferred Securities/Capital Securities	—	540,200	—	540,200
Asset Backed Securities:
Diversified Financial Services	—	6,965,639	250,000	7,215,639
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	16,965,291	—	16,965,291
Foreign Corporate Bonds & Notes	—	3,066,583	—	3,066,583
Foreign Government Agencies	—	466,373	—	466,373
Municipal Bond & Notes	—	602,612	—	602,612
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	13,572,418	—	13,572,418
Other Government Agencies*	—	4,321,558	—	4,321,558
U.S. Government Treasuries:
Unites States Treasury Bonds	—	1,909,844	—	1,909,844
Unites States Treasury Notes	—	12,945,115	—	12,945,115
Warrants	—	—	1,112	1,112
Short-Term Investment Securities:
Time Deposits	—	544,000	—	544,000
Repurchase Agreements	—	13,183,000	—	13,183,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	60,504	—	—	60,504
Total	$89,551,141	$75,082,633	$251,112	$164,884,886

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$6,266	$—	$—	$6,266

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 32.2%
Aerospace/Defense — 0.1%
Boeing Co.	1,092	$149,047
Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.†	1,255	109,223
United Technologies Corp.	1,837	209,050
		318,273
Agricultural Chemicals — 0.3%
Monsanto Co.	2,807	327,156
Airlines — 0.2%
United Continental Holdings, Inc.†	7,231	273,549
Apparel Manufacturers — 0.1%
Carter’s, Inc.	853	61,237
Ralph Lauren Corp.	609	107,531
		168,768
Applications Software — 0.4%
Intuit, Inc.	2,748	209,728
Microsoft Corp.	5,054	189,171
		398,899
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,664	209,497
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	7,726	119,212
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,202	130,292
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	1,468	82,076
Banks-Commercial — 0.1%
PacWest Bancorp	2,005	84,651
Regions Financial Corp.	7,925	78,378
		163,029
Banks-Fiduciary — 0.0%
State Street Corp.	387	28,402
Banks-Super Regional — 0.9%
Capital One Financial Corp.	3,120	239,023
Comerica, Inc.	2,920	138,817
Fifth Third Bancorp	1,498	31,503
PNC Financial Services Group, Inc.	1,113	86,346
SunTrust Banks, Inc.	2,268	83,485
US Bancorp	4,809	194,284
Wells Fargo & Co.	4,197	190,544
		964,002
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	4,710	194,570
Monster Beverage Corp.†	1,916	129,847
PepsiCo, Inc.	4,919	407,982
		732,399
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,906	219,606
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	5,799	301,345
Time Warner Cable, Inc.	1,122	152,031
		453,376
Casino Hotels — 0.4%
MGM Resorts International†	13,034	306,559

Wynn Resorts, Ltd.	456	88,560
		395,119
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	7,494	252,098
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	965	53,374
Dow Chemical Co.	1,996	88,622
E.I. du Pont de Nemours & Co.	414	26,898
LyondellBasell Industries NV, Class A	4,136	332,038
PPG Industries, Inc.	432	81,933
		582,865
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	304	253,980
Vantiv, Inc., Class A†	3,416	111,396
		365,376
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,776	154,867
Computer Services — 0.1%
International Business Machines Corp.	624	117,044
Computers — 1.3%
Apple, Inc.	2,547	1,429,147
Hewlett-Packard Co.	1,586	44,376
		1,473,523
Computers-Integrated Systems — 0.3%
NCR Corp.†	5,759	196,151
Teradata Corp.†	3,434	156,213
		352,364
Computers-Memory Devices — 0.2%
EMC Corp.	6,285	158,068
NetApp, Inc.	1,383	56,896
		214,964
Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	2,587	270,238
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	6,128	273,125
Containers-Paper/Plastic — 0.1%
Rock Tenn Co., Class A	1,013	106,375
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	8,610	561,458
Procter & Gamble Co.	889	72,374
		633,832
Distribution/Wholesale — 0.2%
Fastenal Co.	3,153	149,799
WW Grainger, Inc.	176	44,954
		194,753
Diversified Banking Institutions — 1.1%
Bank of America Corp.	5,637	87,768
Citigroup, Inc.	4,598	239,602
Goldman Sachs Group, Inc.	1,598	283,261
JPMorgan Chase & Co.	7,653	447,547
Morgan Stanley	4,282	134,284
		1,192,462
Diversified Manufacturing Operations — 0.9%
Colfax Corp.†	2,184	139,099

Danaher Corp.	3,506	270,663
Dover Corp.	2,094	202,155
Eaton Corp. PLC	1,803	137,244
General Electric Co.	7,195	201,676
		950,837
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	658	262,404
eBay, Inc.†	5,429	297,998
		560,402
E-Commerce/Services — 0.2%
priceline.com, Inc.†	185	215,044
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,766	194,118
Electric-Integrated — 0.1%
Dominion Resources, Inc.	514	33,251
Duke Energy Corp.	560	38,645
NextEra Energy, Inc.	485	41,526
PG&E Corp.	960	38,669
		152,091
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	2,296	90,049
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	5,721	315,284
Electronic Components-Semiconductors — 0.5%
Intel Corp.	3,872	100,517
Micron Technology, Inc.†	4,962	107,973
ON Semiconductor Corp.†	9,730	80,176
Texas Instruments, Inc.	2,766	121,455
Xilinx, Inc.	3,036	139,413
		549,534
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,524	225,090
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	6,591	92,406
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,240	103,745
Electronic Security Devices — 0.2%
Tyco International, Ltd.	4,148	170,234
Engineering/R&D Services — 0.1%
Fluor Corp.	1,215	97,552
Enterprise Software/Service — 0.7%
Informatica Corp.†	4,526	187,829
Oracle Corp.	14,984	573,288
		761,117
Finance-Credit Card — 0.3%
American Express Co.	1,484	134,643
Visa, Inc., Class A	1,122	249,847
		384,490
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	3,146	61,787
LPL Financial Holdings, Inc.	2,074	97,540
TD Ameritrade Holding Corp.	3,118	95,536
		254,863
Finance-Other Services — 0.1%
IntercontinentalExchange Group, Inc.	273	61,403
Food-Confectionery — 0.3%
Hershey Co.	3,247	315,706
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	4,718	166,545
Food-Retail — 0.2%
Whole Foods Market, Inc.	3,520	203,562
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,018	50,351
Marriott International, Inc., Class A	2,078	102,570
Starwood Hotels & Resorts Worldwide, Inc.	1,847	146,744
		299,665
Human Resources — 0.1%
Monster Worldwide, Inc.†	14,501	103,392
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,740	158,984
Sensata Technologies Holding NV†	6,154	238,590
		397,574
Insurance-Life/Health — 0.3%
Lincoln National Corp.	3,368	173,856
Prudential Financial, Inc.	1,944	179,276
		353,132
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	6,307	228,503
Insurance-Property/Casualty — 0.1%
Chubb Corp.	667	64,452
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	4,939	131,377
Twitter, Inc.†	507	32,271
		163,648
Investment Management/Advisor Services — 0.2%
Invesco, Ltd.	2,443	88,925
T. Rowe Price Group, Inc.	1,121	93,906
		182,831
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	759	68,925
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,105	153,241
Medical Information Systems — 0.1%
athenahealth, Inc.†	598	80,431
Medical Products — 0.1%
Covidien PLC	2,121	144,440
Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	1,451	193,070
Celgene Corp.†	2,235	377,626
Gilead Sciences, Inc.†	5,807	436,396
NPS Pharmaceuticals, Inc.†	4,475	135,861

Vertex Pharmaceuticals, Inc.†	1,103	81,953
		1,224,906
Medical-Drugs — 1.6%
Abbott Laboratories	4,357	167,004
Allergan, Inc.	1,358	150,847
Bristol-Myers Squibb Co.	4,500	239,175
Eli Lilly & Co.	2,400	122,400
Endo Health Solutions, Inc.†	1,719	115,964
Jazz Pharmaceuticals PLC†	1,526	193,130
Johnson & Johnson	840	76,935
Medivation, Inc.†	4,089	260,960
Merck & Co., Inc.	616	30,831
Pfizer, Inc.	8,760	268,319
Zoetis, Inc.	6,188	202,286
		1,827,851
Medical-HMO — 0.3%
Aetna, Inc.	2,716	186,290
UnitedHealth Group, Inc.	1,769	133,206
		319,496
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	1,755	83,731
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,053	283,573
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,762	104,238
Multimedia — 0.8%
Time Warner, Inc.	1,323	92,240
Twenty-First Century Fox, Inc., Class A	11,023	387,789
Walt Disney Co.	5,953	454,809
		934,838
Networking Products — 0.2%
Cisco Systems, Inc.	9,021	202,521
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	960	80,717
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	2,521	199,966
Cabot Oil & Gas Corp.	206	7,984
Cobalt International Energy, Inc.†	2,493	41,010
EOG Resources, Inc.	2,065	346,590
EQT Corp.	542	48,661
Noble Energy, Inc.	1,754	119,465
Occidental Petroleum Corp.	2,091	198,854
Pioneer Natural Resources Co.	711	130,874
Range Resources Corp.	479	40,384
		1,133,788
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,241	155,013
Exxon Mobil Corp.	2,200	222,640
Hess Corp.	1,896	157,368
Phillips 66	1,312	101,195
		636,216
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,364	108,479
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	695	63,752
Valero Energy Corp.	3,911	197,115
		260,867
Oil-Field Services — 0.3%
Core Laboratories NV	304	58,049
Halliburton Co.	2,257	114,543
Schlumberger, Ltd.	1,981	178,508
		351,100
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	8,593	603,572
Omnicare, Inc.	2,201	132,853
		736,425
Real Estate Investment Trusts — 0.4%
American Tower Corp.	2,670	213,119
Host Hotels & Resorts, Inc.	3,622	70,412
Lexington Realty Trust	3,355	34,254
Simon Property Group, Inc.	475	72,276
Ventas, Inc.	845	48,402
		438,463
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	972	99,523
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,289	47,461
Retail-Apparel/Shoe — 0.3%
L Brands, Inc.	3,056	189,013
PVH Corp.	790	107,456
		296,469
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	499	238,492
Retail-Building Products — 0.2%
Home Depot, Inc.	791	65,131
Lowe’s Cos., Inc.	2,863	141,862
		206,993
Retail-Discount — 0.4%
Costco Wholesale Corp.	2,749	327,158
Wal-Mart Stores, Inc.	1,249	98,284
		425,442
Retail-Drug Store — 0.2%
CVS Caremark Corp.	2,467	176,563
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,673	129,791
Retail-Jewelry — 0.1%
Tiffany & Co.	1,159	107,532
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,632	95,113
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	3,202	204,064
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,924	139,971

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	1,835	104,136
Macy’s, Inc.	3,047	162,710
		266,846
Retail-Restaurants — 0.2%
Dunkin’ Brands Group, Inc.	1,188	57,262
Starbucks Corp.	2,386	187,038
		244,300
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,489	144,611
Semiconductor Components-Integrated Circuits — 0.5%
Atmel Corp.†	20,576	161,110
QUALCOMM, Inc.	5,224	387,882
		548,992
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,332	85,861
Software Tools — 0.0%
VMware, Inc., Class A†	527	47,277
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	983	74,551
United States Steel Corp.	1,948	57,466
		132,017
Telecom Services — 0.2%
Amdocs, Ltd.	4,805	198,158
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	6,443	121,902
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	2,114	103,882
Television — 0.2%
CBS Corp., Class B	3,328	212,127
Tobacco — 0.2%
Philip Morris International, Inc.	3,084	268,709
Toys — 0.2%
Mattel, Inc.	4,050	192,699
Transactional Software — 0.1%
Solera Holdings, Inc.	2,350	166,286
Transport-Rail — 0.6%
Kansas City Southern	848	105,008
Union Pacific Corp.	3,041	510,888
		615,896
Transport-Services — 0.3%
FedEx Corp.	1,958	281,502
Web Portals/ISP — 1.3%
Google, Inc., Class A†	1,169	1,310,110
Yahoo!, Inc.†	4,323	174,822
		1,484,932
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	4,150	280,125
Total Common Stocks (cost $28,117,082)		35,711,639

PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	775	18,050
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	700	13,545
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	900	8,073
Telecom Services — 0.1%
Qwest Corp. 6.13%	1,350	25,582
Total Preferred Securities (cost $84,517)		65,250
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(1)	$27,000	24,570
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS
Series K 7.98% due 03/15/2018(1)	20,000	22,300
Wells Fargo Capital X 5.95% due 12/01/2086	14,000	13,741
		36,041
Diversified Banking Institutions — 0.2%
BAC Capital Trust XIII FRS Series F 4.00% due 01/15/2014(1)	82,000	60,680
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	20,000	22,050
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(1)	77,000	69,107
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	10,000	7,200
		159,037
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(1)	100,000	94,000
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	16,000	2

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	22,000	20,488
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	19,000	18,620
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	35,000	40,792
ING US, Inc. FRS 5.65% due 05/15/2053	15,000	14,588
MetLife, Inc. 6.40% due 12/15/2066	32,000	32,880
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	100,000	140,233
		228,493
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	214,500
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	51,000	53,677
Total Preferred Securities/Capital Securities (cost $766,079)		849,428
ASSET BACKED SECURITIES — 7.9%
Diversified Financial Services — 7.9%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	95,000	96,582
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	115,306	116,578
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	32,979	33,236
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	42,702	43,169
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(5)	100,000	102,538
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	182,773
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.74% due 05/10/2045(5)	90,000	98,159
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	150,250	165,938
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(6)	45,721	45,169
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(5)	105,000	111,260
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	210,000	192,475
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.48% due 02/25/2036(6)	248,052	209,408
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	80,000	89,583
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(5)	50,000	56,072
CAL Funding II, Ltd.
Series 2012-1A, Class A
3.47% due 10/25/2027*	22,083	21,786
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	23,107
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*	250,000	246,590
Cent CLO LP FRS
Series 2013-20A, Class A
1.72% due 01/25/2026*(3)	250,000	250,000
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	28,000	28,522
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(5)	40,000	45,286
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(6)	150,930	128,048

Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	90,000	98,560
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	156,325	175,413
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	237,300	237,030
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(5)	95,000	105,455
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(5)	65,000	60,898
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(5)	25,110	26,014
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(5)	55,000	59,807
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	62,042	62,302
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.33% due 01/25/2037(6)	141,419	113,555
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	24,930
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	4,277	4,279
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	128,220	115,909
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	6,428	5,998
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	51,510	56,034
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(5)	100,000	110,313
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	9,738	10,321
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(6)	235,910	214,938
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,648
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	11,918
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	125,000	137,306
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	31,000	30,832
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(5)	40,000	37,431
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	125,000	115,726
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	70,000	71,920
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(5)	50,000	47,297
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	98,321
GS Mtg. Securities Corp. II Series 2010-C1, Class A2
4.59% due 08/10/2043*(5)	115,000	124,395
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,445	33,353
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	464,870	469,526
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	120,000	129,217
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(6)	103,833	96,776
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(6)	58,521	48,412
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.75% due 04/25/2036(6)	18,148	15,142
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(6)	81,925	77,714
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	8,000	8,033

Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	15,000	14,878
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.70% due 05/25/2035(6)	139,561	121,459
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(5)	142,504	137,770
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	65,000	60,780
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	120,000	117,724
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	53,881	59,355
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(5)	145,000	165,740
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(6)	89,482	90,957
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(6)	51,143	50,999
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(5)	110,000	119,480
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A2 2.94% due 11/15/2046(5)	50,000	50,777
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	158,932	173,450
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(5)	35,000	40,390
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	90,899	81,623
MortgageIT Trust FRS Series 2005-4, Class A1 0.44% due 10/25/2035(6)	335,626	296,338
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.90% due 08/25/2034	8,768	8,939
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.26% due 02/25/2037	51,013	27,703
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	135,000	137,479
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	67,866	69,002
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.29% due 05/25/2037	139,032	84,690
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.46% due 02/20/2047(6)	169,236	141,872
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	4,139	4,144
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(6)	25,762	26,497
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	21,181	21,394
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	60,000	57,259
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	145,000	143,327
Volvo Financial Equipment LLC
Series 2012-1A, Class B
1.51% due 08/15/2017*	25,000	25,106
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(5)	67,083	71,514
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	20,905
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(5)	60,260	56,843
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	267,612	268,030
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	104,803	92,408
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(6)	185,998	187,942
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.12% due 02/15/2044*(5)(7)	958,906	37,498

WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	28,731	28,736
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	45,000	46,030
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	135,000	146,808
Total Asset Backed Securities (cost $8,713,560)		8,727,848
U.S. CORPORATE BONDS & NOTES — 19.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	21,000	19,659
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	150,000	156,187
		175,846
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	7,000	6,790
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	28,000	26,849
Rockwell Collins, Inc. Senior Notes 3.70% due 12/15/2023	55,000	54,297
		81,146
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	6,000	6,015
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	6,000	6,210
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	61,000	61,353
		73,578
Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	24,000	23,703
Mosaic Co. Senior Notes 5.45% due 11/15/2033	19,000	19,358
Mosaic Co. Senior Notes 5.63% due 11/15/2043	19,000	19,275
		62,336
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	178,492
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	12,059	12,360
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	85,000	84,575
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,125
		107,060
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	9,000	9,765
Darling Escrow Corp. Senior Notes 5.38% due 01/15/2022*	5,000	5,038
		14,803
Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	60,000	65,550
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	115,000	116,725
		182,275
Applications Software — 0.0%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018	43,000	42,414
Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	55,000	51,562
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	22,750
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	7,000	7,350
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	60,000	65,550
		72,900

Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	160,000	171,600
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	12,000	11,756
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	20,000	20,735
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	38,000	40,236
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	24,000	23,394
		267,721
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	23,000	23,177
Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	50,000	46,935
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	172,246
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	111,000
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	126,398
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	4,000	4,264
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	42,545
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	105,000	103,514
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	97,281
		704,183
Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	20,000	20,060
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	51,000	51,254
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	73,128
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	24,545
		148,927
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	50,000	54,125
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	5,000	5,400
		59,525
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	10,000	9,650
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,775
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,288
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	66,500
Toll Brothers Finance Corp. Company Guar. Notes 4.00% due 12/31/2018	65,000	66,137
		137,925
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	14,000	13,370
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	105,000	97,536
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	115,000	100,492
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	57,029
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	100,000	96,064

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	31,000	33,758
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	20,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	91,000	96,460
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	18,448
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	34,602
		567,759
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	5,000	4,938
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	10,000	10,400
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	10,000	10,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,050
		25,700
Cellular Telecom — 0.3%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	80,000	84,800
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	9,000	9,743
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	45,000	45,675
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	61,000	68,015
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,100
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*	10,000	10,525
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	42,000	44,625
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	19,000	19,997
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	20,000	20,850
		328,330
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	9,000	9,124
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	7,000	7,945
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	18,114
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,325
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	9,000	9,585
Peabody Energy Corp.
Company Guar. Notes
6.25% due 11/15/2021	5,000	5,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	9,000	9,405
		34,365
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	4,000	4,020
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	7,000	7,586
		11,606
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	35,000	36,063
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	120,000	123,561
		159,624

Computers-Integrated Systems — 0.1%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	45,000	41,625
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	90,000	86,175
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*	10,000	10,212
		138,012
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 2.65% due 06/01/2020	35,000	34,278
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	17,892
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	18,000	18,360
		36,252
Containers-Metal/Glass — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	50,000	54,250
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	15,000	14,025
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	12,000	13,260
		81,535
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	17,000	18,105
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	5,000	5,675
		23,780
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	62,000	64,945
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	14,000	15,158
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	10,000	9,300
Diversified Banking Institutions — 3.5%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	60,000	60,265
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	100,000	110,702
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	50,000	56,913
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	100,000	114,939
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	175,000	199,814
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	9,000	10,305
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	50,000	50,471
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	150,000	147,494
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	100,505
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	35,000	34,407
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,285
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	80,000	84,259
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	70,000	71,947
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	127,940
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	105,000	120,816
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	173,014
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	49,000	49,758

Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	152,000	152,578
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	25,000	27,371
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	27,803
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	135,000	143,367
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	80,319
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	77,000	85,666
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	9,000	8,813
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	90,000	86,249
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	175,000	163,100
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,002
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	36,887
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	149,390
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	158,516
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	41,309
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	382,000	411,976
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	135,972
Morgan Stanley Senior Notes 2.13% due 04/25/2018	150,000	148,706
Morgan Stanley Senior Notes 4.75% due 03/22/2017	69,000	75,301
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	137,000	140,242
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	111,840
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	25,702
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	117,009
		3,904,952
Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	25,000	23,719
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	36,000	39,256
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	230,000	250,573
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	40,000	46,029
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	97,612
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	194,000	220,988
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	82,000	101,541
		779,718
Diversified Manufacturing Operations — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	8,000	8,540
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	44,199
		52,739
Diversified Operations — 0.1%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	56,000	54,784
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	13,000	13,163
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,480
AES Corp. Senior Notes 8.00% due 10/15/2017	10,000	11,750

AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,500
		77,730
Electric-Integrated — 0.8%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	16,000	15,470
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	50,627
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	45,562
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	33,245
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	240,000	240,059
Edison International Senior Notes 3.75% due 09/15/2017	85,000	89,080
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	102,121
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	26,000	28,251
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,424
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	9,000	9,656
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	10,975
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	17,000	17,142
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	28,000	28,682
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	27,000	29,765
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	72,485
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	22,000	24,602
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	45,000	53,611
		861,757
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	13,000	13,357
Intel Corp. Senior Notes 1.95% due 10/01/2016	49,000	50,372
		63,729
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	46,000	48,114
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	9,000	9,270
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	134,000	138,690
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes
1.00% due 08/11/2015*	15,000	15,059
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,990
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	105,000	111,881
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	125,045
		273,975
Finance-Consumer Loans — 0.3%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	17,000	19,534
SLM Corp. Senior Notes 4.88% due 06/17/2019	42,000	41,851
SLM Corp. Notes 5.50% due 01/15/2019	10,000	10,378
SLM Corp. Notes 6.00% due 01/25/2017	15,000	16,237
SLM Corp. Senior Notes 6.25% due 01/25/2016	81,000	87,480
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,575

SLM Corp. Senior Notes 8.45% due 06/15/2018	100,000	116,500
		302,555
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	50,000	59,869
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	4,037
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	26,000	3
		63,911
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	15,000	15,581
Finance-Mortgage Loan/Banker — 0.0%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017	20,000	21,000
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	12,000	12,071
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	7,000	7,490
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,400
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	46,000	56,241
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	29,000	34,655
		90,896
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.30% due 01/15/2021	23,000	22,848
Kroger Co. Senior Notes 3.85% due 08/01/2023	25,000	24,614
		47,462
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	38,600
Service Corp. International Senior Notes 7.00% due 06/15/2017	25,000	28,000
		66,600
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	99,179
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	28,000	23,833
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,800
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	2,933
Calpine Corp.
Senior Sec. Notes
6.00% due 01/15/2022*	14,000	14,350
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	40,069	43,725
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	70,000	76,387
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	8,000	8,760
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,663
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	11,075
		162,893
Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.40% due 02/01/2019	19,000	18,823
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	45,066

Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	12,000	13,387
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	8,000	7,927
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	21,000	21,043
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	75,000	74,487
		116,844
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	105,000	107,193
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	95,000	136,141
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,041
		173,182
Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	6,000	6,300
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	26,000	26,161
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	45,000	53,100
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,050
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	28,000	28,490
		103,640
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	8,000	8,360
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	12,000	12,555
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	28,015
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	9,000	9,495
		37,510
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	40,000	39,852
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	30,265
		70,117
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,966
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,035
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	14,000	14,980
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	32,000	32,208
Novartis Capital Corp. Company Guar. Notes 2.40% due 09/21/2022	40,000	36,673
		186,862
Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	40,000	40,778
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	46,393
		87,171
Medical-HMO — 0.4%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	35,000	37,238
Cigna Corp. Senior Notes 6.15% due 11/15/2036	7,000	7,888
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	60,000	56,872
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	10,000	10,225
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	50,000	49,441

WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	29,762
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	125,000	124,538
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	74,373
		390,337
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,650
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,325
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,988
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	70,000	76,300
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	80,000	84,800
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	9,000	9,540
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	115,000	120,031
		322,634
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	13,000	12,968
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	94,917
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	154,944
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	100,000	114,963
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	132,836
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	25,000	29,991
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	20,000	23,596
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	132,271
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	17,432
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	83,000	70,083
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	25,000	21,329
		792,362
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	10,000	10,388
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	42,000	43,230
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes
7.50% due 10/01/2021*	15,000	15,900
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,700
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	15,000	16,592
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	84,220
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	11,000	10,560
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,475
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	8,000	8,560
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	50,000	50,687
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	89,000	92,449

EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	10,080
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	10,000	10,750
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	10,000	10,050
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	9,000	9,382
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	15,000	15,150
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	9,000	9,248
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	4,000	4,180
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	19,900
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	85,000	91,056
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,385
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	11,000	11,522
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,100
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	5,000	5,375
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	18,000	19,738
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	30,000	33,046
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	13,000	14,495
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,363
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	10,000	10,950
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	6,000	5,985
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*	8,000	8,720
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	5,000	5,225
		593,943
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	30,000	31,263
Hess Corp. Senior Notes 7.88% due 10/01/2029	10,000	12,744
		44,007
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	28,000	31,912
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	10,000	10,050
Valero Energy Corp.
Company Guar. Notes
6.63% due 06/15/2037	15,000	17,111
		59,073
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	9,900
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	35,000	37,362
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	70,000	71,409
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	33,000	31,762
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	45,809
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	9,000	9,225
		205,467
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	202,899

Pipelines — 0.9%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	15,000	14,475
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	5,000	4,763
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	75,000	84,798
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	9,000	7,705
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	5,000	5,237
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	85,000	97,616
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	130,210
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	115,755
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	178,000	180,583
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024	18,000	21,421
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	10,000	10,775
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	51,000	49,341
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	81,000	88,758
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	6,000	5,910
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	14,062
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	150,000	146,325
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,112
		982,846
Printing-Commercial — 0.1%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	60,000	64,200
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	3,000	3,435
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	50,000	51,562
		119,197
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	75,000	78,000
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	64,000	64,800
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,500
		148,300
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	18,000	18,315
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	10,000	10,000
Real Estate Investment Trusts — 1.3%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	145,000	163,303
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	15,000	16,132
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	108,607
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	21,000	20,518
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	63,536
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	21,016

HCP, Inc. Senior Notes 4.25% due 11/15/2023	60,000	58,692
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,215
HCP, Inc. Senior Notes 6.00% due 01/30/2017	105,000	117,677
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	49,367
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	175,000	186,486
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	162,439
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	22,753
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	24,606
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	65,000	63,196
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	97,112
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	65,000	65,461
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	41,000	41,221
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	47,810
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	90,224
		1,447,371
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,975
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,378
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	140,000	141,602
		162,980
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	35,503
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,630
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	7,000	7,367
		50,500
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	44,000	43,979
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	67,914
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	45,000	46,207
		158,100
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,213
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	45,000	44,790
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	25,000	22,997
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	141,743	162,452
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	16,000	15,979
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,924	14,621
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	22,921	24,981
		218,033
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,600

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	30,000	33,150
		48,750
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	10,000	10,075
Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	16,350
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	7,000	7,604
		23,954
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	26,816
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	50,000	57,475
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	29,000	33,533
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	10,000	10,327
		128,151
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	15,431
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	11,000	9,316
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	12,407
		37,154
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	72,000	62,673
ADT Corp. Senior Notes 6.25% due 10/15/2021*	173,000	181,650
		244,323
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	6,000	6,105
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	30,000	32,400
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	57,000	62,557
		94,957
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	5,000	4,975
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	5,050
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	10,000	10,025
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	7,000	7,822
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	115,097
Nucor Corp. Senior Notes 4.00% due 08/01/2023	22,000	21,476
		154,420
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	11,075
Telecom Services — 0.3%
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	100,000	97,747
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	222,748
		320,495
Telephone-Integrated — 1.0%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	10,000	9,875
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	12,000	12,990
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	13,000	14,560
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	9,000	10,373
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	10,000	10,725

Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	100,000	105,856
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	41,000	43,893
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	105,000	112,738
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	102,000	117,312
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	390,000	456,284
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	120,000	153,269
		1,047,875
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	40,000	36,042
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	95,000	121,460
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	15,000	15,938
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	9,000	9,315
		182,755
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	8,000	7,860
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	38,000	49,947
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	48,000	45,471
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	27,000	28,588
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	8,000	8,880
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	55,000	56,349
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,029
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	115,000	120,977
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	50,000	51,294
		233,649
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	75,000	74,625
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	24,437
		99,062
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,935	1,917
Total U.S. Corporate Bonds & Notes (cost $20,785,244)		21,204,050
FOREIGN CORPORATE BONDS & NOTES — 3.7%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	24,000	23,758
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	9,000	9,495
Banks-Commercial — 1.2%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	25,000	24,765
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	305,000	340,985
BPCE SA Company Guar. Notes 2.50% due 12/10/2018	265,000	263,581
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	110,000	122,247
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	119,867

HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	200,000	211,618
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	225,000	224,549
		1,307,612
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.15% due 06/10/2014	125,000	126,994
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	5,000	5,150
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	8,000	8,000
Diversified Banking Institutions — 0.6%
BNP Paribas Company Guar. Notes 5.00% due 01/15/2021	25,000	27,425
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	50,000	51,048
BNP Paribas SA Senior Notes 2.40% due 12/12/2018	200,000	200,127
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	123,015
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	88,000	90,003
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	50,000	50,356
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	26,211
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	115,000	117,530
		685,715
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	9,000	8,933
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	58,000	57,166
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	39,000	38,092
		104,191
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	13,000	14,170
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	32,000	30,588
		44,758
Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	85,000	82,875
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	5,000	4,687
		87,562
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,428
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	15,000	15,487
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	5,000	5,025
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	140,000	149,974
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	30,000	33,711
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	13,715
		197,400
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	25,000	30,395
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	183,250
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	55,000	60,225

MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	5,263
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	12,000	12,150
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	35,000	44,634
		335,917
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	63,000	63,632
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	37,255
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	225,000	223,125
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	35,000	32,754
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	90,000	89,315
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	66,000	61,409
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	94,000	85,775
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	37,000	36,758
		630,023
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	7,000	6,930
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	7,000	7,507
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,053
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	191,527
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	4,000	4,350
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000	119,917
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	56,000	62,860
		182,777
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,795
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	40,000	36,355
		76,150
Total Foreign Corporate Bonds & Notes (cost $4,103,219)		4,069,809
FOREIGN GOVERNMENT AGENCIES — 0.8%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	24,000	24,081
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	28,000	29,007
Sovereign — 0.8%
Bolivarian Republic of Venezuela Senior Notes 7.00% due 03/31/2038	4,000	2,500
Bolivarian Republic of Venezuela Senior Notes 9.25% due 09/15/2027	2,000	1,547
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028	10,000	7,400
Bolivarian Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	7,000	5,191
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	2,000	1,710
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	20,000	17,040
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022	3,000	2,768
Dominican Republic Senior Notes 9.04% due 01/23/2018	10,820	11,686

Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037	20,000	22,900
Federal Republic of Brazil Notes 7.88% due 03/07/2015	7,000	7,539
Federal Republic of Brazil Notes 8.25% due 01/20/2034	11,000	14,052
Federal Republic of Brazil Notes 11.00% due 08/17/2040	8,000	9,080
Government of Belize Senior Notes 5.00% due 02/20/2038(8)	10,000	6,275
Government of Canada Senior Notes 0.88% due 02/14/2017	23,000	23,000
Government of Romania Senior Notes 4.38% due 08/22/2023	28,000	27,020
Government of Romania Senior Notes 6.75% due 02/07/2022	14,000	15,890
Lebanese Republic Notes 4.00% due 12/31/2017	7,600	7,448
Lebanese Republic Senior Notes 5.45% due 11/28/2019	8,000	7,788
Lebanese Republic Senior Bonds 6.10% due 10/04/2022	22,000	21,395
Lebanese Republic Senior Notes 6.38% due 03/09/2020	5,000	5,113
Lebanese Republic Senior Notes 6.75% due 11/29/2027	14,000	13,825
Lebanese Republic Senior Notes 8.25% due 04/12/2021	2,000	2,227
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	2,000	2,000
Republic of Bulgaria Senor Bonds 8.25% due 01/15/2015	24,000	25,802
Republic of Colombia Senior Notes 8.13% due 05/21/2024	8,000	10,280
Republic of Colombia Senior Notes 8.25% due 12/22/2014	15,000	15,975
Republic of Colombia Senior Notes 11.75% due 02/25/2020	8,000	11,480
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	15,000	14,269
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	18,000	17,532
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032	10,000	10,662
Republic of Hungary Senior Notes 5.38% due 02/21/2023	26,000	25,675
Republic of Hungary Senior Notes 5.75% due 11/22/2023	8,000	8,040
Republic of Hungary Senior Notes 6.25% due 01/29/2020	12,000	12,945
Republic of Hungary Senior Notes 7.63% due 03/29/2041	18,000	19,687
Republic of Indonesia Senior Notes 7.25% due 04/20/2015	6,000	6,417
Republic of Poland Senior Notes 3.00% due 03/17/2023	29,000	26,404
Republic of Poland Senior Notes 3.88% due 07/16/2015	22,000	23,019
Republic of Poland Senior Notes 5.00% due 10/19/2015	5,000	5,369
Republic of Poland Senior Notes 5.00% due 10/19/2015	2,000	2,148
Republic of Poland Senior Notes 5.13% due 04/21/2021	6,000	6,518
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	7,000	8,549
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	21,000	31,421
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	5,000	6,606
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	17,000	26,074
Republic of Turkey Senior Notes 6.88% due 03/17/2036	19,000	18,639
Republic of Turkey Senior Notes 7.00% due 06/05/2020	8,000	8,732
Republic of Turkey Notes 7.25% due 03/15/2015	2,000	2,115

Republic of Turkey Senior Notes 7.25% due 03/05/2038	7,000	7,203
Republic of Turkey Senior Notes 7.38% due 02/05/2025	22,000	23,749
Republic of Turkey Senior Notes 8.00% due 02/14/2034	10,000	11,125
Republic of Turkey Senior Notes 11.88% due 01/15/2030	1,000	1,492
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025	8,000	5,400
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024	13,000	9,152
Russian Federation Senior Notes 7.50% due 03/31/2030(8)	57,200	66,649
United Mexican States Senior Bonds 4.75% due 03/08/2044	129,000	116,261
United Mexican States Senior Notes 5.75% due 10/12/2110	12,000	11,100
United Mexican States Senior Notes 6.63% due 03/03/2015	1,000	1,065
		832,948
Total Foreign Government Agencies (cost $918,293)		886,036
MUNICIPAL BONDS & NOTES — 0.6%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	20,000	20,699
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	20,000	20,732
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	65,832
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	25,865
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000	21,632
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	25,000	21,297
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	25,263
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	116,550
State of California General Obligation Bonds 6.51% due 04/01/2039	25,000	27,032
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	90,543
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	70,784
University of California Revenue Bonds 4.60% due 05/15/2031	90,000	89,743
University of California Revenue Bonds 5.00% due 05/15/2038	115,000	119,882
Total Municipal Bonds & Notes (cost $670,840)		715,854
U.S. GOVERNMENT AGENCIES — 20.0%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	24,296	24,117
3.00% due 08/01/2027	103,469	105,478
3.00% due 10/01/2042	54,574	51,780
3.00% due 11/01/2042	24,438	23,181
3.00% due 08/01/2043	414,874	393,536
3.50% due 03/01/2042	18,770	18,645
3.50% due 08/01/2042	120,209	119,409
3.50% due 09/01/2043	87,617	87,079
4.00% due 03/01/2023	46,991	49,686
4.00% due 09/01/2040	9,334	9,592
4.00% due 10/01/2043	129,655	133,292
4.50% due 01/01/2039	8,383	8,868
5.00% due 12/01/2020	15,154	16,087
5.00% due 05/01/2021	182,030	193,267
5.00% due 07/01/2021	52,457	55,562
5.00% due 05/01/2034	75,608	82,691
5.50% due 05/01/2037	23,479	25,719
5.50% due 06/01/2037	11,901	13,035
6.00% due 09/01/2026	66,516	73,645
6.00% due 08/01/2036	23,761	26,190
6.50% due 05/01/2029	4,289	4,808
6.50% due 07/01/2035	5,411	6,099
6.50% due 03/01/2036	25,225	28,066
6.50% due 05/01/2036	226	251

Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(6)	16,561	18,392
Series 1226, Class Z
7.75% due 03/15/2022(6)	1,139	1,234
		1,569,709
Federal National Mtg. Assoc. — 15.4%
2.50% due 04/01/2028	94,102	93,240
2.50% due 02/01/2043	100,009	90,624
2.50% due 03/01/2043	200,008	181,238
3.00% due 10/01/2027	44,901	45,878
3.00% due 12/01/2027	28,271	28,903
3.00% due 01/01/2028	75,474	77,164
3.00% due 12/01/2042	22,893	21,757
3.00% due 05/01/2043	195,401	185,705
3.00% due January 15 TBA	600,000	612,305
3.00% due January 30 TBA	2,900,000	2,752,961
3.50% due 10/01/2028	117,341	122,806
3.50% due 08/01/2043	587,453	584,182
3.50% due January 30 TBA	4,400,000	4,370,781
4.00% due 08/01/2026	18,720	19,843
4.00% due 09/01/2040	10,597	10,914
4.00% due 12/01/2040	321,513	331,199
4.00% due 11/01/2041	17,221	17,738
4.00% due 01/01/2042	54,208	55,840
4.00% due 11/01/2043	69,215	71,305
4.00% due January 30 TBA	900,000	926,438
4.50% due 01/01/2039	18,268	19,343
4.50% due 09/01/2040	60,339	63,932
4.50% due 03/01/2042	599,331	636,968
4.50% due January 30 TBA	500,000	529,785
4.83% due 01/01/2015	281,475	281,396
4.85% due 11/01/2015	738,616	777,717
5.00% due 03/01/2018	32,874	35,021
5.00% due 06/01/2019	7,423	7,949
5.00% due 05/01/2035	1,027	1,114
5.00% due 02/01/2036	7,988	8,670
5.00% due 07/01/2040	67,467	73,418
5.00% due January 30 TBA	1,600,000	1,737,625
5.50% due 10/01/2021	26,183	28,604
5.50% due 06/01/2022	8,708	9,259
5.50% due 12/01/2029	13,356	14,719
5.50% due 05/01/2034	41,571	45,772
5.50% due 09/01/2035	821,126	910,020
5.50% due 06/01/2038	20,237	22,323
6.00% due 06/01/2017	9,307	9,819
6.00% due 06/01/2026	39,636	44,041
6.00% due 04/01/2027	215,509	240,097
6.00% due 12/01/2033	55,088	61,845
6.00% due 05/01/2034	32,177	36,139
6.00% due January 30 TBA	500,000	554,570
6.50% due 09/01/2032	64,907	74,102
6.50% due 06/01/2035	142,751	158,664
6.50% due 10/01/2037	12,111	13,447
7.00% due 06/01/2037	51,534	57,933
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	15,301	15,079
		17,070,192
Government National Mtg. Assoc. — 3.1%
4.00% due 09/15/2040	1,087,262	1,131,217
4.00% due 11/15/2040	168,078	175,044
4.00% due 09/15/2041	79,973	83,201
4.50% due 02/15/2039	21,121	22,570
4.50% due 06/15/2041	1,117,041	1,195,002
4.50% due 08/15/2041	462,934	495,332
5.00% due 08/15/2039	208,670	227,272
5.50% due 05/15/2036	19,095	21,025
6.00% due 09/15/2032	18,232	20,555
6.00% due 12/15/2033	78,205	89,313
7.00% due 07/15/2033	19,419	22,703
7.00% due 11/15/2033	19,762	23,217
8.00% due 11/15/2031	5,748	5,970
8.50% due 11/15/2017	680	719
9.00% due 11/15/2021	291	318
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(6)	311	355
Series 2005-74, Class HB
7.50% due 09/16/2035(6)	15,755	18,251
		3,532,064
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	25,000	24,845
3.50% due 12/15/2042	47,000	37,053
		61,898
Total U.S. Government Agencies (cost $22,143,008)		22,233,863
U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 2.1%
0.63% due 02/15/2043 TIPS(9)	584,143	449,151
2.75% due 11/15/2042	54,000	42,694
2.88% due 05/15/2043	348,000	282,043
3.13% due 11/15/2041	21,000	18,139
3.13% due 02/15/2042	14,000	12,071
3.13% due 02/15/2043	62,500	53,516
3.75% due 11/15/2043	23,000	22,231
4.38% due 02/15/2038	305,000	331,973
4.38% due 11/15/2039	835,300	907,736
4.75% due 02/15/2041	165,000	189,853
5.25% due 11/15/2028	60,000	72,234
		2,381,641
United States Treasury Notes — 13.1%
0.13% due 04/15/2018 TIPS(9)	4,231,597	4,315,899
0.25% due 03/31/2014	8,000	8,003
0.25% due 07/31/2015	1,610,000	1,609,937
0.38% due 04/15/2015	60,000	60,138
0.50% due 07/31/2017	10,000	9,790
0.63% due 08/15/2016	1,165,000	1,165,273

0.63% due 12/15/2016	190,000	189,228
0.88% due 09/15/2016	1,920,000	1,931,401
0.88% due 02/28/2017	160,000	159,988
1.00% due 08/31/2016	145,000	146,359
1.00% due 03/31/2017	64,000	64,140
1.00% due 05/31/2018	14,000	13,694
1.25% due 10/31/2015	64,000	65,060
1.38% due 06/30/2018	11,000	10,917
1.38% due 07/31/2018	163,000	161,536
1.50% due 08/31/2018	596,000	592,974
1.50% due 12/31/2018	495,000	489,431
1.75% due 05/15/2023	247,000	222,628
2.00% due 01/31/2016	1,700,000	1,755,780
2.00% due 04/30/2016	600,000	620,719
2.38% due 03/31/2016	780,000	813,637
2.38% due 05/31/2018	10,000	10,380
2.75% due 12/31/2017	32,000	33,820
2.75% due 11/15/2023	90,000	88,045
		14,538,777
Total U.S. Government Treasuries (cost $17,005,955)		16,920,418
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)	5	1,390
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)	5	1,390
Total Warrants (cost $0)		2,780
Total Long-Term Investment Securities (cost $103,307,797)		111,386,975

REPURCHASE AGREEMENTS — 10.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $262,000 collateralized by $300,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $268,693	262,000	262,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $466,000 collateralized by $535,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $479,169	466,000	466,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $943,000 collateralized by $1,075,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $962,816	943,000	943,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	2,555,000	2,555,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	1,880,000	1,880,000
BNP Paribas SA Joint Repurchase Agreement(10)	1,880,000	1,880,000
Deutsche Bank AG Joint Repurchase Agreement(10)	2,165,000	2,165,000
UBS Securities LLC Joint Repurchase Agreement(10)	1,600,000	1,600,000
Total Repurchase Agreements (cost $11,751,000)		11,751,000
TOTAL INVESTMENTS (cost $115,058,797) (11)	111.0%	123,137,975
Liabilities in excess of other assets	(11.0)	(12,204,864)
NET ASSETS	100.0%	$110,933,111

†                                                            Non-income producing security

*                                                            Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $7,391,621 representing 6.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)                                                    Perpetual maturity - maturity date reflects the next call date.

(2)                                                    Illiquid security.  At December 31, 2013, the aggregate value of these securities was $2,788 representing 0.0% of net assets.

(3)                                                    Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)                                                    Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	3/1/2011	5	$—	$1,390	278	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	11/11/2010	5	—	1,390	278	0.00
				$2,780		0.00%

(5)                                                    Commercial Mortgage Backed Security

(6)                                                    Collateralized Mortgage Obligation

(7)                                                    Interest Only

(8)                                                    “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  Rate shown reflects the increased rate.

(9)                                                    Principal amount of security is adjusted for inflation.

(10)                                             See Note 2 for details of Joint Repurchase Agreements.

(11)                                             See Note 3 for cost of investments on a tax basis.

REMIC                        —  Real Estate Mortgage Investment Conduit

TBA                                         —  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.  The actual principal and maturity date will be determined upon settlement date.

TIPS                                        —  Treasury Inflation Protected Securities

FRS                                            —  Floating Rate Security

VRS                                          —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
12	Short	10YR Japanese Government Bond	March 2014	$1,638,638	$1,632,522	$6,086
7	Short	Long Gilt	March 2014	1,254,980	1,235,206	19,774
7	Long	U.S. Treasury 2YR Notes	March 2014	1,541,501	1,538,688	(2,813)
22	Long	U.S. Treasury 5YR Notes	March 2014	2,647,250	2,624,875	(22,375)
7	Short	U.S. Treasury 10YR Notes	March 2014	878,375	861,328	17,047
9	Short	U.S. Long Bonds	March 2014	1,181,105	1,154,813	26,292
2	Short	U.S. Ultra Bonds	March 2014	276,719	272,500	4,219
						$48,230

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$35,711,639	$—	$—	$35,711,639
Preferred Securities	65,250	—	—	65,250
Preferred Securities/Capital Securities	—	849,428	—	849,428
Asset Backed Securities:
Diversified Financial Services	—	8,477,848	250,000	8,727,848
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries*	—	21,204,049	—	21,204,049
Foreign Corporate Bonds & Notes	—	4,069,809	—	4,069,809
Foreign Government Agencies	—	886,036	—	886,036
Municipal Bond & Notes	—	715,854	—	715,854
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	17,070,192	—	17,070,192
Other Government Agencies*	—	5,163,671	—	5,163,671
U.S. Government Treasuries:
Unites States Treasury Bonds	—	2,381,641	—	2,381,641
Unites States Treasury Notes	—	14,538,777	—	14,538,777
Warrants	—	—	2,780	2,780
Repurchase Agreements	—	11,751,000	—	11,751,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	73,418	—	—	73,418
Total	$35,850,307	$87,108,305	$252,781	$123,211,393

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$25,188	$—	$—	$25,188

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Multi-Managed Income Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 16.7%
Aerospace/Defense — 0.1%
Boeing Co.	605	$82,576
Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc.†	619	53,872
United Technologies Corp.	859	97,754
		151,626
Agricultural Chemicals — 0.1%
Monsanto Co.	1,026	119,580
Airlines — 0.1%
United Continental Holdings, Inc.†	2,609	98,699
Apparel Manufacturers — 0.1%
Carter’s, Inc.	308	22,111
Ralph Lauren Corp.	300	52,971
		75,082
Applications Software — 0.2%
Intuit, Inc.	1,024	78,152
Microsoft Corp.	2,451	91,741
		169,893
Athletic Footwear — 0.1%
NIKE, Inc., Class B	953	74,944
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	3,730	57,554
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,254	74,199
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	706	39,472
Banks-Commercial — 0.1%
PacWest Bancorp	723	30,525
Regions Financial Corp.	3,617	35,772
		66,297
Banks-Fiduciary — 0.0%
State Street Corp.	206	15,118
Banks-Super Regional — 0.5%
Capital One Financial Corp.	1,623	124,338
Comerica, Inc.	1,450	68,933
Fifth Third Bancorp	744	15,646
PNC Financial Services Group, Inc.	523	40,575
SunTrust Banks, Inc.	1,467	54,000
US Bancorp	2,043	82,537
Wells Fargo & Co.	2,028	92,071
		478,100
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	2,334	96,417
Monster Beverage Corp.†	693	46,965
PepsiCo, Inc.	2,070	171,686
		315,068
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,054	79,651
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,036	105,801
Time Warner Cable, Inc.	408	55,284
		161,085
Casino Hotels — 0.2%
MGM Resorts International†	5,759	135,452
Wynn Resorts, Ltd.	225	43,697
		179,149
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,736	92,039
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	480	26,549
Dow Chemical Co.	1,000	44,400
E.I. du Pont de Nemours & Co.	211	13,709
LyondellBasell Industries NV, Class A	1,684	135,191
PPG Industries, Inc.	157	29,777
		249,626
Commercial Services-Finance — 0.2%
MasterCard, Inc., Class A	111	92,736
Vantiv, Inc., Class A†	1,692	55,176
		147,912
Computer Aided Design — 0.1%
ANSYS, Inc.†	676	58,947
Computer Services — 0.1%
International Business Machines Corp.	307	57,584
Computers — 0.7%
Apple, Inc.	1,071	600,949
Hewlett-Packard Co.	677	18,942
		619,891
Computers-Integrated Systems — 0.2%
NCR Corp.†	2,780	94,687
Teradata Corp.†	1,272	57,863
		152,550
Computers-Memory Devices — 0.1%
EMC Corp.	3,120	78,468
NetApp, Inc.	666	27,399
		105,867
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	938	97,984
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,199	98,009
Containers-Paper/Plastic — 0.1%
Rock Tenn Co., Class A	498	52,295
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	3,449	224,909
Procter & Gamble Co.	424	34,518
		259,427
Distribution/Wholesale — 0.1%
Fastenal Co.	1,159	55,064
WW Grainger, Inc.	84	21,455
		76,519
Diversified Banking Institutions — 0.6%
Bank of America Corp.	2,769	43,113
Citigroup, Inc.	2,256	117,560
Goldman Sachs Group, Inc.	762	135,072
JPMorgan Chase & Co.	3,489	204,037
Morgan Stanley	2,127	66,703
		566,485
Diversified Manufacturing Operations — 0.4%
Colfax Corp.†	796	50,697

Danaher Corp.	1,271	98,121
Dover Corp.	751	72,502
Eaton Corp. PLC	897	68,280
General Electric Co.	3,580	100,347
		389,947
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	296	118,042
eBay, Inc.†	2,288	125,588
		243,630
E-Commerce/Services — 0.1%
priceline.com, Inc.†	69	80,206
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,486	104,288
Electric-Integrated — 0.1%
Dominion Resources, Inc.	253	16,367
Duke Energy Corp.	278	19,185
NextEra Energy, Inc.	237	20,292
PG&E Corp.	477	19,213
		75,057
Electric-Transmission — 0.0%
Brookfield Infrastructure Partners LP	829	32,513
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	2,002	110,330
Electronic Components-Semiconductors — 0.3%
Intel Corp.	1,869	48,519
Micron Technology, Inc.†	2,468	53,704
ON Semiconductor Corp.†	3,700	30,488
Texas Instruments, Inc.	1,365	59,937
Xilinx, Inc.	1,131	51,936
		244,584
Electronic Connectors — 0.1%
Amphenol Corp., Class A	947	84,454
Electronic Design Automation — 0.0%
Cadence Design Systems, Inc.†	2,506	35,134
Electronic Measurement Instruments — 0.0%
National Instruments Corp.	1,232	39,449
Electronic Security Devices — 0.1%
Tyco International, Ltd.	1,527	62,668
Engineering/R&D Services — 0.1%
Fluor Corp.	601	48,254
Enterprise Software/Service — 0.3%
Informatica Corp.†	1,925	79,888
Oracle Corp.	6,097	233,271
		313,159
Finance-Credit Card — 0.2%
American Express Co.	536	48,631
Visa, Inc., Class A	406	90,408
		139,039
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	1,143	22,449
LPL Financial Holdings, Inc.	753	35,414
TD Ameritrade Holding Corp.	1,496	45,837
		103,700
Finance-Other Services — 0.0%
IntercontinentalExchange Group, Inc.	99	22,267
Food-Confectionery — 0.1%
Hershey Co.	1,176	114,343
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	2,261	79,813
Food-Retail — 0.1%
Whole Foods Market, Inc.	1,276	73,791
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	558	27,599
Marriott International, Inc., Class A	751	37,069
Starwood Hotels & Resorts Worldwide, Inc.	836	66,420
		131,088
Human Resources — 0.1%
Monster Worldwide, Inc.†	6,959	49,618
Instruments-Controls — 0.2%
Honeywell International, Inc.	864	78,944
Sensata Technologies Holding NV†	2,155	83,549
		162,493
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,672	86,309
Prudential Financial, Inc.	1,204	111,033
		197,342
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	3,046	110,357
Insurance-Property/Casualty — 0.0%
Chubb Corp.	297	28,699
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	2,452	65,223
Twitter, Inc.†	188	11,966
		77,189
Investment Management/Advisor Services — 0.1%
Invesco, Ltd.	1,192	43,389
T. Rowe Price Group, Inc.	412	34,513
		77,902
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	384	34,871
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	398	55,195
Medical Information Systems — 0.0%
athenahealth, Inc.†	215	28,918
Medical Products — 0.1%
Covidien PLC	1,062	72,322
Medical-Biomedical/Gene — 0.6%
Alexion Pharmaceuticals, Inc.†	565	75,179
Celgene Corp.†	910	153,754
Gilead Sciences, Inc.†	2,355	176,978
NPS Pharmaceuticals, Inc.†	1,625	49,335

Vertex Pharmaceuticals, Inc.†	534	39,676
		494,922
Medical-Drugs — 0.8%
Abbott Laboratories	1,582	60,638
Allergan, Inc.	428	47,542
Bristol-Myers Squibb Co.	2,203	117,089
Eli Lilly & Co.	1,180	60,180
Endo Health Solutions, Inc.†	620	41,825
Jazz Pharmaceuticals PLC†	554	70,114
Johnson & Johnson	405	37,094
Medivation, Inc.†	1,724	110,026
Merck & Co., Inc.	298	14,915
Pfizer, Inc.	4,001	122,551
Zoetis, Inc.	2,229	72,866
		754,840
Medical-HMO — 0.1%
Aetna, Inc.	875	60,016
UnitedHealth Group, Inc.	878	66,114
		126,130
Medical-Hospitals — 0.0%
HCA Holdings, Inc.†	842	40,172
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	378	101,795
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,569	59,214
Multimedia — 0.4%
Time Warner, Inc.	638	44,481
Twenty-First Century Fox, Inc., Class A	4,451	156,586
Walt Disney Co.	2,492	190,389
		391,456
Networking Products — 0.1%
Cisco Systems, Inc.	4,395	98,668
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	348	29,260
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	1,109	87,966
Cabot Oil & Gas Corp.	101	3,915
Cobalt International Energy, Inc.†	900	14,805
EOG Resources, Inc.	906	152,063
EQT Corp.	288	25,857
Noble Energy, Inc.	637	43,386
Occidental Petroleum Corp.	1,039	98,809
Pioneer Natural Resources Co.	351	64,608
Range Resources Corp.	237	19,981
		511,390
Oil Companies-Integrated — 0.3%
Chevron Corp.	612	76,445
Exxon Mobil Corp.	1,139	115,267
Hess Corp.	929	77,107
Phillips 66	473	36,482
		305,301
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	495	39,367
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	342	31,372
Valero Energy Corp.	1,679	84,621
		115,993
Oil-Field Services — 0.2%
Core Laboratories NV	110	21,004
Halliburton Co.	1,064	53,998
Schlumberger, Ltd.	961	86,596
		161,598
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	3,585	251,810
Omnicare, Inc.	793	47,866
		299,676
Real Estate Investment Trusts — 0.2%
American Tower Corp.	1,002	79,979
Host Hotels & Resorts, Inc.	1,894	36,819
Lexington Realty Trust	1,218	12,436
Simon Property Group, Inc.	173	26,324
Ventas, Inc.	349	19,991
		175,549
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	358	36,656
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	455	16,753
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	1,079	66,736
PVH Corp.	385	52,368
		119,104
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	235	112,316
Retail-Building Products — 0.1%
Home Depot, Inc.	336	27,666
Lowe’s Cos., Inc.	1,038	51,433
		79,099
Retail-Discount — 0.2%
Costco Wholesale Corp.	994	118,296
Wal-Mart Stores, Inc.	621	48,866
		167,162
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,183	84,667
Retail-Gardening Products — 0.1%
Tractor Supply Co.	603	46,781
Retail-Jewelry — 0.0%
Tiffany & Co.	409	37,947
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	589	34,327
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	1,156	73,672
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	684	49,761

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	911	51,699
Macy’s, Inc.	1,491	79,620
		131,319
Retail-Restaurants — 0.1%
Dunkin’ Brands Group, Inc.	421	20,292
Starbucks Corp.	861	67,494
		87,786
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,180	68,558
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	7,825	61,270
QUALCOMM, Inc.	2,186	162,310
		223,580
Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	505	32,552
Software Tools — 0.0%
VMware, Inc., Class A†	262	23,504
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	571	43,305
United States Steel Corp.	1,293	38,143
		81,448
Telecom Services — 0.1%
Amdocs, Ltd.	1,827	75,346
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,389	45,200
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,048	51,499
Television — 0.1%
CBS Corp., Class B	1,210	77,125
Tobacco — 0.1%
Philip Morris International, Inc.	1,208	105,253
Toys — 0.1%
Mattel, Inc.	1,431	68,087
Transactional Software — 0.1%
Solera Holdings, Inc.	811	57,386
Transport-Rail — 0.3%
Kansas City Southern	312	38,635
Union Pacific Corp.	1,211	203,448
		242,083
Transport-Services — 0.1%
FedEx Corp.	721	103,658
Web Portals/ISP — 0.7%
Google, Inc., Class A†	473	530,096
Yahoo!, Inc.†	2,181	88,200
		618,296
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,474	99,495
Total Common Stocks (cost $11,854,555)		15,051,599
PREFERRED SECURITIES — 0.0%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	400	9,316
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	6,773
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	400	3,588
Telecom Services — 0.0%
Qwest Corp. 6.13%	700	13,265
Total Preferred Securities (cost $42,424)		32,942
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(1)	$15,000	13,650
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	10,000	11,150
Wells Fargo Capital X 5.95% due 12/01/2086	6,000	5,889
		17,039
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 01/15/2014(1)	41,000	30,340
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	10,000	11,025
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(1)	36,000	32,310
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	5,000	3,600
		77,275
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/15/2022(1)	100,000	103,250
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	8,000	1

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	12,000	11,175
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	11,000	10,780
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	45,000	52,447
ING US, Inc. FRS 5.65% due 05/15/2053	25,000	24,313
MetLife, Inc. 6.40% due 12/15/2066	14,000	14,385
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	125,000	175,291
		266,436
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	250,250
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	26,000	27,365
Total Preferred Securities/Capital Securities (cost $727,078)		777,221
ASSET BACKED SECURITIES — 10.4%
Diversified Financial Services — 10.4%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	120,000	121,999
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	128,871	130,293
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	35,335	35,610
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	45,549	46,047
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(5)	100,000	102,538
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	203,661
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.74% due 05/10/2045(5)	95,000	103,612
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	180,000	198,794
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(6)	19,990	19,749
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(5)	130,000	137,750
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	235,000	215,389
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.48% due 02/25/2036(6)	294,786	248,862
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	95,000	106,379
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(5)	60,000	67,286
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	26,500	26,143
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	12,056
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.39% due 07/15/2025*	250,000	246,590
Cent CLO LP FRS Series 2013-20A, Class A 1.72% due 01/25/2026*(3)	250,000	250,000
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	11,000	11,205
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(5)	45,000	50,947
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.56% due 03/25/2036(6)	166,652	141,386

Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	100,000	109,511
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	195,407	219,266
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	118,650	118,515
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(5)	100,000	111,005
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(5)	70,000	65,582
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	155,000	147,378
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(5)	35,109	36,373
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(5)	60,000	65,244
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	27,666	27,782
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.33% due 01/25/2037(6)	169,198	135,860
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	24,930
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	316	316
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	140,056	126,608
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	6,994	6,526
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	61,440	60,790
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	60,876	66,223
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(6)	262,871	239,502
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	155,837
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,959
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	155,000	170,259
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	13,000	12,929
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(5)	50,000	46,789
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	160,000	148,130
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	25,000	25,686
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(5)	60,000	56,756
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	98,321
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(5)	145,000	156,846
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	43,820
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	464,870	469,526
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	150,000	161,521
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(6)	115,947	108,067
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(6)	58,521	48,412
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.75% due 04/25/2036(6)	21,778	18,170
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(6)	86,127	81,699
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	4,000	4,017

Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.70% due 05/25/2035(6)	146,207	127,243
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(5)	76,002	73,477
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	70,000	65,455
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	145,000	142,250
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	24,868	27,395
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(5)	133,289	144,972
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.15% due 04/15/2041(5)	60,000	68,582
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(6)	48,708	48,570
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(6)	94,906	96,470
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(5)	125,000	135,773
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A2 2.94% due 11/15/2046(5)	12,000	12,186
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	183,765	200,551
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(5)	45,000	51,930
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	83,627	75,093
MortgageIT Trust FRS Series 2005-4, Class A1 0.44% due 10/25/2035(6)	349,985	309,015
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.90% due 08/25/2034	1,754	1,788
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.26% due 02/25/2037	61,641	33,474
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	155,000	157,846
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	82,408	83,788
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.29% due 05/25/2037	161,359	98,290
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.46% due 02/20/2047(6)	186,798	156,595
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	5,148	5,155
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(6)	100,000	98,340
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(6)	4,294	4,416
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.36% due 04/25/2045(6)	178,858	179,718
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	20,251	20,454
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	80,000	76,346
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	120,000	118,616
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,128
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	20,905
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(5)	70,260	66,276
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	289,913	290,366
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	111,353	98,183
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.67% due 03/25/2035(6)	194,763	196,798

WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	10,000	10,002
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.12% due 02/15/2044*(5)(7)	1,084,251	42,400
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	55,000	56,259
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	90,000	97,872
Total Asset Backed Securities (cost $9,300,699)		9,373,428
U.S. CORPORATE BONDS & NOTES — 23.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	10,000	9,361
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	200,000	208,250
		217,611
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	4,000	3,880
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,383
Rockwell Collins, Inc. Senior Notes 3.70% due 12/15/2023	60,000	59,233
		73,616
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	5,000	5,012
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	3,000	3,105
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	30,000	30,174
		38,291
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	12,000	11,851
Mosaic Co. Senior Notes 5.45% due 11/15/2033	10,000	10,188
Mosaic Co. Senior Notes 5.63% due 11/15/2043	10,000	10,145
		32,184
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	188,000	195,096
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,388	1,485
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	12,059	12,360
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	105,000	104,475
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	20,000	20,250
		138,570
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	5,000	5,425
Darling Escrow Corp. Senior Notes 5.38% due 01/15/2022*	5,000	5,037
		10,462
Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	70,000	76,475
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	135,000	137,025
		213,500
Applications Software — 0.0%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018	22,000	21,700
Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	60,000	56,250
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,150

Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	70,000	76,475
		79,625
Banks-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	180,000	193,050
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	6,000	5,878
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	11,000	11,405
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	22,000	23,294
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	12,000	11,697
		245,324
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	13,000	13,100
Banks-Super Regional — 0.8%
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	50,000	46,935
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	150,000	167,772
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	125,000	138,750
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	147,464
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,132
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	115,000	113,373
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	112,641
		729,067
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	45,000	45,134
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	27,000	27,134
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	95,067
		122,201
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	64,950
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	10,000	10,800
		75,750
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	20,000	19,300
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,310
Building-Residential/Commercial — 0.2%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,288
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	76,000
Toll Brothers Finance Corp. Company Guar. Notes 4.00% due 12/31/2018	75,000	76,312
		157,600
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	7,000	6,685
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	125,000	116,115
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	145,000	126,707
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	15,000	18,192
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	120,000	115,276

DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	5,000	5,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	125,000	132,500
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,298
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	60,000	51,903
		584,676
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,050
Cellular Telecom — 0.4%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	95,400
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	4,000	4,330
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	50,000	50,750
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	66,000	73,590
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	30,125
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*	15,000	15,788
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	37,000	39,312
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,788
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	35,000	36,487
		361,570
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	4,000	4,055
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	3,000	3,405
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	12,076
Coal — 0.0%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,325
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	4,000	4,260
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	5,000	5,050
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,180
		23,815
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	4,000	4,335
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	45,000	46,367
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	140,000	144,155
		190,522
Computers-Integrated Systems — 0.2%
Brocade Communications Systems Inc. Company Guar. Notes 4.63% due 01/15/2023*	55,000	50,875
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	105,000	100,537
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*	4,000	4,085
		155,497
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 2.65% due 06/01/2020	18,000	17,629
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	4,000	4,210
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	23,000	23,460
		27,670

Containers-Metal/Glass — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	65,000	70,525
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	5,000	4,675
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	6,000	6,630
		81,830
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,325
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	3,000	3,405
		8,730
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	5,000	4,750
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	72,000	75,420
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,662
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(8)	2,100	2,184
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	5,000	4,650
Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	70,000	70,309
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	125,000	142,284
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	171,269
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,580
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	50,000	49,165
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	125,000	125,631
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	60,000	58,984
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	71,994
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	77,000	81,099
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	36,000	37,001
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	165,256
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	46,025
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	205,000	262,726
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	25,000	25,387
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	140,000	140,532
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	12,000	13,138
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	25,000	27,803
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	180,000	191,156
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	37,482
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	43,389
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	4,000	3,917
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	100,000	95,832
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	185,000	172,420

JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,600
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	57,966
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	290,000	298,779
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	190,219
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	143,935
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	400,000	431,388
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	177,355
Morgan Stanley Senior Notes 2.13% due 04/25/2018	200,000	198,275
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,922
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	136,000	139,218
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	111,840
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,410
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	117,009
		3,962,295
Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	18,000	19,628
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	230,000	250,573
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	9,000	10,357
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	125,000	143,546
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	143,000	162,893
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	39,000	48,294
		635,291
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,405
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,638
		29,043
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	25,000	24,457
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	6,000	6,075
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,805
AES Corp. Senior Notes 8.00% due 10/15/2017	10,000	11,750
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	70,200
		84,755
Electric-Integrated — 1.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	7,000	6,768
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	26,368
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	40,500
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	33,245
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	265,000	265,065
Edison International Senior Notes 3.75% due 09/15/2017	96,000	100,608
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	123,784
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	15,212

Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,297
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	5,000	5,365
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	21,950
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	9,000	9,075
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	12,000	12,292
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	13,000	14,331
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	96,647
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	12,301
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	50,000	59,568
		850,376
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	6,165
Intel Corp. Senior Notes 1.95% due 10/01/2016	23,000	23,644
		29,809
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	22,000	23,011
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	3,000	3,090
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	149,000	154,215
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	8,000	8,032
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,995
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	125,000	133,192
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	125,045
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,700
		282,964
Finance-Consumer Loans — 0.4%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	10,000	11,490
SLM Corp. Senior Notes 4.88% due 06/17/2019	21,000	20,926
SLM Corp. Notes 5.50% due 01/15/2019	25,000	25,944
SLM Corp. Senior Notes 6.25% due 01/25/2016	101,000	109,080
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,575
SLM Corp. Senior Notes 8.45% due 06/15/2018	120,000	139,800
		317,815
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,974
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,125
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	11,000	1
		14,101
Finance-Leasing Companies — 0.0%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	5,000	5,194
Finance-Mortgage Loan/Banker — 0.0%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017	20,000	21,000

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	7,000	7,041
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	4,000	4,280
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	20,000	20,800
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	65,000	79,471
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	14,000	16,730
		96,201
Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	11,000	10,927
Kroger Co. Senior Notes 3.85% due 08/01/2023	30,000	29,537
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	4,000	3,950
		44,414
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	38,600
Service Corp. International Senior Notes 5.38% due 01/15/2022*	10,000	10,125
Service Corp. International Senior Notes 7.00% due 06/15/2017	25,000	28,000
		76,725
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	99,179
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	14,000	11,917
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	72,100
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	1,955
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,250
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	23,841	26,016
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	101,000	110,216
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,380
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,663
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,538
		164,018
Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.40% due 02/01/2019	9,000	8,916
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	50,074
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,694
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	3,964
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	11,000	11,022
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	85,000	84,418
		106,098
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	120,000	122,506
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	120,000	171,967

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,022
		191,989
Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,200
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	12,000	12,074
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	60,000	70,800
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	25,000	27,562
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	12,000	12,210
		110,572
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,180
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,277
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	13,399
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	4,220
		17,619
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	19,926
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	42,371
		62,297
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	116,169
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,035
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,420
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	16,000	16,104
Novartis Capital Corp. Company Guar. Notes 2.40% due 09/21/2022	20,000	18,337
		164,065
Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	45,000	45,875
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	24,894
		70,769
Medical-HMO — 0.5%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	17,000	18,087
Cigna Corp. Senior Notes 6.15% due 11/15/2036	4,000	4,507
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	75,000	71,090
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	10,000	10,225
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	65,000	64,273
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	29,762
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	125,000	124,538
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	100,000	99,165
		421,647
Medical-Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,130
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,163
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,950
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	55,000	59,950

HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	90,000	95,400
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,180
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	130,000	135,687
		345,460
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	6,000	5,985
Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	309,888
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	115,000	132,207
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	160,510
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	25,000	29,991
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	10,000	11,798
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	155,274
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	12,000	13,074
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	107,000	90,348
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	25,000	21,329
		924,419
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,155
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	21,000	21,615
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	5,000	5,300
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,350
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	30,000	33,184
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	84,220
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	5,000	4,800
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,475
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	25,344
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	84,000	87,255
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,360
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,375
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,025
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,170
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	15,000	15,150
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	4,000	4,110
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	19,900
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	95,000	101,769
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	15,000	15,577

Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,238
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,100
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,869
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	16,523
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	8,000	8,920
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,362
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,475
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*	3,000	3,270
		478,821
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	16,000	16,674
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,372
		23,046
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	14,000	15,956
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	6,000	6,030
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	7,000	7,985
		29,971
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,600
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	45,000	48,037
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	35,000	35,704
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	15,400
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	25,698
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	3,000	3,075
		131,514
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	250,000	253,623
Pipelines — 1.0%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	6,000	5,790
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	3,000	2,858
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	85,000	96,104
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	5,000	4,280
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	3,000	3,142
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	43,000	49,382
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	126,000	141,435
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	115,755
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	188,000	190,729
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024	12,000	14,280
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,387
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	25,000	24,187

Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	90,000	98,620
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	6,000	5,910
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,688
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	170,000	165,835
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,113
		933,495
Printing-Commercial — 0.2%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	70,000	74,900
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	52,000	53,625
		128,525
Publishing-Newspapers — 0.2%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	85,000	88,400
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	61,000	61,762
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,500
		155,662
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	3,053
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	20,000	20,000
Real Estate Investment Trusts — 1.8%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	165,000	185,827
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,377
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	135,759
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	11,000	10,748
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	75,088
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,508
HCP, Inc. Senior Notes 4.25% due 11/15/2023	95,000	92,929
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	140,091
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	5,000	5,265
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	75,000	74,051
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	150,255
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	189,513
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	31,855
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	29,527
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	70,000	68,057
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	97,112
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	75,000	75,532
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	42,000	42,226
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	62,153
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	104,912
		1,586,785
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,975

Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,689
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	130,000	131,488
		142,177
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	53,254
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,270
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	4,000	4,210
		60,734
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	22,000	21,989
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	100,000	90,553
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	55,000	56,475
		169,017
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,212
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	65,000	64,697
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	12,000	11,038
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	11,620
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	128,858	147,684
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	8,000	7,990
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,283	9,747
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,371	14,572
		191,613
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	20,000	20,800
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	35,000	38,675
		59,475
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	3,023
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,481
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,450
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,259
		14,190
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	15,017
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	27,000	31,037
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	16,000	18,501
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,163
		69,718
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	9,000	8,170
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,082

University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,203
		19,455
Security Services — 0.3%
ADT Corp. Senior Notes 3.50% due 07/15/2022	35,000	30,466
ADT Corp. Senior Notes 6.25% due 10/15/2021*	179,000	187,950
		218,416
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	2,035
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	40,000	43,200
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	63,655
		106,855
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	5,000	4,975
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	4,040
Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	5,000	5,012
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	3,000	3,353
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	135,000	135,114
Nucor Corp. Senior Notes 4.00% due 08/01/2023	12,000	11,714
		155,193
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	11,075
Telecom Services — 0.4%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	15,745
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	120,000	117,297
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	248,060
		381,102
Telephone-Integrated — 1.1%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	3,950
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	10,000	10,825
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,720
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,305
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	120,000	127,028
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,482
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	102,001
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	48,000	55,206
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	414,000	484,363
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	150,000	191,586
		1,006,466
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	20,000	18,021
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	120,000	153,424
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	12,000	12,750
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	20,000	20,700
		204,895
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	3,000	2,948

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000	10,538
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	43,000	56,519
		67,057
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	27,000	25,577
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	12,000	12,706
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,330
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	70,000	71,716
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,030
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	140,000	147,276
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	50,000	51,294
		275,316
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	80,000	79,600
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	30,000	29,325
		108,925
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,278
Total U.S. Corporate Bonds & Notes (cost $20,456,494)		20,954,488
FOREIGN CORPORATE BONDS & NOTES — 4.4%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	12,000	11,879
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,220
Banks-Commercial — 1.1%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	11,000	10,897
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000	357,754
BPCE SA Company Guar. Notes 2.50% due 12/10/2018	265,000	263,581
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	120,000	133,360
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	230,000	229,539
		995,131
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.15% due 06/10/2014	125,000	126,994
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,060
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	4,000	4,000
Diversified Banking Institutions — 1.1%
BNP Paribas Company Guar. Notes 5.00% due 01/15/2021	25,000	27,425
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	60,000	61,258
BNP Paribas SA Senior Notes 2.40% due 12/12/2018	250,000	250,159
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	230,000	255,633
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	123,015
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	99,208

Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	25,000	25,178
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,105
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	135,000	137,970
		992,951
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	3,970
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	29,000	28,583
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	19,000	18,558
		51,111
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,540
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	16,000	15,294
		21,834
Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	100,000	97,500
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	5,000	4,687
		102,187
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,214
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,325
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	2,000	2,010
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	180,000	192,823
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	16,000	17,980
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	8,000
		218,803
Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	13,000	15,805
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	183,250
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000	49,275
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,050
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000	57,387
		309,767
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	31,000	31,311
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,697
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	275,000	272,709
Petrobras Global Finance BV Company Guar. Notes 3.00% due 01/15/2019	50,000	46,792
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	120,000	119,086
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	85,000	79,087
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	96,000	87,600
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	18,000	17,882
		675,164

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,960
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	3,000	3,218
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,053
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	191,527
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,175
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000	141,078
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	25,000	28,063
		169,141
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,795
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	50,000	45,443
		85,238
Total Foreign Corporate Bonds & Notes (cost $4,020,015)		3,993,962
FOREIGN GOVERNMENT AGENCIES — 0.5%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	13,000	13,044
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	17,000	17,611
Sovereign — 0.5%
Bolivarian Republic of Venezuela Senior Notes 7.00% due 03/31/2038	2,000	1,250
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028	5,000	3,700
Bolivarian Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	4,000	2,966
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	1,000	855
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	10,000	8,520
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022	2,000	1,845
Dominican Republic Senior Notes 9.04% due 01/23/2018	4,918	5,312
Federal Republic of Brazil Senior Notes 7.13% due 01/20/2037	10,000	11,450
Federal Republic of Brazil Notes 7.88% due 03/07/2015	4,000	4,308
Federal Republic of Brazil Notes 8.25% due 01/20/2034	5,000	6,388
Federal Republic of Brazil Notes 11.00% due 08/17/2040	4,000	4,540
Government of Belize Senior Notes 5.00% due 02/20/2038(8)	5,000	3,138
Government of Canada Senior Notes 0.88% due 02/14/2017	13,000	13,000
Government of Romania Senior Notes 4.38% due 08/22/2023	14,000	13,510
Government of Romania Senior Notes 6.75% due 02/07/2022	8,000	9,080
Lebanese Republic Notes 4.00% due 12/31/2017	4,400	4,312
Lebanese Republic Senior Notes 5.45% due 11/28/2019	3,000	2,921
Lebanese Republic Senior Bonds 6.10% due 10/04/2022	11,000	10,697
Lebanese Republic Senior Notes 6.38% due 03/09/2020	2,000	2,045
Lebanese Republic Senior Notes 6.75% due 11/29/2027	7,000	6,912
Lebanese Republic Senior Notes 8.25% due 04/12/2021	2,000	2,227
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	1,000	1,000

Republic of Bulgaria Senor Bonds 8.25% due 01/15/2015	12,000	12,901
Republic of Colombia Senior Notes 8.13% due 05/21/2024	5,000	6,425
Republic of Colombia Senior Notes 8.25% due 12/22/2014	7,000	7,455
Republic of Colombia Senior Notes 11.75% due 02/25/2020	5,000	7,175
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	7,000	6,659
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	10,000	9,740
Republic of Hungary Senior Notes 4.13% due 02/19/2018	2,000	2,022
Republic of Hungary Senior Notes 5.38% due 02/21/2023	14,000	13,825
Republic of Hungary Senior Notes 5.75% due 11/22/2023	4,000	4,020
Republic of Hungary Senior Notes 6.25% due 01/29/2020	3,000	3,236
Republic of Hungary Senior Notes 7.63% due 03/29/2041	10,000	10,937
Republic of Indonesia Senior Notes 7.25% due 04/20/2015	5,000	5,348
Republic of Poland Senior Notes 3.00% due 03/17/2023	14,000	12,747
Republic of Poland Senior Notes 3.88% due 07/16/2015	11,000	11,509
Republic of Poland Senior Notes 5.00% due 10/19/2015	1,000	1,074
Republic of Poland Senior Notes 5.13% due 04/21/2021	5,000	5,431
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	1,000	1,221
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	3,000	3,664
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	10,000	14,962
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	3,000	3,964
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	8,000	12,270
Republic of Turkey Senior Notes 6.88% due 03/17/2036	10,000	9,810
Republic of Turkey Senior Notes 7.00% due 06/05/2020	2,000	2,183
Republic of Turkey Senior Notes 7.25% due 03/05/2038	3,000	3,087
Republic of Turkey Senior Notes 7.38% due 02/05/2025	11,000	11,874
Republic of Turkey Senior Notes 8.00% due 02/14/2034	5,000	5,563
Republic of Turkey Senior Notes 11.88% due 01/15/2030	3,000	4,476
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025	4,000	2,700
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024	7,000	4,928
Russian Federation Senior Notes 7.50% due 03/31/2030(8)	29,315	34,158
United Mexican States Senior Bonds 4.75% due 03/08/2044	123,000	110,854
United Mexican States Senior Notes 5.75% due 10/12/2110	6,000	5,550
United Mexican States Senior Notes 6.63% due 03/03/2015	1,000	1,065
		472,809
Total Foreign Government Agencies (cost $530,930)		503,464
MUNICIPAL BONDS & NOTES — 1.0%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	25,000	25,874
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	25,000	25,915
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000	171,164

New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	25,865
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	15,575
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	15,000	12,778
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	16,842
State of California General Obligation Bonds 6.51% due 04/01/2039	45,000	48,657
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	116,550
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	129,347
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	81,674
University of California Revenue Bonds 4.60% due 05/15/2031	105,000	104,700
University of California Revenue Bonds 5.00% due 05/15/2038	115,000	119,882
Total Municipal Bonds & Notes (cost $811,213)		894,823
U.S. GOVERNMENT AGENCIES — 25.4%
Federal Home Loan Mtg. Corp. — 1.0%
2.50% due 01/01/2028	13,884	13,781
3.00% due 08/01/2027	19,861	20,246
3.00% due 10/01/2042	30,524	28,962
3.00% due 11/01/2042	10,339	9,808
3.00% due 02/01/2043	48,414	45,924
3.00% due 08/01/2043	98,682	93,608
3.50% due 02/01/2042	17,426	17,310
3.50% due 03/01/2042	7,508	7,458
3.50% due 09/01/2043	48,676	48,377
4.00% due 03/01/2023	23,495	24,843
4.00% due 05/01/2040	201,326	207,371
4.00% due 10/01/2043	24,934	25,633
4.50% due 01/01/2039	3,797	4,017
5.00% due 12/01/2020	4,935	5,240
5.00% due 07/01/2021	21,468	23,137
5.00% due 05/01/2034	25,307	27,763
5.50% due 07/01/2034	12,126	13,301
5.50% due 07/01/2035	18,315	20,029
5.50% due 04/01/2037	10,903	11,883
5.50% due 05/01/2037	8,254	9,041
5.50% due 08/01/2037	41,193	45,436
6.00% due 09/01/2026	66,516	73,645
6.00% due 08/01/2036	7,920	8,730
6.50% due 05/01/2029	5,733	6,426
6.50% due 11/01/2034	14,816	16,504
6.50% due 03/01/2036	12,272	13,654
6.50% due 05/01/2036	90	100
6.50% due 11/01/2037	4,112	4,569
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(6)	26,498	29,427
Series 1226, Class Z
7.75% due 03/15/2022(6)	1,594	1,727
		857,950
Federal National Mtg. Assoc. — 18.8%
2.50% due 02/01/2043	200,018	181,249
2.50% due 03/01/2043	200,000	181,230
3.00% due 01/01/2028	28,303	28,936
3.00% due 12/01/2042	6,677	6,346
3.00% due 05/01/2043	122,125	116,066
3.00% due January 15 TBA	700,000	714,355
3.00% due January 30 TBA	3,300,000	3,132,680
3.50% due 10/01/2028	48,892	51,169
3.50% due 08/01/2043	249,236	247,849
3.50% due January 30 TBA	5,100,000	5,066,133
4.00% due 08/01/2026	18,720	19,843
4.00% due 11/01/2040	112,563	115,948
4.00% due 11/01/2041	6,765	6,969
4.00% due 10/01/2043	132,664	136,655
4.00% due 11/01/2043	24,720	25,466
4.00% due January 30 TBA	800,000	823,500
4.50% due 01/01/2039	7,307	7,737
4.50% due 06/01/2039	176,277	186,703
4.50% due 03/01/2042	184,900	196,511
4.50% due January 30 TBA	1,600,000	1,695,313
4.83% due 01/01/2015	281,475	281,396
4.85% due 11/01/2015	738,616	777,717
5.00% due 03/01/2018	12,272	13,074
5.00% due 06/01/2019	3,711	3,975
5.00% due 07/01/2040	68,526	74,612
5.50% due 06/01/2020	122,524	130,235
5.50% due 07/01/2020	26,011	27,641
5.50% due 03/01/2021	57,728	63,027
5.50% due 04/01/2021	73,666	78,774
5.50% due 06/01/2021	109,515	116,426
5.50% due 10/01/2021	95,270	104,087
5.50% due 12/01/2021	95,489	103,057
5.50% due 06/01/2022	126,667	134,589
5.50% due 12/01/2029	4,308	4,748
5.50% due 05/01/2034	8,252	9,086
5.50% due 06/01/2036	498,153	548,833

5.50% due 06/01/2038	2,428	2,679
5.50% due January 30 TBA	400,000	439,984
6.00% due 06/01/2017	4,654	4,909
6.00% due 06/01/2026	39,637	44,042
6.00% due 03/01/2027	49,965	55,713
6.00% due 12/01/2033	4,892	5,492
6.00% due 05/01/2034	18,299	20,552
6.00% due 08/01/2034	1,631	1,829
6.00% due 06/01/2040	15,464	17,107
6.00% due January 30 TBA	800,000	887,312
6.50% due 08/01/2016	3,136	3,294
6.50% due 09/01/2032	17,918	20,457
6.50% due 04/01/2034	3,496	3,891
6.50% due 11/01/2035	16,220	18,026
6.50% due 07/01/2036	5,418	6,021
6.50% due 10/01/2037	6,883	7,643
7.00% due 06/01/2037	51,534	57,933
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	15,301	15,079
		17,023,898
Government National Mtg. Assoc. — 5.6%
4.00% due 10/15/2040	32,933	34,269
4.00% due 11/15/2040	600,894	625,356
4.00% due 02/15/2041	28,173	29,315
4.00% due 07/15/2041	554,987	577,621
4.00% due 09/15/2041	31,943	33,234
4.00% due 10/15/2041	24,362	25,348
4.00% due 11/15/2041	431,732	449,206
4.50% due 06/15/2041	904,271	967,382
5.00% due 01/15/2033	4,810	5,256
5.00% due 12/15/2038	226,131	245,900
5.00% due 04/15/2039	282,354	306,224
5.00% due 01/15/2040	161,660	178,399
5.00% due 04/15/2041	253,199	275,049
5.00% due January 30 TBA	700,000	758,707
5.50% due 04/15/2036	109,597	123,327
6.00% due 02/15/2033	52,016	57,857
6.50% due 07/15/2028	192,930	219,729
6.50% due 08/15/2028	11,036	12,440
6.50% due 09/15/2028	23,061	26,400
6.50% due 11/15/2028	28,418	32,540
7.00% due 01/15/2033	12,109	14,234
7.00% due 05/15/2033	17,161	20,332
7.00% due 11/15/2033	7,727	9,077
8.00% due 02/15/2030	2,258	2,594
8.50% due 11/15/2017	707	747
9.00% due 11/15/2021	327	358
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(6)	668	762
Series 2005-74, Class HB
7.50% due 09/16/2035(6)	5,777	6,693
Series 2005-74, Class HC
7.50% due 09/16/2035(6)	3,518	4,105
		5,042,461
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority
1.75% due 10/15/2018	12,000	11,925
3.50% due 12/15/2042	22,000	17,344
		29,269
Total U.S. Government Agencies (cost $22,853,285)		22,953,578
U.S. GOVERNMENT TREASURIES — 19.0%
United States Treasury Bonds — 3.2%
United States Treasury Bonds
0.63% due 02/15/2043 TIPS(10)	660,335	507,735
2.75% due 08/15/2042	105,000	83,196
2.88% due 05/15/2043	185,000	149,937
3.13% due 11/15/2041	225,000	194,344
3.13% due 02/15/2043	1,800	1,541
3.75% due 08/15/2041	7,000	6,824
3.75% due 11/15/2043	9,000	8,699
3.88% due 08/15/2040	375,000	375,117
4.38% due 02/15/2038	805,000	876,193
4.38% due 11/15/2039	470,000	510,758
5.25% due 11/15/2028	58,000	69,827
6.63% due 02/15/2027(9)	105,000	141,881
8.13% due 08/15/2019	8,000	10,658
		2,936,710
United States Treasury Notes — 15.8%
United States Treasury Notes
0.13% due 04/15/2018 TIPS(10)	4,575,136	4,666,282
0.25% due 07/31/2015	2,210,000	2,209,914
0.38% due 04/15/2015	20,000	20,046
0.63% due 08/15/2016	1,810,000	1,810,423
0.63% due 12/15/2016	30,000	29,878
0.75% due 12/31/2017	2,000	1,956
0.88% due 09/15/2016	1,775,000	1,785,540
0.88% due 02/28/2017	60,000	59,995
0.88% due 01/31/2018	133,000	130,465
1.00% due 08/31/2016	110,000	111,031
1.00% due 10/31/2016	65,000	65,493
1.00% due 03/31/2017	18,000	18,039
1.00% due 05/31/2018	8,000	7,825
1.38% due 06/30/2018	6,000	5,954
1.38% due 07/31/2018	123,000	121,895
1.50% due 08/31/2018	263,000	261,664
1.50% due 12/31/2018	205,000	202,694
1.75% due 05/15/2023	88,000	79,317
2.00% due 01/31/2016(9)	1,720,000	1,776,437
2.00% due 04/30/2016	785,000	812,107
2.75% due 12/31/2017	19,000	20,081
2.75% due 11/15/2023	45,000	44,023
		14,241,059
Total U.S. Government Treasuries (cost $17,221,408)		17,177,769
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)	2	556
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)	2	556
Total Warrants (cost $0)		1,112
Total Long-Term Investment Securities (cost $87,818,101)		91,714,386

REPURCHASE AGREEMENTS — 13.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $123,000 collateralized by $145,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $129,868	123,000	123,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $157,000 collateralized by $180,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $161,216	157,000	157,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $332,000 collateralized by $380,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $340,344	332,000	332,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	2,970,000	2,970,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	2,190,000	2,190,000
BNP Paribas SA Joint Repurchase Agreement(11)	2,190,000	2,190,000
Deutsche Bank AG Joint Repurchase Agreement(11)	2,515,000	2,515,000
UBS Securities LLC Joint Repurchase Agreement(11)	1,860,000	1,860,000
Total Repurchase Agreements (cost $12,337,000)		12,337,000
TOTAL INVESTMENTS (cost $100,155,101)(12)	115.2%	104,051,386
Liabilities in excess of other assets	(15.2)	(13,721,653)
NET ASSETS	100.0%	$90,329,733

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $7,285,186 representing 8.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $1,115 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	3/1/2011	2	$—	$556	$278	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	11/11/2010	2	—	556	278	0.00
				$1,112		0.00%

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
14	Short	10YR Japanese Government Bond	March 2014	$1,911,743	$1,904,643	$7,100
8	Short	Long Gilt	March 2014	1,434,149	1,411,664	22,485
8	Long	U.S. Treasury 2YR Notes	March 2014	1,761,715	1,758,500	(3,215)
15	Long	U.S. Treasury 5YR Notes	March 2014	1,807,359	1,789,687	(17,672)
17	Short	U.S. Long Bonds	March 2014	2,230,977	2,181,313	49,664
2	Short	U.S. Ultra Bonds	March 2014	276,719	272,500	4,219
						$62,581

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$15,051,599	$—	$—	$15,051,599
Preferred Securities	32,942	—	—	32,942
Preferred Securities/Capital Securities	—	777,221	—	777,221
Asset Backed Securities:
Diversified Financial Services	—	9,123,428	250,000	9,373,428
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	20,954,488	—	20,954,488
Foreign Corporate Bonds & Notes	—	3,993,962	—	3,993,962
Foreign Government Agencies	—	503,464	—	503,464
Municipal Bond & Notes	—	894,823	—	894,823
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	17,023,898	—	17,023,898
Government National Mtg. Assoc.	—	5,042,461	—	5,042,461
Other Government Agencies*	—	887,219	—	887,219
U.S. Government Treasuries:
Unites States Treasury Bonds	—	2,936,710	—	2,936,710
Unites States Treasury Notes	—	14,241,059	—	14,241,059
Warrants	—	—	1,112	1,112
Repurchase Agreements	—	12,337,000	—	12,337,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	83,468	—	—	83,468
Total	$15,168,009	$88,715,733	$251,112	$104,134,854

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$20,887	$—	$—	$20,887

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 76.4%
Advertising Agencies — 0.1%
WPP PLC	3,819	$87,272
Advertising Services — 0.0%
Vertis, Inc.(1)(6)	99	0
Aerospace/Defense — 1.1%
Embraer SA ADR	1,062	34,175
Northrop Grumman Corp.	7,600	871,036
Raytheon Co.	11,100	1,006,770
		1,911,981
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.	526	64,004
Astronics Corp.†	530	27,030
European Aeronautic Defence and Space Co. NV	3,029	232,560
Exelis, Inc.	7,400	141,044
HEICO Corp.	467	27,062
IHI Corp.	21,000	90,533
Zodiac Aerospace	388	68,723
		650,956
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	1,300	302,952
China BlueChemical, Ltd., Class H	38,000	23,914
Monsanto Co.	210	24,476
Syngenta AG	287	114,279
		465,621
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	31,600	1,371,440
Chaoda Modern Agriculture Holdings, Ltd.†(1)(6)	10,000	645
S&W Seed Co.†	2,295	15,950
		1,388,035
Airlines — 1.1%
Aeroflot - Russian Airlines OJSC	17,488	44,561
Alaska Air Group, Inc.	2,600	190,762
China Southern Airlines Co., Ltd., Class H	24,000	9,378
Copa Holdings SA, Class A	70	11,208
Delta Air Lines, Inc.	29,200	802,124
Hawaiian Holdings, Inc.†	3,522	33,917
International Consolidated Airlines Group SA†	19,510	129,878
Japan Airlines Co., Ltd.	1,700	83,781
Republic Airways Holdings, Inc.†	2,226	23,796
SkyWest, Inc.	1,885	27,955
Southwest Airlines Co.	25,000	471,000
Spirit Airlines, Inc.†	1,833	83,236
		1,911,596
Alternative Waste Technology — 0.0%
China Everbright International, Ltd.	31,000	41,337
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	3,400	238,918
Moncler SpA†	496	10,781
Prada SpA	1,700	15,072
		264,771
Applications Software — 1.2%
Actuate Corp.†	6,980	53,816
inContact, Inc.†	1,706	13,324
Infoblox, Inc.†	677	22,355
Microsoft Corp.	48,372	1,810,564
PTC, Inc.†	1,023	36,204
Verint Systems, Inc.†	658	28,254
		1,964,517
Athletic Footwear — 0.1%
Adidas AG	711	90,613
Auction House/Art Dealers — 0.1%
KAR Auction Services, Inc.	3,269	96,599
Audio/Video Products — 0.1%
Alpine Electronics, Inc.	1,600	22,380
Panasonic Corp.	9,000	104,605
TiVo, Inc.†	1,450	19,024
VOXX International Corp.†	3,705	61,874
		207,883
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	897	105,162
Daimler AG	742	64,206
Fuji Heavy Industries, Ltd.	6,300	180,368
Guangzhou Automobile Group Co., Ltd.	10,000	10,923
Hyundai Motor Co.	140	31,373
Kia Motors Corp.	1,011	53,742
Nissan Motor Co., Ltd.	6,600	55,402
Renault SA	1,010	81,214
Suzuki Motor Corp.	2,900	77,877
Toyota Motor Corp.	3,900	237,755
		898,022
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.	7,000	109,809
Navistar International Corp.†	874	33,378
		143,187
Auto/Truck Parts & Equipment-Original — 0.4%
Aisin Seiki Co., Ltd.	3,100	125,696
Delphi Automotive PLC	550	33,072
Denso Corp.	1,500	79,052
Faurecia†	645	24,583
Hyundai Mobis	229	63,686
Miller Industries, Inc.	1,364	25,411
Tenneco, Inc.†	496	28,059
Valeo SA	116	12,835
WABCO Holdings, Inc.†	2,200	205,502
		597,896
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,768	29,738
Standard Motor Products, Inc.	1,986	73,085
		102,823
Banks-Commercial — 2.3%
Access National Corp.	1,064	15,907
Associated Banc-Corp.	16,500	287,100
Australia & New Zealand Banking Group, Ltd.	4,360	125,473
Banco Bilbao Vizcaya Argentaria SA	8,882	109,335
Banco Espirito Santo SA†	19,447	27,797
Banco Santander SA	14,401	128,893
Bangkok Bank PCL NVDR	9,600	52,002
Bank Mandiri Persero Tbk PT	51,500	33,219
Bank Millennium SA†	12,476	29,734

Bank of Ireland†	22,063	7,649
Bank of Kentucky Financial Corp.	645	23,800
Bank of Yokohama, Ltd.	16,000	89,032
Cardinal Financial Corp.	2,189	39,402
China Construction Bank Corp.	93,000	70,161
Citizens & Northern Corp.	1,386	28,593
City National Corp.	4,100	324,802
Commerzbank AG†	1,357	21,861
Commonwealth Bank of Australia	3,991	277,245
Credicorp, Ltd.	722	95,831
DBS Group Holdings, Ltd.	7,000	94,853
Dubai Islamic Bank PJSC	15,729	22,953
Eagle Bancorp, Inc.†	1,067	32,682
East West Bancorp, Inc.	1,800	62,946
Erste Group Bank AG	2,039	71,052
Financial Institutions, Inc.	1,428	35,286
First Community Bancshares, Inc.	1,360	22,712
First Gulf Bank PJSC	3,744	19,163
FirstMerit Corp.	1,685	37,458
Grupo Financiero Banorte SAB de CV, Class O	17,679	123,678
Hang Seng Bank, Ltd.	6,200	100,584
Hanmi Financial Corp.	2,840	62,168
Heartland Financial USA, Inc.	955	27,494
Industrial & Commercial Bank of China, Ltd.	70,000	47,303
Joyo Bank, Ltd.	16,000	81,588
MainSource Financial Group, Inc.	2,103	37,917
National Australia Bank, Ltd.	3,227	100,359
OFG Bancorp	1,305	22,629
PacWest Bancorp	1,115	47,075
Peoples Bancorp, Inc.	1,327	29,871
Philippine National Bank†	19,250	37,409
Popular, Inc.†	1,120	32,178
Powszechna Kasa Oszczednosci Bank Polski SA	3,162	41,259
Qatar National Bank SAQ	338	15,965
Republic Bancorp, Inc., Class A	863	21,178
Resona Holdings, Inc.	29,200	148,620
Sberbank of Russia ADR	9,751	122,570
Skandinaviska Enskilda Banken AB, Class A	8,213	108,283
SpareBank 1 SR Bank ASA	1,955	19,420
Sumitomo Mitsui Financial Group, Inc.	3,600	185,282
Swedbank AB, Class A	3,959	111,411
Westpac Banking Corp.	3,599	104,055
		3,815,237
Banks-Fiduciary — 0.6%
State Street Corp.	13,800	1,012,782
Banks-Super Regional — 1.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,591	72,600
KeyCorp.	21,200	284,504
PNC Financial Services Group, Inc.	15,500	1,202,490
Wells Fargo & Co.	2,756	125,122
		1,684,716
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	1,521	106,607
Beverages-Non-alcoholic — 0.0%
Britvic PLC	868	9,954
Coca-Cola Enterprises, Inc.	500	22,065
Fomento Economico Mexicano SAB de CV ADR	454	44,433
		76,452
Beverages-Wine/Spirits — 0.1%
Diageo PLC	2,888	95,648
Brewery — 0.3%
AMBEV SA ADR	8,645	63,541
Anheuser-Busch InBev NV	1,718	182,600
Heineken Holding NV	1,434	90,717
Molson Coors Brewing Co., Class B	2,500	140,375
SABMiller PLC	1,395	71,635
		548,868
Broadcast Services/Program — 0.2%
Global Mediacom Tbk PT	403,000	62,917
Scripps Networks Interactive, Inc., Class A	3,500	302,435
		365,352
Building & Construction Products-Misc. — 0.3%
China Singyes Solar Technologies Holdings Ltd	29,000	29,171
Cie de St-Gobain	227	12,484
Fortune Brands Home & Security, Inc.	5,900	269,630
LIXIL Group Corp.	1,400	38,327
Louisiana-Pacific Corp.†	392	7,256
Trex Co., Inc.†	1,035	82,313
		439,181
Building & Construction-Misc. — 0.1%
China State Construction International Holdings, Ltd.	16,000	28,722
Koninklijke Boskalis Westminster NV	1,669	88,179
Total Bangun Persada Tbk PT	424,000	17,420
Wolseley PLC	466	26,430
		160,751
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	300	18,659
Building Products-Cement — 0.1%
Buzzi Unicem SpA	271	4,888
Cemex Latam Holdings SA†	3,563	27,322
Cemex SAB de CV ADR†	2,718	32,154
Holcim, Ltd.	1,063	79,542
		143,906
Building-Heavy Construction — 0.2%
China Railway Group, Ltd., Class H	84,000	43,439
Daelim Industrial Co., Ltd.	654	58,314
Mota-Engil SGPS SA	9,565	56,884
Veidekke ASA	2,636	21,209
Vinci SA	2,103	138,058
		317,904
Building-Maintenance & Services — 0.1%
Babcock International Group PLC	4,892	109,767

Building-Residential/Commercial — 0.1%
Bellway PLC	735	19,109
Persimmon PLC	1,415	29,032
Ryland Group, Inc.	1,565	67,936
Sekisui House, Ltd.	700	9,771
		125,848
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	30,800	1,600,522
Liberty Global PLC, Class C†	162	13,660
Numericable SAS†	1,044	37,916
		1,652,098
Casino Hotels — 0.4%
Grand Korea Leisure Co., Ltd.	1,190	45,554
MGM China Holdings, Ltd.	21,600	92,341
SJM Holdings, Ltd.	32,000	106,883
Trump Entertainment Resorts, Inc.†(1)(6)	12	24
Wynn Resorts, Ltd.	2,200	427,262
		672,064
Casino Services — 0.0%
Bally Technologies, Inc.†	272	21,338
Cellular Telecom — 0.4%
Kcell JSC GDR	1,688	28,865
Mobile Telesystems OJSC	2,954	29,485
MTN Group, Ltd.	3,346	69,223
NTT DOCOMO, Inc.	5,900	96,643
T-Mobile US, Inc.	8,700	292,668
Turkcell Iletisim Hizmetleri AS†	5,627	29,719
Vodafone Group PLC	46,829	183,785
		730,388
Chemicals-Diversified — 2.0%
Akzo Nobel NV	327	25,345
Arkema SA	136	15,864
Asahi Kasei Corp.	18,000	140,841
Axiall Corp.	291	13,805
BASF SE	1,495	159,371
Chemtura Corp.†	3,422	95,542
Dow Chemical Co.	26,400	1,172,160
Innophos Holdings, Inc.	736	35,770
Innospec, Inc.	941	43,493
Johnson Matthey PLC	3,609	196,023
LyondellBasell Industries NV, Class A	9,020	724,126
PPG Industries, Inc.	3,180	603,119
PTT Global Chemical PCL	16,400	39,428
Solvay SA	130	20,567
		3,285,454
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG	190	67,518
Landec Corp.†	2,223	26,943
		94,461
Chemicals-Specialty — 0.1%
Kraton Performance Polymers, Inc.†	1,007	23,211
Minerals Technologies, Inc.	421	25,289
OM Group, Inc.†	921	33,534
Tronox, Ltd. Class A	897	20,694
W.R. Grace & Co.†	179	17,698
Zep, Inc.	2,041	37,064
		157,490
Coal — 0.1%
Alpha Natural Resources, Inc.†	12,810	91,463
Commercial Services — 0.1%
PHH Corp.†	1,127	27,443
Providence Service Corp.†	2,202	56,635
		84,078
Commercial Services-Finance — 0.6%
Experian PLC	5,699	105,131
Global Cash Access Holdings, Inc.†	2,599	25,964
Green Dot Corp., Class A†	1,155	29,048
McGraw Hill Financial, Inc.	10,400	813,280
		973,423
Communications Software — 0.0%
SolarWinds, Inc.†	1,467	55,497
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,072	44,810
Computer Data Security — 0.3%
Fortinet, Inc.†	24,600	470,598
Computer Services — 0.2%
CACI International, Inc., Class A†	190	13,912
Cap Gemini SA	1,613	109,019
Manhattan Associates, Inc.†	574	67,433
Nomura Research Institute, Ltd.	2,200	69,253
Unisys Corp.†	1,347	45,219
		304,836
Computer Software — 0.1%
AVG Technologies NV†	1,125	19,361
Cornerstone OnDemand, Inc.†	669	35,684
SS&C Technologies Holdings, Inc.†	1,002	44,349
		99,394
Computers — 1.4%
Apple, Inc.	4,246	2,382,473
Asustek Computer, Inc.	1,000	8,992
Silicon Graphics International Corp.†	898	12,042
		2,403,507
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	40,700	361,009
MTS Systems Corp.	302	21,517
Netscout Systems, Inc.†	796	23,554
NTT Data Corp.	1,300	47,897
		453,977
Computers-Memory Devices — 1.9%
EMC Corp.	51,600	1,297,740
NetApp, Inc.	19,700	810,458
Quantum Corp.†	16,413	19,696
Western Digital Corp.	11,800	990,020
		3,117,914
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	685	24,331

Synaptics, Inc.†	785	40,671
		65,002
Consulting Services — 0.4%
Bureau Veritas SA	2,798	81,776
CoreLogic, Inc.†	12,800	454,784
Corporate Executive Board Co.	337	26,094
MAXIMUS, Inc.	453	19,928
Serco Group PLC	1,144	9,457
		592,039
Consumer Products-Misc. — 0.9%
Blyth, Inc.	948	10,314
Kimberly-Clark Corp.	14,600	1,525,116
SodaStream International, Ltd.†	218	10,822
		1,546,252
Containers-Metal/Glass — 0.1%
Ball Corp.	3,300	170,478
Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	7,570	71,310
Orora, Ltd.†	7,570	7,841
Packaging Corp. of America	2,100	132,888
		212,039
Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	33,900	2,210,619
Kao Corp.	1,500	47,146
L’Oreal SA	966	169,704
Procter & Gamble Co.	2,404	195,710
		2,623,179
Data Processing/Management — 0.1%
Acxiom Corp.†	2,403	88,863
CommVault Systems, Inc.†	433	32,423
CSG Systems International, Inc.	497	14,612
		135,898
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	449	25,660
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	5,002	66,576
TearLab Corp.†	793	7,407
		73,983
Diagnostic Kits — 0.1%
Alere, Inc.†	1,471	53,250
OraSure Technologies, Inc.†	4,155	26,135
Trinity Biotech PLC ADR	1,040	26,146
		105,531
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	641	25,820
Core-Mark Holding Co., Inc.	579	43,963
MWI Veterinary Supply, Inc.†	277	47,253
Pool Corp.	348	20,233
WESCO International, Inc.†	521	47,448
		184,717
Diversified Banking Institutions — 3.2%
Barclays PLC	28,417	127,972
BNP Paribas SA	1,665	129,759
Credit Agricole SA†	9,850	126,089
Credit Suisse Group AG	2,027	61,965
Deutsche Bank AG	2,381	113,579
Goldman Sachs Group, Inc.	9,600	1,701,696
HSBC Holdings PLC	28,264	310,028
JPMorgan Chase & Co.	39,489	2,309,317
Lloyds Banking Group PLC†	186,519	243,634
Mitsubishi UFJ Financial Group, Inc.	18,800	123,893
Natixis	3,676	21,614
UBS AG	6,443	122,208
UniCredit SpA	6,894	51,024
		5,442,778
Diversified Financial Services — 0.0%
DFC Global Corp.†	2,172	24,869
Diversified Manufacturing Operations — 1.8%
AZZ, Inc.	925	45,195
Chase Corp.	1,135	40,066
Danaher Corp.	14,300	1,103,960
General Electric Co.	15,462	433,400
IMI PLC	5,815	146,848
Ingersoll-Rand PLC	10,400	640,640
Koppers Holdings, Inc.	302	13,817
Leggett & Platt, Inc.	6,100	188,734
LSB Industries, Inc.†	1,607	65,919
Siemens AG	2,199	300,368
Standex International Corp.	547	34,395
		3,013,342
Diversified Minerals — 0.2%
BHP Billiton PLC	3,203	99,132
BHP Billiton, Ltd.	3,693	125,271
Sumitomo Metal Mining Co., Ltd.	6,000	78,454
		302,857
Diversified Operations — 0.1%
Grana y Montero SA ADR†	1,071	22,737
Harbinger Group, Inc.†	5,573	66,040
Wendel SA	729	106,256
		195,033
Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	995	76,237
E-Commerce/Products — 0.0%
Blue Nile, Inc.†	493	23,215
Shutterfly, Inc.†	245	12,478
zulily, Inc., Class A†	206	8,535
		44,228
E-Commerce/Services — 1.2%
Angie’s List, Inc.†	230	3,484
Ctrip.com International, Ltd. ADR†	877	43,517
Expedia, Inc.	3,750	261,225
Liberty Interactive Corp., Class A†	14,200	416,770
OpenTable, Inc.†	276	21,906
priceline.com, Inc.†	1,000	1,162,400
RetailMeNot, Inc.†	1,209	34,807
		1,944,109

E-Marketing/Info — 0.0%
ValueClick, Inc.†	1,541	36,013
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,764	41,313
Electric Products-Misc. — 0.3%
AMETEK, Inc.	8,550	450,329
Hermes Microvision Inc	457	14,843
Hitachi, Ltd.	7,000	52,910
		518,082
Electric-Generation — 0.0%
China Resources Power Holdings Co., Ltd.	8,000	18,962
Electric-Integrated — 1.7%
Chubu Electric Power Co., Inc.	1,500	19,357
CMS Energy Corp.	9,100	243,607
Edison International	11,000	509,300
Enel SpA	21,247	92,774
Entergy Corp.	6,000	379,620
GDF Suez	4,366	102,678
Kansai Electric Power Co., Inc.†	10,200	117,100
Origin Energy, Ltd.	2,901	36,446
PG&E Corp.	15,000	604,200
PPL Corp.	21,300	640,917
Tenaga Nasional Bhd	17,600	61,147
		2,807,146
Electric-Transmission — 0.1%
Red Electrica Corp. SA	2,129	142,050
Electronic Components-Misc. — 0.3%
Casetek Holdings Ltd.	4,000	20,937
Gentex Corp.	6,100	201,239
Omron Corp.	3,700	163,199
Pegatron Corp.	31,000	39,942
Radiant Opto-Electronics Corp.	10,330	37,780
Sparton Corp†	1,132	31,639
Stoneridge, Inc.†	3,043	38,798
		533,534
Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A	32,400	960,660
Cavium, Inc.†	337	11,630
Ceva, Inc.†	1,455	22,145
Fairchild Semiconductor International, Inc.†	1,224	16,340
GT Advanced Technologies, Inc.†	757	6,601
Inotera Memories, Inc.†	69,000	50,934
Integrated Silicon Solution, Inc.†	4,080	49,327
Mellanox Technologies, Ltd.†	479	19,146
Microsemi Corp.†	770	19,211
OmniVision Technologies, Inc.†	2,351	40,437
Rovi Corp.†	1,732	34,103
Samsung Electronics Co., Ltd.	237	308,110
Semtech Corp.†	802	20,275
Silicon Image, Inc.†	5,064	31,144
SK Hynix, Inc.†	2,250	78,457
		1,668,520
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	33,700	472,474
Mentor Graphics Corp.	3,664	88,192
		560,666
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	3,200	183,008
Keyence Corp.	400	170,924
		353,932
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	961	49,588
Electronic Security Devices — 0.1%
Allegion PLC†	4,066	179,677
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,200	341,952
Safran SA	992	68,931
		410,883
Energy-Alternate Sources — 0.0%
FutureFuel Corp.	3,554	56,153
Engineering/R&D Services — 0.2%
ABB, Ltd.	5,158	135,766
JGC Corp.	3,000	117,510
Singapore Technologies Engineering, Ltd.	28,000	87,864
		341,140
Engines-Internal Combustion — 0.5%
Cummins, Inc.	6,500	916,305
Enterprise Software/Service — 1.7%
CA, Inc.	17,300	582,145
MedAssets, Inc.†	2,442	48,425
Oracle Corp.	51,250	1,960,825
Qlik Technologies, Inc.†	329	8,761
SAP AG	638	54,689
SciQuest, Inc.†	539	15,351
Tyler Technologies, Inc.†	542	55,354
Ultimate Software Group, Inc.†	462	70,788
		2,796,338
Entertainment Software — 0.3%
Activision Blizzard, Inc.	27,900	497,457
Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	458	23,454
Filtration/Separation Products — 0.0%
Polypore International, Inc.†	283	11,009
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	358	46,536
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	1,439	72,324
Nelnet, Inc., Class A	1,265	53,307
Ocwen Financial Corp.†	749	41,532
Portfolio Recovery Associates, Inc.†	1,385	73,184
		240,347
Finance-Credit Card — 0.6%
Credit Saison Co., Ltd.	1,900	49,904
Discover Financial Services	16,500	923,175

Visa, Inc., Class A	65	14,474
		987,553
Finance-Investment Banker/Broker — 0.0%
Greenhill & Co., Inc.	322	18,657
Finance-Leasing Companies — 0.0%
ORIX Corp.	900	15,785
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	743	19,608
Walter Investment Management Corp.†	523	18,493
		38,101
Finance-Other Services — 0.0%
WageWorks, Inc.†	851	50,583
Food-Catering — 0.1%
Compass Group PLC	9,260	148,434
Food-Confectionery — 0.1%
Lindt & Spruengli AG (Participation Certificate)	33	148,751
Food-Misc./Diversified — 0.5%
Ajinomoto Co., Inc.	2,000	28,905
Associated British Foods PLC	1,181	47,816
Boulder Brands, Inc.†	614	9,738
Calbee, Inc.	4,400	106,752
Hain Celestial Group, Inc.†	172	15,614
Kerry Group PLC, Class A (ISE)	750	52,105
MEIJI Holdings Co., Ltd.	1,600	102,706
Nestle SA	5,138	376,113
Unilever PLC	1,740	71,515
		811,264
Food-Retail — 0.3%
Carrefour SA	2,908	115,255
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	1,296	57,892
Distribuidora Internacional de Alimentacion SA	8,350	74,666
Jeronimo Martins SGPS SA	1,457	28,493
Koninklijke Ahold NV	4,656	83,589
Magnit OJSC	297	83,436
Seven & I Holdings Co., Ltd.	200	7,939
Shoprite Holdings, Ltd.	1,444	22,575
WM Morrison Supermarkets PLC	1,131	4,888
Woolworths, Ltd.	1,634	49,387
		528,120
Food-Wholesale/Distribution — 0.0%
Barry Callebaut AG	11	13,786
Spartan Stores, Inc.	1,137	27,606
United Natural Foods, Inc.†	342	25,784
		67,176
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	706	11,240
Deckers Outdoor Corp.†	311	26,267
Steven Madden, Ltd.†	365	13,355
		50,862
Gas-Distribution — 0.3%
Centrica PLC	23,113	133,079
China Resources Gas Group, Ltd.	26,000	90,027
Tokyo Gas Co., Ltd.	8,000	39,351
UGI Corp.	3,800	157,548
		420,005
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	503	18,707
Home Furnishings — 0.0%
La-Z-Boy, Inc.	786	24,366
Select Comfort Corp.†	1,584	33,407
		57,773
Hotels/Motels — 0.2%
Marcus Corp.	2,432	32,686
Wyndham Worldwide Corp.	4,100	302,129
		334,815
Human Resources — 0.3%
Barrett Business Services, Inc.	532	49,338
Kforce, Inc.	2,256	46,158
Manpowergroup, Inc.	2,900	248,994
On Assignment, Inc.†	1,637	57,164
Randstad Holding NV	631	40,929
TrueBlue, Inc.†	4,529	116,757
		559,340
Identification Systems — 0.0%
Brady Corp., Class A	1,435	44,385
Import/Export — 0.1%
ITOCHU Corp.	800	9,868
Marubeni Corp.	5,000	35,894
Mitsubishi Corp.	2,200	42,137
		87,899
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	4,800	567,168
Instruments-Scientific — 0.0%
FEI Co.	598	53,437
Insurance Brokers — 0.6%
Aon PLC	12,300	1,031,847
Insurance-Life/Health — 0.6%
AIA Group, Ltd.	38,800	194,643
American Equity Investment Life Holding Co.	2,611	68,878
Cathay Financial Holding Co., Ltd.	28,626	46,344
Challenger, Ltd.	5,052	27,968
China Pacific Insurance Group Co., Ltd. Class H	13,800	54,101
CNO Financial Group, Inc.	2,712	47,975
Hanwha Life Insurance Co., Ltd.	7,180	51,638
ING Groep NV CVA†	3,334	46,324
Legal & General Group PLC	27,269	100,563
Protective Life Corp.	1,103	55,878
Prudential PLC	7,831	173,768
St James’s Place PLC	499	6,016

Symetra Financial Corp.	2,339	44,347
		918,443
Insurance-Multi-line — 0.6%
ACE, Ltd.	235	24,329
Ageas	2,870	122,199
Allianz SE	1,183	212,138
American Financial Group, Inc.	3,862	222,915
Assicurazioni Generali SpA	6,244	146,887
AXA SA	6,453	179,412
Genworth Financial, Inc., Class A†	8,153	126,616
Porto Seguro SA	1,628	20,529
		1,055,025
Insurance-Property/Casualty — 0.8%
Admiral Group PLC	205	4,447
Amtrust Financial Services, Inc.	767	25,073
Insurance Australia Group, Ltd.	22,746	118,204
Intact Financial Corp.	192	12,538
MS&AD Insurance Group Holdings	200	5,359
ProAssurance Corp.	857	41,547
Stewart Information Services Corp.	1,866	60,216
Third Point Reinsurance, Ltd.†	2,422	44,880
Tokio Marine Holdings, Inc.	200	6,676
Travelers Cos., Inc.	11,800	1,068,372
		1,387,312
Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	5,700	271,149
Berkshire Hathaway, Inc., Class B†	1,000	118,560
Maiden Holdings, Ltd.	2,347	25,653
Muenchener Rueckversicherungs AG	354	77,993
SCOR SE	419	15,312
		508,667
Internet Application Software — 0.1%
Brightcove, Inc.†	1,956	27,658
IntraLinks Holdings, Inc.†	3,241	39,248
Tencent Holdings, Ltd.	1,900	121,043
Vocus, Inc.†	1,125	12,814
Zynga, Inc., Class A†	3,705	14,079
		214,842
Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	200	10,932
Internet Content-Information/News — 0.0%
XO Group, Inc.†	2,074	30,820
Internet Incubators — 0.0%
Safeguard Scientifics, Inc.†	1,782	35,800
Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	5,700	517,902
Internet Security — 0.4%
Symantec Corp.	28,700	676,746
Internet Telephone — 0.0%
BroadSoft, Inc.†	242	6,616
RingCentral, Inc.†	272	4,997
		11,613
Investment Companies — 0.1%
Exor SpA	1,482	58,941
Investor AB, Class B	2,715	93,415
		152,356
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,748	48,365
Leisure Products — 0.1%
Brunswick Corp.	1,358	62,550
Sega Sammy Holdings, Inc.	1,500	38,130
		100,680
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	319	19,851
Machine Tools & Related Products — 0.1%
THK Co., Ltd.	3,500	87,209
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	431	40,152
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,475	65,844
SMC Corp.	200	50,328
		116,172
Machinery-Farming — 0.1%
AGCO Corp.	3,600	213,084
Machinery-General Industrial — 0.3%
Altra Industrial Motion Corp.	2,018	69,056
Chart Industries, Inc.†	985	94,205
DXP Enterprises, Inc.†	365	42,048
IDEX Corp.	3,000	221,550
Kadant, Inc.	1,116	45,220
Rheinmetall AG	412	25,418
		497,497
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	212	13,184
Marine Services — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	5,226	58,636
Ezion Holdings, Ltd.	46,200	81,274
		139,910
Medical Information Systems — 0.0%
athenahealth, Inc.†	125	16,812
Computer Programs & Systems, Inc.	228	14,093
		30,905
Medical Instruments — 0.3%
Abaxis, Inc.†	296	11,846
CONMED Corp.	1,839	78,158
DexCom, Inc.†	523	18,519
Intuitive Surgical, Inc.†	1,100	422,488
Thoratec Corp.†	490	17,934
		548,945
Medical Products — 0.3%
Accuray, Inc.†	2,591	22,568
Aspen Pharmacare Holdings, Ltd.	1,285	32,917
Coloplast A/S, Class B	2,131	141,078
Cyberonics, Inc.†	275	18,015
Globus Medical, Inc., Class A†	1,134	22,884

Greatbatch, Inc.†	2,308	102,106
Haemonetics Corp.†	540	22,750
Hill-Rom Holdings, Inc.	1,317	54,445
NxStage Medical, Inc.†	1,266	12,660
		429,423
Medical Sterilization Products — 0.0%
STERIS Corp.	593	28,494
Medical-Biomedical/Gene — 0.6%
Aegerion Pharmaceuticals, Inc.†	160	11,354
Ariad Pharmaceuticals, Inc.†	5,694	38,833
Cambrex Corp.†	3,432	61,192
Celgene Corp.†	3,600	608,256
Cubist Pharmaceuticals, Inc.†	1,178	81,129
Exact Sciences Corp.†	251	2,934
Incyte Corp., Ltd.†	345	17,467
Lexicon Pharmaceuticals, Inc.†	3,701	6,662
Medicines Co.†	1,285	49,627
Nanosphere, Inc.†	6,484	14,848
NewLink Genetics Corp.†	574	12,634
NPS Pharmaceuticals, Inc.†	922	27,992
PDL BioPharma, Inc.	791	6,676
Repligen Corp.†	1,284	17,514
Sequenom, Inc.†	4,210	9,851
United Therapeutics Corp.†	85	9,612
		976,581
Medical-Drugs — 5.4%
AbbVie, Inc.	13,500	712,935
ACADIA Pharmaceuticals, Inc.†	1,458	36,435
Actelion, Ltd.	1,220	103,051
Alkermes PLC†	811	32,975
Array BioPharma, Inc.†	2,656	13,307
Astellas Pharma, Inc.	1,300	76,906
AstraZeneca PLC	3,845	227,593
Auxilium Pharmaceuticals, Inc.†	1,362	28,248
Bayer AG	1,941	272,230
BioSpecifics Technologies Corp.†	510	11,052
Conatus Pharmaceuticals, Inc.†	387	2,496
Eli Lilly & Co.	8,484	432,684
Endo Health Solutions, Inc.†	1,073	72,385
GlaxoSmithKline PLC	8,166	217,915
Grifols SA ADR	1,084	39,154
Hisamitsu Pharmaceutical Co., Inc.	1,300	65,426
Insys Therapeutics, Inc.†	1,489	57,639
Jazz Pharmaceuticals PLC†	2,457	310,958
Johnson & Johnson	21,987	2,013,789
Merck & Co., Inc.	25,476	1,275,074
Novartis AG	2,180	173,999
Novo Nordisk A/S, Class B†	580	106,315
Orion Oyj, Class B	2,957	83,067
Pfizer, Inc.	56,023	1,715,985
Prestige Brands Holdings, Inc.†	1,417	50,729
Receptos, Inc.†	329	9,538
Richter Gedeon	1,725	35,118
Roche Holding AG	1,316	367,633
Salix Pharmaceuticals, Ltd.†	979	88,051
Sanofi	2,700	286,454
Shire PLC	651	30,745
Stada Arzneimittel AG	620	30,642
Sucampo Pharmaceuticals, Inc., Class A†	1,849	17,381
Takeda Pharmaceutical Co., Ltd.	600	27,490
		9,025,399
Medical-Generic Drugs — 0.0%
Actavis PLC†	100	16,800
Impax Laboratories, Inc.†	1,710	42,989
		59,789
Medical-HMO — 1.0%
Aetna, Inc.	10,600	727,054
Centene Corp.†	266	15,681
Health Net, Inc.†	3,143	93,253
Magellan Health Services, Inc.†	322	19,291
Triple-S Management Corp., Class B†	733	14,249
WellCare Health Plans, Inc.†	1,154	81,265
WellPoint, Inc.	8,400	776,076
		1,726,869
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,738	34,308
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,245	18,214
Amsurg Corp.†	918	42,155
		60,369
Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	9,600	641,376
McKesson Corp.	6,300	1,016,820
Sinopharm Group Co., Ltd.	10,800	30,920
Suzuken Co., Ltd.	1,100	35,566
		1,724,682
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B	2,595	137,096
LB Foster Co., Class A	738	34,900
NN, Inc.	2,817	56,875
		228,871
Metal-Diversified — 0.1%
Glencore Xstrata PLC	22,366	115,815
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,063	10,721
Vale SA ADR	1,861	28,380
		39,101
Miscellaneous Manufacturing — 0.1%
Trimas Corp.†	2,607	103,993
Motion Pictures & Services — 0.0%
CJ CGV Co., Ltd.	920	37,921
Multimedia — 0.6%
Demand Media, Inc.†	1,941	11,200
Naspers, Ltd., Class N	670	70,002
Viacom, Inc., Class B	10,900	952,006
		1,033,208
Networking Products — 0.1%
Anixter International, Inc.	776	69,716

Calix, Inc.†	1,012	9,756
Procera Networks, Inc.†	1,374	20,637
		100,109
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	3,683	59,701
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	9,226	214,966
Oil Companies-Exploration & Production — 2.1%
BG Group PLC	6,268	134,674
Cabot Oil & Gas Corp.	8,500	329,460
Callon Petroleum Co.†	6,692	43,699
Canadian Natural Resources, Ltd.	642	21,721
CNOOC, Ltd.	44,000	81,823
ConocoPhillips	18,140	1,281,591
EPL Oil & Gas, Inc.†	1,893	53,950
Genel Genergy PLC†	1,382	24,602
Gulfport Energy Corp.†	425	26,839
Kodiak Oil & Gas Corp.†	2,705	30,323
Occidental Petroleum Corp.	13,189	1,254,274
Rosetta Resources, Inc.†	413	19,840
Stone Energy Corp.†	1,298	44,898
Swift Energy Co.†	1,637	22,099
Unit Corp.†	649	33,501
Vaalco Energy, Inc.†	3,531	24,329
W&T Offshore, Inc.	1,156	18,496
Woodside Petroleum, Ltd.	2,368	82,250
		3,528,369
Oil Companies-Integrated — 2.2%
BP PLC	31,016	250,667
Chevron Corp.	1,943	242,700
Eni SpA	6,245	150,261
Exxon Mobil Corp.	11,393	1,152,972
Gazprom Neft OAO ADR	1,244	28,114
Lukoil OAO ADR	1,617	100,982
Pacific Rubiales Energy Corp.	2,123	36,654
Phillips 66	10,820	834,547
Repsol SA	2,880	72,584
Royal Dutch Shell PLC, Class A(Euronext)	2,010	71,631
Royal Dutch Shell PLC, Class A(BATS)	5,719	204,844
Royal Dutch Shell PLC, Class B	4,587	173,185
Statoil ASA	4,537	109,960
Suncor Energy, Inc.	1,114	39,054
Total SA	3,301	202,219
		3,670,374
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,200	131,916
Oil Refining & Marketing — 0.5%
Delek US Holdings, Inc.	2,290	78,799
PBF Energy, Inc.	2,500	78,650
Tesoro Corp.	3,200	187,200
Valero Energy Corp.	10,100	509,040
		853,689
Oil-Field Services — 1.6%
AMEC PLC	5,818	104,821
Baker Hughes, Inc.	8,200	453,132
Halliburton Co.	276	14,007
Helix Energy Solutions Group, Inc.†	1,207	27,978
Key Energy Services, Inc.†	5,138	40,590
MRC Global, Inc.†	3,500	112,910
Oceaneering International, Inc.	2,500	197,200
Oil States International, Inc.†	1,500	152,580
Petrofac, Ltd.	576	11,675
Schlumberger, Ltd.	16,200	1,459,782
SPT Energy Group, Inc.	50,000	29,726
Superior Energy Services, Inc.†	4,900	130,389
		2,734,790
Optical Supplies — 0.0%
Luxottica Group SpA	475	25,452
Staar Surgical Co.†	3,237	52,407
		77,859
Paper & Related Products — 0.1%
Domtar Corp.	800	75,472
KapStone Paper and Packaging Corp.†	358	19,998
UPM-Kymmene Oyj	5,712	96,496
		191,966
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	832	30,867
Petrochemicals — 0.1%
LG Chem, Ltd.	186	52,785
Mexichem SAB de CV	6,752	28,081
Ultrapar Participacoes SA	1,326	31,446
		112,312
Photo Equipment & Supplies — 0.1%
Konica Minolta, Inc.	10,000	99,611
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	302	10,063
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.	1,173	66,439
Schneider Electric SA	333	29,044
		95,483
Printing-Commercial — 0.1%
Deluxe Corp.	2,004	104,589
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,522	20,773
		125,362
Private Equity — 0.1%
3i Group PLC	15,142	96,562
Eurazeo SA	230	18,029
KKR & Co. LP	400	9,736
		124,327
Protection/Safety — 0.0%
Meritz Fire & Marine Insurance Co., Ltd.	2,020	28,998
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	8,500	251,430
Graham Holdings, Co., Class B	200	132,664
		384,094

Racetracks — 0.0%
Penn National Gaming, Inc.†	3,908	56,002
Real Estate Investment Trusts — 2.1%
AG Mortgage Investment Trust, Inc.	656	10,260
Agree Realty Corp.	1,131	32,822
American Capital Agency Corp.	8,300	160,107
ARMOUR Residential REIT, Inc.	3,511	14,079
Ashford Hospitality Prime, Inc.	826	15,033
Ashford Hospitality Trust, Inc.	4,131	34,205
AvalonBay Communities, Inc.	2,700	319,221
CBL & Associates Properties, Inc.	1,465	26,311
Chimera Investment Corp.	22,800	70,680
CoreSite Realty Corp.	381	12,264
CYS Investments, Inc.	2,072	15,353
Dexus Property Group	86,684	77,787
Education Realty Trust, Inc.	4,063	35,836
EPR Properties	611	30,037
Federal Realty Investment Trust	1,400	141,974
First Industrial Realty Trust, Inc.	1,328	23,174
Geo Group, Inc.	927	29,868
Glimcher Realty Trust	2,575	24,102
GPT Group	25,996	78,920
Hammerson PLC	6,443	53,560
Hibernia REIT PLC†	32,597	52,467
Invesco Mortgage Capital, Inc.	1,076	15,796
Investors Real Estate Trust	2,993	25,680
iStar Financial, Inc.†	2,479	35,375
Kilroy Realty Corp.	1,700	85,306
Lexington Realty Trust	5,662	57,809
LTC Properties, Inc.	1,608	56,907
MFA Financial, Inc.	3,530	24,922
National Health Investors, Inc.	850	47,685
Omega Healthcare Investors, Inc.	729	21,724
One Liberty Properties, Inc.	1,451	29,209
PS Business Parks, Inc.	815	62,282
Public Storage	3,000	451,560
Ramco-Gershenson Properties Trust	1,662	26,160
Rayonier, Inc.	2,700	113,670
Select Income REIT	1,067	28,531
Shopping Centres Australasia Property Group	7,715	10,643
Simon Property Group, Inc.	6,500	989,040
Sovran Self Storage, Inc.	265	17,270
Starwood Property Trust, Inc.	823	22,797
Summit Hotel Properties, Inc.	3,693	33,237
Universal Health Realty Income Trust	380	15,223
Westfield Group	6,407	57,723
		3,486,609
Real Estate Management/Services — 0.2%
BR Malls Participacoes SA	3,095	22,367
HFF, Inc., Class A†	3,601	96,687
Mitsubishi Estate Co., Ltd.	2,000	59,729
Regus PLC	12,524	45,045
WP Carey, Inc.	1,200	73,620
		297,448
Real Estate Operations & Development — 0.2%
Bekasi Fajar Industrial Estate Tbk PT†	638,500	23,347
China Overseas Grand Oceans Group, Ltd.	23,000	21,890
China Overseas Land & Investment, Ltd.	10,000	28,113
Hemaraj Land and Development PCL	293,000	26,215
Hong Kong Land Holdings, Ltd.	2,000	11,800
Sun Hung Kai Properties, Ltd.	1,000	12,690
Surya Semesta Internusa Tbk PT	98,500	4,532
Tokyu Fudosan Holdings Corp.†	14,900	140,072
Wheelock & Co., Ltd.	24,000	110,339
		378,998
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	1,654	24,413
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	370	27,835
Retail-Apparel/Shoe — 0.8%
American Eagle Outfitters, Inc.	9,800	141,120
ANN, Inc.†	1,454	53,158
Ascena Retail Group, Inc.†	1,271	26,894
Brown Shoe Co., Inc.	777	21,865
Buckle, Inc.	463	24,335
Coach, Inc.	7,487	420,245
Destination Maternity Corp.	2,195	65,587
Gap, Inc.	8,000	312,640
Genesco, Inc.†	537	39,233
Men’s Wearhouse, Inc.	456	23,293
Next PLC	2,257	203,693
		1,332,063
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	2,400	265,632
Retail-Automobile — 0.1%
China ZhengTong Auto Service Holdings, Ltd.†	51,500	33,008
Sonic Automotive, Inc., Class A	4,692	114,860
		147,868
Retail-Building Products — 1.7%
Home Depot, Inc.	18,500	1,523,290
Kingfisher PLC	4,100	26,119
Lowe’s Cos., Inc.	24,100	1,194,155
Lumber Liquidators Holdings, Inc.†	197	20,269
Tile Shop Holdings, Inc.†	1,732	31,297
		2,795,130
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,070	52,708
Retail-Consumer Electronics — 0.0%
GOME Electrical Appliances Holdings, Ltd.	74,000	13,647
Retail-Convenience Store — 0.0%
CP ALL PCL	31,200	39,878
Retail-Discount — 0.0%
Big Lots, Inc.†	1,328	42,881
HSN, Inc.	510	31,773
		74,654
Retail-Drug Store — 1.5%
CVS Caremark Corp.	34,600	2,476,322

Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	630	14,540
Retail-Hypermarkets — 0.0%
Puregold Price Club, Inc.	54,300	46,369
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A	1,288	128,215
Cie Financiere Richemont SA ADR†	2,338	23,309
Swatch Group AG	143	94,500
		246,024
Retail-Major Department Stores — 0.0%
Matahari Department Store Tbk PT†	44,500	40,222
Sears Hometown and Outlet Stores, Inc.†	794	20,247
		60,469
Retail-Misc./Diversified — 0.1%
CST Brands, Inc.	4,044	148,496
Five Below, Inc.†	245	10,584
GS Home Shopping, Inc.	140	40,739
Woolworths Holdings, Ltd.	4,483	31,902
		231,721
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	3,400	247,350
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,404	60,597
Retail-Regional Department Stores — 0.3%
Macy’s, Inc.	9,600	512,640
Retail-Restaurants — 0.1%
Alsea SAB de CV	13,625	42,576
Papa John’s International, Inc.	1,120	50,848
Popeyes Louisiana Kitchen, Inc.	889	34,227
Ruby Tuesday, Inc.†	5,390	37,353
		165,004
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†	2,135	25,278
Retail-Vision Service Center — 0.0%
Jin Co., Ltd.	700	29,579
Rubber-Tires — 0.2%
Bridgestone Corp.	500	18,897
Continental AG	981	215,120
Cooper Tire & Rubber Co.	887	21,323
		255,340
Satellite Telecom — 0.2%
EchoStar Corp., Class A†	3,986	198,184
Iridium Communications, Inc.†	2,986	18,692
Loral Space & Communications, Inc.†	557	45,106
		261,982
Savings & Loans/Thrifts — 0.3%
BofI Holding, Inc.†	921	72,234
First Niagara Financial Group, Inc.	29,600	314,352
Flushing Financial Corp.	1,384	28,649
Heritage Financial Group, Inc.	1,177	22,657
Pacific Premier Bancorp, Inc.†	1,308	20,588
		458,480
Schools — 0.2%
Bright Horizons Family Solutions, Inc.†	906	33,286
Estacio Participacoes SA	3,500	30,279
Grand Canyon Education, Inc.†	354	15,434
ITT Educational Services, Inc.†	4,182	140,432
New Oriental Education & Technology Group ADR	1,660	52,290
		271,721
Security Services — 0.2%
ADT Corp.	7,700	311,619
Ascent Capital Group, Inc., Class A†	161	13,775
LifeLock, Inc.†	841	13,801
		339,195
Semiconductor Components-Integrated Circuits — 0.4%
Advanced Semiconductor Engineering, Inc.	32,000	29,741
Cirrus Logic, Inc.†	1,920	39,226
Marvell Technology Group, Ltd.	30,700	441,466
NXP Semiconductor NV†	172	7,900
Taiwan Semiconductor Manufacturing Co., Ltd.	32,039	113,413
		631,746
Semiconductor Equipment — 0.2%
ASML Holding NV	1,233	115,412
Entegris, Inc.†	3,299	38,268
Lam Research Corp.†	500	27,225
Magnachip Semiconductor Corp.†	3,215	62,693
Photronics, Inc.†	3,145	28,399
Tokyo Electron, Ltd.	1,700	92,983
Ultra Clean Holdings, Inc.†	3,047	30,561
		395,541
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	989	78,497
Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	1,700	128,928
Voestalpine AG	2,772	133,203
		262,131
Sugar — 0.0%
Suedzucker AG	2,191	59,138
Telecom Services — 0.2%
Inteliquent, Inc.	1,662	18,980
Jazztel PLC†	1,327	14,201
Tele2 AB, Series B	3,305	37,434
Telecity Group PLC	1,458	17,516
Telenor ASA	3,854	91,881
USA Mobility, Inc.	1,613	23,034
Ziggo NV	1,300	59,375
		262,421
Telecommunication Equipment — 0.0%
Alcatel-Lucent†	3,903	17,493
ARRIS Group, Inc.†	612	14,912
Plantronics, Inc.	267	12,402
ShoreTel, Inc.†	1,863	17,289
		62,096
Telephone-Integrated — 1.5%
BT Group PLC	26,967	169,425

Deutsche Telekom AG	6,925	118,417
Frontier Communications Corp.	7,245	33,689
IDT Corp., Class B	1,132	20,229
KDDI Corp.	200	12,288
Orange SA	6,231	77,148
SoftBank Corp.	2,800	244,611
TDC A/S	3,785	36,714
Telefonica SA	5,910	96,223
Telstra Corp., Ltd.	25,899	121,407
Verizon Communications, Inc.	33,582	1,650,220
		2,580,371
Television — 0.4%
Atresmedia Corp. de Medios di Communication	2,645	43,737
ITV PLC	40,531	130,208
Liberty Media Corp.†	2,700	395,415
LIN Media LLC†	1,420	40,768
Sinclair Broadcast Group, Inc., Class A	2,620	93,613
		703,741
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,864	29,433
Theaters — 0.0%
Carmike Cinemas, Inc.†	1,415	39,394
Therapeutics — 0.1%
Isis Pharmaceuticals, Inc.†	425	16,932
Questcor Pharmaceuticals, Inc.	929	50,584
Threshold Pharmaceuticals, Inc.†	3,053	14,258
		81,774
Tobacco — 0.2%
British American Tobacco PLC	3,638	195,068
Japan Tobacco, Inc.	6,100	198,101
Philip Morris International, Inc.	84	7,319
		400,488
Toys — 0.1%
Namco Bandai Holdings, Inc.	3,900	86,436
Nintendo Co., Ltd.	100	13,304
		99,740
Transactional Software — 0.0%
Amadeus IT Holding SA, Class A	141	6,034
Bottomline Technologies de, Inc.†	417	15,079
VeriFone Systems, Inc.†	1,093	29,314
		50,427
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	2,545	83,578
Transport-Marine — 0.1%
Diana Shipping, Inc.†	2,261	30,049
StealthGas, Inc.†	7,029	71,625
		101,674
Transport-Rail — 0.1%
Central Japan Railway Co.	1,400	164,581
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	46,000	73,268
Deutsche Post AG	2,079	75,792
Matson, Inc.	485	12,663
Universal Truckload Services, Inc.	162	4,943
		166,666
Transport-Truck — 0.2%
Con-way, Inc.	1,782	70,763
Quality Distribution, Inc.†	6,748	86,577
Swift Transportation Co.†	4,554	101,144
Yamato Holdings Co., Ltd.	3,300	66,621
		325,105
Travel Services — 0.1%
Hana Tour Service, Inc.	637	39,053
Thomas Cook Group PLC†	9,802	27,139
TUI Travel PLC	7,854	53,727
		119,919
Veterinary Diagnostics — 0.1%
VCA Antech, Inc.†	2,500	78,400
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	282	21,314
Water — 0.1%
Beijing Enterprises Water Group, Ltd.	48,000	30,146
United Utilities Group PLC	7,479	83,164
Veolia Environnement SA	1,805	29,438
		142,748
Water Treatment Systems — 0.0%
Coway Co., Ltd.	1,121	70,531
Web Hosting/Design — 0.0%
NIC, Inc.	833	20,717
Web Portals/ISP — 0.8%
AOL, Inc.†	10,300	480,186
Baidu, Inc. ADR†	158	28,105
Blucora, Inc.†	2,237	65,231
Google, Inc., Class A†	446	499,837
NAVER Corp.	56	38,418
SINA Corp.†	400	33,700
United Internet AG	1,974	83,967
Yandex NV, Class A†	1,183	51,046
		1,280,490
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	651	11,653
CalAmp Corp.†	2,038	57,003
RF Micro Devices, Inc.†	10,433	53,834
Ruckus Wireless, Inc.†	1,711	24,296
Ubiquiti Networks, Inc.†	1,074	49,361
		196,147
Total Common Stocks (cost $103,484,012)		128,405,970
CONVERTIBLE PREFERRED SECURITies — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%† (cost $24,507)	26	0

PREFERRED SECURITIES — 0.2%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	19,641
Banks-Commercial — 0.0%
Itau Unibanco Holding SA ADR	2,556	34,685
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A	437	11,056
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*(6)	33	31,518
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	32	30,716
Electronic Measurement Instruments — 0.0%
Sartorius AG	209	24,876
Insurance-Multi-line — 0.0%
Unipol Gruppo Finanziario SpA	3,178	16,045
Metal-Iron — 0.0%
Vale SA ADR	1,257	17,611
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	2,228	32,729
Surgutneftegas OAO	75,198	59,215
		91,944
Real Estate Investment Trusts — 0.0%
EPR Properties 5.75%	995	20,348
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	317	36,767
Total Preferred Securities (cost $334,735)		335,207
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.24% due 06/15/2037	$105,000	79,328
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/17(2)	10,000	9,625
Banks-Super Regional — 0.0%
Fifth Third Bancorp 5.10% due 04/30/2023(2)	9,000	7,965
Diversified Banking Institutions — 0.1%
GMAC Capital Trust I FRS Series 2 8.13% due 02/15/2040	900	24,066
JP Morgan Chase Capital XXIII FRS 1.24% due 05/15/2077	138,000	99,360
		123,426
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	97,200
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS 6.97% due 06/01/2067	40,000	40,983
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	50,000	51,563
		92,546
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	35,797
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS 5.91% due 11/30/2035	100,000	103,000
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	58,275
MetLife, Inc. 6.40% due 12/15/2066	45,000	46,237
		104,512
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	10,000	10,750
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	10,300
		21,050
Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/2067	60,000	61,633
Total Preferred Securities/Capital Securities (cost $699,087)		736,082
ASSET BACKED SECURITIES — 1.2%
Diversified Financial Services — 1.2%
American Home Mtg. Assets Trust FRS Series 2006-5, Class A1 1.06% due 11/25/2046	85,961	43,628
Banc of America Commercial Mtg. Trust Series 2006-5, Class A3 5.39% due 09/10/2047(3)	18,000	18,378
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.04% due 11/10/2042*(3)(4)	2,485,783	435
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.70% due 11/10/2041*(3)(4)(6)	627,104	2,718
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A4 5.17% due 11/10/2042(3)	45,329	46,034
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-5, Class B 5.22% due 10/10/2045(3)	100,000	102,522
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.17% due 12/11/2049*(3)(4)(6)	1,160,826	11,080
COMM 2006-C8 Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(3)	34,000	37,141

Commercial Mtg. Pass Through Certs. VRS Series 2013-CR11, Class D 5.17% due 10/10/2046*(3)(6)	53,000	46,791
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.16% due 12/10/2046*(3)(4)(6)	2,365,910	32,098
Countrywide Alternative Loan Trust Series 2006-5T2, Class A7 6.00% due 04/25/2036(5)	46,253	37,513
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(3)	15,000	15,838
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2002-CP5, Class G 5.88% due 12/15/2035*(3)(6)	140,000	132,985
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.19% due 02/15/2040*(3)(4)(6)	680,865	6,322
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.57% due 09/15/2039*(3)(4)(6)	399,348	5,613
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(3)	4,377	4,369
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 6.00% due 09/15/2039(3)	41,804	41,837
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.44% due 05/15/2038*(3)(4)	36,163	0
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 1.00% due 07/10/2045*(3)(4)	6,424,674	15,464
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.60% due 05/10/2043*(3)(4)	1,528,301	9,674
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.30% due 07/15/2029(3)(4)	150,072	3,831
GS Mtg. Securities Corp. II VRS Series 2005-GG4, Class B 4.84% due 07/10/2039(3)	49,000	48,844
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.34% due 09/12/2037*(3)(4)(6)	1,337,937	7,039
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.06% due 01/15/2046*(3)(6)	45,000	36,950
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.08% due 03/15/2046(3)	158,000	162,679
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.12% due 07/15/2041(3)	55,019	55,607
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2003-CB6, Class E 5.84% due 07/12/2037*(3)(6)	140,000	146,935
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A2 5.79% due 06/15/2049(3)	19,673	19,822
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 5.93% due 02/15/2051(3)	50,858	51,314
LB-UBS Commercial Mtg. Trust 2005-C7 VRS Series 2005-C7, Class C 5.35% due 11/15/2040(3)	50,000	50,904
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.21% due 11/15/2040*(3)(4)	3,532,035	12,733
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.35% due 04/15/2040*(3)(4)(6)	2,648,968	8,053
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(3)	28,000	28,294
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.15% due 04/15/2041(3)	69,000	78,194
Merrill Lynch Alternative Note Asset Trust FRS Series 2007-OAR2, Class A1 0.34% due 04/25/2037(5)	86,096	76,267
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.59% due 06/12/2043*(3)(4)(6)	1,545,298	10,428
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(3)	33,000	35,799
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.96% due 05/15/2044*(3)(6)(7)	134,118	11,306
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.10% due 12/15/2016*(3)(6)(7)	170,543	15,707
Morgan Stanley Bank of America Merrill Lynch Trust VRS MSBAM 2013-C11 D 4.42% due 08/15/2046*(3)(6)	57,000	48,338

Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(3)	130,000	137,399
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(3)	39,560	39,972
Morgan Stanley Capital I, Inc. VRS Series 2007-HQ12, Class A2FX 5.60% due 04/12/2049(3)	57,293	58,036
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(3)	28,080	28,133
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(3)	54,792	54,710
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.32% due 04/15/2042*(3)(4)(6)	3,928,723	12,521
Wells Fargo Commercial Mtg. Trust VRS Series 2013-LC12, Class D 4.30% due 07/15/2046*(3)(6)	59,000	48,506
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class D 4.63% due 03/15/2046*(3)(6)	55,000	47,217
Total Asset Backed Securities (cost $2,452,808)		1,945,978
U.S. CORPORATE BONDS & NOTES — 8.2%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	20,000	20,500
Advertising Services — 0.0%
Griffey Intermediate, Inc./Griffey Finance Sub. LLC Senior Notes 7.00% due 10/15/2020*	20,000	15,850
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/2017	20,000	21,575
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	40,000	40,600
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	10,975
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	5,000	5,375
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	30,000	32,175
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	20,000	19,400
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	5,000	4,889
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	4,855
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,680
		123,949
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/2021	10,000	9,789
Airlines — 0.0%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/2017	13,328	14,011
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	3,316	3,813
Delta Air Lines 2010-1 Class A Pass Through Trust Pass Through Certs. Series 2010-1A 6.20% due 07/02/2018	3,792	4,228
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/2022	10,743	11,388
United Continental Holdings, Inc. Company Guar. Notes 6.00% due 12/01/2020	15,000	14,962
		48,402
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	35,000	37,975
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	25,000	27,313
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	83,692
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	30,000	31,050

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	45,000	51,187
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	36,000	37,035
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*(6)	20,000	21,050
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	20,000	21,850
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	15,000	16,050
Titan International, Inc. Senior Sec. Notes 6.88% due 10/01/2020*	10,000	10,425
TRW Automotive, Inc. Company Guar. Notes 4.45% due 12/01/2023*(6)	15,000	14,550
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	5,000	5,050
		177,197
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(8)(15)	20,000	14,300
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	25,000	24,375
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	10,000	9,625
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	20,000	21,450
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	20,000	21,250
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	26,813
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	35,000	39,331
		142,844
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	25,000	24,875
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 10.13% due 02/15/2015*	15,000	16,350
		41,225
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,663
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	10,000	10,675
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	45,000	51,075
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	58,630
		125,043
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	26,000	38,027
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	45,000	45,900
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	25,000	25,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	45,000	47,306
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	10,000	10,700
		129,156
Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.75% due 12/21/2031*	10,000	10,825
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	15,000	16,125
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	30,000	32,400
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	15,000	15,600
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	25,000	27,813
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	22,150

Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	35,000	38,631
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	17,000	20,988
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	22,400
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*(6)	5,000	5,200
USG Corp. Senior Notes 9.75% due 01/15/2018	20,000	23,650
		235,782
Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	35,000	33,075
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	15,000	14,475
		47,550
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/2017*	30,000	34,050
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	20,000	21,050
Building-Residential/Commercial — 0.2%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021*	10,000	10,400
Beazer Homes USA, Inc. Company Guar. Notes 7.25% due 02/01/2023	5,000	5,000
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	10,000	11,150
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	30,000	30,525
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	15,000	16,106
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	10,000	9,275
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	45,000	48,712
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	30,000	34,500
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	15,000	15,413
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	10,000	10,425
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	10,000	9,725
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	29,000	31,900
		233,131
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	20,000	22,325
Cablevision Systems Corp. Senior Notes 8.00% due 12/31/2020	10,000	11,175
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	60,000	69,900
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,275
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	10,000	9,338
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	25,000	25,687
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	20,600
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	25,000	26,344
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	15,000	16,237

Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	11,664
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	20,000	21,550
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,500
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	40,000	45,800
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	15,900
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	5,000	5,607
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	9,417
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	20,000	19,944
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	35,000	38,850
		406,113
Casino Hotels — 0.2%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 9.00% due 02/15/2020	60,000	58,350
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	80,000	81,400
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	5,000	5,288
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	15,000	16,050
MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	11,000
MGM Resorts International Company Guar. Notes 7.63% due 01/15/2017	25,000	28,437
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	16,763
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	17,587
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	84,178
Sugarhouse HSP Gaming Senior Sec. Notes 6.38% due 06/01/2021*	5,000	4,825
		323,878
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	20,000	20,900
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	47,211
MetroPCS Wireless, Inc. Company Guar. Notes 6.25% due 04/01/2021*	25,000	25,938
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	35,000	36,137
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	10,000	10,825
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	15,000	16,106
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	40,000	43,000
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	35,000	40,512
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	72,300
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	35,000	38,237
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018*	10,000	10,525
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	5,000	5,088
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,525
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	5,000	5,188
		361,592
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	15,000	14,362

Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	35,000	37,275
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	5,000	5,238
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	23,459
		80,334
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	35,000	39,725
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	15,000	15,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	20,000	20,775
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	15,000	14,963
		51,113
Chemicals-Specialty — 0.2%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	44,000	41,800
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	4,595
Eastman Chemical Co. Senior Notes 3.60% due 08/15/2022	20,000	19,201
Ferro Corp. Senior Notes 7.88% due 08/15/2018	40,000	42,200
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	30,000	29,550
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	25,000	27,656
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	25,000	28,250
PQ Corp. Sec. Notes 8.75% due 05/01/2018*	20,000	21,800
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	20,000	20,400
		235,452
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	20,000	17,100
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	40,000	42,150
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	35,000	37,887
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	20,000	21,300
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	20,000	22,500
		140,937
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	20,000	20,150
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(9)	7,000	7,052
Emergency Medical Services Corp.
Company Guar. Notes
8.13% due 06/01/2019	16,000	17,340
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	20,000	20,500
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	10,000	11,150
PHH Corp. Senior Notes 7.38% due 09/01/2019	20,000	21,350
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	5,000	5,313
		102,855
Commercial Services-Finance — 0.1%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(9)	30,000	30,562
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	20,000	21,925
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	25,000	25,875
		78,362

Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	15,000	15,750
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	35,000	38,150
		53,900
Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	25,000	20,886
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,725
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*(6)	15,000	15,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	15,000	15,300
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	20,000	21,525
		51,975
Containers-Metal/Glass — 0.0%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(9)	25,000	26,563
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	25,000	23,375
		49,938
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	20,000	21,450
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	30,000	34,725
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,325
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	10,000	9,715
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	15,000	15,039
Rock Tenn Co. Company Guar. Notes 4.90% due 03/01/2022	16,000	16,470
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	15,000	14,587
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	20,000	21,500
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	28,586
		167,397
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	30,000	32,700
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	30,000	29,588
		62,288
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,298
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	10,000	10,675
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	70,000	74,462
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	15,000	16,556
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021*(6)	30,000	31,650
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021*(6)	5,000	5,275
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	40,000	46,950
		199,866
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	35,000	37,800
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/2018	40,000	36,000

Distribution/Wholesale — 0.0%
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	21,550
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	25,000	29,844
		51,394
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	25,000	27,875
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	23,300
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	20,000	23,600
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	20,000	23,975
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	20,000	21,500
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,142
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	25,000	28,667
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,013
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	45,000	54,809
		218,881
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	30,000	25,125
Diversified Manufacturing Operations — 0.0%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	35,000	40,206
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	17,874
		58,080
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 5.50% due 10/18/2023	25,000	24,985
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,236
Electric Products-Misc. — 0.0%
GrafTech International, Ltd. Company Guar. Notes 6.38% due 11/15/2020	20,000	20,500
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021*(6)	5,000	5,000
		25,500
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*(6)	20,000	17,489
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	10,000	9,350
AES Corp. Senior Notes 7.38% due 07/01/2021	40,000	45,100
AES Corp. Senior Notes 8.00% due 10/15/2017	110,000	129,250
		183,700
Electric-Integrated — 0.3%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	20,897
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	4,788
Beaver Valley Funding Senior Sec. Notes 9.00% due 06/01/2017	6,000	6,034
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	28,350
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,157
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	28,613
DPL, Inc. Senior Notes 6.50% due 10/15/2016	40,000	43,300
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	23,278
Energy Future Intermediate Holding Co LLC/EFIH Finance Inc Senior Sec. Notes 10.00% due 12/01/2020*	67,000	71,020

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	26,000	27,625
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 12.25% due 03/01/2022*	25,000	29,375
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	9,756	10,205
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	28,402
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	5,808
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	12,060
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	22,048
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	11,577
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	17,884
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	21,896
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,781
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	15,000	11,025
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	32,078
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	4,557
		475,758
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/2016*	20,000	22,133
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,751
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,090
		58,974
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	15,000	15,188
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	15,000	17,025
		32,213
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,963
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	20,000	21,700
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	15,000	16,875
Infor US, Inc.
Company Guar. Notes
11.50% due 07/15/2018	10,000	11,525
		50,100
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/2017	20,000	21,150
Finance-Auto Loans — 0.0%
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	12,000	12,150
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*	8,000	8,000
General Motors Financial Co., Inc. Senior Notes 4.25% due 05/15/2023*	5,000	4,756
		24,906
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,475
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	10,000	10,650
		28,125

Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017	30,000	34,817
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	47,895
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	40,000	42,950
		125,662
Finance-Mortgage Loan/Banker — 0.0%
Walter Investment Management Corp. Company Guar. Notes 7.88% due 12/15/2021*(6)	15,000	15,188
Finance-Other Services — 0.1%
Affinion Investments LLC Company Guar. Notes 13.50% due 08/15/2018*(6)	10,200	10,149
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Senior Notes 6.00% due 08/01/2020*	15,000	15,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/2016	20,000	20,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/2018	25,000	26,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	10,000	10,175
		82,174
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	40,000	44,200
Wells Enterprises Inc. Senior Sec. Notes 6.75% due 02/01/2020*	5,000	5,075
		49,275
Food-Flour & Grain — 0.0%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	15,000	16,050
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,200
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	10,000	10,850
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	20,000	21,200
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	5,000	5,237
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	5,000	5,125
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/2016	15,000	16,744
		64,356
Food-Misc./Diversified — 0.1%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	10,000	9,600
Campbell Soup Co. Senior Debentures 8.88% due 05/01/2021	15,000	19,180
Hawk Acquisition Sub, Inc.
Senior Sec. Notes
4.25% due 10/15/2020*	25,000	24,187
Kraft Foods Group Inc. Senior Notes 6.50% due 02/09/2040	78,000	90,964
		143,931
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 6.15% due 01/15/2020	15,000	17,096
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022*	5,000	5,062
Service Corp. International Senior Notes 6.75% due 04/01/2016	85,000	92,650
Service Corp. International Senior Notes 7.00% due 05/15/2019	15,000	16,050
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/2019	25,000	26,500
		140,262
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	15,000	14,738

Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	25,000	27,062
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	20,000	21,350
		63,150
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	10,000	12,815
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	10,000	10,375
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/2016	100,000	113,000
		123,375
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	60,000	69,000
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/2019	15,000	16,875
		85,875
Hotels/Motels — 0.1%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	25,000	26,312
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023	5,000	4,875
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	40,000	42,600
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	22,000	23,265
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,168
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,070
		116,290
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	24,000	25,920
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*(6)	5,000	4,887
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*(6)	5,000	5,125
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	51,000	55,845
Dynegy Holdings LLC Escrow Notes 7.75% due 06/01/2019†(7)	50,000	63
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	10,000	11,325
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	35,000	38,850
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	94,137
		210,232
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	25,000	25,688
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	18,826
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	41,818
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,443
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	19,384
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	18,516
		108,987
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	32,077
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	10,000	11,204
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	25,000	28,117

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	15,000	17,850
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	30,211
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	18,399
		137,858
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	35,000	38,212
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	64,488
		102,700
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	19,124
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	22,515
Internet Infrastructure Equipment — 0.0%
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 6.38% due 11/15/2022	10,000	10,350
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	10,000	10,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,450
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	15,000	15,000
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	20,000	20,050
		61,000
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/2017	27,000	28,890
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	35,000	36,181
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	5,000	5,350
		41,531
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	10,000	10,100
Medical Information Systems — 0.0%
Healthcare Technology Intermediate, Inc. Senior Notes 7.38% due 09/01/2018*(9)	15,000	15,600
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	10,000	10,625
		26,225
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,322
Quest Diagnostics, Inc.
Company Guar. Notes
6.95% due 07/01/2037	20,000	22,068
		30,390
Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	30,000	31,500
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	15,000	15,450
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	20,000	21,000
		67,950
Medical-Drugs — 0.1%
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*(6)	10,000	10,050
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*(6)	10,000	10,250

Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/2017*	5,000	5,325
Valeant Pharmaceuticals International Senior Notes 6.75% due 08/15/2018*	25,000	27,469
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	15,000	16,050
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	5,000	5,387
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	5,000	5,269
		79,800
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 2.60% due 06/24/2018*(6)	5,000	5,003
Par Pharmaceutical Cos., Inc. Company Guar. Notes 7.38% due 10/15/2020	30,000	31,012
		36,015
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/2016	10,000	11,177
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	17,669
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	25,000	27,816
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	45,000	48,488
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	30,000	33,000
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	20,000	18,892
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,338
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	25,000	23,105
		195,485
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021*(6)	20,000	20,500
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	35,000	37,275
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	20,000	20,650
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	10,000	10,850
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	85,000	93,394
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	5,000	5,488
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	20,000	21,200
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	20,000	18,800
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	10,000	9,475
Tenet Healthcare Corp.
Senior Sec. Notes
6.00% due 10/01/2020*	10,000	10,437
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	38,762
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	20,000	22,400
		309,231
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 6.00% due 10/15/2021*(6)	25,000	25,438
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	25,000	26,875
		52,313
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp. Company Guar. Notes 5.63% due 11/30/2020	20,000	20,800
Multimedia — 0.1%
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	20,000	22,992
News America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	23,428

News America, Inc. Company Guar. Debentures 7.75% due 12/01/2045	10,000	12,636
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,261
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	19,000	21,853
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	6,000	6,537
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	57,779
		158,486
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	10,000	10,550
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/2018	5,000	5,296
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	16,878
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,351
		27,525
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	15,000	16,013
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	10,000	10,600
Hercules Offshore, Inc. Company Guar. Notes 8.75% due 07/15/2021*	10,000	11,150
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	61,065
		98,828
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	10,000	11,141
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*(6)	15,000	15,150
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	23,000	24,150
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/2017*	20,000	21,450
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	45,000	48,712
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	20,000	21,700
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	25,000	28,250
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	5,000	5,150
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	30,000	31,425
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	10,000	10,325
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	10,000	10,300
Concho Resources, Inc.
Company Guar. Notes
6.50% due 01/15/2022	30,000	32,475
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,069
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	45,000	46,744
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	5,325
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	45,000	49,556
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	17,214
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	40,000	46,150
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,763
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	11,200
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(9)(17)	16,337	16,786

EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	60,000	57,000
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	35,000	36,400
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	30,000	31,950
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	50,000	50,500
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	18,770
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/2019	40,000	44,700
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	30,000	30,300
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016†(8)	30,000	22,500
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	25,750
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	20,000	20,950
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*	15,000	15,900
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	15,975
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	69,000	76,005
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	10,000	9,825
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,237
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	15,000	14,963
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	40,000	42,800
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*	55,000	59,950
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	10,000	10,475
SM Energy Co. Senior Notes 6.50% due 11/15/2021	10,000	10,600
SM Energy Co. Senior Notes 6.50% due 01/01/2023	5,000	5,244
SM Energy Co. Senior Notes 6.63% due 02/15/2019	15,000	15,938
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	25,000	26,375
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	45,000	46,575
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	35,000	37,362
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,000
		1,222,079
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Senior Notes 6.25% due 10/01/2021*	20,000	21,000
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	24,530
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*(6)	15,000	15,300
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	20,000	19,600
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	15,000	16,087
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	35,000	35,875
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,653
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	5,404
		97,919
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,279
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	12,662

International Paper Co. Senior Notes 7.95% due 06/15/2018	11,000	13,362
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,886
International Paper Co. Senior Notes 9.38% due 05/15/2019	29,000	38,039
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	5,000	5,801
		127,029
Petrochemicals — 0.0%
Sawgrass Merger Sub, Inc. Sec. Notes 8.75% due 12/15/2020*	20,000	21,250
Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	40,000	38,600
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	10,000	10,700
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	22,000	23,430
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	45,000	47,306
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	20,903
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	17,868
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	85,000	96,104
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	35,000	35,527
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	30,000	38,499
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,484
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	17,000	19,083
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	15,792
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	16,121
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	18,835
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*(6)	5,000	4,925
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	20,000	18,200
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	15,000	14,625
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/01/2018	10,000	11,283
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/2021	15,000	15,549
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	14,000	15,011
Williams Cos., Inc.
Senior Notes
7.88% due 09/01/2021	9,000	10,378
		500,223
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	15,000	17,835
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	23,747
		41,582
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	15,000	15,600
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	10,000	10,125
		25,725
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	10,000	9,725

Racetracks — 0.1%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021*(6)	10,000	10,175
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018*(6)	15,000	15,337
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*(6)	25,000	25,000
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021*(6)	15,000	14,813
		65,325
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	20,000	21,100
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	30,000	33,975
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	5,000	5,050
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	25,000	25,500
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*(6)	10,000	10,825
		96,450
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	28,815
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	5,000	4,993
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	10,000	9,800
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	5,000	4,713
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	43,238
Duke Realty LP Senior Notes 6.50% due 01/15/2018	10,000	11,428
Duke Realty LP Senior Notes 6.75% due 03/15/2020	5,000	5,776
EPR Properties Senior Notes 5.25% due 07/15/2023	15,000	14,654
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	15,000	14,099
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/2017	20,000	22,024
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,085
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,266
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	15,000	20,475
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	15,000	16,537
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	25,875
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,700
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	16,294
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/2022	10,000	9,392
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,036
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,323
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,191
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	24,473
		332,187
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	10,000	10,700
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,612
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/2019*	10,000	10,975

Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	5,000	5,613
		36,900
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	20,000	20,800
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(6)	50,000	2
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	15,000	15,994
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	10,000	9,688
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	10,000	11,725
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	45,000	46,897
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	10,000	10,362
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	15,000	15,487
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	15,000	16,181
Rent-A-Center, Inc. Company Guar. Notes 4.75% due 05/01/2021	15,000	14,081
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	15,000	16,669
		157,084
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(9)	10,000	10,575
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	20,000	22,500
		33,075
Resorts/Theme Parks — 0.0%
Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021	15,000	14,813
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	5,000	5,425
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	20,000	19,550
		39,788
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	25,000	28,156
Chinos Intermediate Holdings, Inc. Senior Notes 7.75% due 05/01/2019*(6)(9)	10,000	10,225
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	20,000	20,450
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	45,000	49,388
		108,219
Retail-Arts & Crafts — 0.0%
Michaels FinCo, Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(9)	15,000	15,600
Michaels Stores, Inc.
Company Guar. Notes
11.38% due 11/01/2016	20,000	20,475
		36,075
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	9,596
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	10,000	10,738
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	25,000	28,937
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	20,000	20,450
		60,125
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	73,478	87,592
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	10,000	11,250

Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	25,000	28,687
		127,529
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(9)	10,000	10,463
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	30,000	31,387
		41,850
Retail-Jewelry — 0.0%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	5,000	4,825
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/2019	20,000	20,600
Claire’s Stores, Inc. Senior Sec. Notes 9.00% due 03/15/2019*	30,000	32,550
		57,975
Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 2.50% due 05/15/2023	11,000	9,958
Retail-Misc./Diversified — 0.0%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023	30,000	28,950
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	20,000	21,450
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(9)	15,000	15,300
		36,750
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	10,000	10,075
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	12,000	12,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	5,000	4,929
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	4,771
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	6,933
Neiman Marcus Group LLC Company Guar. Notes 8.00% due 10/15/2021*(6)	10,000	10,450
Neiman Marcus Group LLC Company Guar. Notes 8.75% due 10/15/2021*(6)(9)	10,000	10,475
Neiman-Marcus Group, Inc. Senior Notes 7.13% due 06/01/2028	30,000	29,700
		89,333
Retail-Restaurants — 0.1%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	25,000	27,750
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	38,368
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	35,000	38,850
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	15,000	15,919
Landry’s, Inc.
Senior Notes
9.38% due 05/01/2020*	40,000	43,600
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	20,220
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	26,809
		211,516
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp.* Company Guar. Notes 9.25% due 08/01/2019	5,000	5,525
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	35,000	37,887
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	40,000	44,600
		82,487
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/2015	18,000	17,573
Special Purpose Entities — 0.1%
MPH Intermediate Holding Co. 2 Senior Notes 8.38% due 08/01/2018*(9)	10,000	10,400

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	18,000	19,755
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	35,000	35,962
		66,117
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/2018	45,000	48,375
Steel-Producers — 0.0%
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	15,000	15,900
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	5,000	5,413
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	5,000	5,400
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	10,850
		37,563
Telecom Services — 0.1%
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	30,000	33,525
Qwest Corp. Senior Notes 6.75% due 12/01/2021	51,000	55,843
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	5,000	5,200
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	3,000	3,218
SBA Tower Trust Sec. Notes 5.10% due 04/15/2017*	55,000	59,286
		157,072
Telecommunication Equipment — 0.1%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	25,000	22,125
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	45,000	44,100
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	10,000	9,550
		75,775
Telephone-Integrated — 0.3%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	36,800
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	5,000	5,088
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	20,000	20,250
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	5,000	4,988
Frontier Communications Corp.
Senior Notes
8.50% due 04/15/2020	20,000	22,400
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*(6)	10,000	10,100
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	20,000	21,200
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	5,000	5,475
Level 3 Financing, Inc.
Company Guar. Notes
8.63% due 07/15/2020	20,000	22,400
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019	20,000	22,375
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/2022	25,000	30,181
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	120,000	113,100
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	63,862
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	10,000	9,350
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	20,000	21,200
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	45,000	51,412
		460,181
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	25,000	26,563

Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	10,000	9,850
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	10,000	10,100
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	10,000	10,350
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	27,500
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	31,104
		115,467
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	30,000	34,312
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	5,000	4,700
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	15,000	16,575
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	10,000	9,825
		65,412
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	18,414
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	21,000	20,526
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	7,000	9,221
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	8,000	10,515
		58,676
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,675
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	31,000	33,480
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	15,558
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/2018	15,000	17,101
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	16,461
Kansas City Southern Railway Senior Notes 4.30% due 05/15/2043*(6)	3,000	2,618
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	21,177
Union Pacific Railroad Co. 2004 Pass Through Trust Pass Through Certs. Series 2004-2 5.21% due 09/30/2014*	10,000	10,262
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	20,000	19,800
		102,977
Transport-Truck — 0.0%
Swift Services Holdings, Inc.
Sec. Notes
10.00% due 11/15/2018	35,000	38,938
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016	45,000	50,175
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	25,000	27,750
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	10,150
Travelport LLC/Travelport Holdings, Inc. Company Guar. Notes 13.88% due 03/01/2016*	22,557	23,910
		111,985
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	15,000	14,700
Crown Castle International Corp. Senior Notes 7.13% due 11/01/2019	10,000	10,775
		25,475
Total U.S. Corporate Bonds & Notes (cost $12,889,411)		13,720,359

FOREIGN CORPORATE BONDS & NOTES — 1.2%
Agricultural Chemicals — 0.0%
Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*	10,000	10,350
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	105,742
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,146
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	48,194
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/2021*	60,000	66,356
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/2016*	100,000	105,972
		337,410
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	30,000	33,000
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	9,000	9,675
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	25,000	25,937
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*(6)	10,000	10,050
		35,987
Cellular Telecom — 0.0%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	30,000	22,650
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	25,000	29,796
		52,446
Containers-Paper/Plastic — 0.0%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*(6)	10,000	10,125
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	15,000	15,107
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	15,000	15,121
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	46,831
		77,059
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016	10,000	10,150
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	15,000	14,888
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	17,025
		31,913
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*	40,000	42,100
FMG Resources August 2006 Pty, Ltd.
Company Guar. Notes
6.88% due 04/01/2022*	15,000	16,350
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	20,000	22,450
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/2041*	5,000	4,839
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*	15,000	16,526
		102,265
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	25,000	26,563
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*(6)	5,000	5,075
		31,638
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	61,000	78,695
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/2039*	35,000	42,763
Energy East Corp. Notes 6.75% due 07/15/2036	10,000	10,861

PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	70,000		74,430
			128,054
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019	6,000		6,168
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	35,000	34,555
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*	10,000		9,625
IAMGOLD Corp. Company Guar. Notes 6.75% due 10/01/2020*	20,000		17,200
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*	5,000		4,838
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000		15,412
			47,075
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*(6)	5,000		5,088
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021	35,000		37,650
Medical-Drugs — 0.0%
Capsugel SA 7.75% due 05/15/2019*(6)(9)	5,000		5,094
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000		22,250
Metal-Copper — 0.0%
Inmet Mining Corp. Company Guar. Notes 7.50% due 06/01/2021*	5,000		5,225
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	15,000		14,513
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000		25,761
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	20,000		20,400
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000		27,187
Shelf Drilling Holdings, Ltd. Senior Sec. Notes Bond 8.63% due 11/01/2018*(6)	20,000		21,600
			94,948
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	60,000		72,948
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000		6,875
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	5,000		4,975
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	40,000		44,400
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017†(8)(15)	10,000		3,000
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000		15,094
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	20,000		21,050
PetroBakken Energy, Ltd. Senior Notes 8.63% due 02/01/2020*	40,000		40,400
			208,742
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	10,000		10,804
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	35,000		38,285
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000		20,589
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	50,000		49,620
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(6)	15,000		13,957
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000		31,136
			164,391

Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*(6)	10,000	10,800
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/2019*	5,000	5,312
Weatherford International, Ltd./Bermuda Company Guar. Notes 6.50% due 08/01/2036	9,000	9,387
Weatherford International, Ltd./Bermuda Company Guar. Notes 9.63% due 03/01/2019	18,000	23,128
		37,827
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,469
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*(6)	15,000	14,850
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	10,000	10,300
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	25,000	27,563
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	50,000	53,625
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*	40,000	42,900
SES Company Guar. Notes 5.30% due 04/04/2043*(6)	5,000	4,686
		139,074
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*(6)	25,000	25,188
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	10,000	9,825
ArcelorMittal Senior Notes 10.35% due 06/01/2019	15,000	18,975
		28,800
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	100,000	106,375
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	21,261
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,339
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/2014	7,000	7,157
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	36,930
		71,687
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	35,000	34,212
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 2.35% due 05/15/2020	2,000	1,863
Total Foreign Corporate Bonds & Notes (cost $1,963,031)		2,070,611
LOANS(11)(12) — 0.1%
Casino Hotels — 0.1%
Caesars Entertainment Corp. FRS 5.49% due 01/28/2018	69,919	66,898
Electric-Integrated — 0.0%
TXU Energy 4.73% due 10/10/2017	90,398	62,442
Total Loans (cost $147,657)		129,340
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	29,801
Ohio State University Revenue Bonds 4.91% due 06/01/2040	15,000	15,029
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	38,276

State of Illinois General Obligation Bonds 4.07% due 01/01/2014	35,000	35,000
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,300
Total Municipal Bonds & Notes (cost $115,203)		128,406
U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	15,788	16,635
5.50% due 06/01/2035	10,714	11,747
7.50% due 10/01/2029	9,974	11,244
Federal Home Loan Mtg. Corp., REMIC
Series 2990, Class LB
16.52% due 06/15/2034(5)(10)	33,303	43,200
Series 3065, Class DC
19.36% due 03/15/2035(5)(10)	44,603	63,403
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS
Series T-51, Class 1AIO
0.00% due 09/25/2043(4)(5)	68,181	0
Series T-56, Class 2IO
0.05% due 05/25/2043(4)(5)(7)	121,417	379
Series T-56, Class 1IO
0.29% due 05/25/2043(4)(5)(7)	127,912	10
Series T-56, Class 3IO
0.38% due 05/25/2043(4)(5)(7)	100,417	8
Series T-56, Class AIO
0.52% due 05/25/2043(4)(5)	206,375	3,086
		149,712
Federal National Mtg. Assoc. — 1.6%
3.50% due January 30 TBA	1,000,000	993,359
4.00% due 05/01/2019	157,981	167,294
4.00% due 09/01/2020	16,832	17,829
4.00% due January 30 TBA	1,000,000	1,029,375
4.50% due 04/01/2018	3,794	4,034
4.50% due 03/01/2020	9,105	9,702
4.50% due 04/01/2020	16,661	17,721
4.50% due 09/01/2020	10,983	11,686
4.50% due 11/01/2020	7,723	8,229
5.00% due 03/01/2021	4,389	4,673
5.50% due 03/01/2018	5,918	6,326
6.00% due 06/01/2036	4,235	4,704
6.50% due 01/01/2036	704	783
6.50% due 06/01/2036	64,585	73,743
6.50% due 07/01/2036	12,744	14,162
6.50% due 09/01/2036	44,205	49,179
6.50% due 11/01/2036	34,295	38,125
7.00% due 06/01/2033	11,084	12,545
7.00% due 04/01/2035	14,138	16,105
7.50% due 04/01/2024	13,169	14,806
Federal National Mtg. Assoc., REMIC
Series 2005-75, Class GS
19.76% due 08/25/2035(5)(10)	21,659	30,121
Series 2005-122, Class SE
22.52% due 11/25/2035(5)(10)	25,732	38,110
Series 3072, Class SM
23.19% due 11/15/2035(5)(10)	31,708	48,197
Series 2006-8, Class HP
23.96% due 03/25/2036(5)(10)	34,975	54,311
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/2041(4)(5)	176,348	2,969
		2,668,088
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	41,903	46,926
6.50% due 09/20/2037	10,483	11,828
		58,754
Total U.S. Government Agencies (cost $2,874,754)		2,876,554
U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.2%
United States Treasury Bonds 2.75% due 08/15/2042	320,000	253,550
United States Treasury Notes — 1.2%
United States Treasury Notes
1.00% due 08/31/2016	170,000	171,594
1.63% due 08/15/2022	230,000	208,959
2.00% due 02/15/2023	280,000	259,743
2.38% due 08/31/2014	1,240,000	1,258,261
3.50% due 02/15/2018	150,000	162,844
		2,061,401
Total U.S. Government Treasuries (cost $2,339,453)		2,314,951
PUT options - purchased — 0.0%
Sovereign — 0.0%
iShares MSCI Emerging Markets Index Fund (7)(16) (cost $10,885)	7,355	6,620
EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI Taiwan Index Fund	3,560	51,335
SPDR S&P 500 ETF Trust, Series 1	14,254	2,632,286
SPDR S&P MidCap 400 ETF Trust	300	73,260
(cost $2,627,403)		2,756,881
EQUITY CERTIFICATES — 0.3%
Auto-Cars/Light Trucks — 0.0%
UBS AG - Tata Motors, Ltd.(6)	6,817	41,431
Finance-Investment Banker/Broker — 0.1%
Citigroup - Guaranty Trust Bank(6)	69,031	11,666
Citigroup - Zenith Bank PLC(6)	86,376	14,684
UBS AG - Apollo Tyres, Ltd.(6)	2,769	56,448
UBS AG - Jammu & Kashmir Bank, Ltd.(6)	1,910	44,298
		127,096
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp.(6)	6,928	88,892

Electric-Transmission — 0.0%
UBS AG - Power Grid Corp.(6)	12,471	20,116
Transport-Services — 0.0%
UBS AG - Jaypee Infratech. Ltd.(6)	12,847	4,802
Television — 0.1%
UBS AG - Sun TV Network(6)	7,437	45,669
Coal — 0.0%
UBS AG - Coal India(6)(7)	6,414	30,071
Computer Services — 0.0%
UBS AG-Infosys, Ltd.(6)	523	29,437
Finance-Investment Banker/Broker — 0.0%
Citigroup-Ecobank Transnational, Inc.(6)	197,075	19,905
Real Estate Management/Services — 0.0%
UBS AG-Oberoi Realty, Ltd.(6)	2,301	8,698
Petrochemicals — 0.0%
Merrill Lynch-SABIC AB	437	12,990
Merrill Lynch-Saudi Industrial Investment Group	1,280	11,056
		24,046
Diversified Financial Services — 0.0%
Merrill Lynch-Fawaz Abdulaziz Alhokair & Co.	300	11,117
Total Equity Certificates (cost $420,719)		451,280
WARRANTS — 0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/2015 (Strike price $0.18)(1)(6) (cost $1,115)	6,345	0
RIGHTS — 0.0%
Oil & Gas — 0.0%
Repsol Expires 01/09/2014 (Subscription price EUR 0.447) (cost $1,878)	2,880	1,965
Total Long-Term Investment Securities (cost $130,386,658)		155,880,204

SHORT-TERM INVESTMENT SECURITIES — 4.4%
U.S. Government Agencies — 0.6%
Federal National Mtg. Assoc. Disc. Notes 0.00% due 01/15/2014	$1,000,000	999,992
U.S. Government Treasuries — 3.8%
United States Treasury Bills
0.03% due 05/01/2014(18)	2,000,000	1,999,636
0.07% due 08/21/2014	2,000,000	1,999,102
0.08% due 05/01/2014	2,000,000	1,999,636
0.10% due 04/03/2014	57,000	56,990
0.11% due 04/03/2014	270,000	269,952
		6,325,316
Total Short-Term Investment Securities (cost $7,325,284)		7,325,308
REPURCHASE AGREEMENT — 3.8%
Agreement with Bank of America, bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount $6,405,000 collateralized by $6,620,000 of United States Treasury Notes, bearing interest at 2.13% due 08/31/2020 and having an approximate value of $6,528,458. (cost $6,405,000)	6,405,000	6,405,000
TOTAL INVESTMENTS (cost $144,116,942)(13)	101.0%	169,610,512
Liabilities in excess of other assets	(1.0)	(1,640,101)
NET ASSETS	100.0%	$167,970,411

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $5,275,734 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	Illiquid Security. At December 31, 2013, the aggregate value of the securities was $1,597,961 representing 1.0% of net assets.
(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(8)	Security in default
(9)	PIK (“Payment In Kind”) Security-Income may be paid in additional securities or cash at the discretion of the issuer.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2013.
(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	See Note 4 for cost of investments on a tax basis.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)	Company has filed for Chapter 11 bankruptey protection.
(16)	Options - Purchased
(17)	PIK (“Payment in Kind”) Security currently paying interest in the form of additional securities
(18)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contacts

Put Options - Purchased
					Value at	Unrealized
	Expiration	Strike	Number of	Premiums	December 31,	Appreciation/
Issue	Month	Price	Contracts	Paid	2013	(Depreciation)

iShares MSCI Emerging Markets Index Fund(7)	May 2014	$38	$7,355	$10,885	$6,620	$(4,265)

Open put option contracts written
Issue	Expiration Month	Strike Price	No. Of Contracts	Premiums Received	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
ishares MSCI Emerging Markets Index Fund(7)	May 2014	$35	7,355	$(5,884)	$3,264	$2,619

ADR	— American Depository Receipt
BATS	— Better Alternative Trading System
CAD	— Canadian Dollars
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	— Euronext Stock Exchange, Amsterdam
ESE	— Equiduct
GDR	— Global Depository Receipt
JSE	— Johannesburg Stock Exchange
LSE	— London Stock Exchange
NVDR	— Non-Voting Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depository Receipt
SGMX	— Sigma X
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown for FRS and VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
16	Long	Australian 10 YR Bonds	March 2014	$1,624,981	$1,638,125	$13,144
88	Short	Euro Stoxx 50	March 2014	3,533,787	3,762,593	(228,806)
11	Short	FTSE 100 Index	March 2014	1,165,789	1,219,980	(54,191)
19	Long	Long Gilt	March 2014	3,425,382	3,352,702	(72,680)
51	Long	Mini MSCI EAFE Index	March 2014	4,624,425	4,890,390	265,965
3	Short	MSCI Singapore Index	January 2014	173,017	173,636	(619)
21	Short	OMXS 30 Index	January 2014	410,346	435,878	(25,532)
44	Short	Russell 2000 Mini Index	March 2014	4,832,127	5,110,160	(278,033)
69	Long	S&P 500 E-Mini Index	March 2014	6,122,370	6,351,795	229,425
25	Short	S&P 500 E-Mini Index	March 2014	2,218,250	2,301,375	(83,125)
36	Long	S&P Mid 400 E-Mini Index	March 2014	4,614,948	4,821,840	206,892
41	Long	SPI 200 Index	March 2014	4,675,873	4,867,154	191,281
4	Short	SPI 200 Index	March 2014	454,307	474,844	(20,537)
10	Short	TOPIX Index	March 2014	1,193,619	1,236,825	(43,206)
4	Long	U.S. Treasury 2 YR Notes	March 2014	881,062	879,250	(1,812)
42	Short	U.S. Treasury 2 YR Notes	March 2014	9,243,281	9,232,125	11,156
21	Long	U.S. Treasury 5 YR Notes	March 2014	2,537,718	2,505,562	(32,156)
51	Short	U.S. Treasury 5 YR Notes	March 2014	6,163,031	6,084,937	78,094
64	Long	U.S. Treasury 10 YR Notes	March 2014	8,027,000	7,875,000	(152,000)
40	Short	U.S. Treasury 10 YR Notes	March 2014	5,015,523	4,921,875	93,648
						$96,908

Total Return Swap Contracts@
	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A.	$8,178	12/19/2014	(3 Month USD LIBOR-BBA plus 15 bps)	Citibank U.S. Equity Custom Basket	$174,386
Citibank N.A.	6,851	12/19/2014	3 Month USD LIBOR-BBA minus 10 bps	Russell 1000 Index Total Return	(161,318)
	Net Unrealized Appreciation (Depreciation)				$13,068

BBA - British Banker’s Association

LIBOR- London Interbank Offered Rate

@  Fair valued swap contracts.. Total return swap contracts are classified as Level 2 based on swaps valuation inputs; See Note 1.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	4,006,679	03/19/2014	$—	$(61,176)

Barclays Bank PLC	CHF	539,300	USD	595,537	03/19/2014	—	(9,384)
	GBP	1,219,000	USD	1,992,102	03/19/2014	—	(25,427)
	HKD	1,999,100	USD	257,920	02/19/2014	102	—
	USD	18,890	SEK	123,500	03/19/2014	287	—
						389	(34,811)
Citibank N.A.	CAD	74,500	USD	72,049	01/16/2014	1,938	—
	DKK	1,299,400	USD	236,194	03/19/2014	—	(3,566)
						1,938	(3,566)
Credit Suisse AG	CHF	572,600	USD	632,280	03/19/2014	—	(9,992)
	GBP	573,900	USD	938,322	03/19/2014	—	(11,522)
	JPY	80,387,800	USD	817,583	02/19/2014	54,080	—
	USD	127,477	NOK	780,100	03/19/2014	780	—
						54,860	(21,514)
Deutsche Bank AG	JPY	36,868,100	USD	360,692	02/19/2014	10,528	—
	USD	526,067	EUR	388,600	03/19/2014	8,518	—
						19,046	—
Goldman Sachs International	JPY	75,109,800	USD	763,854	02/19/2014	50,480	—
	USD	219,375	EUR	161,900	03/19/2014	3,346	—
						53,826	—
HSBC Bank USA, N.A.	JPY	80,387,700	USD	817,555	02/19/2014	54,052	—

JPMorgan Chase Bank	NOK	1,230,700	USD	201,124	03/19/2014	—	(1,215)
	SEK	927,900	USD	141,963	03/19/2014	—	(2,117)
	SGD	271,600	USD	218,628	02/19/2014	3,403	—
	USD	655,039	GBP	402,800	03/19/2014	11,623	—
						15,026	(3,332)
State Street Bank & Trust Co.	AUD	854,900	USD	797,596	01/16/2014	34,905	—
	CAD	296,300	USD	286,554	01/16/2014	7,711	—
	USD	232,211	CAD	246,700	01/16/2014	—	(45)
	USD	12,405	ILS	43,900	01/16/2014	236	—
						42,852	(45)
UBS AG	AUD	139,100	USD	129,741	01/16/2014	5,644	—
	GBP	741,200	USD	1,211,862	03/19/2014	—	(14,875)
						5,644	(14,875)
Westpac Banking Corp.	EUR	1,521,300	USD	2,061,088	03/19/2014	—	(31,718)
	JPY	80,387,700	USD	817,422	02/19/2014	53,919	—
						53,919	(31,718)
Net Unrealized Appreciation(Depreciation)						$301,552	$(171,037)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Advertising Services	$0	$—	$—	$0
Agricultural Operations	1,387,390	—	645	1,388,035
Casino Hotels	672,040	—	24	672,064
Medical-Drugs	9,025,399	—	—	9,025,399
Other Industries*	117,320,472	—	—	117,320,472
Convertible Preferred Securities	0	—	—	0
Preferred Securities
Diversified Banking Institutions	—	31,518	—	31,518
Other Industries*	303,689	—	—	303,689
Preferred Securities/Capital Securities	—	736,082	—	736,082
Asset Backed Securities	—	1,945,978	—	1,945,978
U.S. Corporate Bonds & Notes
Airlines	—	33,201	15,201	48,402
Recycling	—	—	2	2
Other Industries*	—	13,671,955	—	13,671,955
Foreign Corporate Bonds & Notes	—	2,070,611	—	2,070,611
Loans	—	129,340	—	129,340
Municipal Bonds & Notes	—	128,406	—	128,406
U.S. Government Agencies	—	2,876,554	—	2,876,554
U.S. Government Treasuries	—	2,314,951	—	2,314,951
Put Options Purchased	6,620	—	—	6,620
Exchange-Traded Funds	2,756,881	—	—	2,756,881
Equity Certificates	—	451,280	—	451,280
Warrants	—	—	0	0
Rights	1,965	—	—	1,965
Short-Term Investment Securities:
U.S. Government Agencies	—	999,992	—	999,992
U.S. Government Treasuries	—	6,325,316	—	6,325,316
Repurchase Agreements	—	6,405,000	—	6,405,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	1,089,605	—	—	1,089,605
Total Return Swaps - Appreciation	—	174,386	—	174,386
Open Forward Currency Contracts - Appreciation	—	301,552	—	301,552
Put Option Contracts Written Appreciation	—	2,619	—	2,619
Total	$132,564,061	$38,598,741	$15,872	$171,178,674
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$992,697	$—	$—	$992,697
Total Return Swaps - Depreciation	—	161,318	—	161,318
Open Forward Currency Contracts - Depreciation	—	171,037	—	171,037
Total	$992,697	$332,355	$—	$1,325,052

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Stock Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.6%
Aerospace/Defense — 1.6%
Boeing Co.	39,400	$5,377,706
Airlines — 0.7%
Delta Air Lines, Inc.	40,600	1,115,282
United Continental Holdings, Inc.†	37,600	1,422,408
		2,537,690
Apparel Manufacturers — 0.9%
Prada SpA	109,900	974,379
Under Armour, Inc., Class A†	23,000	2,007,900
		2,982,279
Applications Software — 2.3%
NetSuite, Inc.†	8,900	916,878
Red Hat, Inc.†	27,800	1,557,912
Salesforce.com, Inc.†	70,100	3,868,819
ServiceNow, Inc.†	28,600	1,601,886
		7,945,495
Athletic Footwear — 0.5%
NIKE, Inc., Class B	23,500	1,848,040
Auto-Cars/Light Trucks — 0.3%
Tesla Motors, Inc.†	7,600	1,142,888
Beverages-Non-alcoholic — 0.8%
Monster Beverage Corp.†	15,600	1,057,212
PepsiCo, Inc.	18,100	1,501,214
		2,558,426
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class C†	18,400	1,543,024
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	9,600	959,424
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	55,900	1,247,688
Lennar Corp., Class A	31,800	1,258,008
		2,505,696
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	7,600	1,039,376
Casino Hotels — 2.2%
Las Vegas Sands Corp.	52,700	4,156,449
MGM Resorts International†	78,600	1,848,672
Wynn Macau, Ltd.	332,400	1,508,902
		7,514,023
Chemicals-Diversified — 0.4%
FMC Corp.	15,900	1,199,814
Chemicals-Specialty — 1.1%
Ecolab, Inc.	34,200	3,566,034
Coatings/Paint — 1.0%
Sherwin-Williams Co.	17,700	3,247,950
Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†	10,000	755,800
Commercial Services-Finance — 3.5%
Alliance Data Systems Corp.†	5,400	1,419,822
MasterCard, Inc., Class A	12,300	10,276,158
		11,695,980
Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A†	29,700	2,999,106
Computer Software — 0.3%
Akamai Technologies, Inc.†	20,300	957,754
Computers — 2.9%
Apple, Inc.	17,200	9,651,092
Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	12,000	976,920
Cruise Lines — 0.4%
Carnival PLC	35,557	1,472,604
Data Processing/Management — 0.4%
Fiserv, Inc.†	22,800	1,346,340
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	14,900	1,584,913
Distribution/Wholesale — 1.2%
Fastenal Co.	71,700	3,406,467
WW Grainger, Inc.	3,100	791,802
		4,198,269
Diversified Manufacturing Operations — 2.2%
Danaher Corp.	98,000	7,565,600
E-Commerce/Products — 6.4%
Amazon.com, Inc.†	44,700	17,825,913
eBay, Inc.†	71,400	3,919,146
		21,745,059
E-Commerce/Services — 4.9%
Ctrip.com International, Ltd. ADR†	28,300	1,404,246
Netflix, Inc.†	9,000	3,313,530
priceline.com, Inc.†	8,700	10,112,880
TripAdvisor, Inc.†	19,200	1,590,336
		16,420,992
Enterprise Software/Service — 0.6%
Concur Technologies, Inc.†	9,100	938,938
Workday, Inc., Class A†	12,400	1,031,184
		1,970,122
Finance-Credit Card — 3.9%
American Express Co.	39,500	3,583,835
Visa, Inc., Class A	42,800	9,530,704
		13,114,539
Finance-Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	51,100	1,565,704
Finance-Other Services — 0.4%
IntercontinentalExchange Group, Inc.	5,400	1,214,568
Food-Misc./Diversified — 0.3%
Nestle SA	15,007	1,098,545
Food-Retail — 0.9%
Whole Foods Market, Inc.	51,400	2,972,462
Hotels/Motels — 1.0%
Marriott International, Inc., Class A	21,742	1,073,185
Starwood Hotels & Resorts Worldwide, Inc.	29,000	2,304,050
		3,377,235
Industrial Gases — 0.8%
Praxair, Inc.	20,600	2,678,618

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	16,900	1,076,642
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	31,200	1,705,392
Twitter, Inc.†(5)	6,700	426,455
Twitter, Inc., Series E(1)	25,960	1,569,736
		3,701,583
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	10,500	2,276,715
Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	6,100	1,322,968
BlackRock, Inc.	5,800	1,835,526
Franklin Resources, Inc.	20,100	1,160,373
Invesco, Ltd.	45,800	1,667,120
		5,985,987
Machinery-General Industrial — 1.3%
Roper Industries, Inc.	24,200	3,356,056
Wabtec Corp.	14,400	1,069,488
		4,425,544
Machinery-Pumps — 0.3%
Flowserve Corp.	14,100	1,111,503
Medical Products — 0.3%
Stryker Corp.	11,500	864,110
Medical-Biomedical/Gene — 7.4%
Alexion Pharmaceuticals, Inc.†	15,300	2,035,818
Biogen Idec, Inc.†	21,500	6,014,625
Celgene Corp.†	22,100	3,734,016
Gilead Sciences, Inc.†	125,900	9,461,385
Incyte Corp., Ltd.†	23,600	1,194,868
Regeneron Pharmaceuticals, Inc.†	5,600	1,541,344
Vertex Pharmaceuticals, Inc.†	14,200	1,055,060
		25,037,116
Medical-Drugs — 1.2%
Novo Nordisk A/S, Class B†	4,709	863,168
Valeant Pharmaceuticals International, Inc.†	26,400	3,099,360
		3,962,528
Medical-HMO — 0.4%
UnitedHealth Group, Inc.	17,400	1,310,220
Medical-Wholesale Drug Distribution — 1.7%
McKesson Corp.	35,800	5,778,120
Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	27,300	7,351,890
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	19,000	1,315,560
Multimedia — 1.2%
Twenty-First Century Fox, Inc., Class A	58,000	2,040,440
Walt Disney Co.	27,200	2,078,080
		4,118,520
Oil Companies-Exploration & Production — 3.8%
Antero Resources Corp.†	3,800	241,072
Cabot Oil & Gas Corp.	54,400	2,108,544
Concho Resources, Inc.†	13,500	1,458,000
EOG Resources, Inc.	8,800	1,476,992
EQT Corp.	15,900	1,427,502
Pioneer Natural Resources Co.	19,400	3,570,958
Range Resources Corp.	32,400	2,731,644
		13,014,712
Oil Field Machinery & Equipment — 0.4%
FMC Technologies, Inc.†	23,600	1,232,156
Oil-Field Services — 0.5%
Schlumberger, Ltd.	18,700	1,685,057
Real Estate Investment Trusts — 4.1%
American Tower Corp.	78,100	6,233,942
Crown Castle International Corp.†	105,400	7,739,522
		13,973,464
Retail-Apparel/Shoe — 0.5%
Lululemon Athletica, Inc.†	3,700	218,411
Ross Stores, Inc.	20,600	1,543,558
		1,761,969
Retail-Auto Parts — 0.8%
AutoZone, Inc.†	5,800	2,772,052
Retail-Automobile — 0.6%
CarMax, Inc.†	41,400	1,946,628
Retail-Building Products — 2.7%
Home Depot, Inc.	77,200	6,356,648
Lowe’s Cos., Inc.	58,900	2,918,495
		9,275,143
Retail-Discount — 0.9%
Costco Wholesale Corp.	18,600	2,213,586
Dollar Tree, Inc.†	14,500	818,090
		3,031,676
Retail-Drug Store — 1.0%
CVS Caremark Corp.	49,600	3,549,872
Retail-Gardening Products — 0.7%
Tractor Supply Co.	31,300	2,428,254
Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	7,400	3,942,572
Starbucks Corp.	74,900	5,871,411
		9,813,983
Semiconductor Components-Integrated Circuits — 1.3%
QUALCOMM, Inc.	57,900	4,299,075
Telecommunication Equipment — 0.3%
Juniper Networks, Inc.†	39,600	893,772
Telephone-Integrated — 0.5%
SoftBank Corp.	18,300	1,598,709
Therapeutics — 0.3%
Pharmacyclics, Inc.†	11,100	1,174,158
Transport-Rail — 1.7%
Kansas City Southern	32,200	3,987,326
Union Pacific Corp.	10,100	1,696,800
		5,684,126
Transport-Services — 0.7%
United Parcel Service, Inc., Class B	22,500	2,364,300

Transport-Truck — 0.3%
J.B. Hunt Transport Services, Inc.	12,500	966,250
Web Portals/ISP — 7.9%
Baidu, Inc. ADR†	22,800	4,055,664
Google, Inc., Class A†	18,500	20,733,135
NAVER Corp.	3,035	2,082,096
		26,870,895
Wireless Equipment — 0.4%
SBA Communications Corp., Class A†	16,900	1,518,296
Total Common Stocks (cost $225,121,025)		333,500,672
CONVERTIBLE PREFERRED SECURITIES — 0.0%
E-Commerce/Services — 0.0%
Living Social, Inc.†(2)(4)(5) Class F (cost $91,888)	11,949	7,528
Total Long-Term Investment Securities (cost $225,212,913)		333,508,200

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
T.Rowe Price Reserve Investment Fund (cost $4,793,010)	4,793,010	4,793,010
TOTAL INVESTMENTS (cost $230,005,923)(3)	100.0%	338,301,210
Other assets less liabilities	0.0	134,264
NET ASSETS	100.0%	$338,435,474

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $7,528 representing 0.0% of net assets.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets

Living Social, Inc. Class F Convertible Preferred Securities	03/01/2011	11,949	$91,888	$7,528	$0.63	0.00%
Twitter, Inc. Common Stock	09/13/2011	6,700	174,200	426,455	63.65	0.13
				$433,983		0.13%

ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$21,745,059	$—	$—	$21,745,059
Internet Content-Entertainment	2,131,847	1,569,736	—	3,701,583
Medical-Biomedical/Gene	25,037,116	—	—	25,037,116
Web Portals/ISP	26,870,895	—	—	26,870,895
Other Industries*	256,146,019	—	—	256,146,019
Convertible Preferred Securities	—	—	7,528	7,528
Short-Term Investment Securities:
Registered Investment Companies	4,793,010	—	—	4,793,010
Total	$336,723,946	$1,569,736	$7,528	$338,301,210

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Large Cap Growth Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,964	$105,563
Omnicom Group, Inc.	3,688	274,276
		379,839
Aerospace/Defense — 1.1%
Boeing Co.	23,831	3,252,693
General Dynamics Corp.	2,205	210,688
Lockheed Martin Corp.	2,352	349,648
Northrop Grumman Corp.	1,368	156,787
Raytheon Co.	2,289	207,612
Rockwell Collins, Inc.	1,065	78,725
		4,256,153
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	6,774	770,881
Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	476	110,927
Monsanto Co.	35,542	4,142,420
		4,253,347
Airlines — 0.6%
Delta Air Lines, Inc.	12,259	336,755
Southwest Airlines Co.	9,984	188,098
United Continental Holdings, Inc.†	43,788	1,656,500
		2,181,353
Apparel Manufacturers — 0.3%
Carter’s, Inc.	4,841	347,535
Michael Kors Holdings, Ltd.†	2,571	208,740
Ralph Lauren Corp.	513	90,581
VF Corp.	5,048	314,692
		961,548
Applications Software — 2.8%
Citrix Systems, Inc.†	1,656	104,742
Intuit, Inc.	20,970	1,600,430
Microsoft Corp.	171,611	6,423,400
Red Hat, Inc.†	2,715	152,149
Salesforce.com, Inc.†	39,426	2,175,921
ServiceNow, Inc.†	6,853	383,836
		10,840,478
Athletic Footwear — 1.3%
NIKE, Inc., Class B	62,270	4,896,913
Audio/Video Products — 0.0%
Harman International Industries, Inc.	968	79,231
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,074	300,229
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	3,261	182,322
Delphi Automotive PLC	1,806	108,595
Johnson Controls, Inc.	9,816	503,561
		794,478
Banks-Commercial — 0.2%
PacWest Bancorp	11,368	479,957
Regions Financial Corp.	9,870	97,614
Zions Bancorporation	1,323	39,637
		617,208
Banks-Fiduciary — 0.1%
State Street Corp.	3,397	249,306
Banks-Super Regional — 0.4%
Comerica, Inc.	2,621	124,602
Fifth Third Bancorp	12,650	266,029
Huntington Bancshares, Inc.	11,901	114,845
KeyCorp	12,849	172,434
US Bancorp	25,183	1,017,393
		1,695,303
Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	59,785	2,469,718
Coca-Cola Enterprises, Inc.	3,460	152,690
Dr Pepper Snapple Group, Inc.	1,380	67,234
Monster Beverage Corp.†	12,777	865,897
PepsiCo, Inc.	47,441	3,934,757
		7,490,296
Beverages-Wine/Spirits — 0.7%
Beam, Inc.	17,318	1,178,663
Brown-Forman Corp., Class B	18,428	1,392,604
Constellation Brands, Inc., Class A†	2,387	167,997
		2,739,264
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	13,396	1,211,266
Scripps Networks Interactive, Inc., Class A	1,570	135,664
		1,346,930
Building Products-Cement — 0.0%
Vulcan Materials Co.	801	47,595
Building Products-Wood — 0.0%
Masco Corp.	3,274	74,549
Building-Residential/Commercial — 0.0%
Lennar Corp., Class A	1,102	43,595
Cable/Satellite TV — 1.6%
Comcast Corp., Class A	70,306	3,653,451
DIRECTV†	7,002	483,768
Time Warner Cable, Inc.	14,991	2,031,281
		6,168,500
Casino Hotels — 0.3%
MGM Resorts International†	38,625	908,460
Wynn Resorts, Ltd.	1,157	224,701
		1,133,161
Casino Services — 0.0%
International Game Technology	2,318	42,095
Cellular Telecom — 0.3%
T-Mobile US, Inc.	38,706	1,302,070
Chemicals-Diversified — 0.9%
E.I. du Pont de Nemours & Co.	7,564	491,433
FMC Corp.	1,910	144,128
LyondellBasell Industries NV, Class A	24,032	1,929,289
PPG Industries, Inc.	4,545	862,005
		3,426,855
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	2,206	178,024
Ecolab, Inc.	3,886	405,193
International Flavors & Fragrances, Inc.	689	59,240
Sigma-Aldrich Corp.	960	90,250
		732,707

Coatings/Paint — 0.4%
Sherwin-Williams Co.	9,227	1,693,154
Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†	17,971	1,358,248
Commercial Services — 0.0%
Cintas Corp.	1,443	85,988
Iron Mountain, Inc.	1,073	32,566
Quanta Services, Inc.†	1,144	36,105
		154,659
Commercial Services-Finance — 1.1%
Alliance Data Systems Corp.†	698	183,525
Automatic Data Processing, Inc.	6,899	557,508
Equifax, Inc.	1,744	120,493
H&R Block, Inc.	2,584	75,039
MasterCard, Inc., Class A	3,326	2,778,740
McGraw Hill Financial, Inc.	2,289	179,000
Moody’s Corp.	2,712	212,811
Total System Services, Inc.	2,393	79,639
Western Union Co.	4,985	85,991
		4,272,746
Computer Aided Design — 0.3%
ANSYS, Inc.†	10,307	898,770
Autodesk, Inc.†	3,233	162,717
		1,061,487
Computer Services — 0.5%
Accenture PLC, Class A	5,101	419,404
Cognizant Technology Solutions Corp., Class A†	4,335	437,748
International Business Machines Corp.	6,582	1,234,586
		2,091,738
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,565	121,017
Computers — 4.3%
Apple, Inc.	29,263	16,419,762
Computers-Integrated Systems — 0.3%
Teradata Corp.†	22,575	1,026,937
Computers-Memory Devices — 0.9%
EMC Corp.	100,422	2,525,613
NetApp, Inc.	3,321	136,626
SanDisk Corp.	3,237	228,338
Seagate Technology PLC	4,673	262,436
Western Digital Corp.	3,016	253,042
		3,406,055
Consumer Products-Misc. — 0.5%
Clorox Co.	1,072	99,439
Kimberly-Clark Corp.	18,280	1,909,529
		2,008,968
Containers-Metal/Glass — 0.5%
Ball Corp.	995	51,402
Crown Holdings, Inc.†	36,563	1,629,613
Owens-Illinois, Inc.†	1,371	49,054
		1,730,069
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	2,811	95,715
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	2,548	43,877
Colgate-Palmolive Co.	62,835	4,097,470
Estee Lauder Cos., Inc., Class A	3,669	276,349
Procter & Gamble Co.	19,865	1,617,210
		6,034,906
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	547	67,144
Fidelity National Information Services, Inc.	4,172	223,953
Fiserv, Inc.†	3,696	218,249
Paychex, Inc.	3,120	142,054
		651,400
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,124	54,492
Diagnostic Equipment — 0.0%
Life Technologies Corp.†	1,707	129,391
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,568	99,364
Disposable Medical Products — 0.5%
C.R. Bard, Inc.	12,796	1,713,896
Distribution/Wholesale — 0.4%
Fastenal Co.	21,607	1,026,548
Fossil Group, Inc.†	704	84,438
Genuine Parts Co.	973	80,944
WW Grainger, Inc.	885	226,047
		1,417,977
Diversified Banking Institutions — 0.7%
Citigroup, Inc.	38,003	1,980,336
JPMorgan Chase & Co.	8,718	509,829
		2,490,165
Diversified Manufacturing Operations — 2.4%
3M Co.	9,165	1,285,391
Colfax Corp.†	15,255	971,591
Danaher Corp.	60,116	4,640,955
Dover Corp.	14,127	1,363,821
Eaton Corp. PLC	2,924	222,575
Illinois Tool Works, Inc.	3,218	270,569
Ingersoll-Rand PLC	2,150	132,440
Parker Hannifin Corp.	1,262	162,344
Pentair, Ltd.	1,742	135,301
Textron, Inc.	4,029	148,106
		9,333,093
Diversified Operations — 0.0%
Leucadia National Corp.	2,066	58,550
E-Commerce/Products — 3.0%
Amazon.com, Inc.†	17,049	6,798,971
eBay, Inc.†	82,268	4,515,690
		11,314,661
E-Commerce/Services — 1.1%
Expedia, Inc.	871	60,674
Netflix, Inc.†	849	312,576
priceline.com, Inc.†	3,256	3,784,775

TripAdvisor, Inc.†	1,588	131,534
		4,289,559
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,507	184,713
Emerson Electric Co.	6,254	438,906
		623,619
Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,159	269,046
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	14,628	573,710
Electronic Components-Misc. — 0.6%
Garmin, Ltd.	740	34,203
TE Connectivity, Ltd.	38,479	2,120,577
		2,154,780
Electronic Components-Semiconductors — 1.2%
Altera Corp.	1,887	61,384
First Solar, Inc.†	1,012	55,296
LSI Corp.	5,310	58,516
Microchip Technology, Inc.	2,842	127,179
Micron Technology, Inc.†	15,072	327,967
NVIDIA Corp.	3,980	63,760
ON Semiconductor Corp.†	48,109	396,418
Texas Instruments, Inc.	9,411	413,237
Xilinx, Inc.	64,965	2,983,193
		4,486,950
Electronic Connectors — 0.7%
Amphenol Corp., Class A	28,489	2,540,649
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	52,863	741,139
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,662	398,921
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	35,504	2,030,474
FLIR Systems, Inc.	1,340	40,334
National Instruments Corp.	24,131	772,674
		2,843,482
Electronic Security Devices — 0.3%
Allegion PLC†	525	23,200
Tyco International, Ltd.	27,063	1,110,665
		1,133,865
Engines-Internal Combustion — 0.4%
Cummins, Inc.	11,110	1,566,177
Enterprise Software/Service — 1.7%
CA, Inc.	3,073	103,406
Informatica Corp.†	14,907	618,641
Oracle Corp.	155,390	5,945,221
		6,667,268
Entertainment Software — 0.0%
Electronic Arts, Inc.†	4,430	101,624
Filtration/Separation Products — 0.0%
Pall Corp.	1,048	89,447
Finance-Consumer Loans — 0.0%
SLM Corp.	6,251	164,276
Finance-Credit Card — 1.5%
American Express Co.	22,370	2,029,630
Discover Financial Services	6,864	384,041
Visa, Inc., Class A	14,357	3,197,017
		5,610,688
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	16,626	432,276
E*TRADE Financial Corp.†	21,517	422,594
LPL Financial Holdings, Inc.	12,032	565,865
		1,420,735
Finance-Other Services — 0.8%
IntercontinentalExchange Group, Inc.	13,159	2,959,722
Food-Confectionery — 0.6%
Hershey Co.	21,215	2,062,734
J.M. Smucker Co.	693	71,809
		2,134,543
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,196	54,023
Food-Misc./Diversified — 0.7%
Campbell Soup Co.	1,209	52,326
General Mills, Inc.	4,999	249,500
Hain Celestial Group, Inc.†	17,077	1,550,250
Kellogg Co.	1,916	117,010
Kraft Foods Group, Inc.	8,538	460,369
McCormick & Co., Inc.	984	67,817
		2,497,272
Food-Retail — 0.9%
Safeway, Inc.	3,536	115,167
Whole Foods Market, Inc.	58,777	3,399,074
		3,514,241
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,228	142,657
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,140	69,357
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	13,657	674,110
Starwood Hotels & Resorts Worldwide, Inc.	2,744	218,011
Wyndham Worldwide Corp.	1,867	137,579
		1,029,700
Human Resources — 0.0%
Robert Half International, Inc.	1,986	83,392
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,987	234,784
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	1,726	192,932
Airgas, Inc.	11,448	1,280,459
Praxair, Inc.	2,489	323,645
		1,797,036

Instruments-Controls — 1.5%
Honeywell International, Inc.	37,065	3,386,629
Sensata Technologies Holding NV†	62,031	2,404,942
		5,791,571
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	854	35,211
Thermo Fisher Scientific, Inc.	5,178	576,570
Waters Corp.†	732	73,200
		684,981
Insurance Brokers — 0.2%
Aon PLC	4,314	361,902
Marsh & McLennan Cos., Inc.	5,190	250,988
		612,890
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,692	87,341
Principal Financial Group, Inc.	2,079	102,516
Prudential Financial, Inc.	6,635	611,880
Torchmark Corp.	1,296	101,282
		903,019
Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	52,195	2,852,979
Twitter, Inc.†	2,647	168,481
		3,021,460
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	734	66,691
Internet Security — 0.1%
Symantec Corp.	5,386	127,002
VeriSign, Inc.†	1,846	110,354
		237,356
Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	2,788	320,759
BlackRock, Inc.	1,821	576,292
Franklin Resources, Inc.	5,785	333,968
Invesco, Ltd.	6,352	231,213
T. Rowe Price Group, Inc.	20,764	1,739,400
		3,201,632
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	14,310	1,299,491
Machinery-General Industrial — 0.3%
Roper Industries, Inc.	7,391	1,024,984
Machinery-Pumps — 0.1%
Flowserve Corp.	1,999	157,581
Xylem, Inc.	1,586	54,876
		212,457
Medical Information Systems — 0.2%
athenahealth, Inc.†	3,577	481,107
Cerner Corp.†	4,230	235,780
		716,887
Medical Instruments — 0.3%
Boston Scientific Corp.†	19,133	229,979
Edwards Lifesciences Corp.†	847	55,699
Intuitive Surgical, Inc.†	344	132,123
Medtronic, Inc.	8,154	467,958
St Jude Medical, Inc.	4,181	259,013
		1,144,772
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	651	59,482
Medical Products — 0.7%
Baxter International, Inc.	3,966	275,835
Becton Dickinson and Co.	14,083	1,556,031
CareFusion Corp.†	1,272	50,651
Covidien PLC	3,164	215,469
Hospira, Inc.†	1,093	45,119
Stryker Corp.	4,230	317,842
Varian Medical Systems, Inc.†	939	72,951
Zimmer Holdings, Inc.	1,617	150,688
		2,684,586
Medical-Biomedical/Gene — 4.7%
Alexion Pharmaceuticals, Inc.†	11,407	1,517,815
Amgen, Inc.	23,365	2,667,348
Biogen Idec, Inc.†	3,385	946,954
Celgene Corp.†	17,723	2,994,478
Gilead Sciences, Inc.†	76,078	5,717,262
NPS Pharmaceuticals, Inc.†	24,996	758,879
Regeneron Pharmaceuticals, Inc.†	8,142	2,241,004
Vertex Pharmaceuticals, Inc.†	14,295	1,062,118
		17,905,858
Medical-Drugs — 4.6%
Abbott Laboratories	69,008	2,645,077
AbbVie, Inc.	22,796	1,203,857
Allergan, Inc.	12,145	1,349,067
Bristol-Myers Squibb Co.	15,336	815,108
Endo Health Solutions, Inc.†	10,333	697,064
Forest Laboratories, Inc.†	1,767	106,073
Jazz Pharmaceuticals PLC†	9,020	1,141,571
Johnson & Johnson	23,853	2,184,696
Medivation, Inc.†	12,365	789,134
Merck & Co., Inc.	19,679	984,934
Pfizer, Inc.	45,506	1,393,849
Roche Holding AG ADR	12,037	844,998
Sanofi ADR	37,486	2,010,374
Zoetis, Inc.	41,906	1,369,907
		17,535,709
Medical-Generic Drugs — 0.2%
Actavis PLC†	2,494	418,992
Mylan, Inc.†	5,486	238,093
Perrigo Co. PLC	1,907	292,648
		949,733
Medical-HMO — 0.4%
Aetna, Inc.	15,595	1,069,661
Cigna Corp.	3,961	346,508
		1,416,169
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	555	23,377
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	1,516	106,590

McKesson Corp.	12,448	2,009,107
		2,115,697
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	16,157	4,351,080
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,168	219,352
Multimedia — 2.2%
Time Warner, Inc.	7,130	497,104
Twenty-First Century Fox, Inc., Class A	134,080	4,716,934
Viacom, Inc., Class B	5,815	507,882
Walt Disney Co.	35,609	2,720,528
		8,442,448
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,439	154,308
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,894	67,430
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	7,280	612,102
Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	27,960	2,217,787
Antero Resources Corp.†	10,458	663,455
Cabot Oil & Gas Corp.	6,035	233,917
Chesapeake Energy Corp.	3,549	96,320
Cobalt International Energy, Inc.†	15,916	261,818
EOG Resources, Inc.	9,182	1,541,107
EQT Corp.	2,160	193,925
Newfield Exploration Co.†	1,170	28,817
Noble Energy, Inc.	17,806	1,212,767
Occidental Petroleum Corp.	5,313	505,266
Pioneer Natural Resources Co.	2,044	376,239
Range Resources Corp.	2,342	197,454
Southwestern Energy Co.†	2,864	112,641
		7,641,513
Oil Companies-Integrated — 0.2%
Phillips 66	8,113	625,756
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	20,985	1,249,237
FMC Technologies, Inc.†	3,390	176,992
National Oilwell Varco, Inc.	12,839	1,021,086
		2,447,315
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	1,898	174,104
Valero Energy Corp.	10,986	553,694
		727,798
Oil-Field Services — 1.4%
Core Laboratories NV	2,123	405,387
Halliburton Co.	12,155	616,866
Schlumberger, Ltd.	47,492	4,279,504
		5,301,757
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	28,168	1,978,520
Omnicare, Inc.	13,201	796,813
		2,775,333
Pipelines — 0.2%
Kinder Morgan, Inc.	9,648	347,328
Spectra Energy Corp.	4,513	160,753
Williams Cos., Inc.	4,407	169,978
		678,059
Publishing-Newspapers — 0.0%
Graham Holdings Co., Class B†	62	41,126
News Corp., Class A†	7,133	128,536
		169,662
Publishing-Periodicals — 0.0%
Nielsen Holdings NV	1,994	91,505
Real Estate Investment Trusts — 2.4%
American Tower Corp.	73,578	5,872,996
Apartment Investment & Management Co., Class A	1,004	26,014
AvalonBay Communities, Inc.	715	84,534
Boston Properties, Inc.	1,095	109,905
Crown Castle International Corp.†	4,787	351,509
Equity Residential	2,209	114,581
General Growth Properties, Inc.	3,312	66,472
Health Care REIT, Inc.	2,854	152,889
Host Hotels & Resorts, Inc.	7,044	136,935
Kimco Realty Corp.	2,642	52,180
Lexington Realty Trust	20,312	207,386
Macerich Co.	2,014	118,604
Plum Creek Timber Co., Inc.	1,445	67,207
Prologis, Inc.	4,216	155,781
Public Storage	1,181	177,764
Simon Property Group, Inc.	5,456	830,185
Ventas, Inc.	7,180	411,270
Vornado Realty Trust	1,321	117,292
		9,053,504
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	105,508	2,774,860
Jones Lang LaSalle, Inc.	5,735	587,207
		3,362,067
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	7,393	272,210
Retail-Apparel/Shoe — 1.6%
Coach, Inc.	2,411	135,329
Gap, Inc.	2,505	97,895
L Brands, Inc.	54,776	3,387,896
PVH Corp.	15,486	2,106,406
Ross Stores, Inc.	3,105	232,658
Urban Outfitters, Inc.†	953	35,356
		5,995,540
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	2,739	1,309,078
O’Reilly Automotive, Inc.†	1,538	197,956
		1,507,034
Retail-Automobile — 0.0%
CarMax, Inc.†	1,792	84,260

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,077	247,083
Retail-Building Products — 0.8%
Home Depot, Inc.	21,136	1,740,338
Lowe’s Cos., Inc.	25,619	1,269,422
		3,009,760
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	787	38,768
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,919	76,530
Retail-Discount — 2.5%
Costco Wholesale Corp.	43,946	5,230,014
Dollar General Corp.†	45,876	2,767,240
Dollar Tree, Inc.†	2,982	168,244
Wal-Mart Stores, Inc.	15,498	1,219,538
		9,385,036
Retail-Drug Store — 0.1%
Walgreen Co.	5,865	336,886
Retail-Gardening Products — 0.2%
Tractor Supply Co.	9,795	759,896
Retail-Jewelry — 0.2%
Tiffany & Co.	8,226	763,208
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	9,257	539,498
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	1,087	67,176
TJX Cos., Inc.	28,349	1,806,682
		1,873,858
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	11,316	823,239
Retail-Restaurants — 2.6%
Chipotle Mexican Grill, Inc.†	3,203	1,706,494
Dunkin’ Brands Group, Inc.	6,820	328,724
McDonald’s Corp.	8,127	788,563
Starbucks Corp.	49,103	3,849,184
Tim Hortons, Inc.	10,252	598,512
Yum! Brands, Inc.	36,096	2,729,219
		10,000,696
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	3,538	84,381
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	2,277	34,428
Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	2,095	106,698
Atmel Corp.†	112,670	882,206
Linear Technology Corp.	1,913	87,137
QUALCOMM, Inc.	94,918	7,047,662
		8,123,703
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	9,663	170,939
KLA-Tencor Corp.	9,681	624,037
Lam Research Corp.†	1,163	63,325
		858,301
Telecom Services — 0.3%
Amdocs, Ltd.	28,543	1,177,113
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	46,320	876,375
Harris Corp.	720	50,263
		926,638
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	21,324	1,047,861
Television — 0.5%
CBS Corp., Class B	27,789	1,771,271
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	874	130,139
Tobacco — 1.2%
Altria Group, Inc.	15,189	583,106
Lorillard, Inc.	5,278	267,489
Philip Morris International, Inc.	39,772	3,465,334
Reynolds American, Inc.	2,246	112,278
		4,428,207
Tools-Hand Held — 0.0%
Snap-on, Inc.	467	51,146
Toys — 0.3%
Hasbro, Inc.	927	50,994
Mattel, Inc.	26,104	1,242,029
		1,293,023
Transactional Software — 0.2%
Solera Holdings, Inc.	12,871	910,752
Transport-Rail — 1.2%
CSX Corp.	9,296	267,446
Kansas City Southern	7,188	890,090
Norfolk Southern Corp.	4,426	410,866
Union Pacific Corp.	16,787	2,820,216
		4,388,618
Transport-Services — 1.4%
Expeditors International of Washington, Inc.	1,355	59,959
FedEx Corp.	30,425	4,374,202
United Parcel Service, Inc., Class B	10,243	1,076,334
		5,510,495
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	2,894	242,401
Web Hosting/Design — 0.7%
Equinix, Inc.†	15,690	2,784,190
Web Portals/ISP — 4.1%
Google, Inc., Class A†	13,389	15,005,186
Yahoo!, Inc.†	13,519	546,709
		15,551,895
Wireless Equipment — 0.6%
Motorola Solutions, Inc.	25,219	1,702,282

SBA Communications Corp., Class A†	7,320	657,629
		2,359,911
Total Common Stocks (cost $282,914,111)		371,472,762
EXCHANGE-TRADED FUNDS — 1.1%
iShares S&P 500 Growth Index Fund (cost $4,145,804)	43,034	4,248,747
Total Long-Term Investment Securities (cost $287,059,915)		375,721,509

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
SSgA U.S. Government Money Market Fund	2,007,221	2,007,221
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 03/13/2014(1)	$55,000	54,996
Total Short-Term Investment Securities (cost $2,062,215)		2,062,217

REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $3,526,000 and collateralized by $3,975,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11%, due 11/07/2022 and having an approximate value of $3,599,068.	3,526,000	3,526,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	1,252,000	1,252,000
Total Repurchase Agreements
(cost $4,778,000)		4,778,000
TOTAL INVESTMENTS (cost $293,900,130)(3)	100.3%	382,561,726
Liabilities in excess of other assets	(0.3)	(1,323,778)
NET ASSETS	100.0%	$381,237,948

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2013	(Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2014	$955,520	$989,400	$33,880

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$371,472,762	$—	$—	$371,472,762
Exchange-Traded Funds	4,248,747	—	—	4,248,747
Short-Term Investment Securities:
Registered Investment Companies	2,007,221	—	—	2,007,221
U.S. Government Treasuries	—	54,996	—	54,996
Repurchase Agreements	—	4,778,000	—	4,778,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	33,880	—	—	33,880
Total	$377,762,610	$4,832,996	$—	$382,595,606

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust Large Cap Value Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.6%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	152,900	$2,706,330
Aerospace/Defense — 1.4%
Boeing Co.	18,700	2,552,363
General Dynamics Corp.	4,758	454,627
Lockheed Martin Corp.	2,763	410,748
Northrop Grumman Corp.	3,332	381,880
Raytheon Co.	4,207	381,575
Rockwell Collins, Inc.	1,601	118,346
Spirit Aerosystems Holdings, Inc., Class A†	150,000	5,112,000
		9,411,539
Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	42,382	4,823,072
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	634	147,748
Mosaic Co.	8,975	424,248
Potash Corp. of Saskatchewan, Inc.	27,900	919,584
		1,491,580
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	72,928	3,165,075
Airlines — 0.3%
United Continental Holdings, Inc.†	55,100	2,084,433
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	628	110,886
Appliances — 0.1%
Whirlpool Corp.	3,567	559,520
Applications Software — 1.1%
Citrix Systems, Inc.†	1,865	117,961
Microsoft Corp.	189,400	7,089,242
		7,207,203
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	178,280	2,750,860
General Motors Co.†	64,646	2,642,082
		5,392,942
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	4,056	243,887
Johnson Controls, Inc.	29,800	1,528,740
		1,772,627
Banks-Commercial — 0.7%
BB&T Corp.	87,465	3,264,194
M&T Bank Corp.	3,430	399,321
Regions Financial Corp.	98,940	978,516
Zions Bancorporation	2,431	72,833
		4,714,864
Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	31,747	1,109,240
Northern Trust Corp.	39,416	2,439,456
State Street Corp.	5,318	390,288
		3,938,984
Banks-Super Regional — 5.1%
Capital One Financial Corp.	15,184	1,163,246
PNC Financial Services Group, Inc.	108,314	8,403,000
SunTrust Banks, Inc.	70,697	2,602,357
US Bancorp	113,606	4,589,682
Wells Fargo & Co.	363,142	16,486,647
		33,244,932
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	38,305	1,582,379
Dr Pepper Snapple Group, Inc.	2,748	133,883
PepsiCo, Inc.	39,163	3,248,179
		4,964,441
Beverages-Wine/Spirits — 0.5%
Beam, Inc.	4,295	292,318
Brown-Forman Corp., Class B	1,750	132,247
Diageo PLC ADR	18,900	2,502,738
		2,927,303
Brewery — 0.6%
Anheuser-Busch InBev NV ADR	31,670	3,371,588
Molson Coors Brewing Co., Class B	4,164	233,809
		3,605,397
Building & Construction Products-Misc. — 0.1%
USG Corp.†	28,500	808,830
Building Products-Cement — 0.3%
Vulcan Materials Co.	28,351	1,684,616
Building Products-Wood — 0.2%
Masco Corp.	55,885	1,272,501
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	7,484	167,043
Lennar Corp., Class A	2,378	94,074
PulteGroup, Inc.	163,379	3,328,030
		3,589,147
Cable/Satellite TV — 0.9%
Cablevision Systems Corp., Class A	60,838	1,090,825
Comcast Corp., Class A	20,600	1,070,479
Time Warner Cable, Inc.	25,800	3,495,900
		5,657,204
Casino Services — 0.0%
International Game Technology	2,294	41,659
Cellular Telecom — 0.6%
Vodafone Group PLC	225,057	883,259
Vodafone Group PLC ADR	80,400	3,160,524
		4,043,783
Chemicals-Diversified — 1.0%
Dow Chemical Co.	96,942	4,304,225
E.I. du Pont de Nemours & Co.	29,788	1,935,326
		6,239,551
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	880	75,662
Sigma-Aldrich Corp.	1,387	130,392
		206,054
Coal — 0.3%
CONSOL Energy, Inc.	46,429	1,766,159
Peabody Energy Corp.	7,106	138,780
		1,904,939
Commercial Services — 0.0%
Iron Mountain, Inc.	2,510	76,179

Quanta Services, Inc.†	3,581	113,016
		189,195
Commercial Services-Finance — 0.4%
H&R Block, Inc.	2,447	71,061
McGraw Hill Financial, Inc.	23,224	1,816,117
Western Union Co.	50,081	863,897
		2,751,075
Computer Services — 0.8%
Accenture PLC, Class A	7,367	605,715
Computer Sciences Corp.	31,277	1,747,759
International Business Machines Corp.	14,785	2,773,222
		5,126,696
Computers — 0.9%
Apple, Inc.	7,600	4,264,436
Hewlett-Packard Co.	50,613	1,416,152
		5,680,588
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,109	95,938
Computers-Memory Devices — 1.0%
EMC Corp.	255,795	6,433,244
NetApp, Inc.	2,872	118,154
		6,551,398
Consumer Products-Misc. — 0.4%
Clorox Co.	25,427	2,358,608
Kimberly-Clark Corp.	4,121	430,480
		2,789,088
Containers-Metal/Glass — 0.0%
Ball Corp.	1,981	102,338
Owens-Illinois, Inc.†	1,825	65,299
		167,637
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,711	111,043
Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	82,140	1,414,451
Colgate-Palmolive Co.	9,028	588,716
Procter & Gamble Co.	35,078	2,855,700
		4,858,867
Cruise Lines — 0.4%
Carnival Corp.	59,836	2,403,612
Data Processing/Management — 0.0%
Paychex, Inc.	2,825	128,622
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,691	81,980
Patterson Cos., Inc.	2,196	90,475
		172,455
Diagnostic Equipment — 0.0%
Life Technologies Corp.†	1,410	106,878
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,767	111,975
Distribution/Wholesale — 0.2%
Genuine Parts Co.	16,776	1,395,595
Diversified Banking Institutions — 7.0%
Bank of America Corp.	497,801	7,750,762
Citigroup, Inc.	175,933	9,167,869
Credit Suisse Group AG ADR	92,787	2,880,108
Goldman Sachs Group, Inc.	25,301	4,484,855
JPMorgan Chase & Co.	350,164	20,477,591
Morgan Stanley	36,487	1,144,232
		45,905,417
Diversified Manufacturing Operations — 4.7%
Dover Corp.	1,346	129,943
Eaton Corp. PLC	68,315	5,200,138
General Electric Co.	704,000	19,733,120
Illinois Tool Works, Inc.	41,539	3,492,599
Ingersoll-Rand PLC	31,255	1,925,308
Leggett & Platt, Inc.	3,719	115,066
Parker Hannifin Corp.	1,611	207,239
Pentair, Ltd.	2,047	158,990
		30,962,403
Diversified Operations — 0.0%
Leucadia National Corp.	4,458	126,340
E-Commerce/Products — 0.1%
eBay, Inc.†	10,126	555,816
E-Commerce/Services — 0.0%
Expedia, Inc.	1,112	77,462
Electric Products-Misc. — 0.5%
Emerson Electric Co.	44,945	3,154,240
Electric-Generation — 0.2%
AES Corp.	74,193	1,076,540
Electric-Integrated — 3.0%
Ameren Corp.	6,390	231,062
American Electric Power Co., Inc.	12,833	599,814
CMS Energy Corp.	7,005	187,524
Consolidated Edison, Inc.	7,713	426,375
Dominion Resources, Inc.	7,643	494,426
DTE Energy Co.	4,656	309,112
Duke Energy Corp.	53,474	3,690,241
Edison International	42,381	1,962,240
Entergy Corp.	34,196	2,163,581
Exelon Corp.	74,667	2,045,129
FirstEnergy Corp.	41,514	1,369,132
Integrys Energy Group, Inc.	2,102	114,370
NextEra Energy, Inc.	11,342	971,102
Northeast Utilities	8,298	351,752
Pepco Holdings, Inc.	6,578	125,837
PG&E Corp.	11,833	476,633
Pinnacle West Capital Corp.	2,898	153,362
PPL Corp.	16,598	499,434
Public Service Enterprise Group, Inc.	13,322	426,837
SCANA Corp.	3,701	173,688
Southern Co.	23,221	954,615
TECO Energy, Inc.	5,379	92,734
Wisconsin Energy Corp.	5,966	246,634
Xcel Energy, Inc.	56,706	1,584,366
		19,650,000

Electronic Components-Misc. — 0.7%
Garmin, Ltd.	1,879	86,847
Jabil Circuit, Inc.	4,869	84,915
Koninklijke Philips Electronics NV	107,500	3,974,275
TE Connectivity, Ltd.	4,431	244,193
		4,390,230
Electronic Components-Semiconductors — 1.5%
Altera Corp.	4,990	162,325
Broadcom Corp., Class A	14,211	421,356
Intel Corp.	265,616	6,895,391
LSI Corp.	4,592	50,604
NVIDIA Corp.	7,924	126,942
Texas Instruments, Inc.	47,131	2,069,522
Xilinx, Inc.	3,180	146,026
		9,872,166
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	15,388	880,040
FLIR Systems, Inc.	1,268	38,167
		918,207
Electronic Security Devices — 0.1%
Allegion PLC†	1,388	61,336
Tyco International, Ltd.	5,759	236,349
		297,685
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,334	249,411
Engineering/R&D Services — 0.1%
Fluor Corp.	4,302	345,408
Jacobs Engineering Group, Inc.†	3,469	218,512
		563,920
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,560	219,913
Enterprise Software/Service — 0.4%
CA, Inc.	21,009	706,953
Oracle Corp.	42,513	1,626,547
		2,333,500
Filtration/Separation Products — 0.0%
Pall Corp.	992	84,667
Finance-Credit Card — 0.4%
American Express Co.	26,600	2,413,418
Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp.†	3,025	59,411
Finance-Other Services — 0.5%
CME Group, Inc.	8,302	651,375
IntercontinentalExchange Group, Inc.	11,100	2,496,612
NASDAQ OMX Group, Inc.	3,045	121,191
		3,269,178
Food-Confectionery — 0.0%
J.M. Smucker Co.	1,495	154,912
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,347	60,844
Tyson Foods, Inc., Class A	7,153	239,339
		300,183
Food-Misc./Diversified — 1.3%
Campbell Soup Co.	46,606	2,017,108
ConAgra Foods, Inc.	11,111	374,441
General Mills, Inc.	7,517	375,173
Kellogg Co.	3,251	198,539
Kraft Foods Group, Inc.	49,400	2,663,648
McCormick & Co., Inc.	14,069	969,635
Mondelez International, Inc., Class A	46,188	1,630,436
		8,228,980
Food-Retail — 0.1%
Kroger Co.	13,706	541,798
Whole Foods Market, Inc.	3,724	215,359
		757,157
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	15,316	552,908
Gas-Distribution — 1.1%
AGL Resources, Inc.	3,128	147,736
CenterPoint Energy, Inc.	11,289	261,679
National Grid PLC ADR	49,900	3,259,468
NiSource, Inc.	80,851	2,658,381
Sempra Energy	5,986	537,303
		6,864,567
Gold Mining — 0.3%
Barrick Gold Corp.	50,500	890,315
Newmont Mining Corp.	44,312	1,020,505
		1,910,820
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	88,031	2,853,085
Hotel/Motels — 0.0%
Marriott International, Inc., Class A	2,485	122,660
Independent Power Producers — 0.0%
NRG Energy, Inc.	8,517	244,608
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,393	267,490
Airgas, Inc.	647	72,367
Praxair, Inc.	3,178	413,235
		753,092
Instruments-Controls — 0.5%
Honeywell International, Inc.	37,926	3,465,299
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,391	57,351
Waters Corp.†	897	89,700
		147,051
Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	128,264	6,202,847
Willis Group Holdings PLC	14,700	658,707
		6,861,554
Insurance-Life/Health — 1.0%
Aflac, Inc.	12,275	819,970
Lincoln National Corp.	28,376	1,464,769
Principal Financial Group, Inc.	61,939	3,054,212

Sun Life Financial, Inc.	24,000	847,920
Unum Group	6,878	241,280
		6,428,151
Insurance-Multi-line — 1.9%
ACE, Ltd.	33,806	3,499,935
Allstate Corp.	56,579	3,085,819
American International Group, Inc.(1)	38,776	1,979,515
Assurant, Inc.	1,915	127,099
Cincinnati Financial Corp.	3,883	203,353
Genworth Financial, Inc., Class A†	13,017	202,154
Hartford Financial Services Group, Inc.	11,774	426,572
Loews Corp.	22,755	1,097,701
MetLife, Inc.	29,524	1,591,934
XL Group PLC	7,448	237,144
		12,451,226
Insurance-Property/Casualty — 0.5%
Chubb Corp.	17,530	1,693,924
Progressive Corp.	14,537	396,424
Travelers Cos., Inc.	9,588	868,097
		2,958,445
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	47,405	5,620,337
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	695	63,148
Internet Security — 0.5%
Symantec Corp.	146,732	3,459,941
Investment Management/Advisor Services — 1.3%
BlackRock, Inc.	9,900	3,133,053
Invesco, Ltd.	89,250	3,248,700
Legg Mason, Inc.	49,096	2,134,694
Och-Ziff Capital Management Group LLC	6,000	88,800
		8,605,247
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	16,759	1,521,885
Joy Global, Inc.	23,299	1,362,758
		2,884,643
Machinery-Farming — 0.4%
Deere & Co.	24,783	2,263,431
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,072	148,665
Machinery-Pumps — 0.2%
Xylem, Inc.	40,543	1,402,788
Medical Instruments — 0.1%
Edwards Lifesciences Corp.†	1,325	87,132
Intuitive Surgical, Inc.†	371	142,494
Medtronic, Inc.	11,306	648,851
		878,477
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	1,105	100,964
Quest Diagnostics, Inc.	24,230	1,297,274
		1,398,238
Medical Products — 1.1%
Baxter International, Inc.	44,553	3,098,661
CareFusion Corp.†	3,228	128,539
Covidien PLC	46,400	3,159,840
Hospira, Inc.†	21,059	869,316
Varian Medical Systems, Inc.†	1,058	82,196
Zimmer Holdings, Inc.	1,531	142,674
		7,481,226
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	26,450	3,019,532
Vertex Pharmaceuticals, Inc.†	34,100	2,533,630
		5,553,162
Medical-Drugs — 4.7%
Abbott Laboratories	40,720	1,560,798
Bristol-Myers Squibb Co.	58,777	3,123,997
Eli Lilly & Co.	26,111	1,331,661
Forest Laboratories, Inc.†	2,997	179,910
GlaxoSmithKline PLC	42,122	1,124,052
Johnson & Johnson	64,865	5,940,985
Merck & Co., Inc.	169,076	8,462,254
Pfizer, Inc.	178,317	5,461,850
Roche Holding AG ADR	47,200	3,313,440
Zoetis, Inc.	4,477	146,353
		30,645,300
Medical-HMO — 0.6%
Aetna, Inc.	9,678	663,814
Humana, Inc.	4,106	423,822
UnitedHealth Group, Inc.	26,514	1,996,504
WellPoint, Inc.	7,780	718,794
		3,802,934
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,594	67,139
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,271	229,984
Cardinal Health, Inc.	8,993	600,823
McKesson Corp.	3,388	546,823
		1,377,630
Metal-Aluminum — 0.1%
Alcoa, Inc.	28,169	299,437
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	27,341	1,031,849
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	4,033	105,705
Multimedia — 1.4%
Thomson Reuters Corp.	69,700	2,636,054
Time Warner, Inc.	47,922	3,341,122
Twenty-First Century Fox, Inc., Class A	23,256	818,146
Walt Disney Co.	29,903	2,284,589
		9,079,911
Networking Products — 1.6%
Cisco Systems, Inc.	463,558	10,406,877

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	7,113	236,151
Waste Management, Inc.	5,171	232,023
		468,174
Office Automation & Equipment — 0.1%
Xerox Corp.	30,477	370,905
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,544	127,683
Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	25,631	1,458,917
Ensco PLC, Class A	6,152	351,771
Nabors Industries, Ltd.	6,841	116,229
Noble Corp. PLC	6,674	250,075
Rowan Cos. PLC, Class A†	3,272	115,698
Transocean, Ltd.	8,927	441,172
		2,733,862
Oil Companies-Exploration & Production — 4.1%
Anadarko Petroleum Corp.	62,529	4,959,800
Apache Corp.	55,014	4,727,903
BG Group PLC	174,819	3,756,152
Chesapeake Energy Corp.	6,789	184,254
ConocoPhillips	44,764	3,162,577
Denbury Resources, Inc.†	9,657	158,665
Devon Energy Corp.	10,051	621,855
EOG Resources, Inc.	21,400	3,591,776
Newfield Exploration Co.†	1,434	35,319
Occidental Petroleum Corp.	11,463	1,090,131
QEP Resources, Inc.	4,722	144,729
Southwestern Energy Co.†	94,221	3,705,712
Talisman Energy, Inc.	41,100	478,815
WPX Energy, Inc.†	5,288	107,770
		26,725,458
Oil Companies-Integrated — 7.6%
BP PLC ADR	24,304	1,181,417
Chevron Corp.	137,966	17,233,333
Eni SpA	18,070	434,782
Exxon Mobil Corp.	156,361	15,823,733
Hess Corp.	37,191	3,086,853
Marathon Oil Corp.	114,346	4,036,414
Murphy Oil Corp.	38,929	2,525,714
Petroleo Brasileiro SA ADR	85,700	1,180,946
Phillips 66	15,789	1,217,806
Royal Dutch Shell PLC ADR, Class A	43,300	3,085,991
		49,806,989
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	6,265	372,955
National Oilwell Varco, Inc.	5,750	457,298
		830,253
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	4,440	407,281
Tesoro Corp.	3,498	204,633
Valero Energy Corp.	14,210	716,184
		1,328,098
Oil-Field Services — 0.9%
Baker Hughes, Inc.	11,673	645,050
Halliburton Co.	65,200	3,308,900
Schlumberger, Ltd.	24,000	2,162,640
		6,116,590
Paper & Related Products — 1.2%
International Paper Co.	140,271	6,877,487
MeadWestvaco Corp.	33,885	1,251,373
		8,128,860
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	21,221	1,490,563
Pipelines — 0.2%
ONEOK, Inc.	5,433	337,824
Spectra Energy Corp.	9,352	333,118
Williams Cos., Inc.	9,899	381,805
		1,052,747
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	15,725	905,446
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	6,002	177,539
New York Times Co., Class A	49,900	791,913
		969,452
Publishing-Periodicals — 0.0%
Nielsen Holdings NV	2,999	137,624
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	1,998	51,768
AvalonBay Communities, Inc.	1,890	223,455
Boston Properties, Inc.	2,013	202,045
Equity Residential	4,767	247,264
General Growth Properties, Inc.	8,070	161,965
HCP, Inc.	12,016	436,421
Health Care REIT, Inc.	2,357	126,264
Host Hotels & Resorts, Inc.	118,271	2,299,188
Kimco Realty Corp.	5,934	117,197
Plum Creek Timber Co., Inc.	2,003	93,160
Prologis, Inc.	5,385	198,976
Public Storage	1,637	246,401
Simon Property Group, Inc.	3,433	522,365
Ventas, Inc.	3,950	226,256
Vornado Realty Trust	2,153	191,165
Weyerhaeuser Co.	65,804	2,077,432
		7,421,322
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,346	61,700
Retail-Apparel/Shoe — 0.6%
Coach, Inc.	2,954	165,808
Gap, Inc.	2,372	92,698
L Brands, Inc.	2,312	142,997
PVH Corp.	24,795	3,372,616
Urban Outfitters, Inc.†	1,120	41,552
		3,815,671
Retail-Auto Parts — 0.6%
AutoZone, Inc.†	7,700	3,680,138

Retail-Automobile — 0.0%
AutoNation, Inc.†	1,700	84,473
CarMax, Inc.†	2,588	121,688
		206,161
Retail-Building Products — 0.7%
Home Depot, Inc.	48,280	3,975,375
Lowe’s Cos., Inc.	11,017	545,893
		4,521,268
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,632	80,392
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,671	146,400
Retail-Discount — 1.4%
Costco Wholesale Corp.	11,507	1,369,448
Dollar General Corp.†	54,890	3,310,965
Family Dollar Stores, Inc.	2,546	165,414
Target Corp.	16,647	1,053,256
Wal-Mart Stores, Inc.	42,608	3,352,823
		9,251,906
Retail-Drug Store — 0.5%
CVS Caremark Corp.	31,346	2,243,433
Walgreen Co.	12,156	698,241
		2,941,674
Retail-Jewelry — 0.0%
Tiffany & Co.	1,600	148,448
Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	46,621	2,881,178
Retail-Office Supplies — 0.3%
Staples, Inc.	115,895	1,841,572
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,339	97,412
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	48,101	2,729,732
Macy’s, Inc.	37,404	1,997,373
		4,727,105
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	3,439	186,978
McDonald’s Corp.	11,268	1,093,334
Yum! Brands, Inc.	4,691	354,687
		1,634,999
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	12,525	118,111
People’s United Financial, Inc.	4,185	63,277
		181,388
Security Services — 0.0%
ADT Corp.	5,267	213,156
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	35,142	1,789,782
Linear Technology Corp.	2,652	120,799
Maxim Integrated Products, Inc.	87,300	2,436,543
		4,347,124
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	107,654	1,904,399
Lam Research Corp.†	2,138	116,414
		2,020,813
Steel-Producers — 0.8%
Nucor Corp.	45,680	2,438,398
Steel Dynamics, Inc.	129,150	2,523,591
United States Steel Corp.	3,810	112,395
		5,074,384
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	2,844	101,332
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	149,613	2,666,104
Telecommunication Equipment — 0.4%
Harris Corp.	31,992	2,233,362
Juniper Networks, Inc.†	13,300	300,181
		2,533,543
Telephone-Integrated — 2.8%
AT&T, Inc.	281,806	9,908,299
CenturyLink, Inc.	45,886	1,461,469
Frontier Communications Corp.	26,324	122,407
Telefonica SA	40,561	660,390
Verizon Communications, Inc.	116,418	5,720,780
Windstream Holdings, Inc.	15,698	125,270
		17,998,615
Television — 0.3%
CBS Corp., Class B	35,150	2,240,461
Tobacco — 0.9%
Altria Group, Inc.	24,756	950,383
Imperial Tobacco Group PLC ADR	39,200	3,048,976
Philip Morris International, Inc.	18,566	1,617,655
Reynolds American, Inc.	4,128	206,359
		5,823,373
Tools-Hand Held — 0.2%
Snap-on, Inc.	674	73,816
Stanley Black & Decker, Inc.	18,188	1,467,590
		1,541,406
Toys — 0.4%
Hasbro, Inc.	1,338	73,604
Mattel, Inc.	52,754	2,510,035
		2,583,639
Transport-Rail — 0.4%
CSX Corp.	9,611	276,509
Norfolk Southern Corp.	25,200	2,339,316
		2,615,825
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	3,993	232,952
Expeditors International of Washington, Inc.	2,924	129,387
FedEx Corp.	4,076	586,006
Ryder System, Inc.	1,385	102,185
United Parcel Service, Inc., Class B	23,300	2,448,364
		3,498,894

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	3,638	245,565
Total Common Stocks (cost $502,027,117)		626,356,453
PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
Weyerhaeuser Co. Series A (cost $72,500)	1,450	81,258
EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Value Index Fund (cost $5,418,047)	64,192	5,485,848
Total Long-Term Investment Securities (cost $507,517,664)		631,923,559

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
T. Rowe Price Reserve Investment Fund	16,094,428	16,094,428
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 03/13/14(2)	$55,000	54,996
Total Short-Term Investment Securities (cost $16,149,421)		16,149,424

REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	1,465,000	1,465,000
Barclays Capital PLC Joint Repurchase Agreement(3)	1,070,000	1,070,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,070,000	1,070,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,235,000	1,235,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	1,845,000	1,845,000
UBS Securities LLC Joint Repurchase Agreement(3)	910,000	910,000
Total Repurchase Agreements (cost $7,595,000)		7,595,000
TOTAL INVESTMENTS (cost $531,262,085) (4)	100.0%	655,667,983
Liabilities in excess of other assets	0.0	(201,284)
NET ASSETS	100.0%	$655,466,699

†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2013	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2014	$814,270	$842,300	$28,030

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$33,244,932	$—	$—	$33,244,932
Diversified Banking Institutions	45,905,417	—	—	45,905,417
Oil Companies-Integrated	49,806,989	—	—	49,806,989
Other Industries*	497,399,115	—	—	497,399,115
Preferred Securities	81,258	—	—	81,258
Exchange-Traded Funds	5,485,848	—	—	5,485,848
Short-Term Investment Securities:
Registered Investment Companies	16,094,428	—	—	16,094,428
U.S. Government Treasuries	—	54,996	—	54,996
Repurchase Agreements	—	7,595,000	—	7,595,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	28,030	—	—	28,030
	$648,046,017	$7,649,996	$—	$655,696,013

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust Mid Cap Growth Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Advanced Materials — 0.0%
Hexcel Corp.†	1,620	$72,398
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	11,150	197,355
Omnicom Group, Inc.	6,478	481,769
		679,124
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	684	6,936
Lamar Advertising Co., Class A†	1,273	66,514
		73,450
Aerospace/Defense — 0.3%
Rockwell Collins, Inc.	1,953	144,366
Spirit Aerosystems Holdings, Inc., Class A†	251	8,554
TransDigm Group, Inc.	2,147	345,710
		498,630
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.†	1,493	129,936
Triumph Group, Inc.	1,169	88,926
		218,862
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	500	116,520
Airlines — 1.2%
Alaska Air Group, Inc.	4,149	304,412
American Airlines Group, Inc.†	1,844	46,561
Copa Holdings SA, Class A	2,138	342,315
Delta Air Lines, Inc.	6,338	174,105
Southwest Airlines Co.	16,984	319,979
Spirit Airlines, Inc.†	10,754	488,339
United Continental Holdings, Inc.†	5,751	217,560
		1,893,271
Apparel Manufacturers — 0.8%
Carter’s, Inc.	879	63,104
Hanesbrands, Inc.	3,492	245,383
Michael Kors Holdings, Ltd.†	3,256	264,355
Ralph Lauren Corp.	969	171,096
Under Armour, Inc., Class A†	1,353	118,117
VF Corp.	5,660	352,844
		1,214,899
Appliances — 0.4%
Whirlpool Corp.	4,196	658,185
Applications Software — 2.0%
Check Point Software Technologies, Ltd.†	1,600	103,232
Citrix Systems, Inc.†	7,124	450,593
Demandware, Inc.†	4,460	285,975
Intuit, Inc.	9,398	717,255
NetSuite, Inc.†	1,800	185,436
Red Hat, Inc.†	9,364	524,759
Salesforce.com, Inc.†	2,000	110,380
ServiceNow, Inc.†	12,134	679,625
		3,057,255
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	459	13,563
Ritchie Bros. Auctioneers, Inc.	4,000	91,720
Sotheby’s	2,000	106,400
		211,683
Auto-Cars/Light Trucks — 0.1%
Tesla Motors, Inc.†	1,351	203,163
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	119	4,545
PACCAR, Inc.	2,137	126,446
		130,991
Auto/Truck Parts & Equipment-Original — 1.2%
Allison Transmission Holdings, Inc.	76	2,098
BorgWarner, Inc.	3,734	208,768
Delphi Automotive PLC	10,752	646,518
Lear Corp.	147	11,903
Tenneco, Inc.†	7,289	412,339
TRW Automotive Holdings Corp.†	3,300	245,487
Visteon Corp.†	804	65,839
WABCO Holdings, Inc.†	2,743	256,224
		1,849,176
Banks-Commercial — 0.2%
BankUnited, Inc.	2,900	95,468
First Horizon National Corp.	5,154	60,044
Signature Bank†	74	7,949
SVB Financial Group†	1,100	115,346
		278,807
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	86,646
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	4,185	184,684
Dr Pepper Snapple Group, Inc.	6,697	326,278
Monster Beverage Corp.†	2,168	146,925
		657,887
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	1,800	122,508
Brown-Forman Corp., Class B	4,769	360,393
Constellation Brands, Inc., Class A†	2,338	164,549
		647,450
Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†	3,954	357,521
Discovery Communications, Inc., Class C†	5,800	486,388
Scripps Networks Interactive, Inc., Class A	1,772	153,118
Starz, Class A†	1,540	45,030
		1,042,057
Building & Construction Products-Misc. — 1.3%
Armstrong World Industries, Inc.†	12,377	713,039
Fortune Brands Home & Security, Inc.	6,944	317,341
Louisiana-Pacific Corp.†	21,377	395,688
Owens Corning†	15,520	631,974
		2,058,042
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	814	69,239
Building Products-Cement — 0.2%
Eagle Materials, Inc.	800	61,944

Martin Marietta Materials, Inc.	744	74,355
Vulcan Materials Co.	3,200	190,144
		326,443
Building Products-Wood — 0.1%
Masco Corp.	5,767	131,315
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	1,625	135,103
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,029	31,168
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	714	39,434
Building-Residential/Commercial — 1.1%
Lennar Corp., Class A	9,949	393,582
NVR, Inc.†	63	64,639
PulteGroup, Inc.	29,305	596,943
Taylor Morrison Home Corp., Class A†	20,031	449,696
Toll Brothers, Inc.†	4,700	173,900
		1,678,760
Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	3,149	56,462
Charter Communications, Inc., Class A†	2,870	392,501
DISH Network Corp., Class A†	3,369	195,132
		644,095
Casino Hotels — 0.8%
Melco Crown Entertainment, Ltd. ADR†	15,650	613,793
Wynn Resorts, Ltd.	3,103	602,634
		1,216,427
Casino Services — 0.1%
Bally Technologies, Inc.†	624	48,953
International Game Technology	4,208	76,417
		125,370
Chemicals-Diversified — 0.9%
Celanese Corp., Series A	6,880	380,533
FMC Corp.	5,300	399,938
PPG Industries, Inc.	600	113,796
Rockwood Holdings, Inc.	4,656	334,859
Sociedad Quimica y Minera de Chile SA ADR	3,300	85,404
Westlake Chemical Corp.	283	34,546
		1,349,076
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,500	95,085
Eastman Chemical Co.	2,502	201,911
International Flavors & Fragrances, Inc.	1,317	113,236
NewMarket Corp.	153	51,125
Sigma-Aldrich Corp.	2,636	247,810
W.R. Grace & Co.†	1,069	105,692
		814,859
Coatings/Paint — 0.7%
RPM International, Inc.	5,204	216,018
Sherwin-Williams Co.	3,331	611,238
Valspar Corp.	2,940	209,593
		1,036,849
Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	14,326	1,082,759
Commercial Services — 0.6%
Cintas Corp.	468	27,888
CoStar Group, Inc.†	3,200	590,656
HMS Holdings Corp.†	3,300	75,009
Iron Mountain, Inc.	2,478	75,207
Quanta Services, Inc.†	3,709	117,056
Weight Watchers International, Inc.	237	7,805
		893,621
Commercial Services-Finance — 1.7%
Alliance Data Systems Corp.†	1,995	524,545
Equifax, Inc.	1,948	134,587
FleetCor Technologies, Inc.†	1,097	128,535
Global Payments, Inc.	1,232	80,068
H&R Block, Inc.	4,400	127,776
Lender Processing Services, Inc.	1,185	44,295
McGraw Hill Financial, Inc.	5,991	468,496
Moody’s Corp.	6,442	505,504
Morningstar, Inc.	334	26,082
SEI Investments Co.	2,204	76,545
Total System Services, Inc.	2,049	68,191
Vantiv, Inc., Class A†	10,713	349,351
Western Union Co.	9,002	155,285
		2,689,260
Communications Software — 0.0%
SolarWinds, Inc.†	1,058	40,024
Computer Aided Design — 1.1%
ANSYS, Inc.†	4,006	349,323
Autodesk, Inc.†	27,957	1,407,076
		1,756,399
Computer Data Security — 0.0%
Fortinet, Inc.†	2,192	41,933
Computer Graphics — 0.2%
Tableau Software, Inc., Class A†	4,704	324,247
Computer Services — 1.2%
DST Systems, Inc.	448	40,652
FleetMatics Group PLC†	15,841	685,123
IHS, Inc., Class A†	9,504	1,137,629
		1,863,404
Computer Software — 1.0%
Akamai Technologies, Inc.†	20,837	983,089
Cornerstone OnDemand, Inc.†	12,205	651,015
		1,634,104
Computers-Integrated Systems — 0.4%
3D Systems Corp.†	3,125	290,406
Jack Henry & Associates, Inc.	1,391	82,361
MICROS Systems, Inc.†	189	10,843
NCR Corp.†	2,657	90,497
Riverbed Technology, Inc.†	2,495	45,110
Teradata Corp.†	2,640	120,094
		639,311

Computers-Memory Devices — 0.6%
NetApp, Inc.	5,496	226,105
SanDisk Corp.	10,703	754,990
		981,095
Computers-Periphery Equipment — 0.0%
Stratasys, Ltd.†	314	42,296
Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	468	8,962
CoreLogic, Inc.†	4,300	152,779
Gartner, Inc.†	6,215	441,576
Genpact, Ltd.†	7,016	128,884
Verisk Analytics, Inc., Class A†	6,346	417,059
		1,149,260
Consumer Products-Misc. — 1.0%
Clorox Co.	3,379	313,436
Jarden Corp.†	2,054	126,013
Samsonite International SA	199,590	604,873
Scotts Miracle-Gro Co., Class A	694	43,181
Spectrum Brands Holdings, Inc.	6,504	458,857
Tupperware Brands Corp.	855	80,823
		1,627,183
Containers-Metal/Glass — 0.4%
Ball Corp.	9,204	475,479
Crown Holdings, Inc.†	1,983	88,382
Greif, Inc., Class A	101	5,293
Owens-Illinois, Inc.†	1,563	55,924
Silgan Holdings, Inc.	712	34,190
		659,268
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	730	29,901
Packaging Corp. of America	1,584	100,236
Rock Tenn Co., Class A	4,506	473,175
Sealed Air Corp.	3,165	107,768
		711,080
Cosmetics & Toiletries — 0.3%
Avon Products, Inc.	6,998	120,506
Coty, Inc., Class A	25,809	393,587
		514,093
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,410	50,013
Royal Caribbean Cruises, Ltd.	3,300	156,486
		206,499
Data Processing/Management — 0.8%
Acxiom Corp.†	8,993	332,561
Broadridge Financial Solutions, Inc.	1,959	77,420
CommVault Systems, Inc.†	2,100	157,248
Dun & Bradstreet Corp.	598	73,404
Fidelity National Information Services, Inc.	469	25,176
Fiserv, Inc.†	4,304	254,151
Paychex, Inc.	6,981	317,845
		1,237,805
Decision Support Software — 0.1%
MSCI, Inc.†	3,717	162,507
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,446	167,062
Patterson Cos., Inc.	1,264	52,077
		219,139
Diagnostic Equipment — 0.1%
Life Technologies Corp.†	1,810	137,198
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,774	295,070
Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	6,576	416,721
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,300	174,122
Distribution/Wholesale — 1.9%
Fastenal Co.	8,594	408,301
Fossil Group, Inc.†	2,380	285,457
Genuine Parts Co.	2,366	196,828
HD Supply Holdings, Inc.†	28,388	681,596
LKQ Corp.†	4,825	158,742
WESCO International, Inc.†	7,680	699,418
WW Grainger, Inc.	2,153	549,919
		2,980,261
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	535	28,858
Carlisle Cos., Inc.	52	4,129
Colfax Corp.†	1,383	88,083
Crane Co.	723	48,622
Dover Corp.	2,040	196,942
Harsco Corp.	90	2,523
Ingersoll-Rand PLC	3,439	211,842
ITT Corp.	1,453	63,089
Textron, Inc.	3,100	113,956
		758,044
Diversified Operations — 0.0%
Leucadia National Corp.	645	18,279
E-Commerce/Products — 0.0%
zulily, Inc., Class A†	826	34,221
E-Commerce/Services — 3.4%
Angie’s List, Inc.†	30,450	461,317
Expedia, Inc.	1,722	119,955
Groupon, Inc.†	84,903	999,308
IAC/InterActiveCorp.	1,207	82,909
Liberty Interactive Corp., Class A†	6,493	190,570
Liberty Ventures, Series A†	594	72,818
Netflix, Inc.†	3,461	1,274,236
OpenTable, Inc.†	6,299	499,952
TripAdvisor, Inc.†	14,239	1,179,416
Zillow, Inc., Class A†	5,309	433,905
		5,314,386
E-Services/Consulting — 0.0%
CDW Corp.	154	3,597
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,835	412,669

Electric-Transmission — 0.1%
ITC Holdings Corp.	846	81,064
Electronic Components-Misc. — 0.1%
Gentex Corp.	5,234	172,670
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	9,791	37,891
Altera Corp.	11,485	373,607
ARM Holdings PLC ADR	4,900	268,226
Avago Technologies, Ltd.	3,642	192,625
Cree, Inc.†	1,906	119,258
Freescale Semiconductor, Ltd.†	409	6,564
LSI Corp.	1,030	11,351
Mellanox Technologies, Ltd.†	2,200	87,934
Microchip Technology, Inc.	6,936	310,386
ON Semiconductor Corp.†	6,920	57,021
Rovi Corp.†	196	3,859
Silicon Laboratories, Inc.†	595	25,770
Skyworks Solutions, Inc.†	8,667	247,530
SunEdison, Inc.†	20,544	268,099
Xilinx, Inc.	9,764	448,363
		2,458,484
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,483	488,974
Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	62,721	879,348
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	5,156	294,872
FLIR Systems, Inc.	1,598	48,100
National Instruments Corp.	4,531	145,082
Trimble Navigation, Ltd.†	11,933	414,075
		902,129
Electronic Security Devices — 0.0%
Allegion PLC†	1,146	50,642
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	379	21,535
Engineering/R&D Services — 0.3%
AECOM Technology Corp.†	160	4,709
Fluor Corp.	1,576	126,537
Jacobs Engineering Group, Inc.†	1,800	113,382
KBR, Inc.	7,931	252,919
		497,547
Enterprise Software/Service — 1.4%
Concur Technologies, Inc.†	11,968	1,234,858
Guidewire Software, Inc.†	2,500	122,675
Informatica Corp.†	4,146	172,059
Tyler Technologies, Inc.†	3,000	306,390
Veeva Systems, Inc., Class A†	556	17,848
Workday, Inc., Class A†	3,296	274,095
		2,127,925
Entertainment Software — 0.5%
Activision Blizzard, Inc.	34,984	623,765
Electronic Arts, Inc.†	3,756	86,162
		709,927
Filtration/Separation Products — 0.8%
CLARCOR, Inc.	1,200	77,220
Donaldson Co., Inc.	6,987	303,655
Pall Corp.	10,849	925,962
		1,306,837
Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	1,675	92,879
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	13,000	255,320
Lazard, Ltd., Class A	7,770	352,136
LPL Financial Holdings, Inc.	1,218	57,283
TD Ameritrade Holding Corp.	8,400	257,376
		922,115
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	346	12,788
Finance-Other Services — 0.9%
CBOE Holdings, Inc.	6,710	348,652
IntercontinentalExchange Group, Inc.	4,507	1,013,714
		1,362,366
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	20,240	477,462
Food-Baking — 0.1%
Flowers Foods, Inc.	9,813	210,685
Food-Confectionery — 0.4%
Hershey Co.	4,624	449,591
J.M. Smucker Co.	1,727	178,952
		628,543
Food-Dairy Products — 0.5%
WhiteWave Foods Co., Class A†	33,401	766,219
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,989	66,512
Hormel Foods Corp.	2,167	97,884
		164,396
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	1,868	80,847
ConAgra Foods, Inc.	6,230	209,951
Ingredion, Inc.	153	10,474
Kellogg Co.	1,900	116,033
McCormick & Co., Inc.	6,631	457,009
Pinnacle Foods, Inc.	311	8,540
		882,854
Food-Retail — 1.2%
Fresh Market, Inc.†	4,064	164,592
Kroger Co.	8,404	332,210
Safeway, Inc.	304	9,901
Sprouts Farmers Market, Inc.†	832	31,974
Whole Foods Market, Inc.	22,193	1,283,421
		1,822,098
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	244	20,608
Funeral Services & Related Items — 0.0%
Service Corp. International	2,671	48,425
Garden Products — 0.0%
Toro Co.	935	59,466

Gas-Distribution — 0.0%
Questar Corp.	365	8,391
Gold Mining — 0.1%
Eldorado Gold Corp.	13,300	75,677
Royal Gold, Inc.	264	12,162
		87,839
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	8,578	514,337
Stericycle, Inc.†	1,994	231,643
		745,980
Heart Monitors — 0.3%
HeartWare International, Inc.†	4,560	428,458
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	2,699	87,475
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	975	52,611
Hotels/Motels — 1.5%
Choice Hotels International, Inc.	4,223	207,392
Extended Stay America, Inc.†	1,800	47,268
Marriott International, Inc., Class A	8,889	438,761
Starwood Hotels & Resorts Worldwide, Inc.	11,706	930,042
Wyndham Worldwide Corp.	9,986	735,868
		2,359,331
Human Resources — 0.6%
Manpowergroup, Inc.	2,700	231,822
Robert Half International, Inc.	5,555	233,255
Team Health Holdings, Inc.†	11,706	533,208
		998,285
Independent Power Producers — 0.1%
Calpine Corp.†	7,833	152,822
Industrial Audio & Video Products — 0.3%
Imax Corp.†	15,380	453,402
Industrial Automated/Robotic — 0.3%
Nordson Corp.	2,538	188,574
Rockwell Automation, Inc.	2,257	266,687
		455,261
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	600	67,068
Airgas, Inc.	1,958	219,002
		286,070
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,688	409,492
Sensata Technologies Holding NV†	2,800	108,556
		518,048
Instruments-Scientific — 0.2%
FEI Co.	1,800	160,848
Waters Corp.†	2,085	208,500
		369,348
Insurance Brokers — 0.5%
Aon PLC	3,851	323,060
Arthur J. Gallagher & Co.	2,048	96,113
Brown & Brown, Inc.	6,872	215,712
Erie Indemnity Co., Class A	401	29,321
Willis Group Holdings PLC	2,100	94,101
		758,307
Insurance-Multi-line — 0.2%
American Financial Group, Inc.	171	9,870
XL Group PLC	11,518	366,733
		376,603
Insurance-Property/Casualty — 0.7%
Arch Capital Group, Ltd.†	2,235	133,407
Fidelity National Financial, Inc., Class A	4,500	146,025
Hanover Insurance Group, Inc.	6,801	406,088
HCC Insurance Holdings, Inc.	1,700	78,438
Progressive Corp.	12,736	347,311
		1,111,269
Insurance-Reinsurance — 0.2%
Allied World Assurance Co. Holdings AG(8)	185	20,870
Axis Capital Holdings, Ltd.	2,891	137,525
Endurance Specialty Holdings, Ltd.	237	13,905
RenaissanceRe Holdings, Ltd.	700	68,138
Validus Holdings, Ltd.	145	5,842
		246,280
Internet Application Software — 0.2%
Splunk, Inc.†	5,037	345,891
Internet Content-Entertainment — 0.6%
Pandora Media, Inc.†	18,914	503,113
Shutterstock, Inc.†	4,940	413,132
Twitter, Inc.†	1,100	70,015
		986,260
Internet Content-Information/News — 1.3%
Bankrate, Inc.†	34,616	621,011
LinkedIn Corp., Class A†	6,869	1,489,405
		2,110,416
Internet Incubators — 0.5%
HomeAway, Inc.†	17,447	713,233
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	3,573	324,643
TIBCO Software, Inc.†	2,652	59,617
		384,260
Internet Security — 0.3%
FireEye, Inc.†	2,610	113,822
Symantec Corp.	8,195	193,238
VeriSign, Inc.†	2,089	124,881
		431,941
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	852	184,782
Ameriprise Financial, Inc.	1,039	119,537
Artisan Partners Asset Management, Inc. Class A	4,986	325,037
Eaton Vance Corp.	1,939	82,970
Federated Investors, Inc., Class B	1,105	31,824
Invesco, Ltd.	2,967	107,999

T. Rowe Price Group, Inc.	4,191	351,080
Waddell & Reed Financial, Inc., Class A	1,389	90,451
		1,293,680
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,342	95,738
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	1,600	93,584
Terex Corp.	2,700	113,373
		206,957
Machinery-General Industrial — 0.9%
Babcock & Wilcox Co.	7,051	241,074
IDEX Corp.	2,788	205,894
Manitowoc Co., Inc.	2,157	50,301
Roper Industries, Inc.	3,700	513,116
Wabtec Corp.	4,954	367,933
Zebra Technologies Corp., Class A†	73	3,948
		1,382,266
Machinery-Pumps — 0.5%
Flowserve Corp.	6,210	489,534
Graco, Inc.	2,290	178,895
Xylem, Inc.	4,383	151,652
		820,081
Medical Information Systems — 0.4%
athenahealth, Inc.†	900	121,050
Cerner Corp.†	7,992	445,474
		566,524
Medical Instruments — 0.9%
Bruker Corp.†	6,368	125,895
DexCom, Inc.†	17,429	617,161
Edwards Lifesciences Corp.†	3,325	218,652
Intuitive Surgical, Inc.†	300	115,224
St Jude Medical, Inc.	2,912	180,398
Techne Corp.	277	26,224
Thoratec Corp.†	2,400	87,840
		1,371,394
Medical Labs & Testing Services — 0.6%
Covance, Inc.†	7,845	690,831
Laboratory Corp. of America Holdings†	2,809	256,658
Quest Diagnostics, Inc.	169	9,048
		956,537
Medical Products — 0.7%
Cooper Cos., Inc.	579	71,703
Henry Schein, Inc.†	3,408	389,398
Hospira, Inc.†	2,000	82,560
Sirona Dental Systems, Inc.†	2,788	195,718
Teleflex, Inc.	1,400	131,404
Varian Medical Systems, Inc.†	1,752	136,113
Zimmer Holdings, Inc.	152	14,165
		1,021,061
Medical-Biomedical/Gene — 3.2%
Aegerion Pharmaceuticals, Inc.†	1,500	106,440
Alexion Pharmaceuticals, Inc.†	7,153	951,778
Alnylam Pharmaceuticals, Inc.†	5,072	326,282
Ariad Pharmaceuticals, Inc.†	2,984	20,351
Charles River Laboratories International, Inc.†	357	18,935
Cubist Pharmaceuticals, Inc.†	6,044	416,250
Illumina, Inc.†	5,741	635,069
Incyte Corp., Ltd.†	10,263	519,616
Myriad Genetics, Inc.†	3,987	83,647
NPS Pharmaceuticals, Inc.†	7,700	233,772
Puma Biotechnology, Inc.†	1,300	134,589
Regeneron Pharmaceuticals, Inc.†	2,428	668,283
Seattle Genetics, Inc.†	4,122	164,427
United Therapeutics Corp.†	752	85,036
Vertex Pharmaceuticals, Inc.†	8,620	640,466
		5,004,941
Medical-Drugs — 2.0%
Alkermes PLC†	6,643	270,104
Endo Health Solutions, Inc.†	1,814	122,373
Forest Laboratories, Inc.†	10,976	658,889
Jazz Pharmaceuticals PLC†	2,138	270,585
Medivation, Inc.†	1,212	77,350
Ono Pharmaceutical Co., Ltd.	5,240	458,270
Quintiles Transnational Holdings, Inc.†	2,698	125,025
Salix Pharmaceuticals, Ltd.†	5,321	478,571
Valeant Pharmaceuticals International, Inc.†	1,400	164,360
Zoetis, Inc.	14,179	463,512
		3,089,039
Medical-Generic Drugs — 1.5%
Actavis PLC†	10,364	1,741,152
Mylan, Inc.†	6,158	267,257
Perrigo Co. PLC	2,032	311,831
		2,320,240
Medical-HMO — 0.3%
Cigna Corp.	1,867	163,325
Humana, Inc.	2,100	216,762
WellCare Health Plans, Inc.†	1,300	91,546
		471,633
Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	9,915	469,277
Community Health Systems, Inc.†	119	4,673
HCA Holdings, Inc.†	316	15,076
Health Management Associates, Inc., Class A†	4,190	54,889
Tenet Healthcare Corp.†	1,672	70,425
Universal Health Services, Inc., Class B	3,087	250,850
		865,190
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc.†	337	12,388
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,031	634,970
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,600	97,236
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	755	51,197

Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A†	291	11,221
Lions Gate Entertainment Corp.	1,305	41,316
		52,537
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,622	250,787
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	944	130,480
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,561	169,493
Networking Products — 0.3%
Palo Alto Networks, Inc.†	7,339	421,772
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	4,483	195,593
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,413	32,923
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	510	25,597
Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	172	9,183
Patterson-UTI Energy, Inc.	14,197	359,468
Seadrill, Ltd.	5,711	234,608
		603,259
Oil Companies-Exploration & Production — 3.6%
Antero Resources Corp.†	1,676	106,325
Cabot Oil & Gas Corp.	16,011	620,586
Cimarex Energy Co.	900	94,419
Cobalt International Energy, Inc.†	13,888	228,458
Concho Resources, Inc.†	3,992	431,136
Continental Resources, Inc.†	1,590	178,907
Diamondback Energy, Inc.†	2,300	121,578
Energy XXI Bermuda, Ltd.	3,400	92,004
EQT Corp.	4,924	442,077
Gulfport Energy Corp.†	1,117	70,539
Kosmos Energy, Ltd.†	1,633	18,257
Laredo Petroleum, Inc.†	612	16,946
Noble Energy, Inc.	736	50,129
Oasis Petroleum, Inc.†	1,623	76,232
Pioneer Natural Resources Co.	6,784	1,248,731
QEP Resources, Inc.	293	8,980
Range Resources Corp.	14,660	1,235,985
SM Energy Co.	2,871	238,609
Southwestern Energy Co.†	8,280	325,652
Whiting Petroleum Corp.†	152	9,404
		5,614,954
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	4,425	263,420
Dresser-Rand Group, Inc.†	3,431	204,591
Dril-Quip, Inc.†	656	72,114
FMC Technologies, Inc.†	5,497	286,998
		827,123
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	3,899	168,125
CVR Energy, Inc.	253	10,988
Tesoro Corp.	4,200	245,700
		424,813
Oil-Field Services — 0.7%
Core Laboratories NV	900	171,855
Frank’s International NV	5,749	155,223
MRC Global, Inc.†	576	18,582
Oceaneering International, Inc.	4,648	366,634
RPC, Inc.	818	14,601
Superior Energy Services, Inc.†	12,800	340,608
		1,067,503
Paper & Related Products — 0.4%
International Paper Co.	6,182	303,104
KapStone Paper and Packaging Corp.†	5,390	301,085
		604,189
Pharmacy Services — 0.7%
Catamaran Corp.†	22,944	1,089,381
Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	4,304	152,878
MEDNAX, Inc.†	4,252	226,972
		379,850
Pipelines — 0.1%
ONEOK, Inc.	3,131	194,686
Platinum — 0.1%
Stillwater Mining Co.†	7,000	86,380
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,495	271,706
Precious Metals — 0.0%
Tahoe Resources, Inc.†	176	2,929
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	1,590	32,245
Professional Sports — 0.2%
Madison Square Garden, Co., Class A†	4,313	248,343
Publishing-Periodicals — 0.1%
Nielsen Holdings NV	4,008	183,927
Quarrying — 0.1%
Compass Minerals International, Inc.	1,838	147,132
Real Estate Investment Trusts — 1.7%
Apartment Investment & Management Co., Class A	1,294	33,528
Boston Properties, Inc.	233	23,386
Brixmor Property Group, Inc.	148	3,009
CBL & Associates Properties, Inc.	862	15,481
Corrections Corp. of America	1,178	37,778
Crown Castle International Corp.†	12,498	917,728
Digital Realty Trust, Inc.	1,631	80,115
Equity Lifestyle Properties, Inc.	973	35,252
Extra Space Storage, Inc.	143	6,025
Federal Realty Investment Trust	693	70,277
Host Hotels & Resorts, Inc.	28,800	559,872
Omega Healthcare Investors, Inc.	1,974	58,825
Plum Creek Timber Co., Inc.	2,851	132,600
Rayonier, Inc.	2,036	85,716
Regency Centers Corp.	620	28,706
Senior Housing Properties Trust	222	4,935

Spirit Realty Capital, Inc.	1,154	11,344
Tanger Factory Outlet Centers	1,526	48,862
Taubman Centers, Inc.	189	12,081
Ventas, Inc.	2,136	122,350
Vornado Realty Trust	586	52,031
Weyerhaeuser Co.	9,409	297,042
		2,636,943
Real Estate Management/Services — 0.3%
American Homes 4 Rent, Class A	158	2,560
CBRE Group, Inc., Class A†	4,509	118,587
Jones Lang LaSalle, Inc.	2,200	225,258
Realogy Holdings Corp.†	1,731	85,632
		432,037
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,900	93,590
St. Joe Co.†	71	1,362
		94,952
Recreational Centers — 0.3%
Life Time Fitness, Inc.†	10,930	513,710
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,047	152,485
Rental Auto/Equipment — 0.7%
Aaron’s, Inc.	185	5,439
Avis Budget Group, Inc.†	1,741	70,371
Hertz Global Holdings, Inc.†	29,574	846,408
United Rentals, Inc.†	1,523	118,718
		1,040,936
Resorts/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	492	14,155
Six Flags Entertainment Corp.	1,067	39,287
		53,442
Respiratory Products — 0.1%
ResMed, Inc.	2,302	108,378
Retail-Apparel/Shoe — 3.1%
Abercrombie & Fitch Co., Class A	148	4,871
American Eagle Outfitters, Inc.	2,005	28,872
Ascena Retail Group, Inc.†	297	6,284
Chico’s FAS, Inc.	9,354	176,229
Coach, Inc.	9,340	524,254
DSW, Inc., Class A	3,248	138,787
Fifth & Pacific Cos., Inc.†	3,900	125,073
Foot Locker, Inc.	286	11,852
Gap, Inc.	4,511	176,290
L Brands, Inc.	8,578	530,549
Lululemon Athletica, Inc.†	16,274	960,654
PVH Corp.	5,980	813,400
Ross Stores, Inc.	15,715	1,177,525
Urban Outfitters, Inc.†	4,139	153,557
		4,828,197
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,179	130,492
AutoZone, Inc.†	1,473	704,006
O’Reilly Automotive, Inc.†	4,485	577,264
		1,411,762
Retail-Automobile — 0.5%
AutoNation, Inc.†	821	40,795
CarMax, Inc.†	11,729	551,498
Copart, Inc.†	4,005	146,783
		739,076
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	6,132	492,400
Retail-Building Products — 0.4%
Lumber Liquidators Holdings, Inc.†	6,396	658,084
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Class A	764	61,785
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,178	46,979
Retail-Discount — 0.8%
Big Lots, Inc.†	249	8,040
Dollar General Corp.†	10,587	638,608
Dollar Tree, Inc.†	10,154	572,889
Family Dollar Stores, Inc.	1,556	101,093
		1,320,630
Retail-Drug Store — 0.1%
Rite Aid Corp.†	18,600	94,116
Retail-Gardening Products — 0.3%
Tractor Supply Co.	6,455	500,779
Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	18,950	437,366
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	114	8,972
Tiffany & Co.	5,405	501,476
		510,448
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	4,279	249,380
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,343	144,797
Retail-Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	2,743	82,921
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,829	176,535
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,269	310,570
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	222	9,582
Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	294	28,580
Kohl’s Corp.	1,900	107,825
Macy’s, Inc.	4,805	256,587
		392,992
Retail-Restaurants — 2.3%
Bloomin’ Brands, Inc.†	41,016	984,794
Brinker International, Inc.	4,770	221,042
Buffalo Wild Wings, Inc.†	1,896	279,091

Burger King Worldwide, Inc.	1,622	37,079
Chipotle Mexican Grill, Inc.†	1,149	612,164
Darden Restaurants, Inc.	1,370	74,487
Domino’s Pizza, Inc.	909	63,312
Dunkin’ Brands Group, Inc.	1,723	83,048
Panera Bread Co., Class A†	5,459	964,551
Tim Hortons, Inc.	4,000	233,520
		3,553,088
Retail-Sporting Goods — 0.7%
Cabela’s, Inc.†	768	51,195
Dick’s Sporting Goods, Inc.	17,296	1,004,897
		1,056,092
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	1,589	92,877
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,606	43,651
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	3,970	94,685
Satellite Telecom — 0.8%
DigitalGlobe, Inc.†	29,590	1,217,628
Intelsat SA†	22	496
		1,218,124
Security Services — 0.4%
ADT Corp.	14,135	572,043
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	4,451	226,689
Atmel Corp.†	6,926	54,230
Linear Technology Corp.	8,269	376,653
Maxim Integrated Products, Inc.	4,703	131,261
NXP Semiconductor NV†	17,260	792,752
		1,581,585
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	12,834	227,033
KLA-Tencor Corp.	1,300	83,798
Lam Research Corp.†	615	33,487
		344,318
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	810	72,908
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,533	433,007
Specified Purpose Acquisitions — 0.3%
Platform Acquisition Holdings, Ltd.†(1)	36,633	512,862
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,732	258,276
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,100	130,620
Telecom Equipment-Fiber Optics — 0.2%
IPG Photonics Corp.†	2,924	226,932
JDS Uniphase Corp.†	11,479	148,997
		375,929
Telecom Services — 0.1%
Level 3 Communications, Inc.†	879	29,156
NeuStar, Inc., Class A†	1,063	53,001
tw telecom, Inc.†	2,429	74,012
		156,169
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	385	7,284
Harris Corp.	308	21,502
Juniper Networks, Inc.†	5,913	133,456
		162,242
Telephone-Integrated — 0.0%
Windstream Holdings, Inc.	9,052	72,235
Television — 0.0%
AMC Networks, Inc., Class A†	971	66,135
Theaters — 0.0%
Cinemark Holdings, Inc.	1,863	62,094
Regal Entertainment Group, Class A	292	5,679
		67,773
Therapeutics — 0.6%
BioMarin Pharmaceutical, Inc.†	5,746	403,772
Pharmacyclics, Inc.†	3,444	364,306
Questcor Pharmaceuticals, Inc.	1,500	81,675
Theravance, Inc.†	1,272	45,347
		895,100
Tobacco — 0.4%
Lorillard, Inc.	11,604	588,091
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,006	110,177
Stanley Black & Decker, Inc.	230	18,559
		128,736
Toys — 0.5%
Hasbro, Inc.	1,578	86,806
Mattel, Inc.	14,081	669,974
		756,780
Transactional Software — 0.4%
Solera Holdings, Inc.	8,613	609,456
Transport-Equipment & Leasing — 0.0%
AMERCO	65	15,460
Transport-Marine — 0.0%
Kirby Corp.†	542	53,794
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	306	29,391
Kansas City Southern	4,680	579,525
		608,916
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	3,944	230,093
Expeditors International of Washington, Inc.	7,639	338,026
		568,119
Transport-Truck — 0.3%
Con-way, Inc.	333	13,224
J.B. Hunt Transport Services, Inc.	3,878	299,769
Landstar System, Inc.	2,452	140,867

Old Dominion Freight Line, Inc.†	1,147	60,814
		514,674
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	1,378	108,448
Mead Johnson Nutrition Co.	5,072	424,831
		533,279
Water — 0.0%
Aqua America, Inc.	2,490	58,739
Web Hosting/Design — 0.3%
Equinix, Inc.†	1,698	301,310
Rackspace Hosting, Inc.†	4,925	192,715
		494,025
Web Portals/ISP — 0.4%
Dropbox, Inc. †(2)(5)(6)	844	9,952
SINA Corp.†	1,100	92,675
Trulia, Inc.†	15,040	530,461
		633,088
Wireless Equipment — 0.8%
Aruba Networks, Inc.†	5,800	103,820
Motorola Solutions, Inc.	6,401	432,068
SBA Communications Corp., Class A†	8,162	733,274
		1,269,162
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,275	28,496
Total Common Stocks (cost $108,558,924)		153,342,746

CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.1%
Coupons.com, Inc. †(2)(5)(6)	12,730	73,834
Web Portals/ISP — 0.0%
Dropbox, Inc. Class A-1†(2)(5)(6)	5,146	50,302
Dropbox, Inc., Series A†(2)(5)(6)	1,047	12,310
		62,612
Total Convertible Preferred Securities (cost $125,972)		136,446

EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Growth Index Fund (cost $3,240,951)	15,243	1,286,204

WARRANTS †— 0.0%
Specified Purpose Acquisitions — 0.0%
Platform Acquisition Holdings, Ltd. Expires 07/31/2020 (strike price $11.50) (2)(5) (cost $157)	15,701	13,071
Total Long-Term Investment Securities (cost $111,926,004)		154,778,467

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
T. Rowe Price Reserve Investment Fund	244,516	244,516
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 03/13/14(4)	$60,000	59,995
Total Short-Term Investment Securities (cost $304,508)		304,511
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(3)	385,000	385,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	270,000	270,000
BNP Paribas SA Joint Repurchase Agreement(3)	270,000	270,000
Deutsche Bank AG Joint Repurchase Agreement(3)	310,000	310,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	1,011,000	1,011,000
UBS Securities LLC Joint Repurchase Agreement(3)	230,000	230,000
Total Repurchase Agreements (cost $2,476,000)		2,476,000
TOTAL INVESTMENTS (cost $114,706,512)(7)	100.6%	157,558,978
Liabilities in excess of other assets	(0.6)	(978,566)
NET ASSETS	100.0%	$156,580,412

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $159,469 representing 0.1% of net assets.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Mid Cap Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Coupons.com, Inc.
Convertible
Preferred Securities	06/01/2011	6,365	$69,930
	08/18/2011	6,365	—
		12,730	69,930	$73,834	$5.80	0.05%
Dropbox, Inc.
Common Stock	05/01/2012	844	7,637	9,952	11.79	0.01
Dropbox, Inc.
Series A
Convertible Preferred Securities	05/01/2012	1,047	9,474	12,310	11.76	0.01
Dropbox, Inc.
Class A-1
Convertible Preferred Securities	05/01/2012	5,146	46,567	50,302	9.77	0.03
				$146,398		0.10%

(7)	See Note 4 for cost of investments on a tax basis.
(8)	Security represents an investment in an affiliated company; see Note 3.

ADR - American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	March 2014	$908,017	$937,580	$29,563

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Specified Purpose Acquisitions	$—	$512,862	$—	$512,862
Web Portals/ISP	623,136	—	9,952	633,088
Other Industries*	152,196,796	—	—	152,196,796
Convertible Preferred Stock	—	—	136,446	136,446
Exchange-Traded Funds	1,286,204	—	—	1,286,204
Warrants	—	—	13,071	13,071
Short-Term Investment Securities:
Registered Investment Companies	244,516	—	—	244,516
U.S. Government Treasuries	—	59,995	—	59,995
Repurchase Agreements	—	2,476,000	—	2,476,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	29,563	—	—	29,563
Total	$154,380,215	$3,048,857	$159,469	$157,588,541

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	77,369	$1,369,431
Aerospace/Defense — 0.3%
Esterline Technologies Corp.†	6,300	642,348
Rockwell Collins, Inc.	568	41,987
Spirit Aerosystems Holdings, Inc., Class A†	3,991	136,013
		820,348
Aerospace/Defense-Equipment — 0.6%
Alliant Techsystems, Inc.	1,236	150,396
B/E Aerospace, Inc.†	243	21,148
Exelis, Inc.	7,227	137,747
Triumph Group, Inc.	22,607	1,719,715
		2,029,006
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	7,278	1,696,065
Agricultural Operations — 0.6%
Bunge, Ltd.	23,450	1,925,480
Airlines — 0.6%
Alaska Air Group, Inc.	208	15,261
American Airlines Group, Inc.†	3,170	80,042
Delta Air Lines, Inc.	17,831	489,818
Southwest Airlines Co.	24,695	465,254
United Continental Holdings, Inc.†	20,038	758,037
		1,808,412
Appliances — 0.4%
Whirlpool Corp.	9,136	1,433,073
Applications Software — 0.7%
Citrix Systems, Inc.†	19,835	1,254,564
Compuware Corp.	8,199	91,911
Nuance Communications, Inc.†	10,042	152,638
PTC, Inc.†	20,484	724,929
		2,224,042
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,826	53,958
Audio/Video Products — 0.1%
Harman International Industries, Inc.	2,610	213,629
Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp.†	1,862	71,110
Oshkosh Corp.	15,680	789,958
PACCAR, Inc.	11,835	700,277
		1,561,345
Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	1,134	31,310
Delphi Automotive PLC	21,531	1,294,659
Lear Corp.	2,748	222,506
TRW Automotive Holdings Corp.†	10,524	782,880
		2,331,355
Banks-Commercial — 3.7%
Associated Banc-Corp.	6,443	112,108
Bank of Hawaii Corp.	1,723	101,898
BankUnited, Inc.	2,473	81,411
BOK Financial Corp.	1,017	67,447
CapitalSource, Inc.	7,531	108,220
CIT Group, Inc.	56,233	2,931,426
City National Corp.	1,794	142,121
Commerce Bancshares, Inc.	3,102	139,311
Cullen/Frost Bankers, Inc.	1,999	148,786
East West Bancorp, Inc.	5,231	182,928
First Citizens BancShares, Inc., Class A	290	64,563
First Horizon National Corp.	9,267	107,960
First Republic Bank	20,128	1,053,701
Fulton Financial Corp.	7,497	98,061
M&T Bank Corp.	31,080	3,618,334
Popular, Inc.†	3,966	113,943
Regions Financial Corp.	54,294	536,968
Signature Bank†	7,792	837,017
SVB Financial Group†	1,732	181,617
Synovus Financial Corp.	37,580	135,288
TCF Financial Corp.	6,295	102,294
Valley National Bancorp.	7,654	77,458
Zions Bancorporation	31,579	946,107
		11,888,967
Banks-Fiduciary — 0.2%
Northern Trust Corp.	9,190	568,769
Banks-Super Regional — 2.6%
Comerica, Inc.	37,370	1,776,570
Fifth Third Bancorp	93,099	1,957,872
Huntington Bancshares, Inc.	154,811	1,493,926
KeyCorp	35,361	474,545
SunTrust Banks, Inc.	74,750	2,751,547
		8,454,460
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,391	258,802
Beverages-Non-alcoholic — 0.2%
Monster Beverage Corp.†	10,674	723,377
Beverages-Wine/Spirits — 0.6%
Beam, Inc.	18,580	1,264,555
Constellation Brands, Inc., Class A†	11,475	807,610
		2,072,165
Brewery — 0.1%
Molson Coors Brewing Co., Class B	5,367	301,357
Broadcast Services/Program — 0.3%
Scripps Networks Interactive, Inc., Class A	11,815	1,020,934
Starz, Class A†	472	13,801
		1,034,735
Building & Construction Products-Misc. — 0.9%
Armstrong World Industries, Inc.†	34,129	1,966,172
Fortune Brands Home & Security, Inc.	767	35,052
Louisiana-Pacific Corp.†	35,308	653,551
Owens Corning†	4,567	185,968
		2,840,743
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,992	296,625
Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	10,833	241,793
Lennar Corp., Class A	20,051	793,217
NVR, Inc.†	30	30,780
Taylor Morrison Home Corp., Class A†	146	3,278
Toll Brothers, Inc.†	39,481	1,460,797
		2,529,865
Casino Hotels — 0.5%
MGM Resorts International†	69,328	1,630,595
Casino Services — 0.0%
Gaming and Leisure Properties, Inc.	2,956	150,194
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	7,311	245,942

U.S. Cellular Corp.	492	20,575
		266,517
Chemicals-Diversified — 0.8%
Axiall Corp.	21,300	1,010,472
Celanese Corp., Series A	13,360	738,941
Chemtura Corp.†	16,900	471,848
Huntsman Corp.	7,423	182,606
Rockwood Holdings, Inc.	770	55,378
Westlake Chemical Corp.	109	13,306
		2,472,551
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,938	122,850
Ashland, Inc.	9,788	949,827
Cabot Corp.	2,452	126,033
Cytec Industries, Inc.	1,402	130,610
International Flavors & Fragrances, Inc.	4,200	361,116
Sigma-Aldrich Corp.	259	24,349
W.R. Grace & Co.†	376	37,175
		1,751,960
Coal — 0.4%
CONSOL Energy, Inc.	25,483	969,373
Peabody Energy Corp.	10,358	202,292
		1,171,665
Coatings/Paint — 0.3%
Kronos Worldwide, Inc.	800	15,240
RPM International, Inc.	326	13,532
Valspar Corp.	14,591	1,040,193
		1,068,965
Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†	6,874	519,537
Commercial Services — 0.1%
Cintas Corp.	2,846	169,593
Iron Mountain, Inc.	654	19,849
Quanta Services, Inc.†	6,344	200,217
Weight Watchers International, Inc.	471	15,510
		405,169
Commercial Services-Finance — 0.3%
Global Payments, Inc.	8,598	558,784
Lender Processing Services, Inc.	525	19,624
McGraw Hill Financial, Inc.	5,560	434,792
SEI Investments Co.	299	10,384
Total System Services, Inc.	1,406	46,792
		1,070,376
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,776	89,386
Computer Services — 0.1%
Computer Sciences Corp.	5,771	322,483
DST Systems, Inc.	235	21,324
		343,807
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	17,048	151,216
Diebold, Inc.	2,445	80,709
MICROS Systems, Inc.†	2,571	147,498
NCR Corp.†	32,900	1,120,574
Riverbed Technology, Inc.†	345	6,238
		1,506,235
Computers-Memory Devices — 0.5%
NetApp, Inc.	13,169	541,773
SanDisk Corp.	4,738	334,219
Western Digital Corp.	8,116	680,932
		1,556,924
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	2,421	85,994
Stratasys, Ltd.†	607	81,763
		167,757
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	68	1,302
CoreLogic, Inc.†	3,668	130,324
Leidos Holdings, Inc.	2,807	130,497
Science Applications International Corp.	1,604	53,044
Towers Watson & Co., Class A	2,504	319,536
		634,703
Consumer Products-Misc. — 0.8%
Clorox Co.	829	76,898
Jarden Corp.†	21,000	1,288,350
Tupperware Brands Corp.	13,000	1,228,890
		2,594,138
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	812	36,191
Greif, Inc., Class A	970	50,828
Owens-Illinois, Inc.†	2,603	93,135
		180,154
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	2,217	90,808
Packaging Corp. of America	13,301	841,687
Rock Tenn Co., Class A	9,074	952,861
Sonoco Products Co.	3,889	162,249
		2,047,605
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	31,700	545,874
Coty, Inc., Class A	740	11,285
		557,159
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	8,965	317,989
Royal Caribbean Cruises, Ltd.	6,275	297,560
		615,549
Data Processing/Management — 1.1%
Dun & Bradstreet Corp.	114	13,994
Fidelity National Information Services, Inc.	65,342	3,507,559
Paychex, Inc.	1,250	56,912
		3,578,465
Decision Support Software — 0.0%
MSCI, Inc.†	2,694	117,782
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,969	192,417
Patterson Cos., Inc.	353	14,544
		206,961
Diagnostic Equipment — 0.1%
Life Technologies Corp.†	5,107	387,111
Diagnostic Kits — 0.1%
Alere, Inc.†	3,123	113,053
QIAGEN NV†	8,990	214,052
		327,105
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	8,900	563,993

Disposable Medical Products — 0.4%
C.R. Bard, Inc.	10,396	1,392,440
Distribution/Wholesale — 0.9%
Arrow Electronics, Inc.†	17,721	961,364
Genuine Parts Co.	327	27,203
HD Supply Holdings, Inc.†	25,674	616,433
Ingram Micro, Inc., Class A†	5,852	137,288
WESCO International, Inc.†	11,394	1,037,652
		2,779,940
Diversified Manufacturing Operations — 3.0%
A.O. Smith Corp.	1,700	91,698
Carlisle Cos., Inc.	17,637	1,400,378
Crane Co.	8,358	562,075
Dover Corp.	14,322	1,382,646
Harsco Corp.	2,885	80,867
Ingersoll-Rand PLC	3,307	203,711
Leggett & Platt, Inc.	5,489	169,830
Parker Hannifin Corp.	5,733	737,493
Pentair, Ltd.	31,248	2,427,032
SPX Corp.	1,798	179,099
Textron, Inc.	59,799	2,198,211
Trinity Industries, Inc.	3,043	165,904
		9,598,944
Diversified Operations — 0.1%
Leucadia National Corp.	9,830	278,582
E-Commerce/Products — 0.0%
zulily, Inc., Class A†	208	8,617
E-Commerce/Services — 0.7%
Expedia, Inc.	2,261	157,501
Liberty Interactive Corp., Class A†	70,869	2,080,005
		2,237,506
E-Services/Consulting — 0.0%
CDW Corp.	661	15,441
Electric-Generation — 0.1%
AES Corp.	23,850	346,064
Electric-Integrated — 5.2%
Alliant Energy Corp.	4,261	219,868
Ameren Corp.	9,321	337,047
CMS Energy Corp.	49,050	1,313,069
Consolidated Edison, Inc.	11,251	621,955
DTE Energy Co.	6,682	443,618
Edison International	40,725	1,885,568
Entergy Corp.	6,845	433,083
FirstEnergy Corp.	55,800	1,840,284
Great Plains Energy, Inc.	5,905	143,137
Hawaiian Electric Industries, Inc.	3,785	98,637
Integrys Energy Group, Inc.	3,040	165,406
MDU Resources Group, Inc.	7,254	221,610
Northeast Utilities	12,086	512,326
OGE Energy Corp.	7,615	258,149
Pepco Holdings, Inc.	9,549	182,672
Pinnacle West Capital Corp.	4,224	223,534
Portland General Electric Co.	34,400	1,038,880
PPL Corp.	60,566	1,822,431
Public Service Enterprise Group, Inc.	19,437	622,762
SCANA Corp.	20,876	979,711
TECO Energy, Inc.	8,358	144,092
Westar Energy, Inc.	4,885	157,150
Wisconsin Energy Corp.	35,886	1,483,527
Xcel Energy, Inc.	59,413	1,659,999
		16,808,515
Electric-Transmission — 0.2%
ITC Holdings Corp.	8,200	785,724
Electronic Components-Misc. — 0.5%
AVX Corp.	1,816	25,297
Garmin, Ltd.	4,711	217,742
Gentex Corp.	2,344	77,329
Jabil Circuit, Inc.	7,784	135,753
TE Connectivity, Ltd.	18,700	1,030,557
Vishay Intertechnology, Inc.†	5,050	66,963
		1,553,641
Electronic Components-Semiconductors — 1.9%
Altera Corp.	59,374	1,931,436
Avago Technologies, Ltd.	794	41,995
Fairchild Semiconductor International, Inc.†	4,887	65,241
First Solar, Inc.†	2,604	142,283
Freescale Semiconductor, Ltd.†	1,194	19,164
LSI Corp.	18,662	205,655
Micron Technology, Inc.†	39,571	861,065
NVIDIA Corp.	134,395	2,153,008
ON Semiconductor Corp.†	866	7,136
Rovi Corp.†	3,508	69,072
Silicon Laboratories, Inc.†	217	9,398
Skyworks Solutions, Inc.†	1,241	35,443
Xilinx, Inc.	13,900	638,288
		6,179,184
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,907	239,647
Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	52,857	3,022,892
FLIR Systems, Inc.	1,651	49,695
		3,072,587
Electronic Parts Distribution — 0.1%
Avnet, Inc.	5,265	232,239
Tech Data Corp.†	1,451	74,872
		307,111
Electronic Security Devices — 0.8%
Allegion PLC†	1,102	48,698
Tyco International, Ltd.	58,333	2,393,986
		2,442,684
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,457	369,415
Engineering/R&D Services — 1.1%
AECOM Technology Corp.†	3,580	105,359
Fluor Corp.	2,509	201,448
Jacobs Engineering Group, Inc.†	21,625	1,362,159
KBR, Inc.	50,778	1,619,310
McDermott International, Inc.†	9,083	83,200
URS Corp.	2,916	154,519
		3,525,995
Enterprise Software/Service — 0.1%
CA, Inc.	12,597	423,889
Veeva Systems, Inc., Class A†	204	6,548
		430,437
Entertainment Software — 0.2%
Activision Blizzard, Inc.	10,224	182,294
Electronic Arts, Inc.†	25,397	582,607
		764,901
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	440	19,122

Finance-Consumer Loans — 0.5%
SLM Corp.	65,596	1,723,863
Finance-Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	11,019	216,413
Interactive Brokers Group, Inc., Class A	1,798	43,763
LPL Financial Holdings, Inc.	468	22,010
Raymond James Financial, Inc.	57,883	3,020,914
TD Ameritrade Holding Corp.	26,146	801,114
		4,104,214
Finance-Leasing Companies — 0.0%
Air Lease Corp.	2,693	83,698
Finance-Other Services — 0.6%
IntercontinentalExchange Group, Inc.	1,592	358,073
NASDAQ OMX Group, Inc.	39,959	1,590,368
		1,948,441
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	6,476	152,769
MBIA, Inc.†	5,443	64,989
		217,758
Food-Confectionery — 0.1%
J.M. Smucker Co.	3,581	371,063
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,583	61,592
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	35,736	1,195,727
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	2,298	99,457
ConAgra Foods, Inc.	1,201	40,474
Ingredion, Inc.	15,807	1,082,147
Pinnacle Foods, Inc.	29,845	819,544
		2,041,622
Food-Retail — 0.1%
Safeway, Inc.	8,536	278,018
Sprouts Farmers Market, Inc.†	231	8,877
		286,895
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	742	62,669
Funeral Services & Related Items — 0.0%
Service Corp. International	1,781	32,290
Gas-Distribution — 1.8%
AGL Resources, Inc.	4,540	214,424
Atmos Energy Corp.	3,478	157,971
CenterPoint Energy, Inc.	16,462	381,589
National Fuel Gas Co.	2,826	201,776
NiSource, Inc.	11,987	394,133
Questar Corp.	5,857	134,652
Sempra Energy	43,988	3,948,363
UGI Corp.	4,373	181,305
Vectren Corp.	3,161	112,215
		5,726,428
Gold Mining — 0.2%
Newmont Mining Corp.	18,912	435,543
Royal Gold, Inc.	1,840	84,769
		520,312
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,666	151,225
Hotels/Motels — 1.2%
Choice Hotels International, Inc.	1,007	49,454
Hyatt Hotels Corp., Class A†	14,119	698,326
Marriott International, Inc., Class A	1,047	51,680
Orient-Express Hotels, Ltd., Class A†	35,500	536,405
Starwood Hotels & Resorts Worldwide, Inc.	22,479	1,785,956
Wyndham Worldwide Corp.	8,700	641,103
		3,762,924
Human Resources — 0.1%
Manpowergroup, Inc.	2,963	254,403
Independent Power Producers — 0.5%
Calpine Corp.†	57,409	1,120,050
NRG Energy, Inc.	12,388	355,783
		1,475,833
Instruments-Scientific — 0.5%
PerkinElmer, Inc.	39,100	1,612,093
Insurance Brokers — 0.7%
Aon PLC	2,719	228,097
Arthur J. Gallagher & Co.	11,497	539,554
Brown & Brown, Inc.	2,455	77,063
Marsh & McLennan Cos., Inc.	19,900	962,364
Willis Group Holdings PLC	12,362	553,941
		2,361,019
Insurance-Life/Health — 2.3%
Lincoln National Corp.	79,370	4,097,080
Principal Financial Group, Inc.	48,111	2,372,354
Protective Life Corp.	3,014	152,689
StanCorp Financial Group, Inc.	1,701	112,691
Torchmark Corp.	3,553	277,667
Unum Group	10,254	359,710
		7,372,191
Insurance-Multi-line — 3.9%
ACE, Ltd.	10,000	1,035,300
Allstate Corp.	18,800	1,025,352
American Financial Group, Inc.	2,579	148,860
American National Insurance Co.	279	31,957
Assurant, Inc.	2,793	185,371
Cincinnati Financial Corp.	6,278	328,779
CNA Financial Corp.	1,014	43,490
Genworth Financial, Inc., Class A†	91,621	1,422,874
Hartford Financial Services Group, Inc.	86,813	3,145,235
ING US, Inc.	35,867	1,260,725
Kemper Corp.	1,828	74,729
Old Republic International Corp.	9,971	172,199
XL Group PLC	110,012	3,502,782
		12,377,653
Insurance-Property/Casualty — 0.7%
Alleghany Corp.†	645	257,974
Arch Capital Group, Ltd.†	4,790	285,915
Fidelity National Financial, Inc., Class A	9,593	311,293
Hanover Insurance Group, Inc.	1,207	72,070
HCC Insurance Holdings, Inc.	3,857	177,962
Markel Corp.†	530	307,585
Mercury General Corp.	1,031	51,251
ProAssurance Corp.	2,375	115,140
Progressive Corp.	4,541	123,833
White Mountains Insurance Group, Ltd.	237	142,930
WR Berkley Corp.	10,409	451,647
		2,297,600
Insurance-Reinsurance — 1.7%
Allied World Assurance Co. Holdings AG(4)	889	100,288
Argo Group International Holdings, Ltd.	13,100	609,019
Aspen Insurance Holdings, Ltd.	2,546	105,175
Axis Capital Holdings, Ltd.	3,412	162,309

Endurance Specialty Holdings, Ltd.	1,091	64,009
Everest Re Group, Ltd.	18,908	2,947,190
PartnerRe, Ltd.	2,078	219,084
Reinsurance Group of America, Inc.	2,785	215,587
RenaissanceRe Holdings, Ltd.	1,710	166,451
Validus Holdings, Ltd.	22,767	917,282
		5,506,394
Internet Application Software — 0.0%
Zynga, Inc., Class A†	22,407	85,147
Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	6,389	580,504
TIBCO Software, Inc.†	12,385	278,415
		858,919
Internet Security — 0.3%
FireEye, Inc.†	170	7,414
Symantec Corp.	38,879	916,767
		924,181
Investment Companies — 0.4%
Ares Capital Corp.	80,053	1,422,542
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	5,200	1,127,776
Ameriprise Financial, Inc.	5,272	606,544
Artisan Partners Asset Management, Inc., Class A	284	18,514
Federated Investors, Inc., Class B	937	26,986
Invesco, Ltd.	112,483	4,094,381
Legg Mason, Inc.	4,269	185,616
		6,059,817
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	3,025	157,512
Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	4,082	238,756
Terex Corp.	32,170	1,350,818
		1,589,574
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,728	127,388
Machinery-Farming — 0.1%
AGCO Corp.	3,738	221,252
Machinery-General Industrial — 0.4%
Babcock & Wilcox Co.	1,336	45,678
IDEX Corp.	14,415	1,064,548
Zebra Technologies Corp., Class A†	1,782	96,370
		1,206,596
Machinery-Pumps — 0.1%
Xylem, Inc.	6,684	231,266
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	6,831	105,607
Medical Instruments — 0.3%
Boston Scientific Corp.†	51,825	622,937
St Jude Medical, Inc.	3,962	245,446
Techne Corp.	757	71,665
		940,048
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	5,846	534,149
Quest Diagnostics, Inc.	5,218	279,372
		813,521
Medical Products — 0.8%
CareFusion Corp.†	38,204	1,521,283
Cooper Cos., Inc.	481	59,567
Hill-Rom Holdings, Inc.	2,296	94,917
Hospira, Inc.†	6,357	262,417
Teleflex, Inc.	1,579	148,205
Zimmer Holdings, Inc.	6,105	568,925
		2,655,314
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc., Class A†	787	97,281
Charles River Laboratories International, Inc.†	1,034	54,843
		152,124
Medical-Drugs — 0.2%
Forest Laboratories, Inc.†	10,244	614,948
Quintiles Transnational Holdings, Inc.†	577	26,738
		641,686
Medical-Generic Drugs — 1.0%
Actavis PLC†	9,200	1,545,600
Mylan, Inc.†	34,900	1,514,660
		3,060,260
Medical-HMO — 2.3%
Aetna, Inc.	23,581	1,617,421
Cigna Corp.	26,625	2,329,155
Health Net, Inc.†	3,048	90,434
Humana, Inc.	32,272	3,331,116
		7,368,126
Medical-Hospitals — 1.2%
Community Health Systems, Inc.†	30,638	1,203,154
HCA Holdings, Inc.†	9,529	454,629
LifePoint Hospitals, Inc.†	1,820	96,169
Tenet Healthcare Corp.†	30,729	1,294,306
Universal Health Services, Inc., Class B	10,840	880,858
		3,929,116
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc.†	440	16,174
Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	60,168	4,019,824
Metal Processors & Fabrication — 0.5%
Timken Co.	26,159	1,440,576
Metal-Aluminum — 0.1%
Alcoa, Inc.	41,080	436,680
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	5,881	154,141
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	766	51,942
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A†	1,041	40,141
DreamWorks Animation SKG, Inc., Class A†	2,835	100,642
		140,783
Networking Products — 0.5%
Anixter International, Inc.	11,500	1,033,160
Polycom, Inc.†	56,415	633,540
		1,666,700
Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	4,074	72,314
Republic Services, Inc.	10,387	344,848
Waste Connections, Inc.	11,316	493,717
		910,879
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	4,381	102,077

Xerox Corp.	47,169	574,047
		676,124
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,613	131,146
Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	18,092	965,932
Diamond Offshore Drilling, Inc.	2,645	150,553
Helmerich & Payne, Inc.	3,644	306,387
Nabors Industries, Ltd.	11,318	192,293
Patterson-UTI Energy, Inc.	5,643	142,881
Rowan Cos. PLC, Class A†	4,771	168,703
		1,926,749
Oil Companies-Exploration & Production — 4.0%
Antero Resources Corp.†	789	50,054
Chesapeake Energy Corp.	82,624	2,242,415
Cimarex Energy Co.	26,675	2,798,474
Cobalt International Energy, Inc.†	878	14,443
Denbury Resources, Inc.†	14,335	235,524
Energen Corp.	2,774	196,261
EQT Corp.	9,525	855,155
Gulfport Energy Corp.†	13,204	833,833
Laredo Petroleum, Inc.†	184	5,095
Newfield Exploration Co.†	5,203	128,150
Noble Energy, Inc.	24,027	1,636,479
Pioneer Natural Resources Co.	7,321	1,347,576
QEP Resources, Inc.	6,191	189,754
Range Resources Corp.	19,931	1,680,383
SandRidge Energy, Inc.†	18,989	115,263
Ultra Petroleum Corp.†	5,875	127,194
Unit Corp.†	1,886	97,355
Whiting Petroleum Corp.†	4,164	257,627
WPX Energy, Inc.†	7,692	156,763
		12,967,798
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	7,336	475,960
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	25,196	1,499,918
Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	7,802	387,681
Murphy USA, Inc.†	1,834	76,221
PBF Energy, Inc.	906	28,503
Tesoro Corp.	44,805	2,621,093
		3,113,498
Oil-Field Services — 0.4%
Frank’s International NV	734	19,818
MRC Global, Inc.†	1,821	58,746
Oil States International, Inc.†	9,430	959,220
RPC, Inc.	477	8,514
Superior Energy Services, Inc.†	6,130	163,119
		1,209,417
Paper & Related Products — 0.6%
Domtar Corp.	1,268	119,623
International Paper Co.	31,742	1,556,311
MeadWestvaco Corp.	6,798	251,050
		1,926,984
Pharmacy Services — 0.1%
Omnicare, Inc.	4,031	243,311
Physicians Practice Management — 0.0%
Envision Healthcare Holdings, Inc.†	657	23,337
MEDNAX, Inc.†	1,358	72,490
		95,827
Pipelines — 0.0%
ONEOK, Inc.	475	29,536
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	627	68,280
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,848	47,391
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,193	64,754
Private Equity — 0.1%
American Capital, Ltd.†	10,851	169,710
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,747	96,434
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	8,793	260,097
Graham Holdings Co., Class B	168	111,438
		371,535
Publishing-Periodicals — 0.1%
Nielsen Holdings NV	7,182	329,582
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,610	37,401
Real Estate Investment Trusts — 8.0%
Alexandria Real Estate Equities, Inc.	2,744	174,573
American Campus Communities, Inc.	4,025	129,645
American Capital Agency Corp.	15,229	293,767
American Homes 4 Rent, Class A	1,573	25,482
Annaly Capital Management, Inc.	36,393	362,838
Apartment Investment & Management Co., Class A	2,528	65,500
AvalonBay Communities, Inc.	18,523	2,189,974
BioMed Realty Trust, Inc.	49,157	890,725
Boston Properties, Inc.	5,275	529,452
Brandywine Realty Trust	46,014	648,337
BRE Properties, Inc.	2,961	161,996
Brixmor Property Group, Inc.	1,471	29,905
Camden Property Trust	39,641	2,254,780
CBL & Associates Properties, Inc.	4,216	75,719
Chimera Investment Corp.	39,475	122,373
CommonWealth REIT	4,545	105,944
Corporate Office Properties Trust	3,295	78,059
Corrections Corp. of America	1,624	52,082
DDR Corp.	122,183	1,877,953
Digital Realty Trust, Inc.	10,168	499,452
Douglas Emmett, Inc.	5,477	127,559
Duke Realty Corp.	12,357	185,849
Equity Lifestyle Properties, Inc.	887	32,136
Essex Property Trust, Inc.	1,460	209,525
Extra Space Storage, Inc.	3,922	165,234
Federal Realty Investment Trust	860	87,213
General Growth Properties, Inc.	21,523	431,967
Hatteras Financial Corp.	3,797	62,043
HCP, Inc.	17,459	634,111
Health Care REIT, Inc.	10,931	585,574
Healthcare Trust of America, Inc., Class A	4,280	42,115
Home Properties, Inc.	2,184	117,106
Hospitality Properties Trust	5,747	155,341
Host Hotels & Resorts, Inc.	28,608	556,140
Kilroy Realty Corp.	3,128	156,963
Kimco Realty Corp.	15,702	310,115
Liberty Property Trust	34,776	1,177,863
Macerich Co.	14,782	870,512
Mack-Cali Realty Corp.	3,378	72,559
MFA Financial, Inc.	83,197	587,371

Mid-America Apartment Communities, Inc.	2,867	174,142
National Retail Properties, Inc.	4,547	137,911
Piedmont Office Realty Trust, Inc.	6,440	106,389
Post Properties, Inc.	2,097	94,847
Prologis, Inc.	19,139	707,186
Realty Income Corp.	7,918	295,579
Regency Centers Corp.	2,045	94,684
Retail Properties of America, Inc., Class A	5,145	65,444
Senior Housing Properties Trust	6,697	148,874
SL Green Realty Corp.	3,519	325,085
Spirit Realty Capital, Inc.	11,476	112,809
Starwood Property Trust, Inc.	47,786	1,323,672
Tanger Factory Outlet Centers	21,686	694,386
Taubman Centers, Inc.	17,197	1,099,232
Two Harbors Investment Corp.	80,043	742,799
UDR, Inc.	9,632	224,907
Ventas, Inc.	14,183	812,402
Vornado Realty Trust	14,088	1,250,874
Weingarten Realty Investors	4,679	128,298
		25,675,372
Real Estate Management/Services — 0.8%
Jones Lang LaSalle, Inc.	17,794	1,821,928
Realogy Holdings Corp.†	12,598	623,223
WP Carey, Inc.	2,206	135,338
		2,580,489
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	6,066	115,861
Howard Hughes Corp.†	1,517	182,192
St. Joe Co.†	2,392	45,902
		343,955
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	2,472	72,677
Retail-Apparel/Shoe — 1.2%
Abercrombie & Fitch Co., Class A	2,656	87,409
American Eagle Outfitters, Inc.	2,635	37,944
Ascena Retail Group, Inc.†	4,197	88,809
Chico’s FAS, Inc.	49,399	930,677
DSW, Inc., Class A	243	10,383
Foot Locker, Inc.	5,087	210,805
Guess?, Inc.	2,280	70,840
PVH Corp.	16,903	2,299,146
		3,736,013
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	4,566	224,921
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,689	306,637
Retail-Discount — 0.0%
Big Lots, Inc.†	1,644	53,085
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	26,600	613,928
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,837	223,272
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	9,099	83,256
Sears Holdings Corp.†	1,665	81,651
		164,907
Retail-Misc./Diversified — 0.3%
CST Brands, Inc.	25,517	936,984
Retail-Office Supplies — 0.1%
Staples, Inc.	25,504	405,259
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,263	97,671
Retail-Regional Department Stores — 0.8%
Dillard’s, Inc., Class A	339	32,954
Kohl’s Corp.	8,528	483,964
Macy’s, Inc.	37,144	1,983,490
		2,500,408
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,730	94,060
Wendy’s Co.	10,876	94,839
		188,899
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,558	77,464
Intelsat SA†	808	18,212
		95,676
Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	13,597	144,400
Hudson City Bancorp, Inc.	20,299	191,419
New York Community Bancorp, Inc.	16,935	285,355
People’s United Financial, Inc.	11,893	179,822
TFS Financial Corp.†	3,027	36,672
Washington Federal, Inc.	4,002	93,207
		930,875
Schools — 0.1%
Apollo Group, Inc.†	3,745	102,313
DeVry Education Group, Inc.	2,416	85,768
		188,081
Security Services — 0.1%
ADT Corp.	7,751	313,683
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	19,624	999,450
Marvell Technology Group, Ltd.	15,157	217,958
Maxim Integrated Products, Inc.	42,409	1,183,635
NXP Semiconductor NV†	25,100	1,152,843
		3,553,886
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	79,966	1,414,599
KLA-Tencor Corp.	6,372	410,739
Lam Research Corp.†	20,957	1,141,109
Teradyne, Inc.†	7,323	129,031
		3,095,478
Steel-Producers — 1.1%
Carpenter Technology Corp.	1,778	110,592
Nucor Corp.	12,207	651,610
Reliance Steel & Aluminum Co.	31,996	2,426,577
Steel Dynamics, Inc.	8,467	165,445
United States Steel Corp.	5,543	163,518
		3,517,742
Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	37,047	1,319,985
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	2,091	27,141
Telecom Services — 0.1%
Amdocs, Ltd.	6,184	255,028
Level 3 Communications, Inc.†	4,146	137,523
		392,551

Telecommunication Equipment — 0.6%
CommScope Holding Co., Inc.†	684	12,941
Harris Corp.	3,477	242,730
Juniper Networks, Inc.†	66,639	1,504,042
		1,759,713
Telephone-Integrated — 0.1%
Frontier Communications Corp.	38,328	178,225
Telephone & Data Systems, Inc.	3,620	93,324
Windstream Holdings, Inc.	1,252	9,991
		281,540
Television — 0.6%
Liberty Media Corp.†	13,056	1,912,051
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,330	346,937
Theaters — 0.0%
Regal Entertainment Group, Class A	2,461	47,866
Tools-Hand Held — 1.0%
Snap-on, Inc.	1,986	217,507
Stanley Black & Decker, Inc.	36,948	2,981,334
		3,198,841
Toys — 0.0%
Hasbro, Inc.	657	36,142
Transactional Software — 0.0%
VeriFone Systems, Inc.†	4,174	111,947
Transport-Equipment & Leasing — 0.0%
AMERCO	127	30,206
GATX Corp.	1,798	93,801
		124,007
Transport-Marine — 0.4%
Golar LNG, Ltd.	1,681	61,003
Kirby Corp.†	892	88,531
Teekay Corp.	1,458	69,999
Tidewater, Inc.	20,001	1,185,459
		1,404,992
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	935	89,807
Transport-Services — 0.4%
Ryder System, Inc.	18,195	1,342,427
Transport-Truck — 0.2%
Con-way, Inc.	13,272	527,031
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,401	106,655
Water — 0.3%
American Water Works Co., Inc.	25,026	1,057,599
Aqua America, Inc.	838	19,768
		1,077,367
Web Portals/ISP — 0.0%
AOL, Inc.†	2,975	138,695
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	502	33,885
X-Ray Equipment — 0.1%
Hologic, Inc.†	7,314	163,468
Total Common Stocks (cost $252,413,563)		314,254,772
EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell Midcap Value Index Fund (cost $2,794,073)	43,182	2,837,489
Total Long-Term Investment Securities (cost $255,207,636)		317,092,261
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
SSgA U.S. Government Money Market Fund	1,196,506	1,196,506
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 03/13/14(1)	$60,000	59,996
Total Short-Term Investment Securities (cost $1,256,498)		1,256,502

REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $1,875,000 and collateralized by $2,140,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,916,676.	1,875,000	1,875,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	1,512,000	1,512,000
Total Repurchase Agreements (cost $3,387,000)		3,387,000
TOTAL INVESTMENTS (cost $259,851,134)(3)	100.3%	321,735,763
Liabilities in excess of other assets	(0.3)	(913,587)
NET ASSETS	100.0%	$320,822,176

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Security represents an investment in an affiliated company; see Note 3.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	March 2014	$908,017	$937,580	$29,563

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$16,808,515	$—	$—	$16,808,515
Real Estate Investment Trusts	25,675,372	—	—	25,675,372
Other Industries*	271,770,885	—	—	271,770,885
Exchange-Traded Funds	2,837,489	—	—	2,837,489
Short-Term Investment Securities:
Registered Investment Companies	1,196,506	—	—	1,196,506
U.S. Government Treasuries	—	59,996	—	59,996
Repurchase Agreements	—	3,387,000	—	3,387,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	29,563	—	—	29,563
Total	$318,318,330	$3,446,996	$—	$321,765,326

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.1%
Advertising Services — 0.1%
Millennial Media, Inc.†	17,400	$126,498
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,905	55,493
Cubic Corp.	2,015	106,110
National Presto Industries, Inc.	473	38,076
Teledyne Technologies, Inc.†	3,619	332,441
		532,120
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	29,718	832,401
Curtiss-Wright Corp.	4,569	284,329
GenCorp, Inc.†	5,893	106,192
Kaman Corp.	2,616	103,934
Moog, Inc., Class A†	4,376	297,305
Orbital Sciences Corp.†	5,831	135,862
		1,760,023
Agricultural Operations — 0.1%
Andersons, Inc.	1,695	151,143
Airlines — 0.6%
Alaska Air Group, Inc.	5,700	418,209
Allegiant Travel Co.	1,416	149,303
Republic Airways Holdings, Inc.†	49,900	533,431
SkyWest, Inc.	4,941	73,275
		1,174,218
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	5,267	108,342
Darling International, Inc.†	15,258	318,587
		426,929
Apparel Manufacturers — 0.2%
G-III Apparel Group, Ltd.†	1,594	117,968
Oxford Industries, Inc.	1,392	112,292
Quiksilver, Inc.†	12,327	108,108
Vince Holding Corp.†	700	21,469
		359,837
Appliances — 0.0%
iRobot Corp.†	2,784	96,800
Applications Software — 0.1%
Ebix, Inc.	3,078	45,308
Epiq Systems, Inc.	2,917	47,284
Progress Software Corp.†	5,007	129,331
Tangoe, Inc.†	3,283	59,127
		281,050
Auction House/Art Dealers — 0.2%
Sotheby’s	8,190	435,708
Audio/Video Products — 0.1%
Daktronics, Inc.	3,686	57,797
DTS, Inc.†	1,735	41,605
Universal Electronics, Inc.†	1,500	57,165
VOXX International Corp.†	1,897	31,680
		188,247
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	2,878	162,204
Auto/Truck Parts & Equipment-Original — 0.9%
Dana Holding Corp.	61,810	1,212,712
Spartan Motors, Inc.	3,293	22,063
Superior Industries International, Inc.	18,155	374,538
Titan International, Inc.	5,165	92,867
Tower International, Inc.†	6,500	139,100
		1,841,280
Auto/Truck Parts & Equipment-Replacement — 0.2%
Dorman Products, Inc.†	2,920	163,724
Douglas Dynamics, Inc.	9,500	159,790
Standard Motor Products, Inc.	2,006	73,821
		397,335
Banks-Commercial — 9.9%
1st Source Corp.	2,500	79,850
Bancfirst Corp.	5,700	319,542
Bancorp, Inc.†	9,336	167,208
BancorpSouth, Inc.	11,900	302,498
Bank of the Ozarks, Inc.	3,115	176,278
BankUnited, Inc.	14,300	470,756
Banner Corp.	4,382	196,401
BBCN Bancorp, Inc.	11,645	193,191
Cardinal Financial Corp.	2,921	52,578
Cathay General Bancorp	4,600	122,958
Central Pacific Financial Corp.	15,300	307,224
Chemical Financial Corp.	1,700	53,839
Citizens & Northern Corp.	1,000	20,630
City Holding Co.	4,117	190,741
CoBiz Financial, Inc.	3,600	43,056
Columbia Banking System, Inc.	4,945	136,037
Community Bank System, Inc.	3,892	154,435
CVB Financial Corp.	29,434	502,438
First BanCorp Puerto Rico†	9,586	59,337
First Commonwealth Financial Corp.	42,015	370,572
First Financial Bancorp	8,561	149,218
First Financial Bankshares, Inc.	2,930	194,318
First Interstate Bancsystem, Inc.	2,500	70,925
First Merchants Corp.	1,400	31,864
First Midwest Bancorp, Inc.	7,241	126,935
First Republic Bank	15,560	814,566
FirstMerit Corp.	64,910	1,442,949
FNB Corp.	22,923	289,288
Glacier Bancorp, Inc.	7,168	213,535
Guaranty Bancorp	1,900	26,695
Hanmi Financial Corp.	3,063	67,049
Home BancShares, Inc.	4,580	171,063
Iberiabank Corp.	27,240	1,712,034
Independent Bank Corp.	2,216	86,845
MainSource Financial Group, Inc.	2,700	48,681
MB Financial, Inc.	5,301	170,109
MetroCorp Bancshares, Inc.	2,100	31,647
National Penn Bancshares, Inc.	11,245	127,406
NBT Bancorp, Inc.	4,178	108,210
OFG Bancorp	13,100	227,154
Old National Bancorp	9,712	149,273
OmniAmerican Bancorp, Inc.†	1,600	34,208
PacWest Bancorp	7,119	300,564
Pinnacle Financial Partners, Inc.	3,187	103,673
PrivateBancorp, Inc.	6,294	182,085
S&T Bancorp, Inc.	2,868	72,589
Sierra Bancorp	1,100	17,699
Signature Bank†	13,750	1,477,025
Simmons First National Corp., Class A	5,063	188,090
Southwest Bancorp, Inc.†	11,400	181,488

StellarOne Corp.	1,400	33,698
Suffolk Bancorp†	6,802	141,482
Susquehanna Bancshares, Inc.	25,259	324,326
SVB Financial Group†	19,980	2,095,103
Taylor Capital Group, Inc.†	1,471	39,099
TCF Financial Corp.	12,000	195,000
Texas Capital Bancshares, Inc.†	3,953	245,877
Tompkins Financial Corp.	12,359	635,129
TrustCo Bank Corp.	9,110	65,410
UMB Financial Corp.	5,215	335,220
Umpqua Holdings Corp.	10,796	206,635
Union First Market Bankshares Corp.	18,700	463,947
United Bankshares, Inc.	4,425	139,166
United Community Banks, Inc.†	3,725	66,119
ViewPoint Financial Group, Inc.	3,468	95,197
Webster Financial Corp.	900	28,062
West Bancorporation, Inc.	3,600	56,952
Westamerica Bancorporation	1,400	79,044
Wilshire Bancorp, Inc.	14,245	155,698
Wintrust Financial Corp.	43,582	2,010,002
		20,147,920
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	7,699	97,161
Batteries/Battery Systems — 0.2%
EnerSys, Inc.	4,572	320,451
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	841	203,345
Broadcast Services/Program — 0.4%
Digital Generation, Inc.†	45,351	578,225
Nexstar Broadcasting Group, Inc., Class A	4,600	256,358
		834,583
Building & Construction Products-Misc. — 0.5%
Drew Industries, Inc.	2,107	107,879
Gibraltar Industries, Inc.†	28,493	529,685
Nortek, Inc.†	1,400	104,440
Quanex Building Products Corp.	3,575	71,214
Simpson Manufacturing Co., Inc.	3,921	144,018
Stock Building Supply Holdings, Inc.†	55	1,002
Trex Co., Inc.†	1,600	127,248
		1,085,486
Building & Construction-Misc. — 0.1%
Aegion Corp.†	3,701	81,015
Dycom Industries, Inc.†	3,256	90,484
MasTec, Inc.†	2,200	71,984
		243,483
Building Products-Air & Heating — 0.1%
AAON, Inc.	2,694	86,073
Comfort Systems USA, Inc.	3,603	69,862
		155,935
Building Products-Cement — 0.1%
Headwaters, Inc.†	7,053	69,049
Texas Industries, Inc.†	2,070	142,374
		211,423
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,777	99,722
Griffon Corp.	4,270	56,407
		156,129
Building Products-Wood — 0.3%
Boise Cascade Co.†	14,870	438,367
Universal Forest Products, Inc.	1,919	100,057
		538,424
Building-Heavy Construction — 0.3%
Orion Marine Group, Inc.†	6,138	73,840
Tutor Perini Corp.†	21,330	560,979
		634,819
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,945	141,378
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,689	73,813
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	2,349	59,782
Meritage Homes Corp.†	3,286	157,695
Ryland Group, Inc.	19,767	858,085
Standard Pacific Corp.†	14,434	130,628
WCI Communities, Inc.†	10,630	202,927
		1,409,117
Casino Hotels — 0.0%
Boyd Gaming Corp.†	7,279	81,962
Monarch Casino & Resort, Inc.†	938	18,835
		100,797
Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	2,854	89,501
Cellular Telecom — 0.0%
NTELOS Holdings Corp.	2,173	43,960
Chemicals-Diversified — 0.1%
Innophos Holdings, Inc.	2,120	103,032
Chemicals-Other — 0.0%
American Vanguard Corp.	2,405	58,417
Chemicals-Plastics — 0.3%
A. Schulman, Inc.	2,809	99,046
PolyOne Corp.	15,332	541,986
		641,032
Chemicals-Specialty — 1.2%
Balchem Corp.	2,907	170,641
H.B. Fuller Co.	4,848	252,290
Hawkins, Inc.	910	33,843
Kraton Performance Polymers, Inc.†	19,707	454,246
Minerals Technologies, Inc.	15,100	907,057
OM Group, Inc.†	9,085	330,785
Quaker Chemical Corp.	1,272	98,033
Stepan Co.	1,830	120,103
Zep, Inc.	2,201	39,970
		2,406,968

Circuit Boards — 0.7%
Park Electrochemical Corp.	49,776	1,429,567
TTM Technologies, Inc.†	5,261	45,139
		1,474,706
Coal — 0.5%
Alpha Natural Resources, Inc.†	25,700	183,498
Arch Coal, Inc.	20,474	91,109
Cloud Peak Energy, Inc.†	27,794	500,292
SunCoke Energy, Inc.†	6,711	153,078
Westmoreland Coal Co.†	700	13,503
		941,480
Commercial Services — 0.4%
ExlService Holdings, Inc.†	2,986	82,474
Healthcare Services Group, Inc.	6,733	191,015
Intersections, Inc.	7,700	59,983
Live Nation Entertainment, Inc.†	13,647	269,665
Medifast, Inc.†	1,232	32,192
Providence Service Corp.†	4,100	105,452
Steiner Leisure, Ltd.†	2,500	122,975
TeleTech Holdings, Inc.†	1,848	44,241
		907,997
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	4,341	188,616
EVERTEC, Inc.	1,600	39,456
Green Dot Corp., Class A†	2,090	52,564
Heartland Payment Systems, Inc.	7,057	351,721
Vantiv, Inc., Class A†	2,700	88,047
Xoom Corp.†	900	24,633
		745,037
Communications Software — 0.4%
Digi International, Inc.†	65,433	793,048
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	12,000	501,600
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	3,763	119,889
Computer Services — 1.3%
CACI International, Inc., Class A†	7,959	582,758
CIBER, Inc.†	6,477	26,815
iGATE Corp.†	2,812	112,930
Insight Enterprises, Inc.†	4,084	92,748
j2 Global, Inc.	4,227	211,392
LivePerson, Inc.†	4,751	70,410
Manhattan Associates, Inc.†	9,453	1,110,538
Sykes Enterprises, Inc.†	3,775	82,333
Unisys Corp.†	9,240	310,187
Virtusa Corp.†	2,273	86,578
		2,686,689
Computer Software — 0.2%
Avid Technology, Inc.†	19,003	154,875
Blackbaud, Inc.	4,416	166,262
		321,137
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,363	18,973
Mercury Systems, Inc.†	3,211	35,161
MTS Systems Corp.	1,481	105,521
Netscout Systems, Inc.†	3,605	106,672
Super Micro Computer, Inc.†	3,134	53,779
VeriFone Systems, Inc.†	2,800	75,096
		395,202
Computers-Memory Devices — 0.0%
Violin Memory, Inc.†	3,500	13,860
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	4,537	175,718
Synaptics, Inc.†	3,192	165,378
		341,096
Consulting Services — 0.3%
Forrester Research, Inc.	1,219	46,639
FTI Consulting, Inc.†	2,800	115,192
MAXIMUS, Inc.	6,611	290,818
Navigant Consulting, Inc.†	4,772	91,622
		544,271
Consumer Products-Misc. — 0.3%
Blyth, Inc.	819	8,911
Central Garden and Pet Co., Class A†	24,544	165,672
CSS Industries, Inc.	3,600	103,248
Helen of Troy, Ltd.†	2,905	143,826
WD-40 Co.	1,384	103,357
		525,014
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	35,000	336,000
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,334	83,581
Data Processing/Management — 0.5%
CSG Systems International, Inc.	12,664	372,322
Fair Isaac Corp.	2,500	157,100
Pegasystems, Inc.	8,300	408,194
		937,616
Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	1,522	102,522
QAD, Inc.	1,900	33,554
		136,076
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	6,817	389,592
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,936	59,442
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	4,004	106,226
Direct Marketing — 0.1%
Harte-Hanks, Inc.	20,423	159,708
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,265	80,593
Medical Action Industries, Inc.†	11,600	99,296
Merit Medical Systems, Inc.†	3,917	61,654
		241,543
Distribution/Wholesale — 0.9%
MWI Veterinary Supply, Inc.†	1,239	211,361
Owens & Minor, Inc.	8,100	296,136

Pool Corp.	4,431	257,618
ScanSource, Inc.†	2,714	115,155
United Stationers, Inc.	21,050	965,985
		1,846,255
Diversified Manufacturing Operations — 1.4%
Actuant Corp., Class A	7,045	258,129
AZZ, Inc.	2,459	120,147
Barnes Group, Inc.	4,427	169,598
EnPro Industries, Inc.†	2,021	116,511
Federal Signal Corp.†	6,045	88,559
Harsco Corp.	11,960	335,239
Koppers Holdings, Inc.	19,141	875,701
Leggett & Platt, Inc.	4,800	148,512
LSB Industries, Inc.†	1,846	75,723
Lydall, Inc.†	1,619	28,527
Park-Ohio Holdings Corp.†	1,300	68,120
Standex International Corp.	5,432	341,564
Tredegar Corp.	8,129	234,196
		2,860,526
Diversified Minerals — 0.0%
AMCOL International Corp.	2,410	81,892
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,701	130,331
Viad Corp.	1,961	54,476
		184,807
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	12,500	73,625
Nektar Therapeutics†	13,800	156,630
		230,255
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,235	58,156
Chegg, Inc.†	3,200	27,232
FTD Cos., Inc.†	1,792	58,384
Stamps.com, Inc.†	1,413	59,487
zulily, Inc., Class A†	1,200	49,716
		252,975
E-Commerce/Services — 0.1%
OpenTable, Inc.†	2,244	178,106
E-Marketing/Info — 0.1%
comScore, Inc.†	3,201	91,580
Liquidity Services, Inc.†	2,480	56,197
QuinStreet, Inc.†	10,562	91,784
		239,561
E-Services/Consulting — 0.0%
Perficient, Inc.†	3,186	74,616
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,161	200,822
Electric-Integrated — 2.1%
ALLETE, Inc.	3,575	178,321
Avista Corp.	5,790	163,220
Cleco Corp.	10,690	498,368
El Paso Electric Co.	9,594	336,845
MGE Energy, Inc.	3,240	187,596
NorthWestern Corp.	15,410	667,561
PNM Resources, Inc.	4,600	110,952
Portland General Electric Co.	26,500	800,300
UIL Holdings Corp.	5,446	211,033
UNS Energy Corp.	17,406	1,041,749
		4,195,945
Electronic Components-Misc. — 1.5%
AVX Corp.	64,100	892,913
Bel Fuse, Inc., Class B	9,727	207,282
Benchmark Electronics, Inc.†	26,309	607,212
CTS Corp.	3,250	64,708
Methode Electronics, Inc.	3,425	117,101
OSI Systems, Inc.†	1,818	96,554
Plexus Corp.†	3,260	141,125
Rogers Corp.†	1,709	105,103
Sanmina Corp.†	8,123	135,654
Stoneridge, Inc.†	46,700	595,425
Vishay Intertechnology, Inc.†	5,800	76,908
		3,039,985
Electronic Components-Semiconductors — 1.5%
Ceva, Inc.†	2,120	32,266
Diodes, Inc.†	3,510	82,696
DSP Group, Inc.†	6,976	67,737
Entropic Communications, Inc.†	8,802	41,457
First Solar, Inc.†	3,900	213,096
GT Advanced Technologies, Inc.†	12,778	111,424
Kopin Corp.†	5,894	24,873
LSI Corp.	10,600	116,812
Microsemi Corp.†	9,063	226,122
Monolithic Power Systems, Inc.†	3,353	116,215
ON Semiconductor Corp.†	145,030	1,195,047
PLX Technology, Inc.†	73,900	486,262
PMC - Sierra, Inc.†	18,500	118,955
QLogic Corp.†	11,566	136,826
Rubicon Technology, Inc.†	1,705	16,965
Supertex, Inc.†	991	24,824
		3,011,577
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,198	106,095
Badger Meter, Inc.	1,387	75,592
ESCO Technologies, Inc.	2,555	87,534
FARO Technologies, Inc.†	1,651	96,253
Measurement Specialties, Inc.†	1,454	88,243
		453,717
Electronic Security Devices — 0.4%
American Science & Engineering, Inc.	757	54,436
Taser International, Inc.†	43,700	693,956
		748,392
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	2,174	34,349
Green Plains Renewable Energy, Inc.	9,641	186,939
REX American Resources Corp.†	6,700	299,557
		520,845
Engineering/R&D Services — 1.1%
EMCOR Group, Inc.	40,258	1,708,549

Engility Holdings, Inc.†	1,662	55,511
Exponent, Inc.	1,264	97,884
McDermott International, Inc.†	23,750	217,550
VSE Corp.	3,500	168,035
		2,247,529
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	9,976	217,078
Enterprise Software/Service — 0.6%
Digital River, Inc.†	16,541	306,008
MedAssets, Inc.†	13,400	265,722
MicroStrategy, Inc., Class A†	872	108,337
Omnicell, Inc.†	3,435	87,696
SYNNEX Corp.†	2,539	171,129
Tyler Technologies, Inc.†	2,737	279,530
Veeva Systems, Inc., Class A†	3,200	102,720
		1,321,142
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	8,897	154,541
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	6,189	173,168
Finance-Consumer Loans — 0.9%
Encore Capital Group, Inc.†	2,256	113,387
Nelnet, Inc., Class A	5,300	223,342
Ocwen Financial Corp.†	10,500	582,225
Portfolio Recovery Associates, Inc.†	8,398	443,750
Springleaf Holdings, Inc.†	1,600	40,448
World Acceptance Corp.†	5,941	520,016
		1,923,168
Finance-Investment Banker/Broker — 1.3%
Evercore Partners, Inc., Class A	3,165	189,204
FBR & Co.†	3,200	84,416
FXCM, Inc., Class A	3,483	62,137
Greenhill & Co., Inc.	4,385	254,067
Interactive Brokers Group, Inc., Class A	4,820	117,319
Investment Technology Group, Inc.†	32,400	666,144
Piper Jaffray Cos.†	1,534	60,670
Raymond James Financial, Inc.	19,640	1,025,011
Stifel Financial Corp.†	5,687	272,521
SWS Group, Inc.†	2,802	17,036
		2,748,525
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	5,800	111,128
Marlin Business Services Corp.	5,600	141,120
		252,248
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	2,500	65,975
Finance-Other Services — 0.4%
Higher One Holdings, Inc.†	3,130	30,549
MarketAxess Holdings, Inc.	3,629	242,671
Outerwall, Inc.†	6,473	435,439
WageWorks, Inc.†	2,869	170,533
		879,192
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,866	136,386
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,084	66,459
TreeHouse Foods, Inc.†	3,512	242,047
		308,506
Food-Misc./Diversified — 0.6%
Annie’s, Inc.†	1,631	70,198
B&G Foods, Inc.	9,355	317,228
Cal-Maine Foods, Inc.	1,442	86,852
Chiquita Brands International, Inc.†	15,500	181,350
Diamond Foods, Inc.†	1,994	51,525
J&J Snack Foods Corp.	1,405	124,469
Pinnacle Foods, Inc.	6,700	183,982
Snyders-Lance, Inc.	4,718	135,501
		1,151,105
Food-Retail — 0.6%
Arden Group, Inc., Class A	675	85,394
Nutrisystem, Inc.	2,770	45,539
SUPERVALU, Inc.†	30,600	223,074
Weis Markets, Inc.	18,510	972,886
		1,326,893
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,248	37,764
Spartan Stores, Inc.	3,535	85,830
		123,594
Footwear & Related Apparel — 0.7%
Crocs, Inc.†	8,530	135,798
Iconix Brand Group, Inc.†	13,575	538,928
Skechers U.S.A., Inc., Class A†	3,818	126,490
Steven Madden, Ltd.†	5,687	208,087
Wolverine World Wide, Inc.	9,701	329,446
		1,338,749
Forestry — 0.0%
Deltic Timber Corp.	1,076	73,103
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	5,710	148,403
Garden Products — 0.2%
Toro Co.	5,513	350,627
Gas-Distribution — 1.1%
AGL Resources, Inc.	2,400	113,352
Laclede Group, Inc.	9,454	430,535
New Jersey Resources Corp.	10,318	477,104
Northwest Natural Gas Co.	4,779	204,637
Piedmont Natural Gas Co., Inc.	10,723	355,575
South Jersey Industries, Inc.	3,106	173,812
Southwest Gas Corp.	6,971	389,748
WGL Holdings, Inc.	3,530	141,412
		2,286,175
Golf — 0.0%
Callaway Golf Co.	7,188	60,595

Health Care Cost Containment — 0.0%
Corvel Corp.†	1,090	50,903
Home Furnishings — 0.2%
American Woodmark Corp.†	1,158	45,776
Ethan Allen Interiors, Inc.	2,510	76,354
La-Z-Boy, Inc.	5,057	156,767
Norcraft Cos., Inc.†	5,100	100,062
Select Comfort Corp.†	5,328	112,367
		491,326
Hotel/Motels — 0.0%
Marcus Corp.	1,748	23,493
Housewares — 0.0%
Lifetime Brands, Inc.	6,200	97,526
Human Resources — 1.8%
AMN Healthcare Services, Inc.†	4,438	65,239
Barrett Business Services, Inc.	7,700	714,098
CDI Corp.	1,391	25,775
Cross Country Healthcare, Inc.†	60,468	603,471
Heidrick & Struggles International, Inc.	1,555	31,318
Insperity, Inc.	2,195	79,305
Kelly Services, Inc., Class A	2,630	65,592
Korn/Ferry International†	19,382	506,258
Monster Worldwide, Inc.†	64,715	461,418
On Assignment, Inc.†	4,466	155,953
Resources Connection, Inc.	3,831	54,898
TrueBlue, Inc.†	36,639	944,553
		3,707,878
Identification Systems — 0.1%
Brady Corp., Class A	4,527	140,020
Checkpoint Systems, Inc.†	7,997	126,113
		266,133
Industrial Automated/Robotic — 0.2%
Cognex Corp.	7,997	305,325
Hurco Cos., Inc.	2,500	62,525
		367,850
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,058	189,198
Instruments-Scientific — 0.2%
FEI Co.	4,027	359,853
Insurance Brokers — 0.0%
eHealth, Inc.†	1,796	83,496
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	15,100	398,338
CNO Financial Group, Inc.	21,100	373,259
Primerica, Inc.	2,800	120,148
		891,745
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,889	122,659
United Fire Group, Inc.	2,083	59,699
		182,358
Insurance-Property/Casualty — 1.1%
AMERISAFE, Inc.	1,785	75,398
Employers Holdings, Inc.	3,010	95,267
Global Indemnity PLC†	1,200	30,360
HCI Group, Inc.	976	52,216
Infinity Property & Casualty Corp.	1,108	79,499
Meadowbrook Insurance Group, Inc.	4,475	31,146
Navigators Group, Inc.†	3,423	216,197
ProAssurance Corp.	24,328	1,179,421
RLI Corp.	1,655	161,164
Safety Insurance Group, Inc.	1,232	69,362
Selective Insurance Group, Inc.	5,380	145,583
Stewart Information Services Corp.	2,618	84,483
Tower Group International Ltd	3,767	12,732
		2,232,828
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	1,300	53,703
Axis Capital Holdings, Ltd.	28,030	1,333,387
Platinum Underwriters Holdings, Ltd.	5,000	306,400
		1,693,490
Internet Application Software — 0.3%
Bazaarvoice, Inc.†	21,800	172,656
Dealertrack Technologies, Inc.†	4,234	203,571
IntraLinks Holdings, Inc.†	20,800	251,888
		628,115
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,680	16,078
Internet Content-Information/News — 0.2%
Dice Holdings, Inc.†	3,694	26,782
HealthStream, Inc.†	1,972	64,622
WebMD Health Corp.†	7,600	300,200
XO Group, Inc.†	2,395	35,590
		427,194
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	3,600	80,928
Internet Security — 0.0%
VASCO Data Security International, Inc.†	2,817	21,775
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	23,500	280,120
Investment Companies — 0.1%
Prospect Capital Corp.	27,410	307,540
Investment Management/Advisor Services — 2.3%
Affiliated Managers Group, Inc.†	8,640	1,873,843
Artisan Partners Asset Management, Inc., Class A	900	58,671
Calamos Asset Management, Inc., Class A	1,842	21,809
Cohen & Steers, Inc.	9,180	367,751
Federated Investors, Inc., Class B	1,600	46,080
Financial Engines, Inc.	4,862	337,812
Virtus Investment Partners, Inc.†	676	135,234
Waddell & Reed Financial, Inc., Class A	28,880	1,880,665
		4,721,865
Lasers-System/Components — 0.5%
Coherent, Inc.†	7,694	572,357
Electro Scientific Industries, Inc.	2,461	25,742

II-VI, Inc.†	5,249	92,383
Newport Corp.†	11,676	210,985
Rofin-Sinar Technologies, Inc.†	2,714	73,332
		974,799
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,400	371,688
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	4,411	274,497
UniFirst Corp.	1,466	156,862
		431,359
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,808	69,843
Hyster-Yale Materials Handling, Inc.	1,200	111,792
		181,635
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	3,768	168,204
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,600	97,104
Lindsay Corp.	1,242	102,776
		199,880
Machinery-General Industrial — 0.7%
Albany International Corp., Class A	2,721	97,766
Altra Industrial Motion Corp.	12,870	440,411
Applied Industrial Technologies, Inc.	8,267	405,827
DXP Enterprises, Inc.†	1,001	115,315
Intevac, Inc.†	2,315	17,201
Kadant, Inc.	5,800	235,016
Tennant Co.	1,782	120,837
		1,432,373
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	1,000	62,190
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,012	62,552
Medidata Solutions, Inc.†	4,852	293,885
Quality Systems, Inc.	4,233	89,147
		445,584
Medical Instruments — 0.9%
Abaxis, Inc.†	2,019	80,800
CONMED Corp.	13,163	559,428
CryoLife, Inc.	2,397	26,583
Integra LifeSciences Holdings Corp.†	2,263	107,968
Natus Medical, Inc.†	2,688	60,480
NuVasive, Inc.†	8,904	287,866
SurModics, Inc.†	25,977	633,579
Symmetry Medical, Inc.†	3,593	36,217
		1,792,921
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,375	60,658
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	1,879	50,132
PhotoMedex, Inc.†	6,000	77,700
		127,832
Medical Products — 0.9%
ABIOMED, Inc.†	3,387	90,568
Cantel Medical Corp.	3,214	108,987
Cyberonics, Inc.†	3,773	247,169
Greatbatch, Inc.†	9,128	403,823
Haemonetics Corp.†	4,970	209,386
Hanger, Inc.†	3,353	131,907
Invacare Corp.	14,378	333,713
Luminex Corp.†	3,594	69,724
West Pharmaceutical Services, Inc.	6,736	330,468
		1,925,745
Medical-Biomedical/Gene — 1.3%
Acorda Therapeutics, Inc.†	3,981	116,245
Aegerion Pharmaceuticals, Inc.†	6,100	432,856
Alnylam Pharmaceuticals, Inc.†	9,000	578,970
Arqule, Inc.†	5,262	11,313
Cambrex Corp.†	2,917	52,010
Emergent Biosolutions, Inc.†	2,771	63,705
Foundation Medicine, Inc.†	1,200	28,584
Karyopharm Therapeutics, Inc.†	1,200	27,504
Ligand Pharmaceuticals, Inc.†	1,969	103,570
MacroGenics, Inc.†	6,000	164,580
Medicines Co.†	6,165	238,092
Merrimack Pharmaceuticals, Inc.†	13,700	73,158
Momenta Pharmaceuticals, Inc.†	4,439	78,482
NPS Pharmaceuticals, Inc.†	20,800	631,488
Spectrum Pharmaceuticals, Inc.†	5,175	45,799
Trius Therapeutics, Inc. CVR(1)(2)	13,800	0
		2,646,356
Medical-Drugs — 0.8%
Akorn, Inc.†	6,877	169,381
ChemoCentryx, Inc.†	9,500	55,005
Chimerix, Inc.†	5,800	87,638
Hi-Tech Pharmacal Co., Inc.†	1,064	46,167
Orexigen Therapeutics, Inc.†	21,100	118,793
Pacira Pharmaceuticals, Inc.†	4,400	252,956
PharMerica Corp.†	2,838	61,017
Prestige Brands Holdings, Inc.†	12,388	443,490
Repros Therapeutics, Inc.†	4,600	84,180
Sciclone Pharmaceuticals, Inc.†	18,300	92,232
ViroPharma, Inc.†	6,320	315,052
		1,725,911
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	6,239	156,848
Medical-HMO — 0.5%
Centene Corp.†	10,682	629,704
Magellan Health Services, Inc.†	3,311	198,362
Molina Healthcare, Inc.†	2,736	95,076
		923,142
Medical-Hospitals — 0.5%
LifePoint Hospitals, Inc.†	18,410	972,784
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,889	83,626

Kindred Healthcare, Inc.	5,226	103,161
		186,787
Medical-Outpatient/Home Medical — 0.6%
Addus HomeCare Corp.†	13,400	300,830
Air Methods Corp.†	3,389	197,680
Almost Family, Inc.†	808	26,123
Amedisys, Inc.†	10,831	158,458
Amsurg Corp.†	3,108	142,719
Gentiva Health Services, Inc.†	16,463	204,306
LHC Group, Inc.†	5,371	129,119
		1,159,235
Metal Processors & Fabrication — 1.5%
Ampco-Pittsburgh Corp.	800	15,560
CIRCOR International, Inc.	1,697	137,084
Haynes International, Inc.	8,686	479,814
Mueller Industries, Inc.	7,427	467,975
RBC Bearings, Inc.†	13,853	980,100
RTI International Metals, Inc.†	13,037	445,996
Worthington Industries, Inc.	12,400	521,792
		3,048,321
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	1,644	24,282
Olympic Steel, Inc.	878	25,444
		49,726
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,961	51,892
Kaiser Aluminum Corp.	1,810	127,134
		179,026
Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	6,059	178,256
John Bean Technologies Corp.	2,625	76,991
Movado Group, Inc.	13,000	572,130
		827,377
Multimedia — 0.0%
EW Scripps Co., Class A†	2,901	63,010
Networking Products — 0.4%
Anixter International, Inc.	2,574	231,248
Black Box Corp.	7,873	234,615
Ixia†	5,435	72,340
LogMeIn, Inc.†	2,196	73,676
NETGEAR, Inc.†	3,738	123,130
Procera Networks, Inc.†	1,989	29,875
		764,884
Non-Ferrous Metals — 0.5%
Globe Specialty Metals, Inc.	6,247	112,508
Horsehead Holding Corp.†	49,470	801,909
Materion Corp.	1,989	61,361
		975,778
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	11,320	334,166
Interface, Inc.	5,626	123,547
Steelcase, Inc., Class A	2,300	36,478
		494,191
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	132,950	893,424
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	1,000	8,130
Oil Companies-Exploration & Production — 1.5%
Approach Resources, Inc.†	3,387	65,335
Bill Barrett Corp.†	16,430	439,995
Carrizo Oil & Gas, Inc.†	14,287	639,629
Clayton Williams Energy, Inc.†	1,000	81,950
Comstock Resources, Inc.	4,277	78,226
Contango Oil & Gas Co.†	2,471	116,780
EPL Oil & Gas, Inc.†	17,100	487,350
Equal Energy, Ltd.	8,600	45,924
Forest Oil Corp.†	11,542	41,667
Isramco, Inc.†	100	12,705
Northern Oil and Gas, Inc.†	5,484	82,644
PDC Energy, Inc.†	3,439	183,024
Penn Virginia Corp.†	5,101	48,102
PetroQuest Energy, Inc.†	14,373	62,091
Stone Energy Corp.†	10,522	363,956
Swift Energy Co.†	4,186	56,511
Vaalco Energy, Inc.†	4,800	33,072
W&T Offshore, Inc.	18,100	289,600
		3,128,561
Oil Field Machinery & Equipment — 0.5%
Flotek Industries, Inc.†	4,383	87,967
Gulf Island Fabrication, Inc.	18,336	425,762
Natural Gas Services Group, Inc.†	16,510	455,180
		968,909
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.	10,700	368,187
Western Refining, Inc.	3,700	156,917
		525,104
Oil-Field Services — 1.9%
Basic Energy Services, Inc.†	2,564	40,460
C&J Energy Services, Inc.†	4,368	100,901
Exterran Holdings, Inc.†	19,555	668,781
Helix Energy Solutions Group, Inc.†	11,000	254,980
Hornbeck Offshore Services, Inc.†	3,129	154,041
Key Energy Services, Inc.†	24,490	193,471
Matrix Service Co.†	23,964	586,399
Newpark Resources, Inc.†	8,427	103,568
Pioneer Energy Services Corp.†	6,024	48,252
SEACOR Holdings, Inc.†	7,824	713,549
Tesco Corp.†	11,528	228,024
TETRA Technologies, Inc.†	58,015	717,065
		3,809,491
Paper & Related Products — 0.7%
Clearwater Paper Corp.†	2,031	106,628
Domtar Corp.	1,300	122,642
KapStone Paper and Packaging Corp.†	3,868	216,066
Neenah Paper, Inc.	1,562	66,807
P.H. Glatfelter Co.	12,074	333,725
Resolute Forest Products, Inc.†	10,200	163,404

Schweitzer-Mauduit International, Inc.	3,028	155,851
Wausau Paper Corp.	4,769	60,471
Xerium Technologies, Inc.†	14,800	244,052
		1,469,646
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	2,800	93,296
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,382	51,914
IPC The Hospitalist Co., Inc.†	1,633	96,984
		148,898
Platinum — 0.1%
Stillwater Mining Co.†	11,509	142,021
Poultry — 0.1%
Sanderson Farms, Inc.	4,253	307,619
Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	12,148	277,703
Powell Industries, Inc.	889	59,554
SunPower Corp.†	8,300	247,423
Vicor Corp.†	1,747	23,445
		608,125
Printing-Commercial — 0.6%
ARC Document Solutions, Inc.†	49,200	404,424
Consolidated Graphics, Inc.†	2,876	193,957
Deluxe Corp.	6,000	313,140
Quad/Graphics, Inc.	12,800	348,544
		1,260,065
Protection/Safety — 0.0%
Landauer, Inc.	919	48,349
Publishing-Books — 0.1%
Courier Corp.	10,000	180,900
Scholastic Corp.	2,491	84,719
		265,619
Radio — 0.0%
Entercom Communications Corp., Class A†	6,500	68,315
Real Estate Investment Trusts — 6.7%
Acadia Realty Trust	5,358	133,039
Agree Realty Corp.	1,436	41,673
American Assets Trust, Inc.	7,116	223,656
Anworth Mtg. Asset Corp.	20,600	86,726
Ashford Hospitality Prime, Inc.	420	7,644
Ashford Hospitality Trust, Inc.	2,100	17,388
Associated Estates Realty Corp.	6,446	103,458
BioMed Realty Trust, Inc.	37,090	672,071
Campus Crest Communities, Inc.	52,070	489,979
Capstead Mortgage Corp.	33,337	402,711
CBL & Associates Properties, Inc.	5,800	104,168
Cedar Realty Trust, Inc.	5,996	37,535
CoreSite Realty Corp.	18,962	610,387
Corporate Office Properties Trust	10,090	239,032
Cousins Properties, Inc.	60,036	618,371
CYS Investments, Inc.	21,000	155,610
DCT Industrial Trust, Inc.	11,200	79,856
DiamondRock Hospitality Co.	24,853	287,052
EastGroup Properties, Inc.	16,264	942,174
Empire State Realty Trust, Inc., Class A	15,450	236,385
EPR Properties	8,482	416,975
Equity Lifestyle Properties, Inc.	1,900	68,837
FelCor Lodging Trust, Inc.	2,800	22,848
First Industrial Realty Trust, Inc.	2,000	34,900
First Potomac Realty Trust	14,780	171,891
Franklin Street Properties Corp.	13,507	161,409
Geo Group, Inc.	6,950	223,929
Getty Realty Corp.	2,577	47,339
Gladstone Commercial Corp.	100	1,797
Government Properties Income Trust	5,278	131,158
Healthcare Realty Trust, Inc.	9,247	197,054
Hersha Hospitality Trust	26,080	145,266
Home Properties, Inc.	3,000	160,860
Hospitality Properties Trust	5,700	154,071
Inland Real Estate Corp.	8,077	84,970
Kite Realty Group Trust	12,602	82,795
LaSalle Hotel Properties	10,027	309,433
Lexington Realty Trust	19,602	200,136
LTC Properties, Inc.	12,352	437,137
Medical Properties Trust, Inc.	15,584	190,436
Mid-America Apartment Communities, Inc.	10,070	611,652
National Retail Properties, Inc.	2,000	60,660
Parkway Properties, Inc.	7,515	144,964
Pebblebrook Hotel Trust	38,260	1,176,878
Pennsylvania Real Estate Investment Trust	12,478	236,832
Post Properties, Inc.	8,027	363,061
Potlatch Corp.	10,500	438,270
PS Business Parks, Inc.	2,728	208,474
RAIT Financial Trust	13,400	120,198
Ramco-Gershenson Properties Trust	10,400	163,696
Redwood Trust, Inc.	13,100	253,747
Sabra Health Care REIT, Inc.	3,654	95,516
Saul Centers, Inc.	3,626	173,069
Sovran Self Storage, Inc.	3,088	201,245
Strategic Hotels & Resorts, Inc.†	7,000	66,150
Tanger Factory Outlet Centers	9,113	291,798
Taubman Centers, Inc.	1,600	102,272
Universal Health Realty Income Trust	1,225	49,074
Urstadt Biddle Properties, Inc., Class A	2,450	45,203
Washington Real Estate Investment Trust	4,820	112,595
		13,647,510
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	6,110	160,693
HFF, Inc., Class A†	23,822	639,621
Jones Lang LaSalle, Inc.	3,880	397,273
RE/MAX Holdings, Inc., Class A†	4,600	147,522
		1,345,109
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	4,200	175,266
Forestar Group, Inc.†	3,351	71,276
		246,542

Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	16,500	243,540
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,297	73,903
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	900	30,006
Research & Development — 0.2%
PAREXEL International Corp.†	6,850	309,483
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	2,938	155,009
Retail-Apparel/Shoe — 2.0%
Aeropostale, Inc.†	7,570	68,811
ANN, Inc.†	23,530	860,257
Brown Shoe Co., Inc.	12,258	344,940
Buckle, Inc.	2,703	142,070
Burlington Stores, Inc.†	9,300	297,600
Cato Corp., Class A	7,216	229,469
Children’s Place Retail Stores, Inc.†	13,448	766,133
Christopher & Banks Corp.†	3,511	29,984
Express, Inc.†	2,500	46,675
Fifth & Pacific Cos., Inc.†	11,839	379,677
Finish Line, Inc., Class A	4,738	133,469
Francesca’s Holdings Corp.†	4,052	74,597
Genesco, Inc.†	2,313	168,988
Jos. A. Bank Clothiers, Inc.†	2,699	147,716
Men’s Wearhouse, Inc.	4,379	223,679
Stein Mart, Inc.	7,106	95,576
		4,009,641
Retail-Appliances — 0.2%
Conn’s, Inc.†	2,200	173,338
hhgregg, Inc.†	11,378	158,951
		332,289
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	5,121	62,169
Retail-Automobile — 0.5%
Group 1 Automotive, Inc.	2,045	145,236
Lithia Motors, Inc., Class A	2,172	150,780
Rush Enterprises, Inc., Class A†	19,750	585,588
Sonic Automotive, Inc., Class A	3,303	80,857
		962,461
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.†	3,580	53,521
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,662	273,893
Retail-Convenience Store — 0.5%
Casey’s General Stores, Inc.	3,711	260,698
Pantry, Inc.†	43,462	729,292
		989,990
Retail-Discount — 0.1%
Fred’s, Inc., Class A	3,295	61,023
Tuesday Morning Corp.†	3,574	57,041
		118,064
Retail-Drug Store — 0.4%
Rite Aid Corp.†	167,100	845,526
Retail-Hair Salons — 0.1%
Regis Corp.	8,307	120,535
Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	1,933	60,503
Kirkland’s, Inc.†	1,447	34,250
Pier 1 Imports, Inc.	25,800	595,464
		690,217
Retail-Hypermarkets — 0.0%
Roundy’s, Inc.	7,200	70,992
Retail-Jewelry — 0.0%
Zale Corp.†	3,168	49,959
Retail-Leisure Products — 0.3%
MarineMax, Inc.†	43,459	698,821
Retail-Misc./Diversified — 0.0%
Container Store Group, Inc.†	700	32,627
Retail-Music Store — 0.0%
Trans World Entertainment Corp.†	4,700	20,774
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	17,800	94,162
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	2,710	103,793
Ezcorp, Inc., Class A†	5,239	61,244
First Cash Financial Services, Inc.†	2,788	172,410
		337,447
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	30,947	514,649
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	5,700	92,796
Dillard’s, Inc., Class A	5,700	554,097
Stage Stores, Inc.	3,064	68,082
		714,975
Retail-Restaurants — 1.5%
Biglari Holdings, Inc.†	1,241	628,740
BJ’s Restaurants, Inc.†	2,396	74,420
Buffalo Wild Wings, Inc.†	1,811	266,579
CEC Entertainment, Inc.	3,991	176,722
Cracker Barrel Old Country Store, Inc.	2,297	252,831
DineEquity, Inc.	1,560	130,338
Jack in the Box, Inc.†	4,809	240,546
Papa John’s International, Inc.	3,076	139,650
Red Robin Gourmet Burgers, Inc.†	4,959	364,685
Ruby Tuesday, Inc.†	5,565	38,566
Ruth’s Hospitality Group, Inc.	3,434	48,797
Sonic Corp.†	26,043	525,808
Texas Roadhouse, Inc.	5,783	160,767
		3,048,449
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,720	34,091
Hibbett Sports, Inc.†	2,506	168,428
Zumiez, Inc.†	2,130	55,380
		257,899

Retail-Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	2,933	152,545
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	8,981	189,679
Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp.	1,400	19,362
Bank Mutual Corp.	4,165	29,197
BankFinancial Corp.	900	8,244
Beneficial Mutual Bancorp, Inc.†	3,600	39,312
BofI Holding, Inc.†	1,162	91,136
Brookline Bancorp, Inc.	6,779	64,875
Capitol Federal Financial, Inc.	900	10,899
Dime Community Bancshares, Inc.	2,824	47,782
Northwest Bancshares, Inc.	9,085	134,276
OceanFirst Financial Corp.	3,900	66,807
Oritani Financial Corp.	3,789	60,813
Provident Financial Services, Inc.	5,141	99,324
Sterling Bancorp	7,604	101,666
Westfield Financial, Inc.	53,840	401,646
		1,175,339
Schools — 0.4%
American Public Education, Inc.†	1,690	73,464
Capella Education Co.	1,064	70,692
Career Education Corp.†	5,570	31,749
ITT Educational Services, Inc.†	1,758	59,034
Strayer Education, Inc.†	14,244	490,991
Universal Technical Institute, Inc.	2,044	28,432
		754,362
Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	1,900	64,258
Geospace Technologies Corp.†	1,249	118,443
ION Geophysical Corp.†	11,815	38,989
		221,690
Semiconductor Components-Integrated Circuits — 1.0%
Aeroflex Holding Corp.†	10,400	67,600
Cirrus Logic, Inc.†	6,124	125,113
Exar Corp.†	79,912	942,162
Hittite Microwave Corp.†	3,040	187,659
Micrel, Inc.	8,200	80,934
Pericom Semiconductor Corp.†	1,998	17,702
Power Integrations, Inc.	2,886	161,097
Sigma Designs, Inc.†	3,001	14,165
TriQuint Semiconductor, Inc.†	43,690	364,375
		1,960,807
Semiconductor Equipment — 2.5%
ATMI, Inc.†	3,071	92,775
Brooks Automation, Inc.	6,421	67,356
Cabot Microelectronics Corp.†	2,275	103,967
Cohu, Inc.	2,237	23,489
Kulicke & Soffa Industries, Inc.†	7,327	97,449
MKS Instruments, Inc.	5,134	153,712
Nanometrics, Inc.†	2,139	40,748
Photronics, Inc.†	16,900	152,607
Rudolph Technologies, Inc.†	105,167	1,234,661
Teradyne, Inc.†	100,440	1,769,753
Tessera Technologies, Inc.	4,716	92,952
Ultra Clean Holdings, Inc.†	19,204	192,616
Ultratech, Inc.†	2,684	77,836
Veeco Instruments, Inc.†	30,989	1,019,848
		5,119,769
Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	16,960	1,526,570
Steel-Producers — 0.2%
AK Steel Holding Corp.†	13,150	107,830
Carpenter Technology Corp.	5,555	345,521
		453,351
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	3,929	161,796
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	24,523	180,980
Oplink Communications, Inc.†	1,734	32,252
		213,232
Telecom Services — 0.2%
Aviat Networks, Inc.†	8,800	19,888
Cbeyond, Inc.†	2,709	18,692
Fairpoint Communications, Inc.†	6,400	72,384
Inteliquent, Inc.	25,200	287,784
Lumos Networks Corp.	1,721	36,141
USA Mobility, Inc.	2,088	29,817
		464,706
Telecommunication Equipment — 0.9%
ARRIS Group, Inc.†	11,072	269,769
Comtech Telecommunications Corp.	22,350	704,472
Plantronics, Inc.	17,070	792,902
		1,767,143
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	957	54,138
Cincinnati Bell, Inc.†	20,065	71,431
General Communication, Inc., Class A†	2,966	33,071
		158,640
Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	2,100	75,033
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,195	18,869
Unifi, Inc.†	4,200	114,408
		133,277
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	1,600	32,880
Therapeutics — 0.6%
Agios Pharmaceuticals, Inc.†	500	11,975
Anika Therapeutics, Inc.†	1,093	41,709
Cornerstone Therapeutics, Inc.†	5,000	47,450
Neurocrine Biosciences, Inc.†	10,900	101,806
Questcor Pharmaceuticals, Inc.	15,992	870,764
Xencor, Inc.†	14,100	128,874
		1,202,578

Tobacco — 0.3%
Alliance One International, Inc.†	7,907	24,116
Universal Corp.	9,700	529,620
		553,736
Tools-Hand Held — 0.3%
Snap-on, Inc.	5,480	600,170
Toys — 0.1%
JAKKS Pacific, Inc.	1,656	11,145
LeapFrog Enterprises, Inc.†	18,570	147,446
		158,591
Transactional Software — 0.2%
ACI Worldwide, Inc.†	3,900	253,500
Bottomline Technologies de, Inc.†	3,549	128,332
Synchronoss Technologies, Inc.†	2,932	91,097
		472,929
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	2,415	99,377
Transport-Marine — 0.8%
Diana Shipping, Inc.†	35,730	474,852
Kirby Corp.†	3,390	336,457
Tidewater, Inc.	14,500	859,415
		1,670,724
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	5,470	525,394
Transport-Services — 0.2%
Bristow Group, Inc.	3,532	265,112
Era Group, Inc.†	1,811	55,887
Hub Group, Inc., Class A†	3,376	134,635
		455,634
Transport-Truck — 1.2%
Arkansas Best Corp.	16,133	543,359
Celadon Group, Inc.	1,600	31,168
Con-way, Inc.	2,500	99,275
Forward Air Corp.	2,953	129,666
Heartland Express, Inc.	10,464	205,304
Knight Transportation, Inc.	5,793	106,244
Old Dominion Freight Line, Inc.†	20,110	1,066,232
Saia, Inc.†	5,906	189,287
Swift Transportation Co.†	6,900	153,249
		2,523,784
Travel Services — 0.1%
Interval Leisure Group, Inc.	7,917	244,635
Veterinary Diagnostics — 0.1%
Neogen Corp.†	3,516	160,681
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	800	62,960
USANA Health Sciences, Inc.†	2,900	219,182
		282,142
Water — 0.1%
American States Water Co.	3,734	107,278
Web Hosting/Design — 0.1%
NIC, Inc.	5,767	143,425
Web Portals/ISP — 0.2%
Blucora, Inc.†	10,673	311,225
Wire & Cable Products — 0.5%
Belden, Inc.	4,191	295,256
Coleman Cable, Inc.	23,400	613,548
Encore Wire Corp.	1,796	97,343
		1,006,147
Wireless Equipment — 1.0%
CalAmp Corp.†	3,215	89,924
InterDigital, Inc.	30,080	887,059
RF Micro Devices, Inc.†	12,000	61,920
Telenav, Inc.†	9,100	59,969
Ubiquiti Networks, Inc.†	15,300	703,188
ViaSat, Inc.†	4,045	253,419
		2,055,479
Total Common Stocks (cost $145,707,870)		196,498,772
EXCHANGE-TRADED FUNDS — 2.0%
iShares Core S&P Small-Cap ETF	20,783	2,269,711
iShares Nasdaq Biotechnology ETF	1,810	410,979
iShares Russell 2000 Value ETF	13,610	1,354,195
Total Exchange-Traded Funds (cost $3,553,405)		4,034,885
U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.25% due 11/30/2014(3) (cost $135,141)	$135,000	135,121
Total Long-Term Investment Securities (cost $149,396,416)		200,668,778

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/2014	2,983,000	2,983,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.06% due 03/13/2014(3)	80,000	79,994
Total Short-Term Investment Securities (cost $3,062,990)		3,062,994
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $1,653,000 and collateralized by $1,885,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,688,287.	1,653,000	1,653,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	1,028,000	1,028,000
Total Repurchase Agreements (cost $2,681,000)		2,681,000

TOTAL INVESTMENTS (cost $155,140,406)(5)	101.0%	206,412,772
Liabilities in excess of other assets	(1.0)	(2,095,546)
NET ASSETS	100.0%	$204,317,226

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

CVR                     - Contingent Value Rights

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
32	Long	Russell 2000 Mini Index	March 2014	$3,581,168	$3,716,480	$135,312

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$20,147,920	$—	$—	$20,147,920
Medical-Biomedical/Gene	2,646,356	—	0	2,646,356
Real Estate Investment Trusts	13,647,510	—	—	13,647,510
Other Industries*	160,056,986	—	—	160,056,986
Exchange-Traded Funds	4,034,885	—	—	4,034,885
U.S. Government Treasuries	—	135,121	—	135,121
Short-Term Investment Securities:
Time Deposits	—	2,983,000	—	2,983,000
U.S. Government Treasuries	—	79,994	—	79,994
Repurchase Agreements	—	2,681,000	—	2,681,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	135,312	—	—	135,312
Total	$200,668,969	$5,879,115	$0	$206,548,084

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 94.3%
Australia — 2.4%
AGL Energy, Ltd.	7,928	$106,396
ALS, Ltd.	6,471	50,904
Amcor, Ltd.	16,550	155,903
AMP, Ltd.	42,860	168,004
APA Group	14,674	78,614
Asciano, Ltd.	16,931	87,078
ASX, Ltd.	3,351	109,990
Aurizon Holdings, Ltd.	30,995	135,056
Australia & New Zealand Banking Group, Ltd.	37,566	1,081,081
Bendigo and Adelaide Bank, Ltd.	7,971	83,628
BGP Holdings PLC†(1)(2)	98,723	0
BHP Billiton, Ltd.	44,244	1,500,813
Boral, Ltd.	12,675	53,984
Brambles, Ltd.	22,828	186,506
CFS Retail Property Trust Group	41,306	71,736
Coca-Cola Amatil, Ltd.	8,562	91,969
Cochlear, Ltd.	1,000	52,610
Commonwealth Bank of Australia	21,982	1,527,038
Computershare, Ltd.	7,833	79,593
Crown Resorts, Ltd.	7,225	108,703
CSL, Ltd.	6,628	408,115
Dexus Property Group	86,468	77,593
Fortescue Metals Group, Ltd.	23,166	120,386
Goodman Group	26,214	110,713
GPT Group	29,363	89,142
Iluka Resources, Ltd.	5,530	42,613
Incitec Pivot, Ltd.	29,132	69,712
Insurance Australia Group, Ltd.	28,642	148,843
Lend Lease Group	9,716	96,644
Macquarie Group, Ltd.	4,068	199,658
Mirvac Group	59,632	89,452
National Australia Bank, Ltd.	32,174	1,000,602
Newcrest Mining, Ltd.	11,050	76,959
Orica, Ltd.	5,644	120,243
Origin Energy, Ltd.	16,437	206,500
Orora, Ltd.†	16,550	17,142
QBE Insurance Group, Ltd.	17,023	174,950
Ramsay Health Care, Ltd.	2,248	86,833
Recall Holdings, Ltd.†	4,565	16,551
Rio Tinto, Ltd.	6,218	378,539
Santos, Ltd.	14,054	183,589
Seek, Ltd.	5,013	60,025
Sonic Healthcare, Ltd.	6,191	91,653
Stockland	33,340	107,467
Suncorp Group, Ltd.	18,593	217,482
Sydney Airport	4,310	14,624
Tatts Group, Ltd.	28,933	80,086
Telstra Corp., Ltd.	59,545	279,131
Toll Holdings, Ltd.	10,029	50,864
Transurban Group	21,389	130,632
Treasury Wine Estates, Ltd.	9,065	39,014
Wesfarmers, Ltd.	13,761	541,128
Westfield Group	28,503	256,794
Westfield Retail Trust	47,792	126,740
Westpac Banking Corp.	42,473	1,227,984
Woodside Petroleum, Ltd.	9,063	314,793
Woolworths, Ltd.	17,319	523,461
		13,506,263
Austria — 0.6%
Andritz AG	31,299	1,963,015
Erste Group Bank AG	3,954	137,783
Immofinanz AG	18,770	86,968
OMV AG	2,299	110,031
Telekom Austria AG	160,685	1,216,683
Voestalpine AG	1,912	91,878
		3,606,358
Belgium — 0.4%
Ageas	3,433	146,170
Anheuser-Busch InBev NV	11,041	1,173,510
Belgacom SA	2,827	83,635
Delhaize Group SA	1,500	89,145
Groupe Bruxelles Lambert SA	1,417	130,081
KBC Groep NV	3,503	198,787
Solvay SA	847	134,000
UCB SA	1,712	127,511
Umicore SA	1,818	84,922
		2,167,761
Bermuda — 0.6%
Kunlun Energy Co., Ltd.	1,754,000	3,089,852
Li & Fung, Ltd.	82,000	105,959
Noble Group, Ltd.	77,000	65,288
Seadrill, Ltd.	5,340	217,992
Shangri-La Asia, Ltd.	32,000	62,479
		3,541,570
Brazil — 0.2%
BB Seguridade Participacoes SA	105,800	1,098,697
Canada — 0.5%
Athabasca Oil Corp.†	153,415	935,871
Teck Resources, Ltd., Class B	62,900	1,637,265
		2,573,136
Cayman Islands — 0.5%
Ctrip.com International, Ltd. ADR†	34,488	1,711,294
Sands China, Ltd.	34,000	278,865
Wynn Macau, Ltd.	25,600	116,209
Youku Todou, Inc. ADR†	33,734	1,022,140
		3,128,508
China — 1.2%
Beijing Capital International Airport Co., Ltd., Class H	2,876,000	2,258,726
China Construction Bank Corp.	3,191,000	2,407,355
Ping An Insurance Group Co. of China, Ltd.	212,500	1,908,699
		6,574,780
Denmark — 2.0%
AP Moeller - Maersk A/S, Series B	512	5,556,443
Carlsberg A/S, Class B	1,606	177,696
Coloplast A/S, Class B	1,794	118,767
Danske Bank A/S†	9,803	224,885
DSV A/S	3,614	118,495
H. Lundbeck A/S	62,572	1,580,815
Novo Nordisk A/S, Class B	17,495	3,206,865
Novozymes A/S, Class B	3,244	136,933

TDC A/S	14,076	136,535
		11,257,434
Finland — 0.3%
Fortum Oyj	6,311	144,382
Kone Oyj, Class B	4,440	200,346
Metso Oyj	2,133	91,024
Nokia Oyj†	51,817	414,876
Nokian Renkaat Oyj	1,817	87,163
Sampo, Class A	6,079	298,722
Stora Enso OYJ, Class R	8,732	87,632
UPM-Kymmene Oyj	8,052	136,027
Wartsila Oyj Abp	2,777	136,653
		1,596,825
France — 6.9%
Accor SA	2,501	118,013
Air Liquide SA	4,276	604,720
Alcatel-Lucent†	38,956	174,602
Alstom SA	3,430	124,926
Arkema SA	952	111,047
AtoS	1,136	102,816
AXA SA	132,764	3,691,222
BNP Paribas SA	56,744	4,422,251
Bouygues SA	2,651	100,000
Bureau Veritas SA	3,496	102,177
Cap Gemini SA	2,082	140,719
Carrefour SA	8,570	339,663
Casino Guichard Perrachon SA	880	101,413
CGG SA†	2,534	43,854
Christian Dior SA	776	146,627
Cie de St-Gobain	5,787	318,248
Cie Generale des Etablissements Michelin	2,633	279,816
Credit Agricole SA†	14,366	183,898
Danone SA	7,806	561,849
Dassault Systemes SA	937	116,309
Edenred	3,261	109,148
Electricite de France	3,244	114,626
Essilor International SA	20,593	2,189,325
Eutelsat Communications SA	2,367	73,804
GDF Suez	18,255	429,313
Groupe Eurotunnel SA	8,142	85,575
Iliad SA	392	80,298
Kering	9,684	2,046,967
Klepierre	1,855	85,962
L’Oreal SA	3,243	569,720
Lafarge SA	2,538	190,183
Legrand SA	3,805	209,696
LVMH Moet Hennessy Louis Vuitton SA	3,466	632,260
Natixis	13,735	80,758
Orange SA	26,394	326,792
Pernod Ricard SA	30,850	3,514,483
Publicis Groupe SA	2,694	246,495
Renault SA	2,706	217,589
Rexel SA	3,393	89,037
Safran SA	3,771	262,034
Sanofi	16,368	1,736,546
Schneider Electric SA	34,663	3,023,284
SCOR SE	2,858	104,447
Societe Generale SA	35,187	2,043,732
Sodexo	1,427	144,564
Suez Environnement Co.	3,907	70,008
Technip SA	1,472	141,469
Thales SA	1,447	93,162
Total SA	29,396	1,800,796
Unibail-Rodamco SE	1,376	352,564
Valeo SA	1,124	124,368
Vallourec SA	45,739	2,491,755
Veolia Environnement SA	5,221	85,149
Vinci SA	6,614	434,198
Vivendi SA	125,430	3,305,271
Wendel SA	575	83,809
Zodiac Aerospace	493	87,321
		39,460,678
Germany — 5.5%
Adidas AG	2,956	376,727
Allianz SE	5,885	1,055,312
BASF SE	12,646	1,348,101
Bayer AG	11,394	1,598,037
Bayerische Motoren Werke AG	4,868	570,710
Beiersdorf AG	1,478	149,731
Brenntag AG	822	152,379
Commerzbank AG†	13,282	213,966
Continental AG	1,511	331,342
Daimler AG	40,907	3,539,744
Deutsche Bank AG	105,399	5,027,783
Deutsche Boerse AG	22,786	1,887,070
Deutsche Lufthansa AG†	4,093	86,826
Deutsche Post AG	12,505	455,883
Deutsche Telekom AG	40,033	684,562
Deutsche Wohnen AG	5,013	96,791
E.ON SE	25,132	463,811
Fresenius Medical Care AG & Co. KGaA	3,206	228,155
Fresenius SE & Co. KGaA	15,266	2,343,759
GEA Group AG	2,918	138,894
Hannover Rueck SE	1,093	93,797
HeidelbergCement AG	2,012	152,650
Henkel AG & Co. KGaA	2,272	236,419
Hugo Boss AG	541	77,030
Infineon Technologies AG	15,600	166,537
K+S AG	2,633	81,047
LANXESS AG	1,276	85,093
Linde AG	2,615	546,993
Merck KGaA	880	157,683
Metro AG	2,066	100,045
Muenchener Rueckversicherungs AG	2,517	554,541
OSRAM Licht AG†	1,409	79,473
ProSiebenSat.1 Media AG	2,832	140,255
RWE AG	6,957	254,629
SAP AG	12,704	1,088,985
Siemens AG	35,189	4,806,578
Sky Deutschland AG†	6,585	72,472
ThyssenKrupp AG†	75,406	1,835,090

United Internet AG	1,996	84,903
Volkswagen AG	674	182,570
		31,546,373
Guernsey — 0.0%
Resolution, Ltd.	22,532	132,084
Hong Kong — 3.1%
AIA Group, Ltd.	1,015,200	5,092,823
Bank of East Asia, Ltd.	17,600	74,560
BOC Hong Kong Holdings, Ltd.	59,500	190,678
Cathay Pacific Airways, Ltd.	1,318,000	2,794,310
Cheung Kong Holdings, Ltd.	20,000	315,954
China Overseas Land & Investment, Ltd.	618,000	1,737,410
CLP Holdings, Ltd.	28,000	221,348
Galaxy Entertainment Group, Ltd.†	29,000	260,107
Hang Lung Properties, Ltd.	35,000	111,035
Hang Seng Bank, Ltd.	12,400	201,168
Henderson Land Development Co., Ltd.	18,000	102,717
Hong Kong & China Gas Co., Ltd.	87,000	199,933
Hong Kong Exchanges and Clearing, Ltd.	16,400	273,252
Hutchison Whampoa, Ltd.	30,000	408,161
Link REIT	35,500	172,595
MTR Corp., Ltd.	31,500	119,228
New World Development Co., Ltd.	61,000	77,250
Power Assets Holdings, Ltd.	21,500	171,073
Sino Land Co., Ltd.	50,000	68,349
SJM Holdings, Ltd.	1,016,000	3,393,524
Sun Hung Kai Properties, Ltd.	23,000	291,864
Swire Pacific, Ltd., Class A	11,500	135,180
Wharf Holdings, Ltd.	23,000	175,593
Wheelock & Co., Ltd.	18,000	82,754
Yuexiu Property Co., Ltd.	3,616,000	890,675
		17,561,541
India — 0.9%
HCL Technologies, Ltd.	88,305	1,806,930
ICICI Bank, Ltd. ADR	89,840	3,339,353
		5,146,283
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	2,231,500	724,275
Ireland — 0.1%
Bank of Ireland†	294,615	102,136
CRH PLC	10,161	255,806
James Hardie Industries PLC CDI	7,250	83,767
Kerry Group PLC, Class A (ISE)	2,155	149,714
Kerry Group PLC, Class A (LSE)	205	14,239
Perrigo Co. PLC	562	86,245
		691,907
Isle of Man — 0.0%
Genting Singapore PLC	98,000	116,098
Israel — 0.1%
Bank Hapoalim BM	20,455	114,588
Bank Leumi Le-Israel BM†	25,115	102,572
Bezeq The Israeli Telecommunication Corp., Ltd.	36,415	61,723
Israel Chemicals, Ltd.	7,209	60,068
Teva Pharmaceutical Industries, Ltd.	12,209	488,079
		827,030
Italy — 1.8%
Assicurazioni Generali SpA	16,309	383,660
Atlantia SpA	4,839	108,576
Enel SpA	90,946	397,113
Eni SpA	34,933	840,522
Eni SpA ADR	66,700	3,234,283
Fiat SpA†	12,252	100,203
Finmeccanica SpA†	6,505	49,264
Intesa Sanpaolo SpA	160,155	395,263
Luxottica Group SpA	2,384	127,743
Mediobanca SpA†	8,082	70,713
Moncler SpA†	49,070	1,066,588
Pirelli & C. SpA	3,902	67,529
Prysmian SpA	3,277	84,348
Saipem SpA	3,653	78,196
Snam SpA	28,116	157,270
Telecom Italia SpA	205,224	203,557
Terna Rete Elettrica Nazionale SpA	24,657	123,200
UniCredit SpA	399,151	2,954,221
Unione di Banche Italiane SCPA	14,428	97,973
		10,540,222
Japan — 22.1%
Aeon Co., Ltd.	9,600	129,902
Aeon Mall Co., Ltd.	1,900	53,242
Aisin Seiki Co., Ltd.	3,000	121,641
Ajinomoto Co., Inc.	9,000	130,073
Amada Co., Ltd.	6,000	52,815
Aozora Bank, Ltd.	20,000	56,595
Asahi Glass Co., Ltd.	15,000	93,154
Asahi Group Holdings, Ltd.	5,700	160,429
Asahi Kasei Corp.	314,000	2,456,899
Asics Corp.	2,800	47,726
Astellas Pharma, Inc.	6,100	360,868
Bank of Kyoto, Ltd.	7,000	58,361
Bank of Yokohama, Ltd.	499,000	2,776,697
Benesse Holdings, Inc.	1,500	60,179
Bridgestone Corp.	9,100	343,918
Brother Industries, Ltd.	4,400	60,040
Canon, Inc.	15,800	499,611
Central Japan Railway Co.	2,100	246,871
Chiba Bank, Ltd.	14,000	94,255
Chubu Electric Power Co., Inc.	9,300	120,014
Chugai Pharmaceutical Co., Ltd.	3,700	81,687
Chugoku Electric Power Co., Inc.	4,200	65,247
Credit Saison Co., Ltd.	2,500	65,663
Dai Nippon Printing Co., Ltd.	10,000	105,973
Dai-ichi Life Insurance Co., Ltd.	12,100	201,877
Daihatsu Motor Co., Ltd.	3,000	50,764
Daiichi Sankyo Co., Ltd.	10,000	182,604
Daikin Industries, Ltd.	3,400	211,471
Daito Trust Construction Co., Ltd.	1,100	102,678

Daiwa House Industry Co., Ltd.	103,000	1,990,362
Daiwa Securities Group, Inc.	24,000	239,294
Denso Corp.	6,800	358,371
Dentsu, Inc.	3,400	138,828
Don Quijote Holdings Co., Ltd.	1,000	60,488
East Japan Railway Co.	27,000	2,148,514
Eisai Co., Ltd.	4,000	154,781
Electric Power Development Co., Ltd.	1,900	55,299
FANUC Corp.	20,300	3,710,711
Fast Retailing Co., Ltd.	700	288,482
Fuji Heavy Industries, Ltd.	8,000	229,038
Fuji Media Holdings, Inc.	180,800	3,691,197
FUJIFILM Holdings Corp.	6,600	186,826
Fujitsu, Ltd.†	28,000	144,640
Fukuoka Financial Group, Inc.	16,000	70,041
GungHo Online Entertainment, Inc.†	5,100	36,660
Hamamatsu Photonics KK	1,400	55,902
Hankyu Hanshin Holdings, Inc.	19,000	102,478
Hino Motors, Ltd.	4,000	62,748
Hirose Electric Co., Ltd.	500	71,123
Hisamitsu Pharmaceutical Co., Inc.	1,200	60,393
Hitachi Metals, Ltd.	3,000	42,332
Hitachi, Ltd.	518,000	3,915,374
Hokkaido Electric Power Co., Inc.†	2,900	33,293
Hokuriku Electric Power Co.	3,000	40,651
Honda Motor Co., Ltd.	22,600	929,237
Hoya Corp.	6,500	180,353
Hulic Co., Ltd.	3,900	57,587
IHI Corp.	19,000	81,911
Iida Group Holdings Co., Ltd.†	201,400	4,019,968
Inpex Corp.	12,800	163,844
Isetan Mitsukoshi Holdings, Ltd.	6,500	92,275
Isuzu Motors, Ltd.	425,000	2,639,350
ITOCHU Corp.	21,700	267,670
J. Front Retailing Co., Ltd.	8,000	60,469
Japan Airlines Co., Ltd.	1,000	49,283
Japan Exchange Group, Inc.	76,000	2,157,098
Japan Prime Realty Investment Corp.	15	48,001
Japan Real Estate Investment Corp.	18	96,401
Japan Retail Fund Investment Corp.	39	79,326
Japan Tobacco, Inc.	212,900	6,914,044
JFE Holdings, Inc.	7,100	168,685
JGC Corp.	3,000	117,510
Joyo Bank, Ltd.	15,000	76,488
JSR Corp.	3,700	71,534
JTEKT Corp.	4,000	67,990
JX Holdings, Inc.	35,100	180,316
Kajima Corp.	14,000	52,512
Kakaku.com, Inc.	2,400	42,093
Kansai Electric Power Co., Inc.†	9,600	110,212
Kansai Paint Co., Ltd.	117,000	1,727,614
Kao Corp.	7,400	232,589
Kawasaki Heavy Industries, Ltd.	21,000	87,940
KDDI Corp.	7,500	460,782
Keikyu Corp.	9,000	74,096
Keio Corp.	11,000	73,222
Keyence Corp.	7,500	3,204,824
Kikkoman Corp.	3,000	56,576
Kintetsu Corp.	30,000	105,118
Kirin Holdings Co., Ltd.	13,000	186,772
Kobe Steel, Ltd.†	35,000	59,823
Komatsu, Ltd.	13,100	265,831
Konami Corp.	1,800	41,517
Konica Minolta, Inc.	8,500	84,669
Kubota Corp.	15,000	247,697
Kuraray Co., Ltd.	6,200	73,769
Kyocera Corp.	4,600	229,323
Kyushu Electric Power Co., Inc.†	6,200	79,009
Lawson, Inc.	1,000	74,732
LIXIL Group Corp.	3,700	101,292
Makita Corp.	1,800	94,350
Marubeni Corp.	24,000	172,291
Mazda Motor Corp.†	38,000	196,297
MEIJI Holdings Co., Ltd.	1,300	83,449
Miraca Holdings, Inc.	1,400	65,939
Mitsubishi Chemical Holdings Corp.	21,500	99,221
Mitsubishi Corp.	159,300	3,051,069
Mitsubishi Electric Corp.	27,000	338,429
Mitsubishi Estate Co., Ltd.	156,000	4,658,817
Mitsubishi Gas Chemical Co., Inc.	6,000	44,098
Mitsubishi Heavy Industries, Ltd.	43,000	265,815
Mitsubishi Materials Corp.	19,000	70,003
Mitsubishi Motors Corp.†	6,600	70,757
Mitsubishi Tanabe Pharma Corp.	4,300	59,859
Mitsubishi UFJ Financial Group, Inc.	176,600	1,163,806
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,800	66,148
Mitsui & Co., Ltd.	24,700	343,609
Mitsui Fudosan Co., Ltd.	12,000	431,298
Mitsui OSK Lines, Ltd.	19,000	85,519
Mizuho Financial Group, Inc.	318,300	689,131
MS&AD Insurance Group Holdings	7,300	195,619
Murata Manufacturing Co., Ltd.	23,600	2,093,097
Namco Bandai Holdings, Inc.	2,800	62,057
NEC Corp.	37,000	83,268
NGK Insulators, Ltd.	4,000	75,890
NGK Spark Plug Co., Ltd.	169,000	3,995,917
Nidec Corp.	1,500	146,710
Nikon Corp.	4,800	91,570
Nintendo Co., Ltd.	38,100	5,068,664
Nippon Building Fund, Inc.	20	116,228
Nippon Express Co., Ltd.	15,000	72,500
Nippon Prologis REIT, Inc.	4	38,211
Nippon Steel & Sumitomo Metal Corp.	106,000	354,306
Nippon Telegraph & Telephone Corp.	5,300	284,854
Nippon Yusen KK	24,000	76,574
Nissan Motor Co., Ltd.	185,200	1,554,618
Nitori Holdings Co., Ltd.	650	61,537
Nitto Denko Corp.	2,300	96,862
NKSJ Holdings, Inc.	4,900	136,052
Nomura Holdings, Inc.	50,000	384,104
Nomura Real Estate Holdings, Inc.	2,100	47,221
Nomura Research Institute, Ltd.	1,700	53,513
NSK, Ltd.	126,000	1,564,980
NTT Data Corp.	1,900	70,003
NTT DOCOMO, Inc.	21,400	350,537

Obayashi Corp.	10,000	56,880
Odakyu Electric Railway Co., Ltd.	11,000	99,335
OJI Holdings Corp.	14,000	71,655
Olympus Corp.†	3,400	107,511
Omron Corp.	49,100	2,165,697
Ono Pharmaceutical Co., Ltd.	1,300	113,693
Oriental Land Co., Ltd.	800	115,241
ORIX Corp.	174,900	3,067,518
Osaka Gas Co., Ltd.	29,000	113,731
Otsuka Holdings Co., Ltd.	5,600	161,656
Panasonic Corp.	30,300	352,172
Rakuten, Inc.	339,000	5,034,622
Resona Holdings, Inc.	28,000	142,513
Ricoh Co., Ltd.	10,000	106,163
Rohm Co., Ltd.	1,600	77,789
Santen Pharmaceutical Co., Ltd.	1,200	55,892
SBI Holdings, Inc.	3,200	48,315
Secom Co., Ltd.	3,100	186,630
Sega Sammy Holdings, Inc.	76,600	1,947,186
Sekisui Chemical Co., Ltd.	7,000	85,747
Sekisui House, Ltd.	8,000	111,670
Seven & I Holdings Co., Ltd.	10,400	412,800
Seven Bank, Ltd.	1,044,703	4,077,228
Sharp Corp.†	21,000	66,603
Shikoku Electric Power Co., Inc.†	2,600	38,885
Shimano, Inc.	1,200	102,896
Shin-Etsu Chemical Co., Ltd.	33,300	1,941,525
Shinsei Bank, Ltd.	24,000	58,570
Shionogi & Co., Ltd.	4,800	103,922
Shiseido Co., Ltd.	6,000	96,344
Shizuoka Bank, Ltd.	10,000	106,543
SMC Corp.	800	201,310
SoftBank Corp.	13,200	1,153,167
Sony Corp.	14,100	244,484
Sony Financial Holdings, Inc.	3,300	59,977
Stanley Electric Co., Ltd.	3,100	70,884
Sugi Holdings Co., Ltd.	52,200	2,119,030
Sumco Corp.	148,700	1,310,356
Sumitomo Chemical Co., Ltd.	25,000	97,806
Sumitomo Corp.	209,500	2,627,951
Sumitomo Electric Industries, Ltd.	11,100	184,877
Sumitomo Heavy Industries, Ltd.	10,000	45,960
Sumitomo Metal Mining Co., Ltd.	8,000	104,605
Sumitomo Mitsui Financial Group, Inc.	17,600	905,821
Sumitomo Mitsui Trust Holdings, Inc.	47,000	247,251
Sumitomo Realty & Development Co., Ltd.	5,000	248,314
Suntory Beverage & Food, Ltd.	2,100	66,902
Suzuki Motor Corp.	5,100	136,956
Sysmex Corp.	1,200	70,763
T&D Holdings, Inc.	8,900	124,149
Taiheiyo Cement Corp.	17,000	65,217
Taisei Corp.	14,000	63,546
Takashimaya Co., Ltd.	5,000	49,710
Takeda Pharmaceutical Co., Ltd.	10,900	499,407
TDK Corp.	1,900	90,932
Terumo Corp.	2,400	115,545
THK Co., Ltd.	2,000	49,834
Tobu Railway Co., Ltd.	20,000	96,857
Tohoku Electric Power Co., Inc.†	6,200	69,648
Tokio Marine Holdings, Inc.	9,800	327,101
Tokyo Electric Power Co., Inc.†	18,900	92,786
Tokyo Electron, Ltd.	2,600	142,209
Tokyo Gas Co., Ltd.	36,000	177,077
Tokyo Tatemono Co., Ltd.	6,000	66,546
Tokyu Corp.	17,000	109,933
Tokyu Fudosan Holdings Corp.†	8,000	75,207
Toppan Printing Co., Ltd.	11,000	87,845
Toray Industries, Inc.	24,000	165,910
Toshiba Corp.	58,000	243,434
TOTO, Ltd.	5,000	79,147
Toyo Seikan Group Holdings, Ltd.	3,000	64,353
Toyota Industries Corp.	2,600	117,149
Toyota Motor Corp.	103,000	6,279,176
Toyota Tsusho Corp.	3,300	81,568
Trend Micro, Inc.†	1,600	55,911
Unicharm Corp.	1,700	96,857
United Urban Investment Corp.	38	54,595
USS Co., Ltd.	4,600	63,075
West Japan Railway Co.	3,000	129,902
Yahoo Japan Corp.	19,700	109,434
Yakult Honsha Co., Ltd.	1,300	65,549
Yamada Denki Co., Ltd.	17,800	58,145
Yamaha Motor Co., Ltd.	168,800	2,527,752
Yamato Holdings Co., Ltd.	5,800	117,090
Yaskawa Electric Corp.	4,000	63,166
Yokogawa Electric Corp.	3,900	59,809
		126,054,146
Jersey — 3.9%
Experian PLC	14,078	259,701
Genel Genergy PLC†	126,645	2,254,466
Glencore Xstrata PLC	606,529	3,140,701
Petrofac, Ltd.	108,245	2,193,999
Randgold Resources, Ltd.	1,484	93,137
Shire PLC	152,233	7,189,613
WPP PLC	301,721	6,894,961
		22,026,578
Luxembourg — 1.5%
ArcelorMittal	77,189	1,377,270
ArcelorMittal(NYSE)	135,600	2,419,104
Millicom International Cellular SA SDR	983	97,890
RTL Group SA	744	96,139
Samsonite International SA	1,388,300	4,207,349
SES SA FDR	4,909	158,905
Subsea 7 SA	4,170	79,821
Tenaris SA	6,868	150,039
		8,586,517
Marshall Islands — 0.3%
Ocean Rig UDW, Inc.†	77,178	1,485,677
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	132,000	57,007

Mexico — 0.7%
Macquarie Mexico Real Estate Management SA de CV	1,020,000	2,028,828
OHL Mexico SAB de CV†	879,800	2,241,868
		4,270,696
Netherlands — 4.7%
Aegon NV	354,480	3,346,309
Airbus Group NV	8,063	619,059
Akzo Nobel NV	3,360	260,423
ASML Holding NV	4,928	461,273
CNH Industrial NV†	13,749	156,707
DE Master Blenders 1753 NV†(3)	7,261	124,362
Delta Lloyd NV	2,949	73,187
Fugro NV CVA	972	57,920
Gemalto NV	1,131	124,489
Heineken Holding NV	31,081	1,966,232
Heineken NV	3,238	218,628
ING Groep NV CVA†	444,008	6,169,297
Koninklijke Ahold NV	14,232	255,505
Koninklijke DSM NV	2,092	164,504
Koninklijke KPN NV†	44,393	143,090
Koninklijke Philips NV	13,365	489,901
Koninklijke Vopak NV	46,067	2,694,677
LyondellBasell Industries NV, Class A	47,826	3,839,471
OCI†	1,274	57,373
QIAGEN NV†	4,094	95,380
Randstad Holding NV	1,956	126,874
Reed Elsevier NV	10,347	219,209
STMicroelectronics NV	10,381	83,402
TNT Express NV	216,227	2,007,283
Unilever NV CVA	67,492	2,718,146
Wolters Kluwer NV	5,073	144,778
Ziggo NV	2,220	101,395
		26,718,874
New Zealand — 0.4%
Air New Zealand, Ltd.	1,771,012	2,388,628
Fletcher Building, Ltd.	10,222	71,540
Telecom Corp. of New Zealand, Ltd.	34,874	66,108
		2,526,276
Norway — 1.8%
Algeta ASA†	41,011	2,426,054
DNB ASA	209,993	3,756,490
Norsk Hydro ASA	24,949	111,350
Orkla ASA	12,729	99,308
Statoil ASA	15,805	383,054
Storebrand ASA†	328,149	2,050,492
Telenor ASA	62,875	1,498,974
Yara International ASA	2,652	114,120
		10,439,842
Philippines — 0.3%
LT Group, Inc.	4,708,700	1,638,085
Portugal — 0.6%
Banco Espirito Santo SA†	28,356	40,531
EDP - Energias de Portugal SA	28,812	105,830
Galp Energia SGPS SA	194,951	3,195,531
Jeronimo Martins SGPS SA	3,804	74,389
Portugal Telecom SGPS SA	11,392	49,524
		3,465,805
Singapore — 0.4%
Ascendas Real Estate Investment Trust	45,000	78,450
CapitaLand, Ltd.	45,000	108,047
City Developments, Ltd.	9,000	68,466
DBS Group Holdings, Ltd.	25,000	338,761
Global Logistic Properties, Ltd.	50,000	114,505
Jardine Cycle & Carriage, Ltd.	2,000	56,975
Keppel Corp., Ltd.	23,000	203,946
Oversea-Chinese Banking Corp., Ltd.	38,000	307,144
Singapore Airlines, Ltd.	15,000	123,737
Singapore Exchange, Ltd.	19,000	109,307
Singapore Press Holdings, Ltd.	36,000	117,532
Singapore Technologies Engineering, Ltd.	30,000	94,140
Singapore Telecommunications, Ltd.	112,000	324,831
United Overseas Bank, Ltd.	19,000	319,791
Wilmar International, Ltd.	30,000	81,303
		2,446,935
South Korea — 1.4%
LG Chem, Ltd.	9,177	2,604,360
Samsung Electronics Co., Ltd.	1,787	2,323,177
SK Hynix, Inc.†	82,620	2,880,955
		7,808,492
Spain — 2.0%
Abertis Infraestructuras SA	5,664	125,840
ACS Actividades de Construccion y Servicios SA	2,207	75,965
Amadeus IT Holding SA, Class A	5,125	219,305
Banco Bilbao Vizcaya Argentaria SA	236,365	2,909,596
Banco de Sabadell SA	48,322	126,040
Banco Popular Espanol SA†	18,395	110,967
Banco Santander SA	154,542	1,383,197
Bankia SA†	58,653	99,570
CaixaBank SA	24,485	127,595
Distribuidora Internacional de Alimentacion SA	8,439	75,462
Enagas SA	2,871	75,023
Ferrovial SA	6,003	116,153
Gas Natural SDG SA	4,988	128,285
Grifols SA	2,212	105,792
Iberdrola SA	64,802	413,201
Inditex SA	2,946	485,527
International Consolidated Airlines Group SA†	15,589	103,776
Mapfre SA	17,280	74,002
Mediaset Espana Comunicacion SA†	117,954	1,361,277
Obrascon Huarte Lain SA	49,989	2,024,928
Red Electrica Corp. SA	1,683	112,292
Repsol SA	11,853	298,729
Telefonica SA	56,031	912,263
		11,464,785

Sweden — 2.8%
Alfa Laval AB	58,823	1,509,021
Assa Abloy AB, Class B	4,626	244,395
Atlas Copco AB, Class A	13,625	377,704
Electrolux AB, Series B	52,130	1,365,689
Elekta AB, Series B	5,859	89,590
Getinge AB, Class B	3,170	108,429
Hennes & Mauritz AB, Class B	12,879	593,105
Hexagon AB, Class B	64,957	2,053,182
Investment AB Kinnevik, Class B	3,040	140,802
Investor AB, Class B	6,456	222,131
Lundin Petroleum AB†	3,540	69,018
Nordea Bank AB	41,652	561,136
Sandvik AB	15,140	213,500
Scania AB, Class B	4,466	87,420
Skandinaviska Enskilda Banken AB, Class A	21,354	281,539
Skanska AB, Class B	6,266	128,012
SKF AB, Class B	5,609	147,118
Svenska Cellulosa AB SCA, Class B	7,990	245,967
Svenska Handelsbanken AB, Class A	7,008	344,306
Swedbank AB, Class A	12,492	351,540
Swedish Match AB	3,049	97,985
Swedish Orphan Biovitrum AB†	139,804	1,450,892
Tele2 AB, Series B	5,461	61,854
Telefonaktiebolaget LM Ericsson, Class B	373,884	4,563,212
TeliaSonera AB	33,407	278,138
Volvo AB, Class B	20,463	268,679
		15,854,364
Switzerland — 6.3%
ABB, Ltd.	30,311	797,828
Actelion, Ltd.	1,429	120,705
Adecco SA	2,073	164,065
Aryzta AG	1,486	113,942
Baloise Holding AG	981	124,928
Cie Financiere Richemont SA	42,418	4,222,542
Coca-Cola HBC AG	3,196	93,252
Credit Suisse Group AG	21,083	644,508
Geberit AG	577	174,966
Givaudan SA	125	178,521
Holcim, Ltd.	3,292	246,333
Julius Baer Group, Ltd.	3,292	158,096
Kuehne & Nagel International AG	14,252	1,870,870
Lindt & Spruengli AG	3	161,762
Lonza Group AG	859	81,466
Nestle SA	44,144	3,231,437
Novartis AG	31,493	2,513,650
Novartis AG ADR	11,400	916,332
Panalpina Welttransport Holding AG	22,315	3,739,804
Partners Group Holding AG	301	80,273
Roche Holding AG	31,539	8,810,626
Schindler Holding AG	976	143,656
SGS SA	88	202,428
Sika AG	37	131,525
Sonova Holding AG	801	107,752
Sulzer AG	435	70,172
Swatch Group AG	524	346,279
Swiss Life Holding AG	538	111,695
Swiss Re AG	22,809	2,097,952
Swisscom AG	363	191,622
Syngenta AG	5,477	2,180,854
Transocean, Ltd.	5,273	256,778
UBS AG	50,136	950,957
Zurich Insurance Group AG	2,082	603,326
		35,840,902
Taiwan — 1.0%
Siliconware Precision Industries Co. ADR	302,900	1,811,342
Taiwan Semiconductor Manufacturing Co., Ltd.	1,029,000	3,642,508
		5,453,850
Thailand — 0.6%
Bangkok Bank PCL	256,500	1,389,440
Bangkok Bank PCL NVDR	352,700	1,910,548
		3,299,988
Turkey — 0.2%
Turkiye Halk Bankasi AS	152,295	861,044
United Kingdom — 16.1%
3i Group PLC	17,174	109,520
Aberdeen Asset Management PLC	13,899	115,080
Aggreko PLC	3,934	111,333
Alent PLC	428,873	2,521,182
AMEC PLC	4,601	82,895
Anglo American PLC	19,589	428,187
Antofagasta PLC	6,086	83,044
ARM Holdings PLC	198,528	3,612,989
Associated British Foods PLC	4,991	202,075
AstraZeneca PLC	53,900	3,190,445
Aviva PLC	40,546	301,938
Babcock International Group PLC	5,852	131,308
BAE Systems PLC	44,596	321,242
Barclays PLC	990,711	4,461,524
Berkeley Group Holdings PLC	54,971	2,417,736
BG Group PLC	46,901	1,007,713
BHP Billiton PLC	29,020	898,160
BP PLC	546,841	4,419,494
British American Tobacco PLC	25,822	1,384,567
British Land Co. PLC	14,597	152,041
British Sky Broadcasting Group PLC	14,646	204,696
BT Group PLC	108,417	681,149
Bunzl PLC	5,338	128,172
Burberry Group PLC	6,087	152,809
Capita PLC	9,303	159,907
Carnival PLC	2,709	112,194
Centrica PLC	70,160	403,963
Cobham PLC	18,308	83,220
Compass Group PLC	25,482	408,466
Croda International PLC	2,143	87,192
Diageo PLC	33,974	1,125,185
G4S PLC	21,522	93,553
GKN PLC	24,079	148,848
GlaxoSmithKline PLC	66,718	1,780,412

Hammerson PLC	12,095	100,544
Hargreaves Lansdown PLC	3,299	73,969
HSBC Holdings PLC	601,877	6,601,996
ICAP PLC	9,233	69,047
IMI PLC	4,438	112,074
Imperial Tobacco Group PLC	60,907	2,358,082
Inmarsat PLC	7,040	88,134
InterContinental Hotels Group PLC	3,981	132,704
Intertek Group PLC	2,413	125,788
Invensys PLC	8,837	74,412
Investec PLC	11,164	80,899
ITV PLC	54,388	174,724
J Sainsbury PLC	19,615	118,557
Johnson Matthey PLC	3,024	164,249
Kingfisher PLC	32,980	210,097
Land Securities Group PLC	11,563	184,489
Legal & General Group PLC	79,996	295,009
Lloyds Banking Group PLC†	1,601,879	2,092,396
London Stock Exchange Group PLC	2,939	84,342
Marks & Spencer Group PLC	22,777	163,166
Meggitt PLC	13,425	117,269
Melrose Industries PLC	20,177	102,141
National Grid PLC	49,971	652,066
Next PLC	2,244	202,519
Old Mutual PLC	69,808	218,597
Pearson PLC	11,708	259,991
Persimmon PLC	4,301	88,245
Prudential PLC	254,738	5,652,567
Reckitt Benckiser Group PLC	46,220	3,668,467
Reed Elsevier PLC	16,842	250,727
Rexam PLC	12,191	107,096
Rio Tinto PLC	66,156	3,735,142
Rio Tinto PLC ADR	80,000	4,514,400
Rolls-Royce Holdings PLC	25,572	539,911
Royal Bank of Scotland Group PLC†	28,632	160,304
Royal Dutch Shell PLC, Class A	55,916	2,002,810
Royal Dutch Shell PLC, Class B	31,072	1,173,144
RSA Insurance Group PLC	53,970	81,686
SABMiller PLC	77,223	3,965,479
Sage Group PLC	19,075	127,518
Severn Trent PLC	3,703	104,550
Smith & Nephew PLC	13,310	189,770
Smiths Group PLC	5,972	146,362
SSE PLC	102,306	2,320,966
Standard Chartered PLC	111,497	2,511,015
Standard Life PLC	33,901	201,873
Tate & Lyle PLC	199,262	2,669,440
Tesco PLC	356,299	1,972,709
Travis Perkins PLC	3,530	109,428
Tullow Oil PLC	113,252	1,603,464
Unilever PLC	46,416	1,907,729
United Utilities Group PLC	9,906	110,152
Vodafone Group PLC	1,244,125	4,882,695
Weir Group PLC	3,185	112,446
Whitbread PLC	2,692	167,213
William Hill PLC	12,247	81,507
WM Morrison Supermarkets PLC	34,257	148,060
Wolseley PLC	3,733	211,722
		91,898,097
Total Common Stocks (cost $455,939,304)		537,995,783

PREFERRED SECURITIES — 1.7%
Brazil — 0.4%
AES Tiete SA	126,700	1,025,200
Cia de Gas de Sao Paulo	50,400	1,244,379
		2,269,579
Germany — 1.3%
Henkel AG & Co. KGaA	2,097	243,221
Porsche Automobil Holding SE	2,236	232,735
Volkswagen AG	23,810	6,687,015
		7,162,971
Total Preferred Securities (cost $8,720,518)		9,432,550
EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI EAFE Index Fund	58,061	3,893,571
WisdomTree India Earnings Fund	145,781	2,542,420
Total Exchange-Traded Funds (cost $5,700,874)		6,435,991
RIGHTS — 0.0%
Repsol SA† Expires 01/09/2014 (Subscription price EUR 0.447) (cost $7,731)	11,853	8,088
Total Long-Term Investment Securities (cost $470,368,427)		553,872,412

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.00% due 01/02/2014	$2,964,000	2,964,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.03% due 03/27/2014(5)	350,000	349,949
Total Short-Term Investment Securities (cost $3,313,944)		3,313,949
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $4,371,000 collateralized by $4,160,000 of United States Treasury Notes, bearing interest at 3.25% due 12/31/2016 and having an approximate value of $4,461,600	4,371,000	4,371,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $3,486,000 collateralized by $3,975,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,560,181.	3,486,000	3,486,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $2,964,000 collateralized by $3,380,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,027,273.	2,964,000	2,964,000
Total Repurchase Agreements (cost $10,821,000)		10,821,000
TOTAL INVESTMENTS (cost $484,503,371)(4)	99.6%	568,007,361
Other assets less liabilities	0.4	2,425,359
NET ASSETS	100.0%	$570,432,720

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depository Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
FDR	— Fiduciary Depository Receipt
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange
NVDR	— Non-Voting Depository Receipt
NYSE	— New York Stock Exchange
SDR	— Swedish Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2013	(Depreciation)
55	Long	MSCI E-Mini Index	March 2014	$5,074,744	$5,273,950	$199,206

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	JPY	881,000,000	USD	8,706,100	1/9/2014	$340,244	$—

HSBC Bank USA, N.A.	JPY	832,000,000	USD	8,049,748	1/16/2014	148,928	—

JPMorgan Chase Bank	JPY	690,000,000	USD	6,691,039	1/23/2014	138,460	—

Royal Bank of Canada	JPY	445,000,000	USD	4,324,041	1/16/2014	98,241	—

Net Unrealized Appreciation/(Depreciation)						$725,873	$—

JPY — Japanese Yen

USD — United States Dollar

Industry Allocation*
Banks-Commercial	7.4%
Medical-Drugs	6.5
Diversified Banking Institutions	5.5
Auto-Cars/Light Trucks	4.3
Insurance-Life/Health	3.4
Oil Companies-Integrated	3.3
Insurance-Multi-line	2.9
Metal-Diversified	2.2
Food-Misc./Diversified	2.0
Transport-Services	2.0
Repurchase Agreements	1.9
Tobacco	1.9
Oil Companies-Exploration & Production	1.9
Chemicals-Diversified	1.8
Electronic Components-Semiconductors	1.7
Building-Residential/Commercial	1.5
Brewery	1.3
Telephone-Integrated	1.3
Import/Export	1.3
Advertising Agencies	1.2
Exchange-Traded Funds	1.1
Beverages-Wine/Spirits	1.1
Steel-Producers	1.1
Electric-Integrated	1.1
Electronic Components-Misc.	1.1
Transport-Marine	1.0
Television	1.0
Semiconductor Components-Integrated Circuits	1.0
Telecom Services	1.0
Cellular Telecom	1.0
Machinery-General Industrial	1.0
Diversified Manufacturing Operations	0.9
Airlines	0.9
Toys	0.9
E-Commerce/Products	0.9
Wireless Equipment	0.9
Real Estate Operations & Development	0.9
Diversified Minerals	0.9
Retail-Jewelry	0.9
Soap & Cleaning Preparation	0.9
Auto/Truck Parts & Equipment-Original	0.8
Real Estate Management/Services	0.8
Finance-Other Services	0.8
Food-Retail	0.8
Consumer Products-Misc.	0.8
Electric Products-Misc.	0.7
Casino Hotels	0.7
Industrial Automated/Robotic	0.7
Electronic Measurement Instruments	0.6
Finance-Leasing Companies	0.6
Real Estate Investment Trusts	0.5
Transport-Rail	0.5
Power Converter/Supply Equipment	0.5
Time Deposits	0.5
Insurance-Reinsurance	0.5
Building-Heavy Construction	0.5
Steel Pipe & Tube	0.5
Petrochemicals	0.5
Dialysis Centers	0.5
Recreational Vehicles	0.5
Advanced Materials	0.5
Gas-Distribution	0.4
Oil-Field Services	0.4
Public Thoroughfares	0.4
Therapeutics	0.4
Agricultural Chemicals	0.4
Optical Supplies	0.4
Airport Development/Maintenance	0.4
Retail-Major Department Stores	0.4
Retail-Drug Store	0.4
Oil & Gas Drilling	0.4
Leisure Products	0.4
Metal Processors & Fabrication	0.3
Applications Software	0.3
Coatings/Paint	0.3
E-Commerce/Services	0.3
Retail-Apparel/Shoe	0.3
Filtration/Separation Products	0.3
Rubber-Tires	0.3
Finance-Investment Banker/Broker	0.3
Apparel Manufacturers	0.2
Appliances	0.2
Industrial Gases	0.2
Cosmetics & Toiletries	0.2
Aerospace/Defense	0.2
Enterprise Software/Service	0.2
Electric-Generation	0.2
Insurance-Property/Casualty	0.2
Building Products-Cement	0.2
Internet Content-Entertainment	0.2
Machinery-Electrical	0.2
Audio/Video Products	0.2
Machinery-Construction & Mining	0.2
Diversified Operations	0.1
Engineering/R&D Services	0.1
Building & Construction Products-Misc.	0.1
Aerospace/Defense-Equipment	0.1
Textile-Apparel	0.1
Office Automation & Equipment	0.1
Semiconductor Equipment	0.1
Building & Construction-Misc.	0.1
Medical-Generic Drugs	0.1
Retail-Misc./Diversified	0.1
Investment Management/Advisor Services	0.1
Diversified Operations/Commercial Services	0.1
Athletic Footwear	0.1
Auto-Heavy Duty Trucks	0.1
Food-Catering	0.1
Medical-Biomedical/Gene	0.1
Machinery-Farming	0.1
Publishing-Periodicals	0.1
Advertising Services	0.1
Photo Equipment & Supplies	0.1
U.S. Government Treasuries	0.1
Retail-Building Products	0.1
Electronics-Military	0.1
Multimedia	0.1
Building Products-Air & Heating	0.1
99.6%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$13,506,263	$—	$0	$13,506,263
France	39,460,678	—	—	39,460,678
Germany	31,546,373	—	—	31,546,373
Japan	126,054,146	—	—	126,054,146
Netherlands	26,594,512	124,362	—	26,718,874
Switzerland	35,840,902	—	—	35,840,902
United Kingdom	91,898,097	—	—	91,898,097
Other Countries*	172,970,450	—	—	172,970,450
Preferred Securities	9,432,550	—	—	9,432,550
Exchange-Traded Funds	6,435,991	—	—	6,435,991
Rights	8,088	—	—	8,088
Short-Term Investment Securities:
Time Deposits	—	2,964,000	—	2,964,000
U.S. Government Treasuries	—	349,949	—	349,949
Repurchase Agreements	—	10,821,000	—	10,821,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	199,206	—	—	199,206
Open Forward Currency Contracts-Appreciation	—	725,873	—	725,873
Total	$553,947,256	$14,985,184	$0	$568,932,440

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Diversified Fixed Income Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
Ally Master Owner Trust FRS Series 2013-2, Class A 0.62% due 04/15/2018	$950,000	$948,032
ARI Fleet Lease Trust FRS Series 2012-B, Class A 0.47% due 01/15/2021*	231,657	231,378
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(1)	500,000	512,689
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	93,000	91,224
Banc of America Commercial Mtg., Inc. VRS Series 2007-3, Class A4 5.75% due 02/10/2051(1)	1,085,250	1,198,562
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.22% due 01/25/2037(2)	31,935	19,364
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(2)	623,271	615,743
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(1)	100,000	91,655
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.33% due 01/25/2037(2)	36,342	26,242
BCAP LLC Trust FRS Series 2007-AA2, Class 12A1 0.37% due 05/25/2047(2)	41,089	28,177
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.54% due 05/25/2036(2)	198,265	126,804
Bear Stearns Commercial Mtg. Securities Trust Series 2005-PWR8, Class A4 4.67% due 06/11/2041(1)	39,359	40,934
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2005-T20, Class A4A 5.14% due 10/12/2042(1)	35,000	37,164
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(1)	28,017	31,042
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(1)	300,000	327,860
Cabela’s Master Credit Card Trust Series 2013-1A, Class A 2.71% due 02/17/2026*	400,000	370,866
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	349,613
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	128,000	133,643
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	320,000	307,896
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.86% due 04/25/2037(2)	35,985	29,130
CHL Mtg. Pass-Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	100,000	99,720
CHL Mtg. Pass-Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(2)	7,047	7,049
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	152,000	152,323
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	567,000	577,570
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(1)	305,000	345,304
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	578,419	577,762
CNH Equipment Trust Series 2012-D, Class A2 0.45% due 04/15/2016	135,974	135,977
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(1)	255,000	283,064
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(1)	45,000	41,859
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(1)	1,065,000	998,830
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(1)	425,000	408,430
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.02% due 07/10/2045(1)	130,000	131,783
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(1)	90,000	93,240
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	680,000	690,071
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	150,025	163,138
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(2)	380,959	271,438
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.53% due 12/25/2034	225,543	207,561

CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/2048(1)	91,000	98,188
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.31% due 03/25/2037(2)	36,049	21,440
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	116,850	123,854
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	290,602	290,826
First Horizon Alternative Mtg. Securities Trust FRS Series 2006-AA1, Class 2A1 2.21% due 04/25/2036(2)	26,714	21,859
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA9, Class 3A1 2.22% due 11/25/2035(2)	403,888	327,125
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA7, Class 2A1 2.24% due 09/25/2035(2)	173,669	151,006
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	99,000	98,326
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	226,000	225,597
FREMF Mtg. Trust VRS Series 2012-K19, Class B 4.04% due 05/25/2045*(1)	20,037	19,073
GMAC Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.00% due 04/19/2036(2)	605,683	515,631
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.12% due 09/19/2035(2)	116,830	109,304
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(1)	175,000	195,434
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	208,000	206,872
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A3 2.77% due 11/10/2045(1)	1,070,000	995,863
GS Mtg. Securities Corp. II Series 2012-SHOP, Class A 2.93% due 06/05/2031*(1)	1,210,000	1,208,812
GS Mtg. Securities Corp. II Series 2013-GC10, Class A5 2.94% due 02/10/2046(1)	1,380,000	1,291,383
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,189,667
GS Mtg. Securities Corp. II Series 2013-GC12, Class A4 3.14% due 06/10/2046(1)	1,050,000	993,226
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(1)	325,000	322,639
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,010,000	993,046
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	169,804
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.21% due 12/25/2046	70,000	43,924
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.24% due 02/25/2037	35,957	18,547
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.25% due 12/25/2036	19,774	9,877
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.40% due 11/25/2036	63,418	37,399

GSAA Trust FRS Series 2007-3, Class 1A2 0.33% due 03/25/2047	109,385	52,732
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035	365,000	307,626
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.63% due 01/25/2036(2)	29,419	27,420
HarborView Mtg. Loan Trust FRS Series 2007-2, Class 2A1A 0.32% due 05/25/2038(2)	40,436	29,329
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.36% due 01/19/2038(2)	19,552	15,896
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.41% due 12/19/2036(2)	458,643	301,739
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 0.72% due 12/10/2027*	575,000	575,103
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(1)	525,000	519,743
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	128,000	128,166
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	124,000	124,515

Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	70,000	69,430
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.44% due 07/25/2035(2)	9,278	7,659
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.44% due 08/25/2035(2)	139,998	106,778
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(1)	475,012	459,234
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C8, Class A3 2.83% due 10/15/2045(1)	850,000	799,132
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(1)	855,000	799,485
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	1,000,000	953,164
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(1)	1,210,000	1,187,051
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(1)	60,000	65,366
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	509,000	521,630
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(1)	1,165,000	1,193,021
JPMorgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.73% due 05/25/2036(2)	57,631	50,001
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(1)	207,233	228,289
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.86% due 06/15/2038(1)	592,395	644,321
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(1)	100,000	114,304
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class A4 4.75% due 06/12/2043(1)	40,000	41,551
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	150,440	152,844
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A2 2.94% due 11/15/2046(1)	565,000	573,777
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(1)	1,127,421	1,230,410
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A1 0.33% due 05/25/2036(2)	106,883	52,989
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A3 0.33% due 05/25/2036(2)	111,519	55,287
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*	135,000	134,795
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.90% due 08/25/2034	55,241	56,314
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.65% due 07/15/2045*(1)	1,215,000	1,317,623
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	218,172	219,269
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.46% due 07/20/2037(2)	44,850	35,562
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.34% due 07/25/2037	50,000	26,271
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-1, Class 1A1 0.31% due 02/25/2037(2)	45,302	31,797
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR8, Class A1A 0.44% due 02/25/2036(2)	35,776	27,533
Structured Asset Securities Corp. Mtg. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(2)	154,574	158,982
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	132,883	132,047
UBS Commercial Mtg. Trust Series 2012-C1, Class A3 3.40% due 05/10/2045(1)	810,000	797,948
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(1)	1,200,660	1,119,147

UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(1)	1,045,000	997,264
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(1)	101,000	96,611
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(1)	825,000	815,482
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	100,000	93,246
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(1)	12,791	13,560
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	100,000	110,025
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(1)	1,165,260	1,099,185
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(2)	193,067	188,470
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.12% due 02/15/2044*(1)(3)	1,006,851	39,373
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(1)	1,405,000	1,312,101
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(1)	505,000	506,034
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	950,000	999,579
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(1)	1,000,000	1,087,466
Total Asset Backed Securities (cost $43,818,425)		43,185,535
U.S. CORPORATE BONDS & NOTES — 25.9%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	75,000	78,750
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	403,000	377,259
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	71,000	68,870
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	192,000	184,108
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	431,184
Rockwell Collins, Inc. Senior Notes 3.70% due 12/15/2023	390,000	385,014
		1,000,306
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	58,000	58,145
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	73,000	75,555
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	481,000	483,788
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	155,374
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,235,179
		2,008,041
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	123,000	121,474
Mosaic Co. Senior Notes 5.45% due 11/15/2033	101,000	102,904
Mosaic Co. Senior Notes 5.63% due 11/15/2043	101,000	102,463
		326,841
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/2014	45,000	45,572
Cargill, Inc. Senior Notes 4.10% due 11/01/2042*	275,000	235,726
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	429,627
		710,925
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	46,124	47,277

Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	280,000	278,600
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	80,815	92,534
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	100,000	101,250
		519,661
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	36,890
Darling Escrow Corp. Senior Notes 5.38% due 01/15/2022*	57,000	57,428
		94,318
Applications Software — 0.0%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018	241,000	237,716
Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.63% due 05/01/2043	260,000	218,115
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	175,000	175,124
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	500,000	503,873
		678,997
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	101,850
Banks-Commercial — 0.5%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	273,571
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	605,622
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	350,092
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	530,000	568,425
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	246,578
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	106,000	103,848
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	650,000	701,500
KeyBank NA Senior Notes 1.10% due 11/25/2016	282,000	281,403
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	281,771
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	500,000	453,233
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	178,000	184,544
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	241,000	255,177
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	168,000	163,758
		4,469,522
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	181,000	182,390
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	251,541
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	153,418
		587,349
Banks-Super Regional — 1.1%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	429,813
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	481,000	488,975
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	484,000	454,335
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	180,000	184,635
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	236,383
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	247,273

Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	166,424
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	715,074
National City Corp. Senior Notes 4.90% due 01/15/2015	100,000	104,537
National City Corp. Sub. Notes 6.88% due 05/15/2019	284,000	336,522
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(13)	190,000	176,453
PNC Funding Corp. Bank Guar. Notes 2.70% due 09/19/2016	500,000	521,532
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	415,349
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	12,000	12,792
US Bancorp Sub. Notes 2.95% due 07/15/2022	995,000	924,480
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	619,607
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	368,720
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	195,000	192,241
Wells Fargo & Co. Sub. Notes 4.48% due 01/16/2024*	396,000	394,195
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	765,000	783,365
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044*	893,000	927,547
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	114,620
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/2016	500,000	552,677
		9,367,549
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	299,886
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	63,000	60,795
PepsiCo, Inc. Senior Notes 2.25% due 01/07/2019	590,000	591,756
		952,437
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	310,000	311,543
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	487,754
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/2019	190,000	237,245
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	225,000	329,076
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	405,000	396,271
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	655,000	657,443
		2,419,332
Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	250,000	272,887
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	260,000	280,800
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	100,000	96,500
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	109,000	117,448
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	2,000	2,105

Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	105,750
Toll Brothers Finance Corp. Company Guar. Notes 5.88% due 02/15/2022	140,000	144,900
		250,650
Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	106,000	101,230
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	875,000	809,031
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	614,650
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	540,000	653,311
COX Communications, Inc. Senior Notes 2.95% due 06/30/2023*	230,000	200,984
COX Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	338,115
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	228,117
CSC Holdings LLC Senior Notes 8.63% due 02/15/2019	240,000	281,400
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	416,089
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	1,330,000	1,277,646
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	157,576
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	103,686
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	279,750
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	240,000	274,800
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	65,000	79,940
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	690,000	640,840
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	150,000	152,304
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	327,209
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	194,635
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	337,754
		7,469,067
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	50,000	49,375
Casino Hotels — 0.1%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	79,000	82,160
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	89,000	91,225
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	50,500
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	135,000	144,112
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	49,125
		417,122
Cellular Telecom — 0.3%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	130,191
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/2018	740,000	936,938
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	77,000	83,353
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	520,000	579,800

T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	25,000	26,563
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	422,000	444,155
		2,201,000
Chemicals-Diversified — 0.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	205,000	207,819
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	350,000	361,538
Dow Chemical Co. Senior Notes 4.38% due 11/15/2042	225,000	197,557
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	150,000	147,000
Olin Corp. Senior Notes 5.50% due 08/15/2022	100,000	99,750
		1,013,664
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	60,000	58,633
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	130,418
		189,051
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	100,000	103,250
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	349,000	371,685
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	151,525
		626,460
Coatings/Paint — 0.0%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	64,000	68,240
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	106,000	114,878
Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	627,000	587,957
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	194,861
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	28,000	25,002
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	17,899
		825,719
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.35% due 03/15/2015	200,000	203,130
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	85,000	87,582
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	624,133
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	199,564

Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	234,193
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	120,000	121,921
		1,470,523
Computers-Integrated Systems — 0.0%
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*	110,000	112,338
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 2.65% due 06/01/2020	194,000	190,000
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	78,000	82,095
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	176,000	179,520
		261,615

Containers-Metal/Glass — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	270,000	292,950
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	102,000	112,710
		405,660
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	168,000	178,920
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	41,000	46,535
		225,455
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	109,000	103,550
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	384,619
		488,169
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	82,000	85,895
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	10,000	10,300
		96,195
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	97,000	105,021
Dialysis Centers — 0.0%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	270,000	286,200
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(4)	41,350	43,004
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	85,000	79,050
Diversified Banking Institutions — 4.1%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,010,000	2,018,872
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	215,000	215,912
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	500,000	553,513
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	599,924
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	175,000	199,170
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	780,000	896,521
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	399,627
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	23,000	26,334
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	755,000	936,447
Citigroup, Inc. Senior Notes 1.25% due 01/15/2016	350,000	351,162
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	150,000	151,413
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	1,425,000	1,432,192
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	455,000	447,291
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	444,358
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	550,000	576,991
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	75,000	85,323
Citigroup, Inc. Notes 5.50% due 10/15/2014	72,000	74,675
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	524,000	551,897
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	468,000	481,019
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	553,300

Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	694,373
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	760,000	810,289
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	97,803
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	173,015
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	276,000	280,271
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	803,041
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	847,000	927,331
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	945,310
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	500,000	562,844
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	10,000	10,620
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	260,000	299,624
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	412,303
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,386,000	1,541,987
JPMorgan Chase & Co. Senior Notes 1.10% due 10/15/2015	340,000	341,297
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	59,000	57,773
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,638,729
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,210,000	1,127,720
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,702
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	474,264
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	100,000	107,496
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	225,000	237,989
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	565,951
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	618,164
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	380,000	401,574
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	411,077
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	424,891
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	1,207,000	1,301,715
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,064,131
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,200,690
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	116,544
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,685,338
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	480,000	464,520
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	225,903
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	712,000	728,847
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	223,680
Morgan Stanley Senior Notes 5.50% due 07/28/2021	300,000	335,237
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	267,725
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	171,634
Morgan Stanley Senior Notes 6.38% due 07/24/2042	160,000	187,405
Morgan Stanley Notes 6.63% due 04/01/2018	1,225,000	1,433,365
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	151,802
		34,567,915

Diversified Financial Services — 0.9%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	286,744
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	475,000	480,021
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	425,000	431,907
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	411,149
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	1,350,000	1,413,412
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	194,000	211,547
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	570,000	620,985
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	285,248
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	280,565
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	787,000	896,483
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,550,000	1,818,634
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	175,002
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	490,000	606,769
		7,918,466
Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 2.75% due 11/02/2022	430,000	401,129
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	147,817
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	100,345
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	252,256
Textron, Inc. Senior Notes 6.20% due 03/15/2015	250,000	265,203
		1,166,750
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	201,000	196,635
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.50% due 11/29/2022	380,000	342,542
E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	428,000	433,350
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	315,307
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	68,000	63,580
AES Corp. Senior Notes 8.00% due 06/01/2020	240,000	280,800
		344,380
Electric-Integrated — 2.0%
Ameren Corp. Senior Notes 8.88% due 05/15/2014	300,000	308,603
Ameren Illinois Co. Senior Sec. Notes 2.70% due 09/01/2022	200,000	187,190
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	102,880
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	269,913
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	274,712
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	74,000	71,547
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	122,749
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	515,273
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	354,388

Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	222,655
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	320,382
DPL, Inc. Senior Notes 7.25% due 10/15/2021	400,000	405,000
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	72,209
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	47,152
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	57,197
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	450,111
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	905,262
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	425,000	392,281
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	201,988
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,598,200
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	82,522
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	335,439
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	185,806
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	283,223
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	50,034
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	334,939
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	95,881
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(13)	73,000	78,320
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	88,000	88,733
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	513,672
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	573,712
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	243,349
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	264,617
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	267,256
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	133,000	136,238
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	92,066
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	754,231
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	403,985
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	168,934
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	129,000	142,209
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/2042	275,000	248,423
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	179,443
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	91,762
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	285,000	265,190
PPL Electric Utilities Corp. 1st Mtg. Notes 4.75% due 07/15/2043	100,000	100,079
Progress Energy Carolina 1st. Mtg. Notes 4.10% due 05/15/2042	295,000	272,412
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	82,806
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	450,000	474,886

Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	215,747
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	272,001
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	137,000	153,206
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	574,714
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	167,442
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	168,863
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	189,166
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	339,784
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	159,414
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	113,501
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,090,724
		17,134,421
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	70,316
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/2041	85,000	79,945
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	329,593
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	176,284
		656,138
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	94,000	96,585
Intel Corp. Senior Notes 1.95% due 10/01/2016	238,000	244,663
		341,248
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/2016	145,000	153,860
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	273,000	285,543
		439,403
Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	91,000	93,730
Oracle Corp. Senior Notes 3.63% due 07/15/2023	290,000	287,671
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	288,892
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	186,430
		856,723
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	179,000	185,265
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	270,000	281,475
		466,740
Finance-Auto Loans — 0.5%
American Honda Finance Corp. FRS Senior Notes 0.61% due 05/26/2016*	500,000	501,150
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	270,818
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	114,948
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	307,753
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	257,963
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	780,000	831,120
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	215,000	215,988

Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	825,000	935,310
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	434,412
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	370,000	421,800
		4,291,262
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	118,000	135,586
SLM Corp. Senior Notes 4.88% due 06/17/2019	242,000	241,142
SLM Corp. Senior Notes 6.25% due 01/25/2016	205,000	221,400
SLM Corp. Senior Notes 7.25% due 01/25/2022	670,000	708,525
SLM Corp. Senior Notes 8.45% due 06/15/2018	275,000	320,375
		1,627,028
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.00% due 03/19/2018	975,000	1,164,972
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	731,416
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	166,497
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	45,325
		2,108,210
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	506,593
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	215,000	257,436
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	99,000	10
		764,052
Finance-Leasing Companies — 0.1%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	721,000	748,939
Finance-Mortgage Loan/Banker — 0.0%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017	50,000	52,500
Finance-Other Services — 0.1%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	356,170
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	58,000	58,341
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.35% due 06/15/2020	195,000	188,331
		602,842
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	80,250
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	84,000	87,360
Food-Misc./Diversified — 0.3%
ConAgra Foods, Inc. Senior Notes 1.90% due 01/25/2018	115,000	112,891
ConAgra Foods, Inc. Senior Notes 2.10% due 03/15/2018	120,000	118,681
ConAgra Foods, Inc. Senior Notes 3.25% due 09/15/2022	105,000	98,478
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	750,000	730,946

Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	170,000	167,585
Kraft Foods, Inc. Senior Notes 6.88% due 02/01/2038	700,000	852,778
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	189,000	225,855
		2,307,214
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.30% due 01/15/2021	137,000	136,097
Kroger Co. Senior Notes 5.15% due 08/01/2043	220,000	214,611
		350,708
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022*	225,000	227,812
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(5)(9)	1,792	679
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	140,000	158,321
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	110,848
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	73,138
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	132,104
		474,411
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	148,000	125,975
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	280,000	288,400
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	230,000	227,892
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	28,000	27,370
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	425,000	435,625
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	70,000	76,650
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	70,000	79,275
		618,920
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	512,762
Thermo Fisher Scientific, Inc. Senior Notes 2.40% due 02/01/2019	349,000	345,751
		858,513
Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	130,359
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	302,065
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	825,000	830,869
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	266,508
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	9,000	9,721
		1,539,522
Insurance-Life/Health — 0.5%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	400,000	429,641
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	226,442
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	431,197
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*	575,000	581,492
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	312,460
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	206,380

Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	69,367
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	57,125
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	127,853
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	186,000	186,379
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	397,262
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	343,754
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/2015	80,000	84,476
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	180,000	220,984
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	352,000	434,505
		4,109,317
Insurance-Multi-line — 0.3%
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	128,200
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	666,000	725,415
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	180,920
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	160,000	158,303
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	413,934
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	330,685
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	194,000	199,806
		2,137,263
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	709,366
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	222,244
		931,610
Insurance-Reinsurance — 0.2%
Berkshire Hathaway Finance Corp. Company Guar. Notes 1.30% due 05/15/2018	880,000	859,922
Berkshire Hathaway Inc. Senior Notes 1.55% due 02/09/2018	425,000	420,216
		1,280,138
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	343,963
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	127,000	127,786
Machinery-Farming — 0.0%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	166,000	168,905
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/2016	130,000	143,487
		312,392
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	119,000	124,355
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	133,000	139,151
Medical Labs & Testing Services — 0.1%
Howard Hughes Medical Institute Senior Notes 3.50% due 09/01/2023	115,000	113,086
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	393,407
		506,493
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	53,315
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	116,000	141,294

Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	77,000	81,235
		275,844
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	253,164
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	410,876
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	224,164
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	549,487
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	694,167
		2,131,858
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	196,982
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	300,000	299,486
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	929,857
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	545,000	509,387
Endo Finance Co. Company Guar. Notes 5.75% due 01/15/2022*	82,000	82,410
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	180,000	181,172
Novartis Capital Corp. Company Guar. Notes 2.40% due 09/21/2022	234,000	214,538
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	498,703
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	918,076
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018	50,000	49,589
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	545,000	509,941
		4,390,141
Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.80% due 06/24/2016*	180,000	183,502
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	319,000	360,962
		544,464
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	150,000	138,173
Aetna, Inc. Senior Notes 4.50% due 05/15/2042	200,000	185,921
Cigna Corp. Senior Notes 4.38% due 12/15/2020	172,000	183,000
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	159,410
Cigna Corp.
Senior Notes
6.15% due 11/15/2036	39,000	43,948
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	89,010
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	155,000	146,919
UnitedHealth Group, Inc. Senior Notes 4.25% due 03/15/2043	765,000	686,534
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	290,000	335,041
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	127,035
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	95,000	97,138
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,938
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	110,000	103,167
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	115,527
WellPoint, Inc. Senior Notes 5.25% due 01/15/2016	800,000	864,979

WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	296,693
		3,708,433
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	92,655
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	105,000	108,413
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	380,000	417,525
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	76,000	80,560
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	215,000	211,950
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	380,000	420,850
		1,331,953
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	160,000	159,609
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.10% due 03/15/2020	540,000	524,627
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	375,000	354,617
		1,038,853
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	103,000	102,743
Multimedia — 0.7%
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	170,513
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,063,075
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	57,387
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	125,000	139,718
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	89,296
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	357,220
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	715,000	796,885
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	179,945
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	112,944
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	25,930
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	207,000	244,226
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	201,281
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	118,000	128,559
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	73,189
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	200,000	202,527
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	275,000	291,964
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	802,482
Viacom, Inc. Senior Notes 1.25% due 02/27/2015	200,000	200,996
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	396,053
		5,534,190
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	602,646
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	115,057

Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	586,269
		1,303,972
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	233,000	239,824
Xerox Corp. Senior Notes 6.75% due 02/01/2017	250,000	283,937
		523,761
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	100,000	106,000
Oil Companies-Exploration & Production — 0.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	49,000	52,430
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	185,000	188,880
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	334,219
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	221,227
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	143,509
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	100,000	112,293
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	55,000	55,550
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	83,000	79,680
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	55,000	60,225
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	51,000	54,570
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	260,000	281,450
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	336,739
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	501,607
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	283,000	286,891
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	280,000	290,850
Devon Energy Corp. Senior Notes 1.88% due 05/15/2017	200,000	201,457
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	192,930
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	47,000	52,640
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	115,575
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	74,000	77,145
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	109,000	110,090
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	81,172
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	50,000	52,250
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	130,000	139,262
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	174,000	182,265
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	75,000	80,625
Petrohawk Energy Corp. Company Guar. Notes 6.25% due 06/01/2019	210,000	231,420
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/2018	325,000	350,350
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	124,000	135,972
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	210,000	231,320

QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	35,000	37,538
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	75,000	82,125
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	45,000	44,888
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	35,000	36,575
		5,435,719
Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	405,000	422,057
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	183,191
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	415,451
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	350,000	364,136
		1,384,835
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	166,000	189,192
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	83,000	83,415
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	223,533
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	114,222
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	194,000	221,303
		831,665
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	80,100
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	383,000	390,707
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	271,000	260,833
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	284,000	317,314
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	246,945
International Paper Co. Senior Notes 7.95% due 06/15/2018	200,000	242,938
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	82,000	84,050
		1,622,887
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	20,874
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016	750,000	792,912
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	236,530
		1,050,316
Pipelines — 0.9%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	101,000	97,465
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	42,000	40,005
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	25,000	26,125
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	223,991
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	212,728
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	224,080
El Paso Corp. Senior Notes 7.25% due 06/01/2018	370,000	422,407
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/2017	370,000	411,390
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	88,000	75,335
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	32,000	33,514

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	473,000	543,202
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	50,513
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	240,770
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	237,568
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	184,239
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	135,000	136,959
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	333,680
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024	132,000	157,084
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/2014	56,000	57,178
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	59,402
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	217,811
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	821,136
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	80,000	86,200
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	920,000	890,073
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	623,403
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	285,000	327,407
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	75,000	87,627
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	55,000	54,174
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	76,000	71,250
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	100,012
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	285,374
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	75,000	76,688
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	190,312
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	92,266
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	161,207
		7,852,575
Printing-Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	52,000	59,540
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	103,000	106,219
		165,759
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	420,000	436,800
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	158,000	159,975
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	60,000	66,000
		662,775
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	89,000	90,558
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	143,000	143,000

Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	250,000	236,250
Real Estate Investment Trusts — 1.3%
AMB Property LP Company Guar. Notes 4.00% due 01/15/2018	185,000	196,088
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	91,802
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	220,000	247,769
AvalonBay Communities, Inc. Senior Notes 3.63% due 10/01/2020	210,000	212,288
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	174,055
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	265,000	284,994
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	100,000	110,032
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	162,911
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	124,000	121,154
Duke Realty LP Senior Notes 3.88% due 10/15/2022	230,000	218,597
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,692
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	267,406
Duke Realty LP Company Guar. Notes 8.25% due 08/15/2019	200,000	247,633
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	179,148
HCP, Inc. Senior Notes 2.63% due 02/01/2020	265,000	252,595
HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	75,658
HCP, Inc. Senior Notes 3.75% due 02/01/2019	65,000	67,514
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	557,572
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	56,037
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	337,832
Health Care REIT, Inc. Senior Notes 2.25% due 03/15/2018	600,000	593,191
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	720,000	758,131
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	150,000	148,102
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	825,000	750,254
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	161,392
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	295,275
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	84,075
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	121,426
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	57,000	57,570
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	194,225
ProLogis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	765,588
ProLogis LP Company Guar. Notes 6.63% due 05/15/2018	177,000	206,731
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	305,000	279,123
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	95,000	95,674
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	187,312
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	364,296
Simon Property Group LP Senior Notes 5.65% due 02/01/2020	195,000	221,710

UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	76,000	76,409
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,045
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	400,000	393,202
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	105,182
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	161,198
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	296,475
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	241,298
		10,509,661
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	100,000	101,145
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/2015	305,000	323,831
		424,976
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(9)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	111,159
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,291
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	254,436
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	132,000	138,930
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	260,000	277,875
		791,691
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	241,000	240,882
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	173,000	166,925
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	436,399
		844,206
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	422,000	453,122
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 2.25% due 09/10/2018	295,000	299,057
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	23,046
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	542,332
Lowes Companies, Inc. Senior Notes 6.65% due 09/15/2037	441,000	538,188
		1,402,623
Retail-Discount — 0.3%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	121,000	111,304
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	435,000	397,448
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	200,000	209,570
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	500,000	543,167
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	658,575
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	330,508
		2,250,572
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 2.25% due 12/05/2018	825,000	824,759
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	1,275,000	1,176,790

CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	105,000	114,594
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	225,000	255,177
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	96,000	95,875
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	69,621	73,106
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	126,066	137,394
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	181,941	200,156
		2,877,851
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018*	100,000	95,000
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	250,000	276,250
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	83,000	83,623
Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	94,000	102,460
McDonald’s Corp. Senior Notes 3.70% due 02/15/2042	130,000	110,098
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	111,000	120,574
		333,132
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	175,913
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	269,000	309,216
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	383,898
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	192,000	198,268
		1,067,295
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	176,000	159,761
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	76,000	64,366
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	70,010
		294,137
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	266,000	231,540
ADT Corp. Senior Notes 6.25% due 10/15/2021*	417,000	437,850
		669,390
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	359,000	394,002
Special Purpose Entities — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	237,696
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	277,744
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	390,000	442,302
		957,742
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	60,000	59,700
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	63,000	63,630
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	79,000	79,198
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	290,000	290,244

Nucor Corp. Senior Notes 4.00% due 08/01/2023	141,000	137,641
		507,083
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	110,000	121,825
Telecom Services — 0.0%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	30,000	31,489
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.95% due 05/15/2016	300,000	312,824
AT&T, Inc. Senior Notes 3.88% due 08/15/2021	235,000	238,079
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	556,000	550,124
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	375,000	422,130
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	83,938
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	151,000	169,120
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	58,778
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	160,875
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	375,000	387,763
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	375,000	396,961
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	702,000	751,537
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	2,035,000	2,184,963
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	842,000	968,402
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	590,000	662,551
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	2,186,000	2,557,530
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	504,000	644,905
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	540,000	689,712
		11,240,192
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	231,000	208,143
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	405,000	517,805
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	122,000	129,625
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	124,000	128,340
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	395,000	491,451
		1,475,364
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	103,000	101,198
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	621,487
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	40,837
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	87,000	114,352
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	62,541
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	133,649
Reynolds American, Inc. Company Guar. Notes 6.15% due 09/15/2043	190,000	205,172
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	210,736
		1,388,774

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.90% due 03/30/2023	144,000	136,413
Transport-Rail — 0.4%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	680,000	637,564
Burlington Northern Santa Fe LLC Senior Notes 3.85% due 09/01/2023	380,000	373,783
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	1,375,000	1,396,839
CSX Corp. Senior Notes 4.25% due 06/01/2021	95,000	99,198
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	117,000	123,883
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	263,403
		2,894,670
Transport-Services — 0.0%
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	197,567
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	39,000	43,290
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	71,578
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	184,413
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	570,000	599,624
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	515,000	528,328
		1,383,943
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	399,000	397,005
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	3,835	3,798
Total U.S. Corporate Bonds & Notes (cost $216,399,689)		218,790,777
FOREIGN CORPORATE BONDS & NOTES — 5.2%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	127,000	125,722
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	112,304
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000	84,400
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	299,000	295,420
Auto/Truck Parts & Equipment-Original — 0.0%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	234,000	233,415
Banks-Commercial — 1.1%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	205,461
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	487,000	486,063
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	158,000	156,517
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*	214,000	211,524
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	2,240,000	2,504,282
Barclays Bank PLC Senior Notes 6.75% due 05/22/2019	150,000	180,791
BPCE SA Company Guar. Notes 2.50% due 12/10/2018	1,715,000	1,705,818
Commerzbank AG Sub. Notes 8.13% due 09/19/2023*	200,000	220,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.75% due 12/01/2043	399,000	422,974

Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	314,000	334,018
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	375,000	407,035
ING Bank NV Notes 2.00% due 09/25/2015*	399,000	405,610
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	282,000	303,492
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	389,000	378,212
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	390,000	361,734
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	602,000	600,793
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016	575,000	577,950
		9,462,774
Banks-Money Center — 0.1%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	310,904
Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	291,828
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	186,000	183,425
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043	160,000	163,780
		639,033
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	650,000	716,473
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	585,000	573,928
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/2040	190,000	201,768
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	227,690
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	349,918
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	320,000	265,859
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000	341,245
		957,022
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	78,000	80,340
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	235,589
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	82,000	82,000
Diversified Banking Institutions — 1.0%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	125,000	137,123
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	1,490,000	1,521,239
BNP Paribas SA Senior Notes 2.40% due 12/12/2018	500,000	500,318
BNP Paribas SA Senior Notes 2.70% due 08/20/2018	200,000	203,750
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	940,000	851,015
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	222,290
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	775,000	953,369
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	775,000	792,637
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	295,000	297,100
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	137,000	138,109

Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	420,000	429,241
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	167,000	192,438
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/2015	150,000	157,113
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/2021	275,000	311,262
Societe Generale SA Senior Notes 2.63% due 10/01/2018	460,000	464,034
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	255,000	280,310
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	594,884
UBS AG Sub. Notes 7.63% due 08/17/2022	250,000	286,329
		8,332,561
Diversified Financial Services — 0.0%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	246,000	261,619
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	79,000	78,408
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	365,000	359,754
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	235,000	229,527
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/2026*	350,000	403,875
		1,071,564
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	143,000	155,870
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	234,000	223,674
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	156,460
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	200,000	190,696
		726,700
Diversified Operations — 0.1%
Hutchison Whampoa International 0919, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	260,193
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	205,000	213,952
		474,145
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	300,000	292,500
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,068
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	80,000	82,600

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 1.95% due 09/18/2019	210,000	204,040
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	376,141
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	247,450
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	20,000	20,100
		847,731
Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	243,644
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	507,787
		751,431
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	160,000	171,398
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	487,000	547,249

Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	170,000	194,130
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	74,000	84,576
		997,353
Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	134,000	162,918
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	449,527
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	457,557
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	456,580
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	259,189
Encana Corp. Senior Notes 3.90% due 11/15/2021	400,000	397,154
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	135,938
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	505,000	462,706
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	130,000	142,350
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	78,937
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	47,000	47,588
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	115,281
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	337,944
		3,503,669
Oil Companies-Integrated — 1.0%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	375,000	384,683
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	350,000	344,678
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	333,000	336,343
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	1,350,000	1,353,896
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	229,000	236,983
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	400,000	387,705
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	1,600,000	1,586,669
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*	405,000	408,544
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	200,000	178,178
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021	150,000	148,858
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	150,000	169,911
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	186,000	169,725
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	525,000	548,625
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	496,796
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000	1,021,206
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	192,000	190,744
		7,963,544
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	106,920
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	46,345

Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	450,000	430,936
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 6.50% due 05/15/2019*	150,000	160,875
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	31,000	33,712
ArcelorMittal Senior Notes 7.25% due 03/01/2041	50,000	47,750
		81,462
Telecom Services — 0.1%
Altice Financing SA Company Guar. Notes 6.50% due 01/15/2022*	200,000	202,000
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	159,375
		361,375
Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	269,660
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	260,383
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	592,529
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	290,000	286,508
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	271,000	304,197
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	400,000	407,367
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	294,975
		2,415,619
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/2018*	100,000	131,689
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	312,272
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	442,265
		754,537
Total Foreign Corporate Bonds & Notes (cost $43,750,189)		44,143,025
FOREIGN GOVERNMENT AGENCIES — 0.9%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	159,000	159,539
Province of British Columbia Senior Notes 2.85% due 06/15/2015	194,000	200,975
		360,514
Sovereign — 0.8%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	200,000	190,000
Bolivarian Republic of Venezuela
Senior Notes
7.00% due 03/31/2038	50,000	31,250
Bolivarian Republic of Venezuela
Senior Bonds
7.65% due 04/21/2025	9,000	6,075
Bolivarian Republic of Venezuela Senior Bonds 9.00% due 05/07/2023	42,000	31,248
Bolivarian Republic of Venezuela Senior Notes 9.25% due 09/15/2027	2,000	1,547
Bolivarian Republic of Venezuela Senior Notes 9.25% due 05/07/2028	79,000	58,460
Bolivarian Republic of Venezuela Senior Bonds 9.38% due 01/13/2034	59,000	43,749
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026	110,000	94,050
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031	166,000	141,432
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022	18,000	16,605
Dominican Republic Senior Notes 5.88% due 04/18/2024	199,000	190,045
Dominican Republic Senior Notes 9.04% due 01/23/2018	70,825	76,491
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	150,000	158,250

Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	266,000	258,020
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037	368,000	421,360
Federative Republic of Brazil Senior Notes 7.88% due 03/07/2015	52,000	56,004
Government of Belize Senior Notes 6.77% due 02/20/2038(4)	79,000	49,573
Government of Canada Senior Notes 0.88% due 02/14/2017	181,000	181,003
Government of Romania Senior Notes 4.38% due 08/22/2023	220,000	212,300
Lebanese Republic Notes 4.00% due 12/31/2017	34,000	33,320
Republic of Belarus Senior Notes 8.95% due 01/26/2018	100,000	100,250
Republic of Bulgaria Senor Bonds 8.25% due 01/15/2015	190,000	204,269
Republic of Colombia Senior Notes 4.38% due 07/12/2021	200,000	206,000
Republic of Colombia Senior Notes 8.25% due 12/22/2014	114,000	121,410
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	147,000	143,178
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032	68,000	72,505
Republic of Hungary Senior Notes 4.13% due 02/19/2018	74,000	74,814
Republic of Hungary Senior Notes 5.38% due 02/21/2023	200,000	197,500
Republic of Hungary Senior Notes 5.75% due 11/22/2023	62,000	62,310
Republic of Hungary Senior Notes 7.63% due 03/29/2041	152,000	166,250
Republic of Indonesia Senior Notes 7.25% due 04/20/2015	11,000	11,765
Republic of Poland Senior Notes 3.00% due 03/17/2023	232,000	211,236
Republic of Poland Senior Notes 3.88% due 07/16/2015	174,000	182,056
Republic of Poland Senior Notes 5.13% due 04/21/2021	104,000	112,970
Republic of South Africa Senior Notes 4.67% due 01/17/2024	150,000	143,437
Republic of South Africa Senior Notes 5.88% due 09/16/2025	230,000	239,200
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	200,000	187,000
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	100,000	119,000
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	59,000	72,053
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	111,000	166,084
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	20,000	26,425
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	136,000	208,590
Republic of Turkey Senior Notes 6.88% due 03/17/2036	159,000	155,979
Republic of Turkey Senior Notes 7.25% due 03/05/2038	58,000	59,682
Republic of Turkey Senior Notes 7.38% due 02/05/2025	187,000	201,866
Republic of Turkey Senior Notes 8.00% due 02/14/2034	90,000	100,125
Republic of Turkey Senior Notes 11.88% due 01/15/2030	42,000	62,664
Republic of Ukraine Senior Notes 7.80% due 11/28/2022	349,000	315,496
Russian Federation Senior Notes 7.50% due 03/31/2030(4)	471,185	549,025

United Mexican States Senior Bonds 4.75% due 03/08/2044	174,000	156,817
United Mexican States Senior Notes 5.75% due 10/12/2110	228,000	210,900
		7,091,638
Total Foreign Government Agencies (cost $7,697,934)		7,452,152
MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds & Notes — 0.4%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	389,776
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	152,714
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	229,050
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	145,395
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	164,581
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	32,906
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	223,242
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	161,857
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	173,097
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	171,588
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	128,893
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	485,051
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	359,664
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	111,473
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	524,880
Total Municipal Bonds & Notes (cost $3,433,128)		3,454,167
U.S. GOVERNMENT AGENCIES — 17.5%
Federal Home Loan Bank — 1.0%
0.38% due 06/24/2016	2,365,000	2,356,975
1.25% due 12/12/2014	660,000	666,011
2.75% due 03/13/2015	5,680,000	5,849,707
		8,872,693
Federal Home Loan Mtg. Corp. — 4.1%
0.88% due 03/07/2018	8,000,000	7,771,104
1.00% due 08/27/2014	2,544,000	2,558,793
1.25% due 10/02/2019	1,272,000	1,205,013
2.00% due 08/25/2016	8,055,000	8,329,772
2.38% due 01/13/2022	1,097,000	1,048,694
2.50% due 01/01/2028	295,894	293,710
2.50% due 04/01/2028	935,752	928,646
3.00% due 08/01/2027	1,000,144	1,019,548
3.00% due 10/01/2042	496,715	471,287
3.00% due 11/01/2042	693,762	658,075
3.00% due 02/01/2043	1,466,188	1,385,084
3.00% due 04/01/2043	483,997	459,101
3.00% due 08/01/2043	1,689,714	1,602,806
3.50% due 11/01/2041	615,257	611,163
3.50% due 03/01/2042	248,516	246,862
3.50% due 08/01/2042	1,318,101	1,309,579
3.50% due 09/01/2043	194,703	193,507
3.75% due 03/27/2019	796,000	867,615
4.00% due 05/01/2040	618,579	637,152
4.00% due 10/01/2043	1,296,551	1,332,916
4.50% due 01/01/2039	40,480	42,822
5.50% due 01/01/2036	533,769	588,799
6.00% due 03/01/2040	50,536	55,787
6.25% due 07/15/2032	206,000	260,592
6.50% due 03/01/2037	72,153	80,237
6.50% due 11/01/2037	49,345	54,833
6.75% due 03/15/2031	100,000	132,309
Federal Home Loan Mtg. Corp., Structured Pass Through Certs. VRS
Series K701, Class X1
0.29% due 11/25/2017(1)(3)	2,375,764	23,917
Series K013, Class X1
0.67% due 01/25/2021(1)(3)	2,435,423	81,833
		34,251,556
Federal National Mtg. Assoc. — 7.3%
zero coupon due 10/09/2019	1,747,000	1,485,458
0.63% due 10/30/2014	1,505,000	1,510,543
1.63% due 10/26/2015	750,000	766,388
2.38% due 04/11/2016	1,245,000	1,296,869
2.50% due 04/01/2028	577,836	572,543
3.00% due 10/01/2027	1,353,029	1,383,019
3.00% due 11/01/2027	363,172	371,074
3.00% due 03/01/2042	489,013	464,753
3.00% due 12/01/2042	241,327	229,357
3.00% due 05/01/2043	635,052	603,542
3.00% due January 15 TBA	7,200,000	7,347,656
3.00% due January 30 TBA	13,300,000	12,625,649
3.50% due 09/01/2026	535,150	560,188
3.50% due 08/01/2027	174,423	182,539
3.50% due 03/01/2042	621,959	618,490
3.50% due 06/01/2042	417,790	415,452
3.50% due 07/01/2042	88,313	86,748
3.50% due 08/01/2042	527,229	517,881
3.50% due 08/01/2043	2,924,607	2,908,316
3.50% due January 15 TBA	1,300,000	1,359,465
3.50% due January 30 TBA	2,500,000	2,483,398
4.00% due 08/01/2026	748,795	793,734
4.00% due 06/01/2039	293,603	303,519
4.00% due 09/01/2040	291,510	300,272
4.00% due 10/01/2040	430,906	443,765
4.00% due 11/01/2040	562,813	579,740
4.00% due 03/01/2041	704,775	725,713
4.00% due 11/01/2041	223,257	229,967
4.00% due 10/01/2043	165,580	170,562
4.00% due 11/01/2043	692,154	713,050
4.00% due January 15 TBA	1,200,000	1,271,531
4.00% due January 30 TBA	2,100,000	2,161,687
4.50% due 10/01/2024	117,408	124,991
4.50% due 05/01/2025	730,797	777,856
4.50% due 01/01/2039	36,536	38,686
4.50% due 06/01/2039	435,797	461,572
4.50% due 03/01/2042	892,621	948,675
4.50% due January 30 TBA	1,600,000	1,695,312
5.00% due 03/15/2016	55,000	60,449
5.00% due 05/01/2040	778,494	848,512
5.00% due 06/01/2040	180,367	195,861
5.00% due 07/01/2040	1,300,834	1,415,462
5.50% due 12/01/2029	123,869	136,511
5.50% due 08/01/2034	157,359	173,225
5.50% due 06/01/2038	323,787	357,171
5.50% due January 30 TBA	1,900,000	2,089,926
6.00% due 11/01/2037	548,401	606,820
6.00% due 11/01/2038	38,741	42,874
6.00% due 06/01/2040	335,051	370,655
6.50% due 07/01/2036	52,657	58,517
6.50% due 09/01/2037	176,700	196,803
6.50% due 10/01/2037	128,720	143,630
6.50% due 10/01/2038	82,978	92,251
6.50% due 02/01/2039	65,346	72,557
6.63% due 11/15/2030	871,000	1,132,978
7.25% due 05/15/2030	2,260,000	3,102,343
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	918,090	904,755
		61,531,260
Government National Mtg. Assoc. — 5.1%
3.50% due 06/15/2042	9,780,891	9,874,795

4.00% due 03/15/2039	282,915	294,449
4.00% due 04/15/2039	30,614	31,862
4.00% due 05/15/2039	81,711	85,014
4.00% due 08/15/2039	29,765	30,969
4.00% due 10/15/2039	94,278	98,089
4.00% due 11/15/2039	244,272	254,147
4.00% due 12/15/2039	347,976	362,102
4.00% due 03/15/2040	91,240	94,928
4.00% due 09/15/2040	371,217	386,315
4.00% due 10/15/2040	66,669	69,376
4.00% due 11/15/2040	313,777	326,516
4.00% due 12/15/2040	33,499	34,856
4.00% due 01/15/2041	37,522	39,043
4.00% due 02/15/2041	33,336	34,684
4.00% due 03/15/2041	400,343	416,572
4.00% due 06/15/2041	296,151	308,460
4.00% due 07/15/2041	783,839	815,572
4.00% due 08/15/2041	1,447,767	1,506,643
4.00% due 09/15/2041	1,454,450	1,513,253
4.00% due 10/15/2041	347,138	361,191
4.00% due 11/15/2041	1,198,943	1,247,494
4.00% due 12/15/2041	395,528	411,549
4.00% due 01/15/2042	102,675	106,837
4.00% due 02/15/2042	27,987	29,118
4.00% due 03/15/2042	174,064	181,135
4.00% due 04/15/2042	18,847	19,612
4.50% due 04/15/2018	38,263	40,661
4.50% due 05/15/2018	281,644	300,665
4.50% due 08/15/2018	14,631	15,550
4.50% due 09/15/2018	127,738	136,155
4.50% due 10/15/2018	484,945	515,964
4.50% due 09/15/2033	144,654	155,899
4.50% due 03/15/2039	253,097	270,404
4.50% due 05/15/2039	170,554	182,192
4.50% due 06/15/2039	526,487	562,440
4.50% due 07/15/2039	89,776	95,912
4.50% due 09/15/2039	308,872	329,966
4.50% due 10/15/2039	329,329	352,728
4.50% due 11/15/2039	11,910	12,739
4.50% due 01/15/2040	113,550	121,430
4.50% due 02/15/2040	179,926	193,409
4.50% due 03/15/2040	132,633	141,841
4.50% due 04/15/2040	7,066	7,556
4.50% due 05/15/2040	2,203,904	2,355,485
4.50% due 06/15/2040	273,423	294,706
4.50% due 07/15/2040	75,216	81,094
4.50% due 08/15/2040	328,806	351,534
4.50% due 09/15/2040	858,222	917,559
4.50% due 12/15/2040	340,515	368,086
4.50% due 03/15/2041	237,972	255,329
4.50% due 04/15/2041	401,599	429,666
4.50% due 05/15/2041	269,225	289,414
4.50% due 06/15/2041	738,584	790,322
4.50% due 07/15/2041	289,769	309,833
4.50% due 08/15/2041	381,052	407,234
5.00% due 06/15/2033	6,087	6,665
5.00% due 08/15/2033	43,927	48,221
5.00% due 09/15/2033	72,982	79,905
5.00% due 10/15/2033	42,318	46,332
5.00% due 11/15/2033	7,859	8,725
5.00% due 06/15/2034	157,449	171,322
5.00% due 05/15/2035	5,572	6,105
5.00% due 08/15/2035	2,478,016	2,712,679
5.00% due 09/15/2035	6,642	7,261
5.00% due 11/15/2035	238,260	259,665
5.00% due 02/15/2036	116,098	125,960
5.00% due 02/20/2036	379,559	414,542
5.00% due 03/15/2036	133,012	144,337
5.00% due 05/15/2036	194,212	212,278
5.00% due 06/15/2036	170,430	187,953
5.00% due 08/15/2036	9,674	10,579
5.00% due 07/15/2038	620,946	673,996
5.00% due 08/15/2038	1,755,120	1,904,912
5.00% due 08/15/2039	198,734	216,449
5.50% due 02/15/2032	6,743	7,454
5.50% due 03/15/2032	10,501	11,542
5.50% due 12/15/2032	9,024	9,993
5.50% due 01/15/2033	5,886	6,516
5.50% due 02/15/2033	33,719	37,271
5.50% due 03/15/2033	136,246	150,042
5.50% due 04/15/2033	428,922	475,325
5.50% due 05/15/2033	1,131	1,242
5.50% due 06/15/2033	631,881	699,738
5.50% due 07/15/2033	668,665	744,634
5.50% due 08/15/2033	95,282	105,799
5.50% due 09/15/2033	15,940	18,081
5.50% due 11/15/2033	92,593	101,772
5.50% due 12/15/2033	4,921	5,435
5.50% due 01/15/2034	207,516	230,205
5.50% due 02/15/2034	83,734	94,031
6.00% due 04/15/2028	236,735	263,905
6.00% due 01/15/2029	33,802	37,563
6.00% due 03/15/2029	26,562	29,512
6.00% due 11/15/2031	13,688	15,221
6.00% due 12/15/2031	33,091	37,289
6.00% due 04/15/2032	28,414	32,016
6.00% due 09/15/2032	26,621	29,997
6.00% due 10/15/2032	121,033	136,389
6.00% due 11/15/2032	40,122	45,210
6.00% due 01/15/2033	6,342	7,146
6.00% due 02/15/2033	67,034	75,529
6.00% due 03/15/2033	26,069	29,373
6.00% due 09/15/2033	30,245	34,041
6.00% due 01/15/2034	197,714	219,925
6.00% due 03/15/2034	32,950	36,651
6.00% due 05/15/2034	13,163	14,639
6.00% due 07/15/2034	23,245	25,856
6.00% due 08/15/2034	201,081	224,646
6.00% due 09/15/2034	18,802	20,914
6.00% due 11/15/2034	186,200	207,123
6.00% due 03/15/2035	65,738	73,404
6.00% due 08/15/2035	163,054	182,259
6.00% due 01/15/2036	80,364	89,994
6.00% due 02/15/2036	57,446	64,388
6.00% due 04/15/2036	164,190	182,508
6.00% due 05/15/2036	62,244	69,644
6.00% due 06/15/2036	230,069	256,234
6.00% due 07/15/2036	52,988	59,383

6.00% due 08/15/2036	165,479	184,779
6.00% due 09/15/2036	123,658	137,660
6.00% due 10/15/2036	322,394	360,079
6.00% due 11/15/2036	138,036	153,418
6.00% due 12/15/2036	32,904	36,650
6.50% due 09/15/2028	7,676	8,564
6.50% due 09/15/2031	14,325	16,157
6.50% due 10/15/2031	9,584	10,699
6.50% due 11/15/2031	2,752	3,072
6.50% due 12/15/2031	11,239	12,546
7.50% due 09/15/2030	23,740	24,649
		42,606,352
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority
1.75% due 10/15/2018	105,000	104,348
3.50% due 12/15/2042	263,000	207,339
		311,687
Total U.S. Government Agencies (cost $148,164,893)		147,573,548
U.S. GOVERNMENT TREASURIES — 37.6%
United States Treasury Bonds — 5.6%
2.75% due 08/15/2042	2,926,000	2,318,399
2.75% due 11/15/2042	1,972,000	1,559,113
2.88% due 05/15/2043	3,382,000	2,741,006
3.13% due 11/15/2041	548,000	473,335
3.13% due 02/15/2042	1,930,000	1,664,023
3.13% due 02/15/2043	1,819,100	1,557,604
3.50% due 02/15/2039	1,328,000	1,250,603
3.63% due 08/15/2043	3,158,000	2,982,336
3.75% due 08/15/2041	427,000	416,258
3.88% due 08/15/2040	1,577,000	1,577,492
4.25% due 05/15/2039	67,000	71,449
4.25% due 11/15/2040	1,100,000	1,170,641
4.38% due 02/15/2038	1,183,000	1,287,622
4.38% due 11/15/2039	1,271,000	1,381,220
4.38% due 05/15/2040	953,000	1,035,196
4.50% due 02/15/2036	1,034,000	1,150,486
4.50% due 05/15/2038	49,000	54,329
4.63% due 02/15/2040	1,187,000	1,340,568
4.75% due 02/15/2041	1,123,000	1,292,152
5.25% due 11/15/2028	252,000	303,384
5.38% due 02/15/2031	500,000	612,735
6.13% due 11/15/2027	544,000	707,880
6.25% due 08/15/2023	1,613,000	2,071,949
6.38% due 08/15/2027	1,217,000	1,615,947
6.75% due 08/15/2026	377,000	512,838
7.88% due 02/15/2021	1,267,000	1,723,912
8.13% due 08/15/2019	39,000	51,958
8.13% due 05/15/2021	13,000	17,996
8.75% due 05/15/2017	1,725,000	2,167,975
8.75% due 05/15/2020	1,035,000	1,444,148
8.75% due 08/15/2020	1,389,000	1,949,375
9.00% due 11/15/2018	3,770,000	5,073,006
9.13% due 05/15/2018	32,000	42,450
United States Treasury Bonds TIPS 0.63% due 02/15/2043(6)	4,221,065	3,245,602
		46,864,987
United States Treasury Notes — 32.0%
0.25% due 01/31/2014	255,000	255,040
0.25% due 03/31/2014	929,000	929,363
0.25% due 05/31/2014	2,983,000	2,984,748
0.25% due 10/31/2015	143,000	142,799
0.25% due 11/30/2015	8,310,000	8,293,446
0.38% due 03/15/2015	5,270,000	5,280,909
0.38% due 04/15/2015	479,000	480,104
0.38% due 06/15/2015	10,587,000	10,609,328
0.38% due 03/15/2016	1,813,000	1,810,168
0.63% due 05/31/2017	65,000	64,152
0.63% due 08/31/2017	480,000	471,000
0.63% due 11/30/2017	3,955,000	3,856,125
0.75% due 06/30/2017	9,225,000	9,127,704
0.75% due 12/31/2017	50,000	48,891
0.88% due 11/30/2016	10,404,000	10,437,324
0.88% due 01/31/2017	10,928,000	10,938,250
0.88% due 02/28/2017	4,356,000	4,355,660
0.88% due 01/31/2018	120,000	117,713
0.88% due 07/31/2019	4,664,000	4,391,814
1.00% due 08/31/2016	13,077,000	13,199,597
1.00% due 09/30/2016	10,153,000	10,240,255
1.00% due 10/31/2016	7,870,000	7,929,639
1.00% due 03/31/2017	7,349,000	7,365,080
1.00% due 05/31/2018	123,000	120,309
1.13% due 12/31/2019	1,985,000	1,874,739
1.25% due 08/31/2015	1,641,000	1,667,089
1.25% due 09/30/2015	1,716,000	1,743,818
1.25% due 10/31/2015	3,703,000	3,764,329
1.25% due 02/29/2020	5,141,000	4,866,681
1.38% due 11/30/2015	1,100,000	1,121,270
1.38% due 06/30/2018	59,000	58,553
1.38% due 07/31/2018	1,916,000	1,898,787
1.38% due 09/30/2018	7,787,000	7,692,092
1.38% due 05/31/2020	4,553,000	4,315,033
1.50% due 08/31/2018	4,423,000	4,400,540
1.63% due 08/15/2022	3,314,000	3,010,822
1.63% due 11/15/2022	4,997,000	4,510,572
1.75% due 07/31/2015	2,604,000	2,664,725
1.75% due 05/15/2022	3,185,000	2,945,131
1.75% due 05/15/2023	5,389,000	4,857,257
1.88% due 08/31/2017	3,079,000	3,160,784
1.88% due 10/31/2017	984,000	1,008,600
2.00% due 01/31/2016	2,932,000	3,028,205
2.00% due 11/15/2021	4,434,000	4,232,045
2.00% due 02/15/2022	1,160,000	1,100,821
2.00% due 02/15/2023	2,884,000	2,675,360
2.13% due 08/15/2021	2,638,000	2,555,562
2.25% due 01/31/2015	2,407,000	2,460,594
2.38% due 08/31/2014	179,000	181,636
2.38% due 02/28/2015	5,244,000	5,375,304
2.38% due 05/31/2018	4,163,000	4,321,390
2.50% due 04/30/2015	4,599,000	4,737,867
2.50% due 08/15/2023	4,427,000	4,251,301
2.63% due 04/30/2016	4,372,000	4,586,499

2.63% due 08/15/2020	922,000	940,728
2.63% due 11/15/2020	2,646,000	2,688,997
2.75% due 12/31/2017	318,000	336,086
2.75% due 02/15/2019	1,649,000	1,727,842
3.13% due 05/15/2019	2,092,000	2,229,287
3.13% due 05/15/2021	7,000	7,297
3.38% due 11/15/2019	816,000	877,710
3.50% due 05/15/2020	699,000	754,101
3.63% due 08/15/2019	19,000	20,703
3.63% due 02/15/2020	3,814,000	4,151,303
3.63% due 02/15/2021	3,869,000	4,175,197
3.88% due 05/15/2018	21,000	23,146
4.00% due 02/15/2014	464,000	466,157
4.00% due 02/15/2015	5,228,000	5,449,782
4.00% due 08/15/2018	29,000	32,165
4.25% due 11/15/2014	3,985,000	4,125,563
4.25% due 08/15/2015	831,000	884,073
4.25% due 11/15/2017	69,000	76,827
4.50% due 05/15/2017	30,000	33,478
4.75% due 05/15/2014	4,539,000	4,615,950
United States Treasury Notes TIPS 0.13% due 04/15/2018(6)	27,431,621	27,978,114
		270,111,330
Total U.S. Government Treasuries (cost $319,049,202)		316,976,317
LOANS(10)(11)(15) — 1.8%
Advertising Sales — 0.0%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 12/18/2017	140,000	140,656
Airlines — 0.1%
American Airlines, Inc. FRS BTL-B 3.75% due 06/27/2019	590,000	595,347
Alternative Waste Technology — 0.0%
Darling International, Inc. FRS BTL 3.25% due 01/06/2021	255,000	257,550
Casino Hotels — 0.0%
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	250,000	250,182
Cellular Telecom — 0.0%
Crown Castle Operating Co. FRS BTL-B2 3.25% due 01/31/2021	195,000	195,443

Coal — 0.1%
Arch Coal, Inc. FRS BTL 5.75% due 05/16/2018	250,000	247,063
Sandy Creek Energy Assoc. LP FRS BTL 6.25% due 11/06/2020	375,000	375,937
		623,000
Commercial Services — 0.1%
Brand Energy & Infrastructure Services FRS BTL 4.75% due 11/26/2020	190,000	191,170
Brickman Group Holdings, Inc. FRS 1st Lien 4.00% due 12/16/2020	200,000	201,000
ServiceMaster Co. FRS Tranche B 4.42% due 01/31/2017	450,000	446,344
		838,514
Commercial Services-Finance — 0.0%
TransUnion LLC FRS BTL 4.25% due 02/08/2019	140,000	141,015
Containers-Metal/Glass — 0.0%
Ardagh Packaging FRS BTL-B 4.25% due 12/17/2019	125,000	125,938
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL 3.75% due 01/06/2021	786,984	787,684
Data Processing/Management — 0.0%
First Data Corp. FRS BTL 4.17% due 03/23/2018	250,000	250,610
Diversified Manufacturing Operations — 0.1%
Rexnord LLC FRS BTL-B 4.00% due 08/21/2020	349,375	350,611
Diversified Minerals — 0.1%
Fortescue Metals Group, Ltd. FRS BTL 4.25% due 06/30/2019	700,000	710,646
Electric-Generation — 0.0%
EFS Cogen Holdings I LLP BTL-B 5.00% due 12/17/2020	110,000	110,825
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. FRS BTL-B4 5.00% due 02/28/2020	250,000	253,099
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL 3.25% due 10/12/2020	250,000	251,941
Filtration/Separation Products — 0.0%
Filtration Group, Inc. FRS 1st Lien 4.50% due 11/20/2020	115,000	116,294
Finance-Other Services — 0.1%
Sam Finance Lux S.A.R.L. FRS BTL 4.25% due 12/17/2020	590,000	592,459
Food-Canned — 0.0%
Del Monte Foods Co. FRS BTL 3.50% due 01/26/2021(16)	255,000	256,381
Food-Misc./Diversified — 0.0%
Dole Food Co., Inc. FRS Tranche B 4.50% due 11/01/2018	215,000	216,209
Home Decoration Products — 0.1%
Wilsonart International Holding LLC FRS Tranche B 4.00% due 10/31/2019	525,000	522,211
Independent Power Producers — 0.1%
Calpine Corp. FRS Delayed Drau 4.00% due 10/30/2020	130,000	131,024
NRG Energy, Inc. FRS
BTL
2.75% due 07/01/2018	250,000	249,757
		380,781
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS Tranche B2 3.50% due 07/08/2020	325,000	319,617
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL 4.00% due 07/02/2019	500,000	501,071
Investment Management/Advisor Services — 0.1%
Nuveen Investments, Inc. FRS 1st Lien 4.16% due 05/13/2017	350,000	348,875
Nuveen Investments, Inc. FRS 2nd Lien 6.50% due 02/28/2019	250,000	247,891
		596,766
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	250,000	250,781

Pro Mach, Inc. FRS BTL-B 4.50% due 07/06/2017	125,131	125,835
		376,616
Medical-Drugs — 0.1%
PRA Holdings, Inc. FRS BTL 5.00% due 09/23/2020	215,000	216,052
Salix Pharmaceuticals, Ltd. FRS BTL 4.25% due 01/02/2020	245,000	247,654
		463,706
Medical-Hospitals — 0.0%
One Call Medical, Inc. FRS BTL 5.00% due 11/20/2020	265,000	265,552
Metal Processors & Fabrication — 0.0%
Ameriforge Group, Inc. FRS BTL 5.00% due 12/19/2019	99,750	100,540
Metal Processors & Fabrication — 0.1%
Crosby US Aquisition Corp. FRS 1st Lien 4.00% due 11/22/2020	545,000	547,270
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL 4.25% due 11/25/2020	120,000	121,325
Paper & Related Products — 0.0%
Exopack Holdings SA FRS BTL 5.25% due 05/08/2019	150,000	152,905
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.25% due 12/02/2019	180,500	180,190
Publishing-Newspapers — 0.0%
Tribune Co. BTL 4.00% due 12/27/2020	675,000	674,506
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL 4.50% due 11/15/2020	190,000	191,603
Retail-Bedding — 0.0%
Serta Simmons Holdings LLC FRS BTL 4.25% due 10/01/2019	208,360	209,921
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc. FRS BTL 4.50% due 09/26/2019	630,000	634,669
Satellite Telecom — 0.0%
Intelsat Jackson Holdings, Ltd. FRS Tranche B2 3.75% due 06/30/2019	532,591	537,916
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV FRS Tranche D 3.25% due 01/11/2020	190,000	190,327
Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. FRS BTL-B 5.00% due 11/27/2020	415,000	415,864
Telecommunication Equipment — 0.0%
Alcatel-Lucent USA, Inc. FRS BTL-C 5.75% due 01/30/2019	250,000	251,745
Television — 0.0%
Univision Communications, Inc. FRS 1st Lien 4.50% due 03/01/2020	249,372	251,242
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL 4.50% due 08/09/2019	130,000	131,235
Total Loans (cost $14,973,668)		15,081,982
EXCHANGE-TRADED FUNDS — 0.7%
iShares Barclays 1-3 Year Treasury Bond Fund	23,908	2,017,357
iShares Barclays 3-7 Year Treasury Bond Fund	14,734	1,768,522
iShares Barclays 7-10 Year Treasury Bond Fund	7,375	731,895
iShares Barclays 10-20 Year Treasury Bond Fund	3,782	457,320
iShares Barclays 20+ Year Treasury Bond Fund	9,113	928,250

Total Exchange-Traded Funds (cost $5,955,586)		5,903,344
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	5,584
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.1%
Zions Bancorporation FRS Series G 6.30%	12,119	282,252
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	7,781	150,562
Telecom Services — 0.0%
Qwest Corp. 6.13%	14,710	278,754
Total Preferred Securities (cost $865,214)		711,568
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(7)	317,000	288,470
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.24% due 06/01/2077	300,000	226,650
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(7)	69,000	76,935
Wells Fargo Capital X 5.95% due 12/01/2086	84,000	82,446
		159,381
Diversified Banking Institutions — 0.2%
Barclays PLC VRS 8.25% due 12/15/2018(7)	304,000	313,880
Credit Suisse Group AG VRS 7.50% due 12/11/2033*(7)	347,000	366,519
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(7)	446,000	400,285
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(7)	211,000	232,627
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	30,000	21,600
Societe Generale SA VRS 7.88% due 12/18/2023*(7)	382,000	384,674
		1,719,585
Diversified Financial Services — 0.0%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(7)	200,000	188,000
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(9)	58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000	132,238
Food-Dairy Products — 0.0%
Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*	230,000	220,800
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000	163,660
Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	189,000	194,198
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	350,000	490,815
		685,013
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	357,500
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*	450,000	447,205
		804,705
Special Purpose Entity — 0.0%
Goldman Sachs Capital I 6.35% due 02/15/2034	250,000	252,251
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000	298,910
Total Preferred Securities/Capital Securities (cost $4,948,900)		5,139,669
WARRANTS — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(5)(9)(12)	11	3,058
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(5)(9)(12)	11	3,058
Total Warrants (cost $0)		6,116
Total Long-Term Investment Securities (cost $809,056,828)		808,423,784

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.03% due 03/20/2014 (cost $5,999,612)	$6,000,000	5,999,232
REPURCHASE AGREEMENTS — 6.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount $1,880,000 collateralized by $1,790,000 of United States Treasury Notes, bearing interest at 3.25% due 12/31/2016 and having an approximate value of $1,919,775.	1,880,000	1,880,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2013 in the amount $5,667,000 collateralized by $6,455,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,781,376.	5,667,000	5,667,000
Bank of America Securities LLC Joint Repurchase Agreement(8)	11,875,000	11,875,000
Barclays Capital PLC Joint Repurchase Agreement(8)	8,775,000	8,775,000
BNP Paribas SA Joint Repurchase Agreement(8)	8,775,000	8,775,000
Deutsche Bank AG Joint Repurchase Agreement(8)	10,095,000	10,095,000
UBS Securities LLC Joint Repurchase Agreement(8)	7,460,000	7,460,000
Total Repurchase Agreements (cost $54,527,000)		54,527,000
TOTAL INVESTMENTS (cost $869,583,440)(14)	103.0%	868,950,016
Liabilities in excess of other assets	(3.0)	(25,677,726)
NET ASSETS	100.0%	$843,272,290

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $54,912,607 representing 6.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $6,827 representing 0.0% of net assets.
(10)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Office Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Diversified Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets

ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01) Warrants	03/01/2011	11	$—	$3,058	$278.00	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01) Warrants	11/11/2010	11	—	3,058	278.00	0.00
				$6,116		0.00%

(13)	“Step-Down” security where the rate decreases (“step-down”) at a predetermined rate. Rate shown reflects decreased rate.
(14)	See Note 4 for cost of investments on a tax basis.
(15)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(16)	As of December 31, 2013, the loan has not settled and as a result, the interest rate is estimated based on information available.

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS —Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the orginal maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2013	Unrealized Appreciation (Depreciation)
9	Short	10 YR Japanese Government Bonds	March 2014	$12,289,614	$12,248,409	$41,205
52	Short	Long Gilt	March 2014	9,321,971	9,175,817	146,154
85	Long	U.S. Treasury 2 YR Notes	March 2014	18,684,062	18,684,062	—
84	Long	U.S. Treasury 5 YR Notes	March 2014	10,054,648	10,022,250	(32,398)
248	Short	U.S. Treasury 10 YR Notes	March 2014	31,147,500	30,515,625	631,875
148	Long	U.S. Long Bonds	March 2014	19,316,935	18,990,250	(326,685)
19	Short	U.S. Ultra Bonds	March 2014	2,631,500	2,588,750	42,750
						$502,901

Over the Counter Credit Default Swaps on Credit Indicies – Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at December 31, 2013(2)	Notional Amount(3)	Value at December 31, 2013(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Index	(5.000)%	12/20/2018	Goldman Sachs Corp.	0.3063%	$925,000	$(78,856)	$(78,336)	$(520)

Markit CDX North America Investment Grade Index	(1.000)	12/20/2018	Goldman Sachs Corp.	0.0625	3,400,000	(60,817)	(51,102)	(9,715)

						$(139,673)	$(129,438)	$(10,235)

(1)                                 If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)                                 The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)                                 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$42,894,709	$290,826	$43,185,535
U.S. Corporate Bonds & Notes:
Airlines	—	427,127	92,534	519,661
Gambling	—	—	679	679
Recycling	—	—	3	3
Other Industries*	—	218,270,434	—	218,270,434
Foreign Corporate Bonds & Notes	—	44,143,025	—	44,143,025
Foreign Government Agencies	—	7,452,152	—	7,452,152
Municipal Bond & Notes	—	3,454,167	—	3,454,167
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	61,531,260	—	61,531,260
Government National Mtg. Assoc.	—	42,606,352	—	42,606,352
Other Government Agencies*	—	43,435,936	—	43,435,936
U.S. Government Treasuries:
Unites States Treasury Bonds	—	46,864,987	—	46,864,987
Unites States Treasury Notes	—	270,111,330	—	270,111,330
Loans	—	15,081,982	—	15,081,982
Exchange-Traded Funds	5,903,344	—	—	5,903,344
Common Stocks	5,584	—	—	5,584
Preferred Securities	711,568	—	—	711,568
Preferred Securities/Capital Securities	—	5,139,669	—	5,139,669
Warrants	—	—	6,116	6,116
Short-Term Investment Securities:
U.S. Government Treasuries	—	5,999,232	—	5,999,232
Repurchase Agreements	—	54,527,000	—	54,527,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	861,984	—	—	861,984
Total	$7,482,480	$861,939,362	$390,158	$869,812,000

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	359,083	—	—	359,083
Over the Counter Credit Default Swaps on Credit Indicies -Buy Protection - Depreciation	—	10,235	—	10,235
	$359,083	$10,235	$—	$369,318

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Seasons Series Trust Real Return Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description		Principal Amount(7)	Value (Note 1)
FOREIGN GOVERNMENT AGENCIES(1) — 8.1%
Sovereign — 8.1%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	7,979,384	$10,706,865
Bundesrepublik Deutschland Notes 0.75% due 04/15/2018	EUR	1,908,342	2,728,718
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	8,633,673	13,130,148
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,288,466	17,104,998
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,052,800	2,309,004
Swedish Government Bonds 0.25% due 06/01/2022	SEK	32,272,463	4,778,534
Total Foreign Government Agencies (cost $53,420,294)			50,758,267

FOREIGN GOVERNMENT TREASURIES(1) — 24.6%
Sovereign — 24.6%
Australian Government Senior Bonds 4.00% due 08/20/2015	AUD	18,895,905	17,729,454
French Government Bonds 1.00% due 07/25/2017	EUR	6,092,982	8,841,116
French Government Bonds 1.10% due 07/25/2022	EUR	18,071,738	26,001,914
French Government Bonds 1.60% due 07/25/15	EUR	18,429,378	26,302,308
French Government Bonds 2.25% due 07/25/2020	EUR	14,394,573	22,450,212
United Kingdom Gilt Bonds 1.25% due 11/22/2017	GBP	6,143,918	11,227,438
United Kingdom Gilt Bonds 1.88% due 11/22/2022	GBP	6,797,918	13,397,757
United Kingdom Gilt Bonds 2.50% due 07/26/2016	GBP	6,968,071	12,746,989
United Kingdom Gilt Bonds 2.50% due 04/16/2020	GBP	7,865,894	15,472,567
Total Foreign Government Treasuries (cost $149,991,875)			154,169,755

U.S. GOVERNMENT TREASURIES(1) — 48.9%
United States Treasury Notes — 48.9%
0.13% due 04/15/2016 TIPS		$22,908,948	23,522,838
0.13% due 04/15/2017 TIPS		40,233,411	41,352,383
0.13% due 04/15/2018 TIPS		12,857,467	13,113,614
0.13% due 01/15/2022 TIPS		21,799,944	20,951,795
0.13% due 07/15/2022 TIPS		18,561,369	17,779,768
0.13% due 01/15/2023 TIPS		35,289,664	33,329,429
0.38% due 07/15/2023 TIPS		18,040,429	17,399,146
0.50% due 04/15/2015 TIPS		5,793,014	5,920,188
0.63% due 07/15/2021 TIPS		17,798,453	18,066,817
1.13% due 01/15/2021 TIPS		20,713,768	21,770,502
1.25% due 07/15/2020 TIPS		14,083,387	15,067,027
1.38% due 01/15/2020 TIPS		8,532,711	9,162,664
1.63% due 01/15/2018 TIPS		10,730,816	11,662,219
1.88% due 07/15/2019 TIPS		6,836,813	7,596,875
2.00% due 01/15/2016 TIPS		8,178,691	8,716,055
2.38% due 01/15/2017 TIPS		27,449,103	30,206,887
2.63% due 07/15/2017 TIPS		9,015,520	10,141,053
Total U.S. Government Treasuries (cost $313,746,608)			305,759,260

COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)		765	75,054
Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(2)(3)		25	27,637
Printing-Commercial — 0.0%
Quad/Graphics, Inc.		49	1,335
Total Common Stocks (cost $98,621)			104,026
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		117	32,526
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		116	32,248
Total Warrants (cost $0)			64,774
Total Long-Term Investment Securities (cost $517,257,398)			510,856,082
REPURCHASE AGREEMENTS — 14.8%
Bank of America Securities LLC Joint Repurchase Agreement(5)		$23,315,000	23,315,000
Barclays Capital PLC Joint Repurchase Agreement(5)		17,235,000	17,235,000
BNP Paribas SA Joint Repurchase Agreement(5)		17,235,000	17,235,000
Deutsche Bank AG Joint Repurchase Agreement(5)		19,825,000	19,825,000
UBS Securities LLC Joint Repurchase Agreement(5)		14,650,000	14,650,000
Total Repurchase Agreements (cost $92,260,000)			92,260,000
TOTAL INVESTMENTS (cost $609,517,398)(6)		96.4%	603,116,082
Other assets less liabilities		3.6	22,561,760
NET ASSETS		100.0%	$625,677,842

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $167,465 representing 0.0% of net assets.

(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2013, the Real Return Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	03/01/2011	117	$—	$32,526	$278	0.01%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $0.01)
Warrants	11/11/2010	116	—	32,248	278	0.01
				$64,774		0.02%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Denominated in United States dollars unless otherwise indicated.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— British Pound
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Security

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	SEK	31,957,000	USD	4,876,772	03/19/2014	$—	$(85,369)

Citibank N.A.	USD	3,868,278	GBP	2,388,000	01/17/2014	85,763	—

Credit Suisse International	USD	304,751	CAD	325,000	01/17/2014	1,094	—

Goldman Sachs International	CAD	345,000	USD	324,078	01/17/2014	—	(589)
	SEK	80,000	USD	12,013	01/17/2014	—	(423)
						—	(1,012)
JPMorgan Chase Bank N.A.	USD	387,267	AUD	425,000	01/17/2014	—	(8,132)
	USD	605,903	EUR	445,000	01/17/2014	6,280	—
	USD	925,200	GBP	565,000	01/17/2014	10,325	—
						16,605	(8,132)
Morgan Stanley & Co. International PLC	EUR	81,603,000	USD	112,437,510	03/19/2014	178,762	—

National Australia Bank Limited	AUD	20,076,000	USD	18,187,451	03/19/2014	349,823	—
	USD	296,809	CAD	315,000	01/17/2014	—	(374)
						349,823	(374)
State Street Bank & Trust Co.	CAD	18,793,000	USD	17,683,319	03/19/2014	24,487	—
	EUR	225,000	USD	309,431	01/17/2014	—	(99)
	GBP	35,367,000	USD	57,903,206	03/19/2014	—	(631,605)
						24,487	(631,704)
UBS AG	USD	1,116,163	EUR	810,000	01/17/2014	—	(1,854)
	USD	563,091	GBP	340,000	01/17/2014	—	(120)
						—	(1,974)
Westpac Banking Corp.	NZD	2,971,000	USD	2,430,536	03/19/2014	—	(57)
Net Unrealized Appreciation (Depreciation)						$656,534	$(728,622)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — British Pound

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies Sovereign	$—	$50,758,267	$—	$50,758,267
Foreign Government Treasuries Sovereign	—	154,169,755	—	154,169,755
U.S. Government Treasuries
United States Treasury Notes	—	305,759,260	—	305,759,260
Common Stock
Printing - Commercial	1,335	—	—	1,335
Other Industries*	—	—	102,691	102,691
Warrants	—	—	64,774	64,774
Repurchase Agreements	—	92,260,000	—	92,260,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	656,534	—	656,534
Total	$1,335	$603,603,816	$167,465	$603,772,616
LIABILITIES:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$728,622	$—	$728,622

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.8%
Asset-Backed Commercial Paper — 27.9%
Albion Capital Corp. 0.21% due 02/18/2014	$350,000	$349,902
Chariot Funding LLC 0.23% due 06/17/2014*	250,000	249,790
Chariot Funding LLC 0.24% due 02/26/2014*	260,000	259,903
Chariot Funding LLC 0.24% due 03/18/2014*	250,000	249,948
Chariot Funding LLC 0.24% due 04/03/2014*	400,000	399,884
Fairway Finance Corp. 0.20% due 02/19/2014	300,000	299,918
FCAR Owner Trust I 0.20% due 03/03/2014	232,000	231,940
FCAR Owner Trust I 0.26% due 02/07/2014	110,000	109,971
FCAR Owner Trust II 0.21% due 04/01/2014	470,000	469,809
Gotham Funding Corp. 0.15% due 01/21/2014	280,000	279,976
Govco LLC 0.20% due 02/27/2014	700,000	699,778
Govco LLC 0.20% due 03/26/2014	300,000	299,860
Jupiter Securitization Co. LLC 0.23% due 06/16/2014*	300,000	299,676
Jupiter Securitization Co. LLC 0.24% due 01/03/2014*	250,000	249,997
Jupiter Securitization Co. LLC 0.24% due 02/10/2014*	250,000	249,933
Kells Funding LLC 0.24% due 01/13/2014*	500,000	499,960
Kells Funding LLC 0.24% due 05/02/2014*	500,000	499,680
Kells Funding LLC 0.24% due 08/12/2014*	300,000	299,571
Kells Funding LLC 0.27% due 01/02/2014*	500,000	499,996
Liberty Street Funding LLC 0.13% due 01/28/2014*	310,000	309,970
LMA Americas LLC 0.14% due 01/03/2014	254,000	253,998
Manhattan Asset Funding Co. LLC 0.20% due 02/24/2014	255,000	254,923
MetLife Short Term Funding LLC 0.22% due 04/21/2014	400,000	399,772
Old Line Funding LLC 0.23% due 04/25/2014*	340,000	339,878
Old Line Funding LLC 0.23% due 05/02/2014*	755,000	754,690
Old Line Funding LLC 0.24% due 01/07/2014*	250,000	249,990
Old Line Funding LLC 0.24% due 03/07/2014*	250,000	249,975
Regency Markets No. 1 LLC 0.13% due 01/03/2014*	632,000	631,995
Thunder Bay Funding LLC FRS 0.22% due 04/29/2014*	250,000	250,007
Thunder Bay Funding LLC 0.24% due 03/03/2014*	300,000	299,898
Total Asset-Backed Commercial Paper (cost $10,493,610)		10,494,588
Certificates of Deposit — 41.8%
Bank of Montreal Chicago 0.18% due 01/03/2014	250,000	250,000
Bank of Montreal Chicago 0.21% due 02/18/2014	800,000	800,043
Bank of Nova Scotia Houston FRS 0.17% due 03/27/2014	300,000	300,009
Bank of Nova Scotia Houston FRS 0.18% due 03/05/2014	400,000	400,064
Bank of Nova Scotia Houston FRS 0.19% due 02/21/2014	300,000	300,000
Bank Of Nova Scotia Houston 0.25% due 06/26/2014	700,000	700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 01/13/2014	200,000	200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. NY 0.21% due 04/30/2014	400,000	399,986
Bank of Tokyo-Mitsubishi UFJ Ltd. NY 0.24% due 03/18/2014	360,000	360,023
BNP Paribas NY 0.22% due 02/03/2014	100,000	100,000
Chase Bank USA NA 0.25% due 04/25/2014	250,000	250,065
Credit Industriel et Commercial NY 0.21% due 03/04/2014	100,000	99,998
Credit Industriel et Commercial NY FRS 0.21% due 03/11/2014	400,000	400,028
Credit Industriel et Commercial NY 0.23% due 01/22/2014	160,000	160,000
Credit Industriel et Commercial NY 0.24% due 02/04/2014	400,000	400,000
Credit Suisse NY 0.23% due 03/06/2014	400,000	400,028
Credit Suisse NY 0.23% due 03/20/2014	300,000	300,026
Credit Suisse NY 0.25% due 04/29/2014	300,000	300,030
Credit Suisse NY 0.25% due 05/07/2014	600,000	599,999
Deutsche Bank AG NY 0.22% due 02/27/2014	250,000	250,000
DNB Bank ASA NY 0.24% due 03/04/2014	100,000	100,016
JPMorgan Chase Bank NA 0.25% due 04/21/2014	320,000	320,080
JPMorgan Chase Bank NA 0.32% due 06/06/2014	150,000	150,045
Mizuho Bank, Ltd. NY 0.21% due 01/02/2014	100,000	100,000
Mizuho Bank, Ltd. NY 0.21% due 02/18/2014	300,000	300,000
Mizuho Bank, Ltd. NY 0.22% due 03/24/2014	200,000	200,000

Natixis NY 0.22% due 02/03/2014	600,000	600,000
Nordea Bank Finland PLC NY 0.24% due 02/18/2014	120,000	120,000
Nordea Bank Finland PLC NY FRS 0.24% due 02/27/2014	150,000	150,011
Nordea Bank Finland PLC NY 0.25% due 01/02/2014	100,000	100,000
Nordea Bank Finland PLC NY 0.25% due 01/06/2014	265,000	265,000
Nordea Bank Finland PLC NY 0.25% due 01/07/2014	200,000	200,000
Nordea Bank Finland PLC NY 0.25% due 01/16/2014	150,000	150,000
Nordea Bank Finland PLC NY 0.25% due 01/30/2014	565,000	565,000
Nordea Bank Finland PLC NY 0.25% due 02/05/2014	128,000	128,000
Skandinaviska Enskilda Banken NY 0.23% due 04/11/2014	250,000	250,015
Skandinaviska Enskilda Banken NY FRS 0.27% due 01/27/2014	140,000	140,005
Skandinaviska Enskilda Banken NY 0.57% due 01/07/2014	120,000	120,006
Sumitomo Mitsui Banking Corp. NY 0.22% due 02/21/2014	200,000	200,003
Sumitomo Mitsui Banking Corp. NY 0.22% due 03/11/2014	500,000	499,990
Sumitomo Mitsui Banking Corp. NY 0.22% due 04/07/2014	100,000	99,995
Sumitomo Mitsui Banking Corp. NY 0.22% due 04/21/2014	300,000	299,981
Svenska Handelsbanken NY 0.25% due 02/18/2014	800,000	800,005
Svenska Handelsbanken NY 0.26% due 01/17/2014	100,000	100,000
Toronto-Dominion Bank NY 0.24% due 01/21/2014	600,000	600,000
Toronto-Dominion Bank NY 0.25% due 01/13/2014	400,000	400,000
Wells Fargo Bank NA FRS 0.18% due 02/07/2014	300,000	300,000
Wells Fargo Bank NA FRS 0.18% due 03/03/2014	400,000	400,064
Wells Fargo Bank NA FRS 0.19% due 05/02/2014	400,000	400,000
Wells Fargo Bank NA 0.20% due 05/27/2014	450,000	449,982
Wells Fargo Bank NA 0.22% due 02/07/2014	200,000	200,000
Total Certificates of Deposit (cost $15,678,129)		15,678,497
Commercial Paper — 3.6%
Coca-Cola Co. 0.13% due 01/23/2014*	400,000	399,968
Coca-Cola Co. 0.20% due 07/22/2014*	300,000	299,729
Coca-Cola Co. 0.22% due 02/03/2014*	250,000	249,949
General Electric Capital Corp. 0.20% due 05/06/2014	400,000	399,824
Total Commercial Paper (cost $1,349,303)		1,349,470
Corporate Notes — 1.6%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(6)	394,530	6,155
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(6)	592,098	9,237
General Electric Capital Corp. FRS Senior Notes 0.50% due 09/15/2014	141,000	141,236
General Electric Capital Corp. Senior Notes 2.10% due 01/07/2014	65,000	65,017
General Electric Capital Corp. Senior Notes 5.90% due 05/13/2014	380,000	387,687
Total Corporate Notes (cost $619,409)		609,332
Financial Company Commercial Paper — 0.6%
Prudential Funding LLC 0.04% due 01/02/2014 (cost $225,000)	225,000	225,000
Municipal Bonds — 4.2%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.03% due 10/01/2039(5)	100,000	100,000
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.10% due 07/01/2037(5)	475,000	475,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.05% due 11/01/2035(5)	185,000	185,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.14% due 12/01/2043(5)	115,000	115,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.05% due 05/01/2040(5)	225,000	225,000

State of Texas VRDN Series B General Obligation Bonds 0.08% due 06/01/2045(5)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.13% due 12/01/2024(5)	100,000	100,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.05% due 08/15/2036(5)	280,000	280,000
Total Municipal Bonds (cost $1,580,000)		1,580,000
U.S. Government Agencies — 19.9%
Federal Farm Credit Disc. Notes 0.01% due 01/02/2014	6,953,000	6,953,000
Federal Home Loan Bank Disc. Notes 0.00% due 01/02/2014	500,000	500,000
Total U.S. Government Agencies (cost $7,452,998)		7,453,000
U.S. Government Treasuries — 1.2%
United States Treasury Notes 1.00% due 01/15/2014 (cost $463,174)	463,000	463,174
		37,853,061
TOTAL INVESTMENTS (cost $37,861,623)(7)	100.8%	37,853,061
Liabilities in excess of other assets	(0.8)	(298,310)
NET ASSETS	100.0%	$37,554,751

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2013, the aggregate value of these securities was $7,809,779 representing 20.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2013, the aggregate value of these securities was $15,392 representing 0.0% of net assets.
(2)	Security in default
(3)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(4)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of December 31, 2013, represents the Notes’ residual value that may be distributed to the Portfolio.

(5)	The security’s effective maturity date is less than one year.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	See Note 4 for cost of investments on a tax basis.
FRS	— Floating Rate Security
LOC	— Letter of Credit
VRDN	— Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*
Banks- Foreign U.S. Branches	35.3%
U.S. Government Agency	19.8
Asset Backed Commercial Paper/Auto	13.3
Asset Backed Commercial Paper/Fully Supported	13.2
Banks-Domestic	6.6
Municipal	3.9
Diversified	2.6
Food & Beverage	2.5
Asset Backed Commercial Paper/Diversified	1.5
Sovereign	1.2
Insurance	0.6
Student Loan	0.3
100.8%

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$10,494,588	$—	$10,494,588
Certificates of Deposit	—	15,678,497	—	15,678,497
Commercial Paper	—	1,349,470	—	1,349,470
Corporate Notes	—	593,940	15,392	609,332
Financial Company Commercial Paper	—	225,000	—	225,000
Municipal Bonds	—	1,580,000	—	1,580,000
U.S. Government Agencies	—	7,453,000	—	7,453,000
U.S. Government Treasuries	—	463,174	—	463,174
Total	$—	$37,837,669	$15,392	$37,853,061

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST FOCUS GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.5%
Agricultural Chemicals — 3.5%
Monsanto Co.	49,945	$5,821,090
Banks-Super Regional — 2.4%
US Bancorp	99,593	4,023,557
Casino Hotels — 2.9%
MGM Resorts International†	201,906	4,748,829
Diversified Banking Institutions — 2.8%
Citigroup, Inc.	89,952	4,687,399
Diversified Manufacturing Operations — 2.7%
Pentair, Ltd.	58,464	4,540,899
E-Commerce/Products — 3.5%
eBay, Inc.†	104,748	5,749,618
E-Commerce/Services — 3.0%
priceline.com, Inc.†	4,289	4,985,534
Electronic Components-Semiconductors — 2.2%
ARM Holdings PLC ADR	67,315	3,684,823
Finance-Credit Card — 4.0%
Visa, Inc., Class A	30,062	6,694,206
Hotel/Motels — 2.6%
Starwood Hotels & Resorts Worldwide, Inc.	55,330	4,395,969
Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	64,934	3,549,292
Medical Information Systems — 2.1%
athenahealth, Inc.†	26,238	3,529,011
Medical-Biomedical/Gene — 12.5%
Biogen Idec, Inc.†	19,680	5,505,480
Celgene Corp.†	40,937	6,916,715
Gilead Sciences, Inc.†	112,253	8,435,813
		20,858,008
Medical-Drugs — 8.5%
Roche Holding AG	14,719	4,111,849
Valeant Pharmaceuticals International, Inc.†	44,994	5,282,295
Zoetis, Inc.	145,355	4,751,655
		14,145,799
Metal Processors & Fabrication — 3.2%
Precision Castparts Corp.	19,993	5,384,115
Multimedia — 3.1%
Twenty-First Century Fox, Inc., Class A	145,737	5,127,028
Oil-Field Services — 2.8%
Schlumberger, Ltd.	52,317	4,714,285
Pharmacy Services — 4.2%
Express Scripts Holding Co.†	98,696	6,932,407
Real Estate Investment Trusts — 1.6%
Crown Castle International Corp.†	37,325	2,740,775
Retail-Apparel/Shoe — 3.2%
L Brands, Inc.	86,904	5,375,012
Retail-Auto Parts — 2.5%
AutoZone, Inc.†	8,739	4,176,718
Retail-Major Department Stores — 4.1%
TJX Cos., Inc.	107,202	6,831,983
Transport-Rail — 8.1%
Canadian Pacific Railway, Ltd.	88,714	13,424,202
Web Portals/ISP — 8.9%
Google, Inc., Class A†	13,235	14,832,597
Total Long-Term Investment Securities (cost $118,526,798)		160,953,156
REPURCHASE AGREEMENTS — 4.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $2,418,000 and collateralized by $2,755,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,467,496.	$2,418,000	2,418,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $4,376,000 and collateralized by $4,930,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.11% due 11/07/2022 and having an approximate value of $4,463,750.	4,376,000	4,376,000
Total Repurchase Agreements (cost $6,794,000)		6,794,000
TOTAL INVESTMENTS (cost $125,320,798)(1)	100.5%	167,747,156
Liabilities in excess of other assets	(0.5)	(908,648)
NET ASSETS	100.0%	$166,838,508

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$20,858,008	$—	$—	$20,858,008
Medical-Drugs	14,145,799	—	—	14,145,799
Transport-Rail	13,424,202	—	—	13,424,202
Web Portals/ISP	14,832,597	—	—	14,832,597
Other Industries*	97,692,550	—	—	97,692,550
Repurchase Agreements	—	6,794,000	—	6,794,000
Total	$160,953,156	$6,794,000	$—	$167,747,156

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust Focus Value Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 93.1%
Aerospace/Defense — 2.5%
Northrop Grumman Corp.	46,147	$5,288,908
Aerospace/Defense-Equipment — 3.2%
United Technologies Corp.	60,000	6,828,000
Applications Software — 2.6%
Microsoft Corp.	148,264	5,549,522
Banks-Fiduciary — 2.0%
Bank of New York Mellon Corp.	123,538	4,316,418
Banks-Super Regional — 9.7%
Capital One Financial Corp.	164,530	12,604,643
Wells Fargo & Co.	176,800	8,026,720
		20,631,363
Beverages-Non-alcoholic — 1.6%
Dr Pepper Snapple Group, Inc.	68,800	3,351,936
Cable/Satellite TV — 2.4%
DISH Network Corp., Class A†	89,800	5,201,216
Computers-Memory Devices — 2.6%
EMC Corp.	222,203	5,588,405
Cruise Lines — 4.9%
Carnival Corp.	257,390	10,339,356
Diversified Banking Institutions — 5.4%
Goldman Sachs Group, Inc.	29,378	5,207,544
JPMorgan Chase & Co.	108,671	6,355,080
		11,562,624
Diversified Manufacturing Operations — 3.9%
Siemens AG ADR	60,449	8,372,791
Insurance-Multi-line — 8.5%
Loews Corp.	198,100	9,556,344
MetLife, Inc.	156,987	8,464,739
		18,021,083
Insurance-Reinsurance — 4.6%
PartnerRe, Ltd.	93,573	9,865,401
Investment Management/Advisor Services — 2.0%
Invesco, Ltd.	116,519	4,241,292
Medical Instruments — 2.5%
Medtronic, Inc.	91,949	5,276,953
Medical-Drugs — 5.2%
Abbott Laboratories	125,959	4,828,009
Pfizer, Inc.	205,700	6,300,591
		11,128,600
Medical-HMO — 4.5%
UnitedHealth Group, Inc.	127,608	9,608,882
Networking Products — 3.3%
Cisco Systems, Inc.	310,958	6,981,007
Oil Companies-Exploration & Production — 2.5%
Devon Energy Corp.	84,700	5,240,389
Oil Companies-Integrated — 2.1%
BP PLC ADR	90,498	4,399,108
Oil-Field Services — 3.8%
Baker Hughes, Inc.	146,974	8,121,783
Retail-Auto Parts — 3.1%
AutoZone, Inc.†	14,000	6,691,160
Retail-Regional Department Stores — 3.4%
Kohl’s Corp.	127,500	7,235,625
Security Services — 4.6%
ADT Corp.	241,512	9,773,991
Tobacco — 2.2%
Philip Morris International, Inc.	54,126	4,715,998
Total Long-Term Investment Securities (cost $168,198,840)		198,331,811
REPURCHASE AGREEMENTS — 6.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2013, to be repurchased 01/02/2014 in the amount of $14,793,000 and collateralized by $16,850,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $15,091,585.	$14,793,000	$14,793,000
Total Repurchase Agreements (cost $14,793,000)		14,793,000
TOTAL INVESTMENTS (cost $182,991,840)(1)	100.0%	213,124,811
Liabilities in excess of other assets	0.0	(103,674)
NET ASSETS	100.0%	$213,021,137

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$20,631,363	$—	$—	$20,631,363
Diversified Banking Institutions	11,562,624	—	—	11,562,624
Insurance-Multi-line	18,021,083	—	—	18,021,083
Medical-Drugs	11,128,600	—	—	11,128,600
Other Industries*	136,988,141	—	—	136,988,141
Repurchase Agreements	—	14,793,000	—	14,793,000
Total	$198,331,811	$14,793,000	$—	$213,124,811

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust Allocation Growth Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.4%
Domestic Equity Investment Companies — 63.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	246,268	$2,845,923
Seasons Series Trust Focus Value Portfolio, Class 3	137,265	2,209,680
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,335,273	17,787,172
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,550,140	24,500,753
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	258,511	4,152,742
Seasons Series Trust Mid Cap Value Portfolio, Class 3	719,855	13,935,874
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	184,538	3,660,303
Seasons Series Trust Small Cap Portfolio, Class 3†	736,607	9,837,717
Total Domestic Equity Investment Companies (cost $52,693,109)		78,930,164
Domestic Fixed Income Investment Companies — 10.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $13,385,208)	1,123,816	12,702,254
International Equity Investment Companies — 26.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $28,360,550)	3,620,262	32,834,515
TOTAL INVESTMENTS (cost $94,438,867)(1)	100.4%	124,466,933
Liabilities in excess of other assets	(0.4)	(488,089)
NET ASSETS	100.0%	$123,978,844

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$78,930,164	$—	$—	$78,930,164
Domestic Fixed Income Investment Companies	12,702,254	—	—	12,702,254
International Equity Investment Companies	32,834,515	—	—	32,834,515

Total	$124,466,933	$—	$—	$124,466,933

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust Allocation Moderate Growth Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 51.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,043,536	$12,059,321
Seasons Series Trust Focus Value Portfolio, Class 3	643,361	10,356,799
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,543,601	73,846,273
Seasons Series Trust Large Cap Value Portfolio, Class 3	7,110,463	112,384,473
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	966,783	15,530,509
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,953,761	57,182,680
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,807,694	27,222,107
Seasons Series Trust Small Cap Portfolio, Class 3†	2,832,408	37,828,102
Total Domestic Equity Investment Companies (cost $225,554,647)		346,410,264
Domestic Fixed Income Investment Companies — 28.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,370,328	173,727,578
Seasons Series Trust Real Return Portfolio, Class 3	2,004,905	19,305,227
Total Domestic Fixed Income Investment Companies (cost $198,967,011)		193,032,805
International Equity Investment Companies — 20.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $106,886,332)	15,108,583	137,029,556
TOTAL INVESTMENTS (cost $531,407,990)(1)	99.9%	676,472,625
Other assets less liabilities	0.1	498,069
NET ASSETS	100.0%	$676,970,694

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$346,410,264	$—	$—	$346,410,264
Domestic Fixed Income Investment Companies	193,032,805	—	—	193,032,805
International Equity Investment Companies	137,029,556	—	—	137,029,556
Total	$676,472,625	$—	$—	$676,472,625

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust Allocation Moderate Portfolio

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 43.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	540,319	$6,244,035
Seasons Series Trust Focus Value Portfolio, Class 3	385,306	6,202,636
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,253,105	43,334,589
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,160,253	65,754,907
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	345,602	5,551,781
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,430,907	27,701,320
Seasons Series Trust Small Cap Portfolio, Class 3†	1,421,794	18,988,719
Total Domestic Equity Investment Companies (cost $111,099,264)		173,777,987
Domestic Fixed Income Investment Companies — 40.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,522,002	118,927,972
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,549,958	19,406,013
Seasons Series Trust Real Return Portfolio, Class 3	2,687,226	25,875,296
Total Domestic Fixed Income Investment Companies (cost $168,320,429)		164,209,281
International Equity Investment Companies — 15.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $48,019,879)	7,014,179	63,616,153
TOTAL INVESTMENTS (cost $327,439,572)(1)	100.0%	401,603,421
Other assets less liabilities	0.0	13,681
NET ASSETS	100.0%	$401,617,102

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$173,777,987	$—	$—	$173,777,987
Domestic Fixed Income Investment Companies	164,209,281	—	—	164,209,281
International Equity Investment Companies	63,616,153	—	—	63,616,153
Total	$401,603,421	$—	$—	$401,603,421

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 38.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	358,112	$4,138,413
Seasons Series Trust Focus Value Portfolio, Class 3	305,553	4,918,775
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,629,170	35,023,162
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,313,924	52,378,249
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	205,753	3,305,238
Seasons Series Trust Mid Cap Value Portfolio, Class 3	817,647	15,829,065
Seasons Series Trust Small Cap Portfolio, Class 3†	610,209	8,149,623
Total Domestic Equity Investment Companies (cost $81,536,128)		123,742,525
Domestic Fixed Income Investment Companies — 49.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,592,836	108,425,802
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,230,915	14,562,191
Seasons Series Trust Real Return Portfolio, Class 3	3,637,520	35,025,670
Total Domestic Fixed Income Investment Companies (cost $160,999,254)		158,013,663
International Equity Investment Companies — 11.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $28,512,462)	4,094,175	37,132,730
TOTAL INVESTMENTS (cost $271,047,844) (1)	100.0%	318,888,918

Other assets less liabilities	0.0	132,933
NET ASSETS	100.0%	$319,021,851

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$123,742,525	$—	$—	$123,742,525
Domestic Fixed Income Investment Companies	158,013,663	—	—	158,013,663
International Equity Investment Companies	37,132,730	—	—	37,132,730

Total	$318,888,918	$—	$—	$318,888,918

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2013 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security,  developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended December 31, 2013, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of December 31, 2013, the following Portfolios had open forward contracts: Asset Allocation: Diversified Growth Portfolio, International Equity Portfolio and Real Return Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended December 31, 2013, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of December 31, 2013, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended December 31, 2013, the Asset Allocation: Diversified Growth Portfolio used option contracts to seek protection against a decline in the value of the Portfolio’s securities or an increase in prices of securities that may be purchased and to generate income. As of December 31, 2013, Asset Allocation: Diversified Growth Portfolio had open option contracts, which are reported on a schedule following the Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended December 31, 2013 are summarized as follows:

Written Options
Asset Allocation: Diversified Growth Portfolio
	Number of	Premiums
	Contracts	Received
Options outstanding as of March 31, 2013	—	$—
Options written	7,355	5,884
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired (written)	—	—
Options outstanding as of Decemeber 31, 2013	7,355	$5,884

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps.  Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty.  Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any.  Generally, the basis of the contracts is the premium received or paid.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis.  Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended December 31, 2013, the Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging) and enhance returns. As of December 31, 2013, the Diversified Fixed Income Portfolio had open credit default swaps, which are reported on a schedule following the Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals.

Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a writedown, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of December 31, 2013 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolios of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended December 31, 2013, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of December 31, 2013, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty’s longterm and short-term credit ratings below a specified level, or upon a decline in the ratings of counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables present the value of derivatives held as of December 31, 2013, by their primary underlying risk exposure.  For a detailed presentation of derivatives held as of December 31, 2013, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$1,440	$—
Interest rate contracts
Futures contracts (variation margin)(2)(3)	7,137	629
Foreign Exchange Contracts(4)	—	—

	$8,577	$629

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures and interest rate futures contracts was $349,752 and $2,272,736, respectively.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $20,143 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $413,614.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$2,400	$—
Interest rate contracts
Futures contracts (variation margin)(2)(3)	6,502	2,708
Foreign Exchange Contracts(4)	—	—

	$8,902	$2,708

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures and interest rate futures contracts was $536,591 and $8,179,227, respectively.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $54,238 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $1,372,745.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$8,975	$2,153
Foreign Exchange Contracts(4)	—	—
	$8,975	$2,153

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $11,343,930.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $48,230 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $1,650,284.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$11,844	$1,452
Foreign Exchange Contracts(4)	—	—
	$11,844	$1,452

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $11,876,748.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $62,581 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $1,606,662.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts:
Unrealized appreciation on swap contracts(2)	$174,386	$161,318
Futures contracts (variation margin)(2)(5)	50,231	38,092
Put options purchased(6)	6,620	—
Put options written(7)	—	3,264
Interest rate contracts:
Futures contracts (variation margin)(3)(5)	17,080	12,969

Foreign exchange contracts(4)	301,552	171,037

	$549,869	$386,680

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures and equity swap contracts were $38,493,307 and $10,510,686, respectively.
(3)	The average value outstanding for interest rate futures contracts was $33,665,211.
(4)	The average notional amount outstanding for forward foreign currency contracts was $31,227,537.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $96,908 as reported in the Portfolio of Investments.
(6)	The average value outstanding for equity purchase contracts was $736
(7)	The average value outstanding equity written options contract was $363

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$3,100	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $897,989.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $33,880 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$2,400	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $3,403,618
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $28,030 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$2,450	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $861,848.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $29,563 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$2,450	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $861,848.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $29,563 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$15,360	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $2,485,133.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $135,312 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$15,125	$—
Foreign Exchange Contracts(4)	725,873	—
	$740,998	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $5,533,291.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $199,206 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $28,993,241.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	58,063	75,702
Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(4)	—	10,235

	$58,063	$85,937

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $48,005,479.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $502,901 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for credit default swap contracts was $480,556.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$656,534	$728,622

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2013, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $227,539,914.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Note 2. Repurchase Agreements

As of December 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.55%	$740,000
Multi-Managed Moderate Growth	2.21	2,990,000
Multi-Managed Income/Equity	1.89	2,555,000
Multi-Managed Income	2.19	2,970,000
Large Cap Value	1.08	1,465,000
Mid Cap Growth	0.28	385,000
Diversified Fixed Income	8.77	11,875,000
Real Return	17.22	23,315,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $135,375,000, a repurchase price of $135,375,008, and a maturity date of January 2, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	2.38%	2/28/2015	$8,363,000	$8,640,902
U.S. Treasury Notes	2.38	7/31/2017	29,207,000	30,820,687
U.S. Treasury Notes	1.38	9/30/2018	100,000,000	99,250,000

As of December 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.53%	$530,000
Multi-Managed Moderate Growth	2.21	2,205,000
Multi-Managed Income/Equity	1.88	1,880,000
Multi-Managed Income	2.19	2,190,000
Large Cap Value	1.07	1,070,000
Mid Cap Growth	0.27	270,000
Diversified Fixed Income	8.78	8,775,000
Real Return	17.24	17,235,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,056, and a maturity date of January 2, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	2.00%	11/30/2020	$104,482,000	$102,053,838

As of December 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.53%	$530,000
Multi-Managed Moderate Growth	2.21	2,205,000
Multi-Managed Income/Equity	1.88	1,880,000
Multi-Managed Income	2.19	2,190,000
Large Cap Value	1.07	1,070,000
Mid Cap Growth	0.27	270,000
Diversified Fixed Income	8.78	8,775,000
Real Return	17.24	17,235,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,028, and a maturity date of January 2, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.75%	1/31/2014	$101,240,700	$102,124,531

As of December 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.53%	$610,000
Multi-Managed Moderate Growth	2.21	2,535,000
Multi-Managed Income/Equity	1.88	2,165,000
Multi-Managed Income	2.19	2,515,000
Large Cap Value	1.07	1,235,000
Mid Cap Growth	0.27	310,000
Diversified Fixed Income	8.78	10,095,000
Real Return	17.25	19,825,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $115,000,000, a repurchase price of $115,000,064, and a maturity date of January 2, 2014.  The repurchase agreement collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	0.25%	4/15/2016	$117,882,000	$117,327,955

As of December 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount

Large Cap Growth	0.81%	$1,252,000
Large Cap Value	1.20	1,845,000
Mid Cap Growth	0.65	1,011,000
Mid Cap Value	0.98	1,512,000
Small Cap	0.67	1,028,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $154,381,000, a repurchase price of $154,381,000, and a maturity date of January 2, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	2.13%	8/15/2021	$55,215,000	$53,995,356
U.S. Treasury Notes	2.50	3/31/2015	100,000,000	103,476,600

As of December 31, 2013, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.53%	$450,000
Multi-Managed Moderate Growth	2.21	1,875,000
Multi-Managed Income/Equity	1.88	1,600,000
Multi-Managed Income	2.19	1,860,000
Large Cap Value	1.07	910,000
Mid Cap Growth	0.27	230,000
Diversified Fixed Income	8.78	7,460,000
Real Return	17.24	14,650,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $84,955,000, a repurchase price of $84,955,047, and a maturity date of January 2, 2014.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	2.13%	12/31/2015	$84,075,000	$86,969,702

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended December 31, 2013, transactions in these securities were as follows:

Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2013

AIG Common Stock	$3,113	$—	$1,103,070	$503,945	$—	$—	$372,500	$1,979,515

Mid Cap Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2013	Purchases†	Sales	Gain/Loss	Gain(Loss)	2013

Allied World Assurance Co. Holdings AG	$345	$—	$28,280	$2,791	$(13,633)	$2,203	$1,229	$20,870

Mid Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2013	Purchases†	Sales	Gain/Loss	Gain (Loss)	2013

Allied World Assurance Co. Holdings AG	$1,037	$—	$53,499	$31,181	$2,523	$1,647	$16,484	$100,288

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$207,091	$4,217,645	$207,092	$2,029,955	$532,326	$(81,185)	$2,845,923
Focus Value Portfolio, Class 3	8,104	—	3,604,507	12,221	1,789,467	630,341	(247,922)	2,209,680
Large Cap Growth Portfolio, Class 3	62,373	604,836	18,335,429	702,168	3,912,617	1,996,347	665,845	17,787,172
Large Cap Value Portfolio, Class 3	164,857	—	21,015,508	2,393,455	2,190,028	467,407	2,814,411	24,500,753
Mid Cap Growth Portfolio, Class 3	—	110,065	3,629,253	1,149,080	1,399,130	443,097	330,442	4,152,742
Mid Cap Value Portfolio, Class 3	72,090	—	13,875,292	1,710,547	3,907,144	2,117,457	139,722	13,935,874
Small Cap Portfolio, Class 3	—	—	10,172,563	60,323	2,295,699	1,263,848	636,682	9,837,717
Diversified Fixed Income Portfolio, Class 3	16,094	79,818	13,713,514	2,119,642	2,405,802	(93,736)	(631,364)	12,702,254
Multi-Managed Growth Portfolio, Class 3	186,777	115,804	—	3,495,639	—	—	164,664	3,660,303
International Equity Portfolio, Class 3	283,798	—	31,282,961	987,291	3,725,415	(1,741,864)	6,031,542	32,834,515
	$794,093	$1,117,614	$119,846,672	$12,837,458	$23,655,257	$5,615,223	$9,822,837	$124,466,933

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$889,570	$24,336,373	$889,570	$15,370,585	$3,363,561	$(1,159,598)	$12,059,321
Focus Value Portfolio, Class 3	38,324	—	15,849,334	38,324	7,418,004	1,117,083	770,062	10,356,799
Large Cap Growth Portfolio, Class 3	262,674	2,547,179	79,676,214	2,809,853	20,153,598	10,359,569	1,154,235	73,846,273
Large Cap Value Portfolio, Class 3	779,232	—	105,698,163	5,089,170	14,333,668	2,311,578	13,619,230	112,384,473
Mid Cap Growth Portfolio, Class 3	—	411,314	16,174,093	1,858,311	5,416,877	1,981,054	933,928	15,530,509
Mid Cap Value Portfolio, Class 3	297,703	—	67,124,214	297,703	19,579,597	10,227,040	(886,680)	57,182,680
Small Cap Portfolio, Class 3	—	—	39,660,606	13,911	9,577,249	3,491,018	4,239,816	37,828,102
Diversified Fixed Income Portfolio, Class 3	2,578,119	1,598,463	185,357,838	14,070,162	15,848,866	1,122,720	(10,974,276)	173,727,578
Multi-Managed Moderate Growth Portfolio, Class 3	213,257	1,406,322	—	27,568,245	429,282	(3,173)	86,317	27,222,107
Real Return Portfolio, Class 3	147,805	—	20,011,724	574,223	—	—	(1,280,720)	19,305,227
International Equity Portfolio, Class 3	1,195,927	—	140,490,196	2,498,964	24,556,624	(6,590,654)	25,187,674	137,029,556
	$5,513,041	$6,852,848	$694,378,755	$55,708,436	$132,684,350	$27,379,796	$31,689,988	$676,472,625

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$456,188	$12,061,854	$456,188	$7,227,892	$1,267,723	$(313,838)	$6,244,035
Focus Value Portfolio, Class 3	22,874	—	8,030,264	60,690	3,044,747	586,823	569,606	6,202,636
Large Cap Growth Portfolio, Class 3	152,349	1,477,352	44,341,054	1,650,442	9,367,736	4,893,229	1,817,600	43,334,589
Large Cap Value Portfolio, Class 3	454,132	—	58,881,312	3,984,786	6,313,090	966,162	8,235,737	65,754,907
Mid Cap Growth Portfolio, Class 3	—	153,091	8,155,321	153,091	3,980,470	1,449,378	(225,539)	5,551,781
Mid Cap Value Portfolio, Class 3	152,517	—	31,760,919	676,425	9,377,238	5,133,567	(492,353)	27,701,320
Small Cap Portfolio, Class 3	—	—	16,363,405	490,745	1,491,562	819,257	2,806,874	18,988,719
Diversified Fixed Income Portfolio, Class 3	1,776,253	1,101,297	129,374,801	12,124,973	15,769,785	1,102,834	(7,904,851)	118,927,972
Multi-Managed Income/Equity, Class 3	299,516	743,174	—	20,303,064	607,110	(343)	(289,598)	19,406,013
Real Return Portfolio, Class 3	179,025	—	27,362,945	2,969,540	2,900,250	149,265	(1,706,204)	25,875,296
International Equity Portfolio, Class 3	556,843	—	61,185,150	2,335,490	8,301,346	(182,190)	8,579,049	63,616,153
	$3,593,509	$3,931,102	$397,517,025	$45,205,434	$68,381,226	$16,185,705	$11,076,483	$401,603,421

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2013	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2013
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$302,803	$6,636,423	$302,803	$270,784	$47,630	$(2,577,659)	$4,138,413
Focus Value Portfolio, Class 3	18,101	—	6,619,944	18,101	282,870	139,650	(1,576,050)	4,918,775
Large Cap Growth Portfolio, Class 3	123,478	1,197,385	36,868,682	1,325,301	1,913,500	1,020,612	(2,277,933)	35,023,162
Large Cap Value Portfolio, Class 3	360,135	—	49,050,947	2,898,557	1,792,349	801,684	1,419,410	52,378,249
Mid Cap Growth Portfolio, Class 3	—	86,883	4,230,142	86,883	132,710	41,923	(921,000)	3,305,238
Mid Cap Value Portfolio, Class 3	92,627	—	21,192,195	92,627	5,620,951	2,082,758	(1,917,564)	15,829,065
Small Cap Portfolio, Class 3	—		6,794,128	110,899	—	—	1,244,596	8,149,623
Diversified Fixed Income Portfolio, Class 3	269,741	493,087	127,921,554	2,692,942	4,709,778	329,651	(17,808,567)	108,425,802
Mulit-Managed Income Portfolio, Class 3	1,662,298	1,030,644	—	953,847	661,086	210	14,269,220	14,562,191
Real Return Portfolio, Class 3	233,612	—	34,338,133	5,636,139	31,921	285	(4,916,966)	35,025,670
International Equity Portfolio, Class 3	322,585	—	36,912,975	322,585	2,158,700	827,541	1,228,329	37,132,730
	$3,082,577	$3,110,802	$330,565,123	$14,440,684	$17,574,649	$5,291,944	$(13,834,184)	$318,888,918

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets. At December 31, 2013, each Managed Allocation Portfolio held less than 25% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 49% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

At December 31, 2013, the following Managed Allocation Portfolios and other affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage

International Equity	Allocation Growth Portfolio	5%
Diversified Fixed Income	Allocation Moderate Growth Portfolio	21%
Focus Growth	Allocation Moderate Growth Portfolio	7%
International Equity	Allocation Moderate Growth Portfolio	24%
Large Cap Growth	Allocation Moderate Growth Portfolio	20%
Large Cap Value	Allocation Moderate Growth Portfolio	17%
Mid Cap Growth	Allocation Moderate Growth Portfolio	10%
Mid Cap Value	Allocation Moderate Growth Portfolio	18%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	18%
Small Cap	Allocation Moderate Growth Portfolio	19%
Diversified Fixed Income	Allocation Moderate Portfolio	14%
International Equity	Allocation Moderate Portfolio	11%
Large Cap Growth	Allocation Moderate Portfolio	11%
Large Cap Value	Allocation Moderate Portfolio	10%
Mid Cap Value	Allocation Moderate Portfolio	9%
Multi-Managed Income/Equity	Allocation Moderate Portfolio	18%
Small Cap	Allocation Moderate Portfolio	9%
Diversified Fixed Income	Allocation Balanced Portfolio	13%
International Equity	Allocation Balanced Portfolio	7%
Large Cap Growth	Allocation Balanced Portfolio	9%
Large Cap Value	Allocation Balanced Portfolio	8%
Multi-Managed Income	Allocation Balanced Portfolio	16%
Real Return	Allocation Balanced Portfolio	6%
Diversified Fixed Income	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	37%
Focus Growth	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	39%
Focus Value	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	44%
International Equity	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	32%
Large Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	21%
Large Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	29%
Mid Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	30%
Mid Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	30%
Real Return	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	21%
Small Cap	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	27%
Stock	SunAmerica Series Trust - Sunamerica Dynamic Allocation Portfolio	60%
Focus Value	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	27%
International Equity	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	9%
Large Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	14%
Large Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	21%
Mid Cap Growth	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	12%
Mid Cap Value	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	12%
Small Cap	SunAmerica Series Trust - Sunamerica Dynamic Strategy Portfolio	10%

Note 4. Federal Income Taxes

As of December 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain (Loss)	Investments

Multi-Managed Growth	$13,499,649	$(753,519)	$12,746,130	$67,004,774
Multi-Managed Moderate Growth	20,433,002	(1,544,457)	18,888,545	145,935,837
Multi-Managed Income/Equity	9,031,259	(1,231,362)	7,799,897	115,338,078
Multi-Managed Income	4,726,491	(998,700)	3,727,791	100,323,595
Asset Allocation: Diversified Growth	27,480,854	(2,992,482)	24,488,372	145,122,140
Stock	108,184,120	(355,117)	107,829,003	230,472,207
Large Cap Growth	71,641,094	(669,628)	70,971,466	295,897,580
Large Cap Value	129,604,880	(16,044,919)	113,559,961	542,108,022
Mid Cap Growth	45,285,737	(1,177,324)	44,108,413	115,381,921
Mid Cap Value	62,760,800	(3,743,365)	59,017,435	262,718,327
Small Cap	51,236,475	(2,740,909)	48,495,566	157,917,206
International Equity	94,682,690	(16,252,425)	78,430,265	489,577,096
Diversified Fixed Income	11,360,932	(12,284,961)	(924,029)	869,874,045
Real Return	8,570,931	(15,152,439)	(6,581,508)	609,697,590
Cash Management	1,594	(10,156)	(8,562)	37,861,623
Focus Growth.	41,302,512	(195,942)	41,106,570	126,640,586
Focus Value.	30,237,786	(417,705)	29,820,081	183,304,730
Allocation Growth	30,711,020	(13,534,031)	17,176,989	107,289,944
Allocation Moderate Growth	151,641,563	(38,623,785)	113,017,778	563,454,847
Allocation Moderate	78,930,665	(30,371,821)	48,558,844	353,044,577
Allocation Balanced	51,094,408	(15,762,317)	35,332,091	283,556,827

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2014

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 28, 2014